September 30, 2021 :: ProFund Access VP High Yield ::

U.S. Treasury Obligation (50.9%)

	Principal Amount	Value
U.S. Treasury Notes, 0.875%, 9/30/26	$9,900,000	$9,847,020

TOTAL U.S. TREASURY OBLIGATION
(Cost $9,840,059)		9,847,020

Repurchase Agreements(a) (94.0%)
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $18,191,000	18,191,000	18,191,000
TOTAL REPURCHASE AGREEMENTS
(Cost $18,191,000)		18,191,000
TOTAL INVESTMENT SECURITIES
(Cost $28,031,059) - 144.9%		28,038,020
Net other assets (liabilities) - (44.9)%		(8,691,931)

NET ASSETS - 100.0%		$19,346,089

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
5-Year U.S. Treasury Note Futures Contracts	19	1/3/22	$2,333,289	$(8,268)

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Sell Protection(a)

Underlying Instrument	Payment Frequency	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2021(b)	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 37	Daily	5.00%	12/20/26	3.00%	$14,550,000	$1,340,473	$1,404,133	$(63,660)	$(34,457)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund could be required pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

September 30, 2021 :: ProFund VP Asia 30 ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.1%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	6,626	$980,979
Baidu, Inc.*ADR (Interactive Media & Services)	5,935	912,507
Beigene, Ltd.*ADR (Biotechnology)	5,796	2,103,948
BHP Billiton PLCADR (Metals & Mining)	30,019	1,521,663
BHP Billiton, Ltd.ADR (Metals & Mining)	22,426	1,200,240
Bilibili, Inc.*ADR (Entertainment)	7,521	497,664
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	14,769	841,833
Futu Holdings, Ltd.*ADR (Capital Markets)	20,908	1,903,046
Gaotu Techedu, Inc.*ADR (Diversified Consumer Services)	9,453	29,021
GDS Holdings, Ltd.*ADR (IT Services)	9,729	550,759
HDFC Bank, Ltd.ADR (Banks)	18,148	1,326,437
Hello Group, Inc.ADR (Interactive Media & Services)	45,818	484,754
Huazhu Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	10,971	503,130
HUYA, Inc.*ADR(a) (Entertainment)	32,293	269,324
ICICI Bank, Ltd.ADR (Banks)	63,827	1,204,415
Infosys Technologies, Ltd.ADR (IT Services)	55,190	1,227,978
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	7,314	528,363
JinkoSolar Holding Co., Ltd.*ADR(a) (Semiconductors & Semiconductor Equipment)	12,495	572,396
JOYY, Inc.ADR (Interactive Media & Services)	8,004	438,859
Kingsoft Cloud Holdings, Ltd.*ADR (IT Services)	19,676	557,224
NetEase, Inc.ADR (Entertainment)	6,624	565,689
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	28,291	57,996
NIO, Inc.*ADR (Automobiles)	13,804	491,837
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	3,795	344,093
Sea, Ltd.*ADR (Entertainment)	7,043	2,244,815
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	14,974	1,671,847
TAL Education Group*ADR (Diversified Consumer Services)	6,984	33,803
Tencent Music Entertainment Group*ADR (Entertainment)	32,914	238,627
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	14,912	458,544
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	47,612	1,459,784

TOTAL COMMON STOCKS
(Cost $13,596,370)		25,221,575

Repurchase Agreements(b) (3.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $767,000	$767,000	$767,000
TOTAL REPURCHASE AGREEMENTS
(Cost $767,000)		767,000

Collateral for Securities Loaned (c)(2.8%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(d)	704,528	$704,528
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $704,528)		704,528
TOTAL INVESTMENT SECURITIES
(Cost $15,067,898) - 105.9%		26,693,103
Net other assets (liabilities) - (5.9)%		(1,477,014)

NET ASSETS - 100.0%		$25,216,089

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $738,695.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2021.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2021.
ADR	American Depositary Receipt

:: ProFund VP Asia 30 :: September 30, 2021

ProFund VP Asia 30 invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Air Freight & Logistics	$1,459,784	5.8%
Automobiles	491,837	2.0%
Banks	2,530,852	10.0%
Biotechnology	2,103,948	8.3%
Capital Markets	1,903,046	7.5%
Diversified Consumer Services	120,820	0.5%
Entertainment	3,816,119	15.1%
Hotels, Restaurants & Leisure	503,130	2.0%
Interactive Media & Services	1,836,120	7.3%
Internet & Direct Marketing Retail	2,311,979	9.3%
IT Services	2,335,961	9.3%
Metals & Mining	2,721,903	10.8%
Semiconductors & Semiconductor Equipment	3,086,076	12.2%
Other**	(5,486)	(0.1)%
Total	$25,216,089	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of September 30, 2021:

	Value	% of Net Assets
Australia	$2,721,903	10.8%
China	14,824,180	58.9%
India	3,758,830	14.9%
Singapore	2,244,815	8.9%
Taiwan	1,671,847	6.6%
Other**	(5,486)	(0.1)%
Total	$25,216,089	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 :: ProFund VP Banks ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (77.2%)

	Shares	Value
Bank of America Corp. (Banks)	26,842	$1,139,443
Bank OZK (Banks)	442	18,997
BOK Financial Corp. (Banks)	110	9,851
Citigroup, Inc. (Banks)	7,345	515,472
Citizens Financial Group, Inc. (Banks)	1,545	72,584
Comerica, Inc. (Banks)	486	39,123
Commerce Bancshares, Inc. (Banks)	385	26,827
Cullen/Frost Bankers, Inc. (Banks)	206	24,436
East West Bancorp, Inc. (Banks)	514	39,856
F.N.B. Corp. (Banks)	1,160	13,479
Fifth Third Bancorp (Banks)	2,506	106,355
First Citizens BancShares, Inc. - Class A (Banks)	25	21,079
First Financial Bankshares, Inc. (Banks)	465	21,367
First Horizon Corp. (Banks)	1,993	32,459
First Republic Bank (Banks)	639	123,250
Glacier Bancorp, Inc. (Banks)	393	21,753
Home BancShares, Inc. (Banks)	549	12,918
Huntington Bancshares, Inc. (Banks)	5,353	82,757
JPMorgan Chase & Co. (Banks)	10,831	1,772,927
KeyCorp (Banks)	3,468	74,978
M&T Bank Corp. (Banks)	465	69,443
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,686	21,698
People's United Financial, Inc. (Banks)	1,552	27,113
Pinnacle Financial Partners, Inc. (Banks)	275	25,872
Popular, Inc. (Banks)	294	22,835
Prosperity Bancshares, Inc. (Banks)	338	24,042
Regions Financial Corp. (Banks)	3,464	73,818
Signature Bank (Banks)	220	59,902
SVB Financial Group* (Banks)	213	137,785
Synovus Financial Corp. (Banks)	533	23,393
TFS Financial Corp. (Thrifts & Mortgage Finance)	175	3,336
The PNC Financial Services Group, Inc. (Banks)	1,541	301,481
Truist Financial Corp. (Banks)	4,838	283,749
U.S. Bancorp (Banks)	4,891	290,721
UMB Financial Corp. (Banks)	156	15,087
Umpqua Holdings Corp. (Banks)	801	16,220
United Bankshares, Inc. (Banks)	468	17,026
Valley National Bancorp (Banks)	1,474	19,619
Webster Financial Corp. (Banks)	330	17,972
Wells Fargo & Co. (Banks)	14,886	690,859
Western Alliance Bancorp (Banks)	377	41,025
Wintrust Financial Corp. (Banks)	208	16,717
Zions Bancorp (Banks)	588	36,391

TOTAL COMMON STOCKS
(Cost $2,125,082)		6,406,015

Repurchase Agreements(a) (1.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $121,000	$121,000	$121,000
TOTAL REPURCHASE AGREEMENTS
(Cost $121,000)		121,000
TOTAL INVESTMENT SECURITIES
(Cost $2,246,082) - 78.7%		6,527,015
Net other assets (liabilities) - 21.3%		1,768,001

NET ASSETS - 100.0%		$8,295,016

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Banks :: September 30, 2021

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	10/25/21	0.57%	$1,885,462	$877

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Banks invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Banks	$6,380,981	76.9%
Thrifts & Mortgage Finance	25,034	0.3%
Other**	1,889,001	22.8%
Total	$8,295,016	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 :: ProFund VP Basic Materials ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.4%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	4,230	$1,083,346
Albemarle Corp. (Chemicals)	2,235	489,398
Alcoa Corp.* (Metals & Mining)	3,570	174,716
Ashland Global Holdings, Inc. (Chemicals)	1,079	96,160
Axalta Coating Systems, Ltd.* (Chemicals)	4,134	120,671
Celanese Corp. (Chemicals)	2,123	319,809
CF Industries Holdings, Inc. (Chemicals)	4,111	229,476
Cleveland-Cliffs, Inc.* (Metals & Mining)	8,836	175,041
Commercial Metals Co. (Metals & Mining)	2,305	70,210
Corteva, Inc. (Chemicals)	14,030	590,382
Dow, Inc. (Chemicals)	14,251	820,288
DuPont de Nemours, Inc. (Chemicals)	10,000	679,900
Eastman Chemical Co. (Chemicals)	2,595	261,420
Ecolab, Inc. (Chemicals)	4,757	992,406
Element Solutions, Inc. (Chemicals)	4,162	90,232
FMC Corp. (Chemicals)	2,459	225,146
Freeport-McMoRan, Inc. (Metals & Mining)	28,055	912,630
Huntsman Corp. (Chemicals)	4,028	119,189
Ingevity Corp.* (Chemicals)	755	53,884
International Flavors & Fragrances, Inc. (Chemicals)	4,760	636,507
Linde PLC (Chemicals)	9,868	2,895,075
LyondellBasell Industries N.V. - Class A (Chemicals)	5,051	474,036
MP Materials Corp.* (Metals & Mining)	1,450	46,734
NewMarket Corp. (Chemicals)	138	46,750
Newmont Corp. (Metals & Mining)	15,271	829,215
Nucor Corp. (Metals & Mining)	5,617	553,218
Olin Corp. (Chemicals)	2,806	135,390
PPG Industries, Inc. (Chemicals)	4,536	648,693
Reliance Steel & Aluminum Co. (Metals & Mining)	1,213	172,755
Royal Gold, Inc. (Metals & Mining)	1,254	119,744
RPM International, Inc. (Chemicals)	2,480	192,572
Steel Dynamics, Inc. (Metals & Mining)	3,706	216,727
The Chemours Co. (Chemicals)	3,155	91,684
The Mosaic Co. (Chemicals)	6,607	236,002
The Scotts Miracle-Gro Co. - Class A (Chemicals)	779	114,014
United States Steel Corp. (Metals & Mining)	5,249	115,321
Valvoline, Inc. (Chemicals)	3,454	107,696
Westlake Chemical Corp. (Chemicals)	637	58,056

TOTAL COMMON STOCKS
(Cost $6,718,878)		15,194,493

Repurchase Agreements(a) (2.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $328,000	$328,000	$328,000
TOTAL REPURCHASE AGREEMENTS
(Cost $328,000)		328,000
TOTAL INVESTMENT SECURITIES
(Cost $7,046,878) - 99.5%		15,522,493
Net other assets (liabilities) - 0.5%		84,550

NET ASSETS - 100.0%		$15,607,043

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Basic Materials :: September 30, 2021

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	10/25/21	0.57%	$413,089	$(7,560)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Basic Materials invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Chemicals	$11,808,182	75.7%
Metals & Mining	3,386,311	21.7%
Other**	412,550	2.6%
Total	$15,607,043	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 :: ProFund VP Bear ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (98.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $6,411,000	$6,411,000	$6,411,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,411,000)		6,411,000
TOTAL INVESTMENT SECURITIES
(Cost $6,411,000) - 98.4%		6,411,000
Net other assets (liabilities) - 1.6%		105,254

NET ASSETS - 100.0%		$6,516,254

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2021, the aggregate amount held in a segregated account was $959,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	1	12/20/21	$(214,888)	$10,278

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	10/27/21	(0.42)%	$(1,787,629)	$51,872
S&P 500	UBS AG	10/27/21	(0.22)%	(4,504,395)	138,827
				$(6,292,024)	$190,699

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2021 :: ProFund VP Biotechnology ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.9%)

	Shares	Value
10X Genomics, Inc.* - Class A (Life Sciences Tools & Services)	4,444	$646,958
AbbVie, Inc. (Biotechnology)	86,687	9,350,926
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	5,751	95,524
Acceleron Pharma, Inc.* (Biotechnology)	2,629	452,451
Agilent Technologies, Inc. (Life Sciences Tools & Services)	14,885	2,344,833
Agios Pharmaceuticals, Inc.* (Biotechnology)	2,893	133,512
Alkermes PLC* (Biotechnology)	7,915	244,099
Allogene Therapeutics, Inc.* (Biotechnology)	3,628	93,240
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	5,830	1,100,762
Amgen, Inc. (Biotechnology)	27,855	5,923,366
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	5,115	319,329
Avantor, Inc.* (Life Sciences Tools & Services)	28,656	1,172,030
Beam Therapeutics, Inc.* (Biotechnology)	2,148	186,897
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	2,030	39,707
Biogen, Inc.* (Biotechnology)	7,311	2,068,940
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	2,841	394,643
BioMarin Pharmaceutical, Inc.* (Biotechnology)	8,995	695,224
Bio-Techne Corp. (Life Sciences Tools & Services)	1,908	924,560
Blueprint Medicines Corp.* (Biotechnology)	2,873	295,373
Bridgebio Pharma, Inc.* (Biotechnology)	5,364	251,411
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	2,472	1,020,120
Denali Therapeutics, Inc.* (Biotechnology)	4,535	228,791
Emergent BioSolutions, Inc.* (Biotechnology)	2,345	117,414
Exact Sciences Corp.* (Biotechnology)	8,434	805,025
Exelixis, Inc.* (Biotechnology)	15,455	326,719
Fate Therapeutics, Inc.* (Biotechnology)	3,969	235,243
Gilead Sciences, Inc. (Biotechnology)	61,504	4,296,054
Halozyme Therapeutics, Inc.* (Biotechnology)	6,983	284,068
Horizon Therapeutics PLC* (Pharmaceuticals)	11,080	1,213,704
Illumina, Inc.* (Life Sciences Tools & Services)	7,196	2,918,769
Incyte Corp.* (Biotechnology)	9,319	640,961
Intellia Therapeutics, Inc.* (Biotechnology)	3,352	449,671
Invitae Corp.* (Biotechnology)	9,810	278,898
Ionis Pharmaceuticals, Inc.* (Biotechnology)	6,925	232,265
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	9,400	2,251,676
Maravai LifeSciences Holdings, Inc.* - Class A (Life Sciences Tools & Services)	5,347	262,431
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	1,406	266,128
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	1,133	1,560,549
Mirati Therapeutics, Inc.* (Biotechnology)	2,254	398,755
Moderna, Inc.* (Biotechnology)	17,203	6,620,747
Natera, Inc.* (Biotechnology)	4,278	476,740
Nektar Therapeutics* (Pharmaceuticals)	9,016	161,927
Neurocrine Biosciences, Inc.* (Biotechnology)	4,643	445,310
Novavax, Inc.* (Biotechnology)	3,654	757,511
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	9,762	249,419
PPD, Inc.* (Life Sciences Tools & Services)	5,859	274,143
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,156	3,120,308
Repligen Corp.* (Biotechnology)	2,508	724,787
Sarepta Therapeutics, Inc.* (Biotechnology)	3,918	362,337
Seagen, Inc.* (Biotechnology)	6,515	1,106,247
Sotera Health Co.* (Life Sciences Tools & Services)	4,858	127,037
Syneos Health, Inc.* (Life Sciences Tools & Services)	5,076	444,048
Twist Bioscience Corp.* (Biotechnology)	2,398	256,514
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	3,328	300,152
United Therapeutics Corp.* (Biotechnology)	2,202	406,445
Vertex Pharmaceuticals, Inc.* (Biotechnology)	12,725	2,308,188
Vir Biotechnology, Inc.* (Biotechnology)	3,588	156,150

TOTAL COMMON STOCKS
(Cost $22,126,224)		62,819,036

Repurchase Agreements(a) (0.9%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $597,000	$597,000	$597,000
TOTAL REPURCHASE AGREEMENTS
(Cost $597,000)		597,000
TOTAL INVESTMENT SECURITIES
(Cost $22,723,224) - 99.8%		63,416,036
Net other assets (liabilities) - 0.2%		135,119

NET ASSETS - 100.0%		$63,551,155

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Biotechnology :: September 30, 2021

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	10/25/21	0.57%	$772,743	$(44,457)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology invested in the following industries as of September 30, 2021:
	Value	% of Net Assets
Biotechnology	$46,940,997	73.9%
Life Sciences Tools & Services	14,502,408	22.8%
Pharmaceuticals	1,375,631	2.2%
Other**	732,119	1.1%
Total	$63,551,155	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 :: ProFund VP Bull ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (75.3%)

	Shares	Value
3M Co. (Industrial Conglomerates)	899	$157,703
A.O. Smith Corp. (Building Products)	205	12,519
Abbott Laboratories (Health Care Equipment & Supplies)	2,754	325,329
AbbVie, Inc. (Biotechnology)	2,745	296,102
ABIOMED, Inc.* (Health Care Equipment & Supplies)	71	23,112
Accenture PLC - Class A (IT Services)	984	314,801
Activision Blizzard, Inc. (Entertainment)	1,208	93,487
Adobe, Inc.* (Software)	740	426,033
Advance Auto Parts, Inc. (Specialty Retail)	101	21,098
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,884	193,864
Aflac, Inc. (Insurance)	957	49,888
Agilent Technologies, Inc. (Life Sciences Tools & Services)	471	74,197
Air Products & Chemicals, Inc. (Chemicals)	344	88,102
Akamai Technologies, Inc.* (IT Services)	254	26,566
Alaska Air Group, Inc.* (Airlines)	197	11,544
Albemarle Corp. (Chemicals)	183	40,072
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	215	41,080
Align Technology, Inc.* (Health Care Equipment & Supplies)	114	75,859
Allegion PLC (Building Products)	140	18,505
Alliant Energy Corp. (Electric Utilities)	387	21,664
Alphabet, Inc.* - Class A (Interactive Media & Services)	468	1,251,206
Alphabet, Inc.* - Class C (Interactive Media & Services)	438	1,167,406
Altria Group, Inc. (Tobacco)	2,866	130,460
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	676	2,220,687
Amcor PLC (Containers & Packaging)	2,393	27,735
Ameren Corp. (Multi-Utilities)	400	32,400
American Airlines Group, Inc.* (Airlines)	1,005	20,623
American Electric Power Co., Inc. (Electric Utilities)	778	63,158
American Express Co. (Consumer Finance)	1,000	167,530
American International Group, Inc. (Insurance)	1,329	72,949
American Tower Corp. (Equity Real Estate Investment Trusts)	708	187,909
American Water Works Co., Inc. (Water Utilities)	282	47,669
Ameriprise Financial, Inc. (Capital Markets)	176	46,485
AmerisourceBergen Corp. (Health Care Providers & Services)	233	27,832
AMETEK, Inc. (Electrical Equipment)	359	44,520
Amgen, Inc. (Biotechnology)	883	187,770
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	930	68,104
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	837	140,181
ANSYS, Inc.* (Software)	136	46,301
Anthem, Inc. (Health Care Providers & Services)	378	140,918
Aon PLC (Insurance)	350	100,020
APA Corp. (Oil, Gas & Consumable Fuels)	587	12,579
Apple, Inc. (Technology Hardware, Storage & Peripherals)	24,397	3,452,177
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,420	182,797
Aptiv PLC* (Auto Components)	420	62,568
Archer-Daniels-Midland Co. (Food Products)	868	52,089
Arista Networks, Inc.* (Communications Equipment)	88	30,240
Arthur J. Gallagher & Co. (Insurance)	321	47,717
Assurant, Inc. (Insurance)	91	14,355
AT&T, Inc. (Diversified Telecommunication Services)	11,093	299,622
Atmos Energy Corp. (Gas Utilities)	203	17,905
Autodesk, Inc.* (Software)	342	97,528
Automatic Data Processing, Inc. (IT Services)	657	131,347
AutoZone, Inc.* (Specialty Retail)	33	56,034
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	217	48,096
Avery Dennison Corp. (Containers & Packaging)	129	26,730
Baker Hughes Co. - Class A (Energy Equipment & Services)	1,288	31,852
Ball Corp. (Containers & Packaging)	507	45,615
Bank of America Corp. (Banks)	11,504	488,345
Bath & Body Works, Inc. (Household Durables)	411	25,905
Baxter International, Inc. (Health Care Equipment & Supplies)	778	62,575
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	445	109,390
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,879	785,794
Best Buy Co., Inc. (Specialty Retail)	350	36,999
Biogen, Inc.* (Biotechnology)	232	65,654
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	33	24,616
Bio-Techne Corp. (Life Sciences Tools & Services)	61	29,559
BlackRock, Inc. - Class A (Capital Markets)	222	186,182
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	65	154,302
BorgWarner, Inc. (Auto Components)	373	16,117
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	219	23,729
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,211	95,935
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,451	204,196
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	637	308,900
Broadridge Financial Solutions, Inc. (IT Services)	181	30,162

:: ProFund VP Bull :: September 30, 2021

Common Stocks, continued

	Shares	Value
Brown & Brown, Inc. (Insurance)	364	$20,184
Brown-Forman Corp. - Class B (Beverages)	284	19,031
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	205	17,835
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	622	13,535
Cadence Design Systems, Inc.* (Software)	429	64,968
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	331	37,165
Campbell Soup Co. (Food Products)	316	13,212
Capital One Financial Corp. (Consumer Finance)	693	112,245
Cardinal Health, Inc. (Health Care Providers & Services)	451	22,306
CarMax, Inc.* (Specialty Retail)	254	32,502
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	1,242	31,062
Carrier Global Corp. (Building Products)	1,348	69,772
Catalent, Inc.* (Pharmaceuticals)	264	35,130
Caterpillar, Inc. (Machinery)	850	163,174
Cboe Global Markets, Inc. (Capital Markets)	165	20,437
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	521	50,725
CDW Corp. (Electronic Equipment, Instruments & Components)	212	38,588
Celanese Corp. (Chemicals)	173	26,061
Centene Corp.* (Health Care Providers & Services)	904	56,328
CenterPoint Energy, Inc. (Multi-Utilities)	922	22,681
Ceridian HCM Holding, Inc.* (Software)	209	23,538
Cerner Corp. (Health Care Technology)	460	32,439
CF Industries Holdings, Inc. (Chemicals)	333	18,588
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	79	32,601
Charter Communications, Inc.* - Class A (Media)	197	143,329
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,003	304,654
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	43	78,153
Chubb, Ltd. (Insurance)	681	118,140
Church & Dwight Co., Inc. (Household Products)	380	31,377
Cigna Corp. (Health Care Providers & Services)	529	105,885
Cincinnati Financial Corp. (Insurance)	233	26,613
Cintas Corp. (Commercial Services & Supplies)	137	52,150
Cisco Systems, Inc. (Communications Equipment)	6,547	356,353
Citigroup, Inc. (Banks)	3,149	220,997
Citizens Financial Group, Inc. (Banks)	662	31,101
Citrix Systems, Inc. (Software)	194	20,830
CME Group, Inc. (Capital Markets)	557	107,713
CMS Energy Corp. (Multi-Utilities)	450	26,879
Cognizant Technology Solutions Corp. - Class A (IT Services)	817	60,630
Colgate-Palmolive Co. (Household Products)	1,309	98,934
Comcast Corp. - Class A (Media)	7,117	398,055
Comerica, Inc. (Banks)	207	16,664
Conagra Brands, Inc. (Food Products)	745	25,233
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,079	140,894
Consolidated Edison, Inc. (Multi-Utilities)	550	39,925
Constellation Brands, Inc. - Class A (Beverages)	262	55,201
Copart, Inc.* (Commercial Services & Supplies)	331	45,916
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,194	43,569
Corteva, Inc. (Chemicals)	1,139	47,929
Costco Wholesale Corp. (Food & Staples Retailing)	687	308,703
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	671	116,298
CSX Corp. (Road & Rail)	3,502	104,149
Cummins, Inc. (Machinery)	223	50,077
CVS Health Corp. (Health Care Providers & Services)	2,051	174,048
Danaher Corp. (Health Care Equipment & Supplies)	988	300,787
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	203	30,748
DaVita, Inc.* (Health Care Providers & Services)	103	11,975
Deere & Co. (Machinery)	440	147,430
Delta Air Lines, Inc.* (Airlines)	993	42,312
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	339	19,679
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	978	34,729
DexCom, Inc.* (Health Care Equipment & Supplies)	150	82,029
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	264	24,993
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	439	63,414
Discover Financial Services (Consumer Finance)	465	57,125
Discovery, Inc.*(a) (Media)	264	6,700
Discovery, Inc.* - Class C (Media)	472	11,455
DISH Network Corp.* - Class A (Media)	386	16,776
Dollar General Corp. (Multiline Retail)	368	78,068
Dollar Tree, Inc.* (Multiline Retail)	361	34,555
Dominion Energy, Inc. (Multi-Utilities)	1,257	91,785
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	57	27,187
Dover Corp. (Machinery)	223	34,677
Dow, Inc. (Chemicals)	1,159	66,712
DR Horton, Inc. (Household Durables)	506	42,490
DTE Energy Co. (Multi-Utilities)	301	33,625
Duke Energy Corp. (Electric Utilities)	1,195	116,620
Duke Realty Corp. (Equity Real Estate Investment Trusts)	588	28,148
DuPont de Nemours, Inc. (Chemicals)	812	55,208
DXC Technology Co.* (IT Services)	389	13,074
Eastman Chemical Co. (Chemicals)	211	21,256
Eaton Corp. PLC (Electrical Equipment)	619	92,422
eBay, Inc. (Internet & Direct Marketing Retail)	1,011	70,436
Ecolab, Inc. (Chemicals)	385	80,319

September 30, 2021 :: ProFund VP Bull ::

Common Stocks, continued

	Shares	Value
Edison International (Electric Utilities)	591	$32,783
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	968	109,587
Electronic Arts, Inc. (Entertainment)	442	62,875
Eli Lilly & Co. (Pharmaceuticals)	1,233	284,885
Emerson Electric Co. (Electrical Equipment)	929	87,512
Enphase Energy, Inc.* (Electrical Equipment)	209	31,344
Entergy Corp. (Electric Utilities)	312	30,985
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	906	72,725
Equifax, Inc. (Professional Services)	190	48,150
Equinix, Inc. (Equity Real Estate Investment Trusts)	140	110,618
Equity Residential (Equity Real Estate Investment Trusts)	530	42,888
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	100	31,974
Etsy, Inc.* (Internet & Direct Marketing Retail)	197	40,968
Everest Re Group, Ltd. (Insurance)	62	15,548
Evergy, Inc. (Electric Utilities)	357	22,205
Eversource Energy (Electric Utilities)	535	43,742
Exelon Corp. (Electric Utilities)	1,519	73,428
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	227	37,205
Expeditors International of Washington, Inc. (Air Freight & Logistics)	263	31,331
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	207	34,774
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,577	386,860
F5 Networks, Inc.* (Communications Equipment)	93	18,487
Facebook, Inc.* - Class A (Interactive Media & Services)	3,704	1,257,100
Fastenal Co. (Trading Companies & Distributors)	893	46,088
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	108	12,743
FedEx Corp. (Air Freight & Logistics)	382	83,769
Fidelity National Information Services, Inc. (IT Services)	959	116,691
Fifth Third Bancorp (Banks)	1,070	45,411
First Horizon Corp. (Banks)	1	9
First Republic Bank (Banks)	274	52,849
FirstEnergy Corp. (Electric Utilities)	844	30,063
Fiserv, Inc.* (IT Services)	925	100,363
FleetCor Technologies, Inc.* (IT Services)	128	33,443
FMC Corp. (Chemicals)	199	18,220
Ford Motor Co.* (Automobiles)	6,097	86,334
Fortinet, Inc.* (Software)	211	61,620
Fortive Corp. (Machinery)	556	39,237
Fortune Brands Home & Security, Inc. (Building Products)	214	19,136
Fox Corp. - Class A (Media)	500	20,055
Fox Corp. - Class B (Media)	231	8,575
Franklin Resources, Inc. (Capital Markets)	439	13,047
Freeport-McMoRan, Inc. (Metals & Mining)	2,281	74,201
Garmin, Ltd. (Household Durables)	237	36,844
Gartner, Inc.* (IT Services)	130	39,504
Generac Holdings, Inc.* (Electrical Equipment)	98	40,050
General Dynamics Corp. (Aerospace & Defense)	361	70,767
General Electric Co. (Industrial Conglomerates)	1,705	175,666
General Mills, Inc. (Food Products)	940	56,231
General Motors Co.* (Automobiles)	2,255	118,861
Genuine Parts Co. (Distributors)	222	26,913
Gilead Sciences, Inc. (Biotechnology)	1,948	136,068
Global Payments, Inc. (IT Services)	457	72,014
Globe Life, Inc. (Insurance)	145	12,909
Halliburton Co. (Energy Equipment & Services)	1,384	29,922
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	542	9,301
Hartford Financial Services Group, Inc. (Insurance)	541	38,005
Hasbro, Inc. (Leisure Products)	200	17,844
HCA Healthcare, Inc. (Health Care Providers & Services)	383	92,962
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	839	28,090
Henry Schein, Inc.* (Health Care Providers & Services)	217	16,527
Hess Corp. (Oil, Gas & Consumable Fuels)	427	33,353
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,032	28,956
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	434	57,336
Hologic, Inc.* (Health Care Equipment & Supplies)	393	29,007
Honeywell International, Inc. (Industrial Conglomerates)	1,072	227,564
Hormel Foods Corp. (Food Products)	437	17,917
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	1,111	18,143
Howmet Aerospace, Inc. (Aerospace & Defense)	600	18,720
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,866	51,054
Humana, Inc. (Health Care Providers & Services)	199	77,441
Huntington Bancshares, Inc. (Banks)	2,294	35,465
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	62	11,970
IDEX Corp. (Machinery)	118	24,420
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	132	82,091
IHS Markit, Ltd. (Professional Services)	619	72,188
Illinois Tool Works, Inc. (Machinery)	444	91,744
Illumina, Inc.* (Life Sciences Tools & Services)	228	92,479
Incyte Corp.* (Biotechnology)	270	18,571
Ingersoll Rand, Inc.* (Machinery)	629	31,708
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,302	335,771
Intercontinental Exchange, Inc. (Capital Markets)	876	100,582
International Business Machines Corp. (IT Services)	1,393	193,529
International Flavors & Fragrances, Inc. (Chemicals)	387	51,750

:: ProFund VP Bull :: September 30, 2021

Common Stocks, continued

	Shares	Value
International Paper Co. (Containers & Packaging)	606	$33,888
Intuit, Inc. (Software)	426	229,831
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	185	183,918
Invesco, Ltd. (Capital Markets)	530	12,778
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	56	8,870
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	299	71,622
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	447	19,422
J.B. Hunt Transport Services, Inc. (Road & Rail)	131	21,906
Jack Henry & Associates, Inc. (IT Services)	116	19,031
Jacobs Engineering Group, Inc. (Construction & Engineering)	203	26,904
Johnson & Johnson (Pharmaceuticals)	4,089	660,373
Johnson Controls International PLC (Building Products)	1,108	75,434
JPMorgan Chase & Co. (Banks)	4,645	760,341
Juniper Networks, Inc. (Communications Equipment)	506	13,925
Kansas City Southern (Road & Rail)	142	38,431
Kellogg Co. (Food Products)	397	25,376
KeyCorp (Banks)	1,487	32,149
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	286	46,987
Kimberly-Clark Corp. (Household Products)	523	69,266
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	954	19,796
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,029	50,675
KLA Corp. (Semiconductors & Semiconductor Equipment)	238	79,613
L3Harris Technologies, Inc. (Aerospace & Defense)	312	68,715
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	150	42,216
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	220	125,213
Lamb Weston Holding, Inc. (Food Products)	225	13,808
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	534	19,544
Leggett & Platt, Inc. (Household Durables)	205	9,192
Leidos Holdings, Inc. (IT Services)	219	21,052
Lennar Corp. - Class A (Household Durables)	427	40,002
Lincoln National Corp. (Insurance)	273	18,769
Linde PLC (Chemicals)	803	235,583
Live Nation Entertainment, Inc.* (Entertainment)	205	18,682
LKQ Corp.* (Distributors)	421	21,185
Lockheed Martin Corp. (Aerospace & Defense)	383	132,173
Loews Corp. (Insurance)	315	16,988
Lowe's Cos., Inc. (Specialty Retail)	1,097	222,537
Lumen Technologies, Inc. (Diversified Telecommunication Services)	1,547	19,167
LyondellBasell Industries N.V. - Class A (Chemicals)	409	38,385
M&T Bank Corp. (Banks)	199	29,719
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,226	16,759
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	993	61,377
MarketAxess Holdings, Inc. (Capital Markets)	59	24,821
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	427	63,211
Marsh & McLennan Cos., Inc. (Insurance)	786	119,023
Martin Marietta Materials, Inc. (Construction Materials)	97	33,143
Masco Corp. (Building Products)	382	21,220
Mastercard, Inc. - Class A (IT Services)	1,355	471,106
Match Group, Inc.* (Interactive Media & Services)	429	67,349
McCormick & Co., Inc. (Food Products)	386	31,278
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,160	279,688
McKesson Corp. (Health Care Providers & Services)	241	48,051
Medtronic PLC (Health Care Equipment & Supplies)	2,088	261,731
Merck & Co., Inc. (Pharmaceuticals)	3,932	295,333
MetLife, Inc. (Insurance)	1,131	69,817
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	35	48,208
MGM Resorts International (Hotels, Restaurants & Leisure)	619	26,710
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	427	65,540
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,748	124,073
Microsoft Corp. (Software)	11,675	3,291,417
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	181	33,802
Moderna, Inc.* (Biotechnology)	545	209,749
Mohawk Industries, Inc.* (Household Durables)	88	15,611
Molson Coors Beverage Co. - Class B (Beverages)	294	13,636
Mondelez International, Inc. - Class A (Food Products)	2,170	126,250
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	68	32,958
Monster Beverage Corp.* (Beverages)	582	51,699
Moody's Corp. (Capital Markets)	253	89,843
Morgan Stanley (Capital Markets)	2,268	220,698
Motorola Solutions, Inc. (Communications Equipment)	263	61,100
MSCI, Inc. - Class A (Capital Markets)	128	77,868
Nasdaq, Inc. (Capital Markets)	183	35,323
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	348	31,236
Netflix, Inc.* (Entertainment)	688	419,914
Newell Brands, Inc. (Household Durables)	588	13,018
Newmont Corp. (Metals & Mining)	1,241	67,386
News Corp. - Class A (Media)	609	14,330
News Corp. - Class B (Media)	188	4,367

September 30, 2021 :: ProFund VP Bull ::

Common Stocks, continued

	Shares	Value
NextEra Energy, Inc. (Electric Utilities)	3,048	$239,330
Nielsen Holdings PLC (Professional Services)	558	10,708
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,984	288,136
NiSource, Inc. (Multi-Utilities)	611	14,805
Norfolk Southern Corp. (Road & Rail)	383	91,633
Northern Trust Corp. (Capital Markets)	324	34,930
Northrop Grumman Corp. (Aerospace & Defense)	234	84,275
NortonLifelock, Inc. (Software)	904	22,871
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	575	15,358
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	379	15,475
Nucor Corp. (Metals & Mining)	457	45,010
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,872	802,123
NVR, Inc.* (Household Durables)	6	28,764
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	412	80,698
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,376	40,702
Old Dominion Freight Line, Inc. (Road & Rail)	146	41,753
Omnicom Group, Inc. (Media)	332	24,057
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	692	40,129
Oracle Corp. (Software)	2,559	222,966
O'Reilly Automotive, Inc.* (Specialty Retail)	105	64,161
Organon & Co. (Pharmaceuticals)	392	12,854
Otis Worldwide Corp. (Machinery)	665	54,716
PACCAR, Inc. (Machinery)	541	42,696
Packaging Corp. of America (Containers & Packaging)	148	20,341
Parker-Hannifin Corp. (Machinery)	199	55,644
Paychex, Inc. (IT Services)	497	55,888
Paycom Software, Inc.* (Software)	75	37,181
PayPal Holdings, Inc.* (IT Services)	1,825	474,883
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	244	17,680
Pentair PLC (Machinery)	257	18,666
People's United Financial, Inc. (Banks)	667	11,652
PepsiCo, Inc. (Beverages)	2,147	322,929
PerkinElmer, Inc. (Life Sciences Tools & Services)	175	30,326
Pfizer, Inc. (Pharmaceuticals)	8,710	374,617
Philip Morris International, Inc. (Tobacco)	2,422	229,582
Phillips 66 (Oil, Gas & Consumable Fuels)	680	47,620
Pinnacle West Capital Corp. (Electric Utilities)	176	12,735
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	353	58,778
Pool Corp. (Distributors)	62	26,933
PPG Industries, Inc. (Chemicals)	369	52,771
PPL Corp. (Electric Utilities)	1,196	33,344
Principal Financial Group, Inc. (Insurance)	386	24,858
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,149	144,118
Prudential Financial, Inc. (Insurance)	600	63,120
PTC, Inc.* (Software)	162	19,406
Public Service Enterprise Group, Inc. (Multi-Utilities)	785	47,807
Public Storage (Equity Real Estate Investment Trusts)	237	70,413
PulteGroup, Inc. (Household Durables)	402	18,460
PVH Corp.* (Textiles, Apparel & Luxury Goods)	112	11,512
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	173	28,924
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,751	225,844
Quanta Services, Inc. (Construction & Engineering)	216	24,585
Quest Diagnostics, Inc. (Health Care Providers & Services)	190	27,609
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	76	8,439
Raymond James Financial, Inc. (Capital Markets)	288	26,577
Raytheon Technologies Corp. (Aerospace & Defense)	2,341	201,231
Realty Income Corp. (Equity Real Estate Investment Trusts)	604	39,175
Regency Centers Corp. (Equity Real Estate Investment Trusts)	236	15,890
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	162	98,039
Regions Financial Corp. (Banks)	1,484	31,624
Republic Services, Inc. - Class A (Commercial Services & Supplies)	326	39,140
ResMed, Inc. (Health Care Equipment & Supplies)	227	59,826
Robert Half International, Inc. (Professional Services)	174	17,457
Rockwell Automation, Inc. (Electrical Equipment)	181	53,221
Rollins, Inc. (Commercial Services & Supplies)	352	12,436
Roper Technologies, Inc. (Industrial Conglomerates)	162	72,273
Ross Stores, Inc. (Specialty Retail)	554	60,303
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	348	30,955
S&P Global, Inc. (Capital Markets)	376	159,759
Salesforce.com, Inc.* (Software)	1,510	409,542
SBA Communications Corp. (Equity Real Estate Investment Trusts)	170	56,197
Schlumberger, Ltd. (Energy Equipment & Services)	2,173	64,408
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	324	26,736
Sealed Air Corp. (Containers & Packaging)	233	12,766
Sempra Energy (Multi-Utilities)	496	62,743
ServiceNow, Inc.* (Software)	309	192,281
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	510	66,285
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	256	42,184
Snap-on, Inc. (Machinery)	84	17,552
Southwest Airlines Co.* (Airlines)	918	47,212
Stanley Black & Decker, Inc. (Machinery)	254	44,529
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,832	202,088

:: ProFund VP Bull :: September 30, 2021

Common Stocks, continued

	Shares	Value
State Street Corp. (Capital Markets)	568	$48,121
STERIS PLC (Health Care Equipment & Supplies)	155	31,663
Stryker Corp. (Health Care Equipment & Supplies)	521	137,398
SVB Financial Group* (Banks)	91	58,866
Synchrony Financial (Consumer Finance)	884	43,210
Synopsys, Inc.* (Software)	237	70,960
Sysco Corp. (Food & Staples Retailing)	794	62,329
T. Rowe Price Group, Inc. (Capital Markets)	353	69,435
Take-Two Interactive Software, Inc.* (Entertainment)	181	27,887
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	434	16,067
Target Corp. (Multiline Retail)	769	175,924
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	508	69,708
Teledyne Technologies, Inc.* (Aerospace & Defense)	72	30,930
Teleflex, Inc. (Health Care Equipment & Supplies)	73	27,488
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	256	27,948
Tesla, Inc.* (Automobiles)	1,261	977,880
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,434	275,629
Textron, Inc. (Aerospace & Defense)	348	24,294
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,036	23,651
The Allstate Corp. (Insurance)	460	58,563
The Bank of New York Mellon Corp. (Capital Markets)	1,234	63,971
The Boeing Co.* (Aerospace & Defense)	856	188,268
The Charles Schwab Corp. (Capital Markets)	2,334	170,009
The Clorox Co. (Household Products)	191	31,632
The Coca-Cola Co. (Beverages)	6,035	316,656
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	77	31,825
The Estee Lauder Co., Inc. (Personal Products)	361	108,275
The Gap, Inc. (Specialty Retail)	335	7,605
The Goldman Sachs Group, Inc. (Capital Markets)	523	197,709
The Hershey Co. (Food Products)	227	38,420
The Home Depot, Inc. (Specialty Retail)	1,651	541,956
The Interpublic Group of Cos., Inc. (Media)	611	22,405
The JM Smucker Co. - Class A (Food Products)	169	20,285
The Kraft Heinz Co. (Food Products)	1,045	38,477
The Kroger Co. (Food & Staples Retailing)	1,057	42,735
The Mosaic Co. (Chemicals)	538	19,217
The PNC Financial Services Group, Inc. (Banks)	660	129,122
The Procter & Gamble Co. (Household Products)	3,772	527,325
The Progressive Corp. (Insurance)	909	82,165
The Sherwin-Williams Co. (Chemicals)	377	105,458
The Southern Co. (Electric Utilities)	1,644	101,879
The TJX Cos., Inc. (Specialty Retail)	1,875	123,713
The Travelers Cos., Inc. (Insurance)	387	58,828
The Walt Disney Co.* (Entertainment)	2,823	477,566
The Western Union Co. (IT Services)	633	12,799
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,888	48,975
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	610	348,510
T-Mobile US, Inc.* (Wireless Telecommunication Services)	910	116,262
Tractor Supply Co. (Specialty Retail)	179	36,267
Trane Technologies PLC (Building Products)	369	63,708
TransDigm Group, Inc.* (Aerospace & Defense)	82	51,215
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	390	32,078
Truist Financial Corp. (Banks)	2,073	121,581
Twitter, Inc.* (Interactive Media & Services)	1,240	74,884
Tyler Technologies, Inc.* (Software)	64	29,354
Tyson Foods, Inc. - Class A (Food Products)	458	36,155
U.S. Bancorp (Banks)	2,095	124,527
UDR, Inc. (Equity Real Estate Investment Trusts)	433	22,940
Ulta Beauty, Inc.* (Specialty Retail)	85	30,678
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	293	5,913
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	325	5,694
Union Pacific Corp. (Road & Rail)	1,012	198,362
United Airlines Holdings , Inc.* (Airlines)	502	23,880
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,131	205,955
United Rentals, Inc.* (Trading Companies & Distributors)	112	39,304
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,464	572,042
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	118	16,328
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	634	44,741
Ventas, Inc. (Equity Real Estate Investment Trusts)	592	32,684
VeriSign, Inc.* (IT Services)	151	30,957
Verisk Analytics, Inc. - Class A (Professional Services)	252	50,468
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,432	347,393
Vertex Pharmaceuticals, Inc.* (Biotechnology)	404	73,282
VF Corp. (Textiles, Apparel & Luxury Goods)	507	33,964
ViacomCBS, Inc. - Class B (Media)	942	37,218
Viatris, Inc. (Pharmaceuticals)	1,880	25,474
Visa, Inc. - Class A (IT Services)	2,624	584,497
Vornado Realty Trust (Equity Real Estate Investment Trusts)	246	10,334
Vulcan Materials Co. (Construction Materials)	206	34,847
W.R. Berkley Corp. (Insurance)	217	15,880
W.W. Grainger, Inc. (Trading Companies & Distributors)	69	27,121
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,115	52,461

September 30, 2021 :: ProFund VP Bull ::

Common Stocks, continued

	Shares	Value
Walmart, Inc. (Food & Staples Retailing)	2,222	$309,702
Waste Management, Inc. (Commercial Services & Supplies)	601	89,766
Waters Corp.* (Life Sciences Tools & Services)	95	33,944
WEC Energy Group, Inc. (Multi-Utilities)	491	43,306
Wells Fargo & Co. (Banks)	6,380	296,096
Welltower, Inc. (Equity Real Estate Investment Trusts)	656	54,054
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	115	48,822
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	477	26,922
Westinghouse Air Brake Technologies Corp. (Machinery)	293	25,260
WestRock Co. (Containers & Packaging)	415	20,679
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,164	41,403
Whirlpool Corp. (Household Durables)	97	19,774
Willis Towers Watson PLC (Insurance)	199	46,260
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	163	13,814
Xcel Energy, Inc. (Electric Utilities)	837	52,313
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	384	57,980
Xylem, Inc. (Machinery)	278	34,383
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	460	56,263
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	83	42,780
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	324	47,421
Zions Bancorp (Banks)	253	15,658
Zoetis, Inc. (Pharmaceuticals)	736	142,887

TOTAL COMMON STOCKS (Cost $18,076,639)		56,763,328

Repurchase Agreements(b)(c) (28.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $21,124,000	$21,124,000	$21,124,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,124,000)		21,124,000

Collateral for Securities Loaned (d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(e)	6,136	$6,136
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $6,136)		6,136
TOTAL INVESTMENT SECURITIES (Cost $39,206,775) - 103.3%		77,893,464
Net other assets (liabilities) - (3.3)%		(2,500,488)

NET ASSETS - 100.0%		$75,392,976

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $5,990.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2021, the aggregate amount held in a segregated account was $2,143,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at September 30, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2021.

:: ProFund VP Bull :: September 30, 2021

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	24	12/20/21	$5,157,300	$(246,765)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	10/27/21	0.62%	$8,623,695	$(210,428)
S&P 500	UBS AG	10/27/21	0.57%	6,065,016	(205,333)
				$14,688,711	$(415,761)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2021 :: ProFund VP Bull ::

ProFund VP Bull invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$882,558	1.1%
Air Freight & Logistics	338,890	0.4%
Airlines	145,571	0.2%
Auto Components	78,685	0.1%
Automobiles	1,183,075	1.6%
Banks	2,502,176	3.4%
Beverages	779,152	1.0%
Biotechnology	1,085,235	1.4%
Building Products	280,294	0.4%
Capital Markets	1,706,288	2.3%
Chemicals	965,631	1.4%
Commercial Services & Supplies	239,408	0.3%
Communications Equipment	480,105	0.6%
Construction & Engineering	51,489	0.1%
Construction Materials	67,990	0.1%
Consumer Finance	380,110	0.5%
Containers & Packaging	187,754	0.2%
Distributors	75,031	0.1%
Diversified Financial Services	785,794	1.0%
Diversified Telecommunication Services	666,182	0.9%
Electric Utilities	874,249	1.1%
Electrical Equipment	349,069	0.5%
Electronic Equipment, Instruments & Components	350,684	0.5%
Energy Equipment & Services	126,182	0.2%
Entertainment	1,100,411	1.5%
Equity Real Estate Investment Trusts	1,414,417	1.8%
Food & Staples Retailing	775,930	1.0%
Food Products	494,731	0.7%
Gas Utilities	17,905	NM
Health Care Equipment & Supplies	2,145,472	2.9%
Health Care Providers & Services	1,432,468	1.9%
Health Care Technology	32,439	NM
Hotels, Restaurants & Leisure	986,962	1.3%
Household Durables	250,060	0.3%
Household Products	758,534	1.0%
Independent Power and Renewable Electricity Producers	39,126	0.1%
Industrial Conglomerates	633,206	0.8%
Insurance	1,090,599	1.4%
Interactive Media & Services	3,817,945	5.0%
Internet & Direct Marketing Retail	2,523,598	3.4%
IT Services	2,802,337	3.7%
Leisure Products	17,844	NM
Life Sciences Tools & Services	786,062	1.0%
Machinery	875,913	1.2%
Media	707,322	0.9%
Metals & Mining	186,597	0.2%
Multiline Retail	288,547	0.4%
Multi-Utilities	415,956	0.6%
Oil, Gas & Consumable Fuels	1,434,078	1.9%
Personal Products	108,275	0.1%
Pharmaceuticals	2,035,749	2.8%
Professional Services	198,971	0.3%
Real Estate Management & Development	50,725	0.1%
Road & Rail	496,234	0.7%
Semiconductors & Semiconductor Equipment	3,130,240	4.2%
Software	5,266,627	6.9%
Specialty Retail	1,233,853	1.6%
Technology Hardware, Storage & Peripherals	3,617,081	4.8%
Textiles, Apparel & Luxury Goods	379,026	0.5%
Tobacco	360,042	0.5%
Trading Companies & Distributors	112,513	0.1%
Water Utilities	47,669	0.1%
Wireless Telecommunication Services	116,262	0.2%
Other**	18,629,648	24.7%
Total	$75,392,976	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

September 30, 2021 :: ProFund VP Consumer Goods ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.8%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	4,588	$355,065
Altria Group, Inc. (Tobacco)	10,875	495,030
Aptiv PLC* (Auto Components)	1,595	237,607
Archer-Daniels-Midland Co. (Food Products)	3,298	197,913
Autoliv, Inc. (Auto Components)	464	39,774
Beyond Meat, Inc.*(a) (Food Products)	354	37,262
BorgWarner, Inc. (Auto Components)	1,414	61,099
Brown-Forman Corp. - Class B (Beverages)	1,078	72,237
Brunswick Corp. (Leisure Products)	457	43,538
Bunge, Ltd. (Food Products)	834	67,821
Callaway Golf Co.* (Leisure Products)	689	19,037
Campbell Soup Co. (Food Products)	1,196	50,005
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	896	43,375
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	259	25,185
Church & Dwight Co., Inc. (Household Products)	1,447	119,479
Colgate-Palmolive Co. (Household Products)	4,974	375,935
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	207	19,839
Conagra Brands, Inc. (Food Products)	2,832	95,920
Constellation Brands, Inc. - Class A (Beverages)	993	209,215
Coty, Inc.* - Class A (Personal Products)	1,974	15,516
Cricut, Inc.*(a) - Class A (Household Durables)	144	3,972
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	368	52,801
Darling Ingredients, Inc.* (Food Products)	955	68,665
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	163	58,713
DR Horton, Inc. (Household Durables)	1,923	161,473
Electronic Arts, Inc. (Entertainment)	1,679	238,838
Energizer Holdings, Inc. (Household Products)	369	14,409
Flowers Foods, Inc. (Food Products)	1,172	27,694
Ford Motor Co.* (Automobiles)	23,139	327,648
Fox Factory Holding Corp.* (Auto Components)	249	35,990
Freshpet, Inc.* (Food Products)	255	36,386
General Mills, Inc. (Food Products)	3,576	213,916
General Motors Co.* (Automobiles)	8,561	451,250
Gentex Corp. (Auto Components)	1,408	46,436
Genuine Parts Co. (Distributors)	844	102,318
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	2,057	35,298
Harley-Davidson, Inc. (Automobiles)	906	33,169
Hasbro, Inc. (Leisure Products)	763	68,075
Helen of Troy, Ltd.* (Household Durables)	142	31,905
Herbalife Nutrition, Ltd.* (Personal Products)	600	25,428
Hormel Foods Corp. (Food Products)	1,662	68,142
Ingredion, Inc. (Food Products)	395	35,159
Kellogg Co. (Food Products)	1,508	96,391
Keurig Dr Pepper, Inc. (Beverages)	4,346	148,459
Kimberly-Clark Corp. (Household Products)	1,986	263,026
Lamb Weston Holding, Inc. (Food Products)	856	52,533
Lancaster Colony Corp. (Food Products)	117	19,751
Lear Corp. (Auto Components)	352	55,081
Leggett & Platt, Inc. (Household Durables)	786	35,244
Lennar Corp. - Class A (Household Durables)	1,619	151,668
Lennar Corp. - Class B (Household Durables)	91	7,061
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	538	13,186
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	699	282,885
Luminar Technologies, Inc.* (Auto Components)	1,268	19,781
Mattel, Inc.* (Leisure Products)	2,056	38,159
McCormick & Co., Inc. (Food Products)	1,469	119,033
Mohawk Industries, Inc.* (Household Durables)	329	58,365
Molson Coors Beverage Co. - Class B (Beverages)	1,110	51,482
Mondelez International, Inc. - Class A (Food Products)	8,245	479,693
Monster Beverage Corp.* (Beverages)	2,215	196,758
National Beverage Corp. (Beverages)	137	7,191
Newell Brands, Inc. (Household Durables)	2,232	49,416
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	7,538	1,094,744
NVR, Inc.* (Household Durables)	20	95,882
Peloton Interactive, Inc.* - Class A (Leisure Products)	1,585	137,975
PepsiCo, Inc. (Beverages)	8,151	1,225,993
Performance Food Group Co.* (Food & Staples Retailing)	905	42,046
Philip Morris International, Inc. (Tobacco)	9,192	871,310
Pilgrim's Pride Corp.* (Food Products)	286	8,317
Playtika Holding Corp.* (Entertainment)	602	16,633
Polaris, Inc. (Leisure Products)	336	40,206
Pool Corp. (Distributors)	237	102,955
Post Holdings, Inc.* (Food Products)	346	38,115
PulteGroup, Inc. (Household Durables)	1,530	70,258
PVH Corp.* (Textiles, Apparel & Luxury Goods)	420	43,172
QuantumScape Corp.* (Auto Components)	1,367	33,546
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	287	31,868
Reynolds Consumer Products, Inc. (Household Products)	320	8,749
ROBLOX Corp.* - Class A (Entertainment)	244	18,434
Seaboard Corp. (Food Products)	2	8,200
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	795	33,485
Stanley Black & Decker, Inc. (Machinery)	961	168,473
Take-Two Interactive Software, Inc.* (Entertainment)	687	105,846

:: ProFund VP Consumer Goods :: September 30, 2021

Common Stocks, continued

	Shares	Value
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,644	$60,861
Tempur Sealy International, Inc. (Household Durables)	1,159	53,789
Tesla, Inc.* (Automobiles)	4,789	3,713,774
The Boston Beer Co., Inc.* - Class A (Beverages)	55	28,036
The Clorox Co. (Household Products)	725	120,067
The Coca-Cola Co. (Beverages)	22,911	1,202,140
The Estee Lauder Co., Inc. (Personal Products)	1,367	410,004
The Hain Celestial Group, Inc.* (Food Products)	494	21,133
The Hershey Co. (Food Products)	858	145,217
The JM Smucker Co. - Class A (Food Products)	639	76,699
The Kraft Heinz Co. (Food Products)	3,967	146,065
The Procter & Gamble Co. (Household Products)	14,316	2,001,377
Thor Industries, Inc. (Automobiles)	326	40,020
Toll Brothers, Inc. (Household Durables)	684	37,818
TopBuild Corp.* (Household Durables)	195	39,938
Tyson Foods, Inc. - Class A (Food Products)	1,739	137,277
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,110	22,400
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	1,228	21,515
US Foods Holding Corp.* (Food & Staples Retailing)	1,311	45,440
VF Corp. (Textiles, Apparel & Luxury Goods)	1,921	128,688
Whirlpool Corp. (Household Durables)	370	75,428
YETI Holdings, Inc.* (Leisure Products)	516	44,216
Zynga, Inc.* (Entertainment)	6,056	45,602

TOTAL COMMON STOCKS
(Cost $8,164,739)		19,677,411

Repurchase Agreements(b) (2.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $418,000	$418,000	$418,000
TOTAL REPURCHASE AGREEMENTS
(Cost $418,000)		418,000

Collateral for Securities Loaned(c) (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(d)	37,111	$37,111
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $37,111)		37,111
TOTAL INVESTMENT SECURITIES
(Cost $8,619,850) - 100.1%		20,132,522
Net other assets (liabilities) - (0.1)%		(16,729)

NET ASSETS - 100.0%		$20,115,793

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $35,704.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2021.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2021.

September 30, 2021 :: ProFund VP Consumer Goods ::

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	10/25/21	0.57%	$370,236	$(6,575)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Goods invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Auto Components	$529,314	2.6%
Automobiles	4,565,861	22.8%
Beverages	3,141,511	15.7%
Distributors	205,273	1.0%
Entertainment	780,418	3.9%
Food & Staples Retailing	87,486	0.4%
Food Products	2,247,307	11.2%
Household Durables	872,217	4.3%
Household Products	2,903,042	14.4%
Leisure Products	391,206	1.9%
Machinery	168,473	0.8%
Personal Products	450,948	2.2%
Textiles, Apparel & Luxury Goods	1,968,015	9.8%
Tobacco	1,366,340	6.8%
Other**	438,382	2.2%
Total	$20,115,793	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 :: ProFund VP Consumer Services ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.9%)

	Shares	Value
Advance Auto Parts, Inc. (Specialty Retail)	336	$70,187
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,729	290,040
Alaska Air Group, Inc.* (Airlines)	643	37,680
Albertsons Cos., Inc. - Class A (Food & Staples Retailing)	504	15,690
Altice USA, Inc.* (Media)	1,170	24,242
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,236	7,345,350
AMC Entertainment Holdings, Inc.*(a) (Entertainment)	2,636	100,326
AMERCO (Road & Rail)	50	32,302
American Airlines Group, Inc.* (Airlines)	3,325	68,229
American Eagle Outfitters, Inc. (Specialty Retail)	783	20,201
AmerisourceBergen Corp. (Health Care Providers & Services)	769	91,857
Aramark (Hotels, Restaurants & Leisure)	1,310	43,047
AutoNation, Inc.* (Specialty Retail)	224	27,274
AutoZone, Inc.* (Specialty Retail)	111	188,477
Bath & Body Works, Inc. (Household Durables)	1,360	85,721
Best Buy Co., Inc. (Specialty Retail)	1,157	122,306
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	704	38,664
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	211	500,887
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	421	26,632
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	311	43,360
Burlington Stores, Inc.* (Specialty Retail)	342	96,981
Cable One, Inc. (Media)	26	47,141
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,095	122,947
Cardinal Health, Inc. (Health Care Providers & Services)	1,490	73,695
CarMax, Inc.* (Specialty Retail)	836	106,975
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	4,100	102,541
Carvana Co.* (Specialty Retail)	434	130,868
Casey's General Stores, Inc. (Food & Staples Retailing)	190	35,806
Charter Communications, Inc.* - Class A (Media)	651	473,642
Chegg, Inc.* (Diversified Consumer Services)	728	49,518
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	144	261,723
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	169	21,357
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	178	42,734
Comcast Corp. - Class A (Media)	23,519	1,315,418
ContextLogic, Inc.* - Class A (Internet & Direct Marketing Retail)	1,663	9,080
Copart, Inc.* (Commercial Services & Supplies)	1,094	151,761
Costco Wholesale Corp. (Food & Staples Retailing)	2,270	1,020,024
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	122	17,060
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	669	101,333
Delta Air Lines, Inc.* (Airlines)	3,285	139,974
Dick's Sporting Goods, Inc. (Specialty Retail)	337	40,362
Discovery, Inc.*(a) (Media)	869	22,055
Discovery, Inc.* - Class C (Media)	1,560	37,861
DISH Network Corp.* - Class A (Media)	1,278	55,542
Dollar General Corp. (Multiline Retail)	1,213	257,326
Dollar Tree, Inc.* (Multiline Retail)	1,191	114,003
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	189	90,145
DraftKings, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,698	81,776
Endeavor Group Holdings, Inc.*(a) - Class A (Entertainment)	107	3,068
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	746	122,269
Five Below, Inc.* (Specialty Retail)	288	50,921
Floor & Decor Holdings, Inc.* (Specialty Retail)	541	65,347
Foot Locker, Inc. (Specialty Retail)	462	21,095
Fox Corp. - Class A (Media)	1,661	66,623
Fox Corp. - Class B (Media)	762	28,285
frontdoor, Inc.* - Class A (Diversified Consumer Services)	441	18,478
GameStop Corp.* - Class A (Specialty Retail)	319	55,975
Grand Canyon Education, Inc.* (Diversified Consumer Services)	232	20,407
H&R Block, Inc. (Diversified Consumer Services)	914	22,850
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,431	189,049
Hyatt Hotels Corp.* - Class A (Hotels, Restaurants & Leisure)	247	19,044
IAA, Inc.* (Commercial Services & Supplies)	692	37,762
IHS Markit, Ltd. (Professional Services)	2,047	238,721
JetBlue Airways Corp.* (Airlines)	1,634	24,984
Kohl's Corp. (Multiline Retail)	803	37,813
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	1,765	64,599
Liberty Broadband Corp.* - Class A (Media)	127	21,380
Liberty Broadband Corp.* - Class C (Media)	745	128,662
Liberty Media Corp-Liberty Formula One* - Class A (Entertainment)	121	5,693
Liberty Media Corp-Liberty Formula One* - Class C (Entertainment)	1,045	53,723
Liberty Media Corp-Liberty SiriusXM* - Class A (Media)	405	19,104
Liberty Media Corp-Liberty SiriusXM* - Class C (Media)	821	38,973

:: ProFund VP Consumer Services :: September 30, 2021

Common Stocks, continued

	Shares	Value
Lithia Motors, Inc. - Class A (Specialty Retail)	155	$49,141
Live Nation Entertainment, Inc.* (Entertainment)	676	61,604
LiveRamp Holdings, Inc.* (IT Services)	348	16,436
LKQ Corp.* (Distributors)	1,388	69,844
Lowe's Cos., Inc. (Specialty Retail)	3,630	736,382
Lyft, Inc.* (Road & Rail)	1,492	79,956
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,406	208,195
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	219	34,455
McDonald's Corp. (Hotels, Restaurants & Leisure)	3,835	924,658
MGM Resorts International (Hotels, Restaurants & Leisure)	2,054	88,630
Murphy USA, Inc. (Specialty Retail)	122	20,406
National Vision Holdings, Inc.* (Specialty Retail)	418	23,730
Netflix, Inc.* (Entertainment)	2,272	1,386,692
News Corp. - Class A (Media)	2,009	47,272
News Corp. - Class B (Media)	625	14,519
Nexstar Media Group, Inc. - Class A (Media)	215	32,671
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,900	50,749
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	312	18,807
Omnicom Group, Inc. (Media)	1,101	79,778
O'Reilly Automotive, Inc.* (Specialty Retail)	354	216,315
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	805	58,330
Penske Automotive Group, Inc. (Specialty Retail)	161	16,197
Petco Health & Wellness Co., Inc.* (Specialty Retail)	419	8,841
Pinterest, Inc.* - Class A (Interactive Media & Services)	2,851	145,259
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	427	33,541
Qurate Retail, Inc. - Class A (Internet & Direct Marketing Retail)	1,888	19,239
RH* (Specialty Retail)	87	58,021
Roku, Inc.* (Household Durables)	598	187,383
Rollins, Inc. (Commercial Services & Supplies)	1,162	41,053
Ross Stores, Inc. (Specialty Retail)	1,834	199,631
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	1,151	102,381
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	495	41,120
Service Corp. International (Diversified Consumer Services)	861	51,883
Sirius XM Holdings, Inc. (Media)	4,783	29,176
Southwest Airlines Co.* (Airlines)	3,039	156,296
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	587	13,601
Starbucks Corp. (Hotels, Restaurants & Leisure)	6,055	667,927
Stitch Fix, Inc.* - Class A (Internet & Direct Marketing Retail)	369	14,742
Sysco Corp. (Food & Staples Retailing)	2,627	206,220
Target Corp. (Multiline Retail)	2,540	581,076
TEGNA, Inc. (Media)	1,136	22,402
Terminix Global Holdings, Inc.* (Diversified Consumer Services)	640	26,669
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	358	32,696
The Gap, Inc. (Specialty Retail)	1,105	25,084
The Home Depot, Inc. (Specialty Retail)	5,460	1,792,301
The Interpublic Group of Cos., Inc. (Media)	2,021	74,110
The Kroger Co. (Food & Staples Retailing)	3,493	141,222
The Madison Square Garden Co.* - Class A (Entertainment)	87	16,178
The New York Times Co. - Class A (Media)	858	42,274
The TJX Cos., Inc. (Specialty Retail)	6,195	408,746
The Walt Disney Co.* (Entertainment)	9,335	1,579,203
The Wendy's Co. (Hotels, Restaurants & Leisure)	915	19,837
Tractor Supply Co. (Specialty Retail)	587	118,932
TripAdvisor, Inc.* (Interactive Media & Services)	506	17,128
Uber Technologies, Inc.* (Road & Rail)	8,323	372,870
Ulta Beauty, Inc.* (Specialty Retail)	281	101,419
United Airlines Holdings , Inc.* (Airlines)	1,662	79,061
Vail Resorts, Inc.* (Hotels, Restaurants & Leisure)	207	69,148
ViacomCBS, Inc. - Class A (Media)	46	1,935
ViacomCBS, Inc. - Class B (Media)	3,111	122,916
Victoria's Secret & Co.* (Specialty Retail)	386	21,330
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	3,687	173,473
Walmart, Inc. (Food & Staples Retailing)	7,338	1,022,769
Warner Music Group Corp. - Class A (Entertainment)	499	21,327
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	398	101,693
Williams-Sonoma, Inc. (Specialty Retail)	386	68,449
World Wrestling Entertainment, Inc. - Class A (Entertainment)	232	13,052
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	480	37,051
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	541	45,850
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1,519	185,789
ZoomInfo Technologies, Inc.* - Class A (Interactive Media & Services)	934	57,151

TOTAL COMMON STOCKS
(Cost $14,091,647)		29,151,167

Repurchase Agreements(b) (1.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $339,000	$339,000	$339,000
TOTAL REPURCHASE AGREEMENTS
(Cost $339,000)		339,000

September 30, 2021 :: ProFund VP Consumer Services ::

Collateral for Securities Loaned(c) (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(d)	110,442	$110,442
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $110,442)		110,442
TOTAL INVESTMENT SECURITIES
(Cost $14,541,089) - 99.4%		29,600,609
Net other assets (liabilities) - 0.6%		185,738

NET ASSETS - 100.0%		$29,786,347

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $113,645.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2021.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2021.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	10/25/21	0.57%	$650,138	$(18,905)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Services invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Airlines	$506,224	1.7%
Commercial Services & Supplies	230,576	0.8%
Distributors	69,844	0.2%
Diversified Consumer Services	233,165	0.8%
Entertainment	3,240,866	10.9%
Food & Staples Retailing	2,667,469	9.0%
Health Care Providers & Services	165,552	0.6%
Hotels, Restaurants & Leisure	4,074,384	13.7%
Household Durables	273,104	0.9%
Interactive Media & Services	219,538	0.7%
Internet & Direct Marketing Retail	8,113,260	27.2%
IT Services	16,436	0.1%
Media	2,745,981	9.2%
Multiline Retail	1,009,025	3.4%
Professional Services	238,721	0.8%
Road & Rail	485,128	1.6%
Specialty Retail	4,861,894	16.3%
Other**	635,180	2.1%
Total	$29,786,347	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 :: ProFund VP Dow 30 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (104.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $332,000	$332,000	$332,000
TOTAL REPURCHASE AGREEMENTS
(Cost $332,000)		332,000

TOTAL INVESTMENT SECURITIES
(Cost $332,000) - 104.4%		332,000
Net other assets (liabilities) - (4.4)%		(14,140)

NET ASSETS - 100.0%		$317,860

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2021, the aggregate amount held in a segregated account was $192,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	10/27/21	0.57%	$142,968	$(8,070)
Dow Jones Industrial Average	UBS AG	10/27/21	0.57%	173,145	(5,255)
				$316,113	$(13,325)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2021 :: ProFund VP Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (95.4%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	23,559	$3,487,910
Ambev S.A.ADR (Beverages)	56,325	155,457
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	14,841	262,240
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	5,334	85,291
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	21,844	171,475
Baidu, Inc.*ADR (Interactive Media & Services)	3,484	535,665
Banco Bradesco S.A.ADR (Banks)	61,959	237,303
Beigene, Ltd.*ADR (Biotechnology)	663	240,669
Bilibili, Inc.*ADR (Entertainment)	2,778	183,820
Cemex SAB de CV*ADR (Construction Materials)	19,344	138,696
China Life Insurance Co., Ltd.ADR(a) (Insurance)	19,018	155,187
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	3,260	160,294
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	4,857	190,832
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	1,552	101,097
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,348	203,619
GDS Holdings, Ltd.*ADR (IT Services)	1,459	82,594
Gerdau S.A.ADR (Metals & Mining)	14,645	72,053
Gold Fields, Ltd.ADR (Metals & Mining)	11,344	92,113
Grupo Televisa SABADR (Media)	6,466	70,997
HDFC Bank, Ltd.ADR (Banks)	17,431	1,274,032
Huazhu Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	1,879	86,171
ICICI Bank, Ltd.ADR (Banks)	32,767	618,313
Infosys Technologies, Ltd.ADR (IT Services)	42,758	951,366
Itau Unibanco Holding S.A.ADR (Banks)	61,925	326,345
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	11,468	828,448
KB Financial Group, Inc.ADR (Banks)	4,995	231,818
Natura & Co. Holding SA*ADR(a) (Personal Products)	5,375	89,494
NetEase, Inc.ADR (Entertainment)	4,630	395,402
NIO, Inc.*ADR (Automobiles)	17,404	620,105
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	2,696	126,119
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	23,777	245,854
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	5,606	508,296
POSCOADR (Metals & Mining)	3,877	267,397
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	6,076	154,330
Sasol, Ltd.*ADR (Chemicals)	7,383	139,096
Shinhan Financial Group Co., Ltd.ADR (Banks)	6,602	222,289
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	8,838	109,061
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	4,061	122,236
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	1,825	98,039
Suzano Papel e Celulose S.A.*ADR(a) (Paper & Forest Products)	10,089	100,890
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	36,155	4,036,706
Tata Motors, Ltd.*ADR (Automobiles)	4,498	100,800
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	5,900	181,425
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	29,529	337,516
Vale S.A.ADR (Metals & Mining)	51,323	715,956
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	4,754	52,960
Wipro, Ltd.ADR (IT Services)	18,905	166,931
Zai Lab, Ltd.*ADR (Biotechnology)	889	93,692
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	5,397	165,472

TOTAL COMMON STOCKS
(Cost $11,217,448)		19,993,871

Preferred Stock (1.4%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	29,351	293,510

TOTAL PREFERRED STOCK
(Cost $26,376)		293,510

Repurchase Agreements(b)(c) (3.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $668,000	$668,000	$668,000
TOTAL REPURCHASE AGREEMENTS
(Cost $668,000)		668,000

Collateral for Securities Loaned(d) (1.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(e)	263,564	$263,564
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $263,564)		263,564
TOTAL INVESTMENT SECURITIES
(Cost $12,175,388) - 101.3%		21,218,945
Net other assets (liabilities) - (1.3)%		(268,982)

NET ASSETS - 100.0%		$20,949,963

*	Non-income producing security.

:: ProFund VP Emerging Markets :: September 30, 2021

(a)	All or part of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $252,079.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2021, the aggregate amount held in a segregated account was $267,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at September 30, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2021.
ADR	American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	10/27/21	0.52%	$146,704	$(4,082)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	10/27/21	0.57%	520,330	(14,449)
				$667,034	$(18,531)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Emerging Markets invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Air Freight & Logistics	$165,472	0.8%
Automobiles	720,905	3.5%
Banks	2,910,100	13.8%
Beverages	359,076	1.7%
Biotechnology	334,361	1.6%
Chemicals	237,135	1.2%
Construction Materials	138,696	0.7%
Diversified Telecommunication Services	345,162	1.6%
Entertainment	579,222	2.8%
Hotels, Restaurants & Leisure	86,171	0.4%
Insurance	155,187	0.7%
Interactive Media & Services	535,665	2.6%
Internet & Direct Marketing Retail	5,059,039	24.1%
IT Services	1,200,891	5.7%
Media	70,997	0.3%
Metals & Mining	1,341,871	6.4%
Oil, Gas & Consumable Fuels	825,777	4.0%
Paper & Forest Products	100,890	0.5%
Personal Products	89,494	0.4%
Pharmaceuticals	101,097	0.5%
Semiconductors & Semiconductor Equipment	4,545,697	21.7%
Wireless Telecommunication Services	384,476	1.8%
Other**	662,582	3.2%
Total	$20,949,963	100.0%

September 30, 2021 :: ProFund VP Emerging Markets ::

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of September 30, 2021:

	Value	% of Net Assets
Brazil	$2,236,862	10.7%
Chile	98,039	0.5%
China	7,904,229	37.8%
India	3,212,539	15.3%
Indonesia	154,330	0.7%
Mexico	675,552	3.2%
South Africa	425,561	2.0%
South Korea	843,740	4.0%
Taiwan	4,736,529	22.6%
Other**	662,582	3.2%
Total	$20,949,963	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 :: ProFund VP Europe 30 ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	12,975	$731,531
ArcelorMittal SANYS - Class A (Metals & Mining)	19,463	587,004
Argenx SE*ADR (Biotechnology)	895	270,290
Ascendis Pharma A/S*ADR (Biotechnology)	2,685	427,962
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	2,459	1,832,225
AstraZeneca PLCADR (Pharmaceuticals)	13,423	806,185
Banco Santander S.A.ADR (Banks)	180,314	652,737
Barclays PLCADR (Banks)	60,403	623,359
BioNTech SE*ADR (Biotechnology)	2,905	793,036
BP PLCADR (Oil, Gas & Consumable Fuels)	29,968	819,025
British American Tobacco PLCADR (Tobacco)	18,345	647,212
Diageo PLCADR (Beverages)	4,474	863,482
Equinor ASAADR(a) (Oil, Gas & Consumable Fuels)	33,781	861,416
GlaxoSmithKline PLCADR (Pharmaceuticals)	14,989	572,730
HSBC Holdings PLCADR (Banks)	29,754	778,066
ING Groep N.V.ADR(a) (Banks)	52,054	754,262
Jumia Technologies AG*ADR (Internet & Direct Marketing Retail)	8,949	166,362
National Grid PLCADR (Multi-Utilities)	8,725	520,272
Nokia Corp.*ADR (Communications Equipment)	109,844	598,650
NOVO Nordisk A/SADR (Pharmaceuticals)	11,861	1,138,775
RELX PLCADR (Professional Services)	21,700	626,262
Rio Tinto PLCADR (Metals & Mining)	11,409	762,349
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	25,056	1,116,746
Ryanair Holdings PLC*ADR (Airlines)	4,027	443,212
SanofiADR (Pharmaceuticals)	13,647	657,922
SAP SEADR (Software)	7,606	1,027,114
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	42,282	473,558
Tenaris S.A.ADR (Energy Equipment & Services)	23,937	505,310
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	18,788	900,509
Vodafone Group PLCADR (Wireless Telecommunication Services)	31,544	487,355

TOTAL COMMON STOCKS
(Cost $14,381,712)		21,444,918

Collateral for Securities Loaned (b) (7.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(c)	1,528,241	1,528,241
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $1,528,241)		1,528,241
TOTAL INVESTMENT SECURITIES
(Cost $15,909,953) - 107.1%		22,973,159
Net other assets (liabilities) - (7.1)%		(1,529,190)

NET ASSETS - 100.0%		$21,443,969

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $1,488,550.
(b)	Securities were purchased with cash collateral held from securities on loan at September 30, 2021.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2021.
ADR	American Depositary Receipt
NYS	New York Shares

:: ProFund VP Europe 30 :: September 30, 2021

ProFund VP Europe 30 invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Airlines	$443,212	2.1%
Banks	2,808,424	13.1%
Beverages	1,595,013	7.4%
Biotechnology	1,491,288	7.0%
Communications Equipment	1,072,208	5.0%
Energy Equipment & Services	505,310	2.4%
Internet & Direct Marketing Retail	166,362	0.8%
Metals & Mining	1,349,353	6.3%
Multi-Utilities	520,272	2.4%
Oil, Gas & Consumable Fuels	3,697,696	17.2%
Pharmaceuticals	3,175,612	14.8%
Professional Services	626,262	2.9%
Semiconductors & Semiconductor Equipment	1,832,225	8.5%
Software	1,027,114	4.8%
Tobacco	647,212	3.0%
Wireless Telecommunication Services	487,355	2.3%
Other**	(949)	NM
Total	$21,443,969	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of September 30, 2021:

	Value	% of Net Assets
Belgium	$731,531	3.4%
Denmark	1,566,737	7.3%
Finland	598,650	2.8%
France	1,558,431	7.3%
Germany	1,986,512	9.3%
Ireland	443,212	2.1%
Luxembourg	1,092,314	5.1%
Netherlands	3,973,523	18.5%
Norway	861,416	4.0%
Spain	652,737	3.0%
Sweden	473,558	2.2%
United Kingdom	7,506,297	35.0%
Other**	(949)	NM
Total	$21,443,969	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%

September 30, 2021 :: ProFund VP Falling U.S. Dollar ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $811,000	$811,000	$811,000
TOTAL REPURCHASE AGREEMENTS
(Cost $811,000)		811,000
TOTAL INVESTMENT SECURITIES
(Cost $811,000) - 100.7%		811,000
Net other assets (liabilities) - (0.7)%		(5,788)

NET ASSETS - 100.0%		$805,212

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2021, the aggregate amount held in a segregated account was $73,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Falling U.S. Dollar ::September 30, 2021

As of September 30, 2021, the ProFund VP Falling U.S. Dollar's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Long:
British pound	$33,771	U.S. dollar	$46,577	10/8/21	$45,497	$(1,080)
Canadian dollar	45,612	U.S. dollar	36,171	10/8/21	36,017	(154)
Euro	183,279	U.S. dollar	217,222	10/8/21	212,306	(4,916)
Japanese yen	5,115,296	U.S. dollar	46,497	10/8/21	45,971	(526)
Swedish krona	128,952	U.S. dollar	14,979	10/8/21	14,737	(242)
Swiss franc	10,269	U.S. dollar	11,224	10/8/21	11,023	(201)
Total Long Contracts			$372,670		$365,551	$(7,119)

As of September 30, 2021, the ProFund VP Falling U.S. Dollar's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$5,599	British pound	$4,039	10/8/21	$5,441	$158
U.S. dollar	4,268	Canadian dollar	5,347	10/8/21	4,222	46
U.S. dollar	26,149	Euro	22,005	10/8/21	25,490	659
U.S. dollar	6,411	Japanese yen	703,335	10/8/21	6,321	90
U.S. dollar	2,003	Swedish krona	17,121	10/8/21	1,957	46
U.S. dollar	1,637	Swiss franc	1,496	10/8/21	1,606	31
Total Short Contracts	$46,067				$45,037	$1,030

Long:
British pound	$40,100	U.S. dollar	$55,288	10/8/21	$54,023	$(1,265)
Canadian dollar	52,464	U.S. dollar	41,601	10/8/21	41,427	(174)
Euro	232,923	U.S. dollar	276,027	10/8/21	269,812	(6,215)
Japanese yen	7,719,341	U.S. dollar	70,142	10/8/21	69,373	(769)
Swedish krona	180,007	U.S. dollar	20,921	10/8/21	20,571	(350)
Swiss franc	17,965	U.S. dollar	19,650	10/8/21	19,284	(366)
Total Long Contracts			$483,629		$474,490	$(9,139)

			Total unrealized appreciation			$1,030
			Total unrealized (depreciation)			(16,258)
			Total net unrealized appreciation/(depreciation)			$(15,228)

September 30, 2021 :: ProFund VP Financials ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.9%)

	Shares	Value
Affiliated Managers Group, Inc. (Capital Markets)	237	$35,808
Aflac, Inc. (Insurance)	3,567	185,948
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	3,034	47,846
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	802	153,238
Alleghany Corp.* (Insurance)	80	49,953
Ally Financial, Inc. (Consumer Finance)	2,085	106,439
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	805	39,002
American Express Co. (Consumer Finance)	3,721	623,379
American Financial Group, Inc. (Insurance)	383	48,193
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	1,584	60,382
American International Group, Inc. (Insurance)	4,945	271,431
American Tower Corp. (Equity Real Estate Investment Trusts)	2,632	698,558
Americold Realty Trust (Equity Real Estate Investment Trusts)	1,509	43,836
Ameriprise Financial, Inc. (Capital Markets)	657	173,527
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	8,350	70,307
Aon PLC (Insurance)	1,306	373,216
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	908	44,319
Apollo Global Management, Inc. (Capital Markets)	1,211	74,585
Arch Capital Group, Ltd.* (Insurance)	2,290	87,432
Ares Management Corp. - Class A (Capital Markets)	945	69,769
Arthur J. Gallagher & Co. (Insurance)	1,195	177,637
Assurant, Inc. (Insurance)	340	53,635
Athene Holding, Ltd.* (Insurance)	754	51,928
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	808	179,085
Axis Capital Holdings, Ltd. (Insurance)	445	20,488
Bank of America Corp. (Banks)	42,820	1,817,709
Bank OZK (Banks)	704	30,258
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	10,719	2,925,645
BlackRock, Inc. - Class A (Capital Markets)	828	694,410
Blackstone Group, Inc. - Class A (Capital Markets)	3,967	461,521
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	907	27,500
BOK Financial Corp. (Banks)	177	15,850
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	822	89,064
Brighthouse Financial, Inc.* (Insurance)	481	21,756
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,716	37,941
Brown & Brown, Inc. (Insurance)	1,351	74,913
Camden Property Trust (Equity Real Estate Investment Trusts)	582	85,828
Capital One Financial Corp. (Consumer Finance)	2,579	417,721
Cboe Global Markets, Inc. (Capital Markets)	616	76,298
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,942	189,073
Chubb, Ltd. (Insurance)	2,538	440,292
Cincinnati Financial Corp. (Insurance)	867	99,029
Citigroup, Inc. (Banks)	11,719	822,439
Citizens Financial Group, Inc. (Banks)	2,464	115,759
CME Group, Inc. (Capital Markets)	2,076	401,457
CNA Financial Corp. (Insurance)	158	6,630
Coinbase Global, Inc.* - Class A (Capital Markets)	167	37,989
Comerica, Inc. (Banks)	775	62,388
Commerce Bancshares, Inc. (Banks)	614	42,784
Compass, Inc.* - Class A (Real Estate Management & Development)	161	2,135
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	256	35,466
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	649	17,510
CoStar Group, Inc.* (Professional Services)	2,284	196,561
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	860	32,069
Credit Acceptance Corp.* (Consumer Finance)	53	31,021
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,500	433,300
CubeSmart (Equity Real Estate Investment Trusts)	1,166	56,493
Cullen/Frost Bankers, Inc. (Banks)	328	38,907
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	716	55,426
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,635	236,176
Discover Financial Services (Consumer Finance)	1,732	212,776
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,013	32,021
Duke Realty Corp. (Equity Real Estate Investment Trusts)	2,187	104,692
East West Bancorp, Inc. (Banks)	821	63,660
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	234	38,991
Enstar Group, Ltd.* (Insurance)	73	17,135
Equinix, Inc. (Equity Real Estate Investment Trusts)	519	410,077
Equitable Holdings, Inc. (Diversified Financial Services)	2,216	65,682
Equity Commonwealth* (Equity Real Estate Investment Trusts)	703	18,264
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	989	77,241
Equity Residential (Equity Real Estate Investment Trusts)	1,970	159,412
Erie Indemnity Co. - Class A (Insurance)	144	25,692
Essent Group, Ltd. (Thrifts & Mortgage Finance)	646	28,430
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	377	120,542

:: ProFund VP Financials :: September 30, 2021

Common Stocks, continued

	Shares	Value
Everest Re Group, Ltd. (Insurance)	231	$57,930
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	774	130,024
F.N.B. Corp. (Banks)	1,847	21,462
FactSet Research Systems, Inc. (Capital Markets)	219	86,457
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	404	47,668
Federated Hermes, Inc. - Class B (Capital Markets)	564	18,330
Fifth Third Bancorp (Banks)	3,993	169,463
First American Financial Corp. (Insurance)	635	42,577
First Citizens BancShares, Inc. - Class A (Banks)	41	34,570
First Financial Bankshares, Inc. (Banks)	740	34,003
First Horizon Corp. (Banks)	3,175	51,727
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	746	38,852
First Republic Bank (Banks)	1,019	196,545
FirstCash, Inc. (Consumer Finance)	234	20,475
FNF Group (Insurance)	1,649	74,766
Franklin Resources, Inc. (Capital Markets)	1,627	48,354
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,288	59,660
Glacier Bancorp, Inc. (Banks)	626	34,649
Globe Life, Inc. (Insurance)	541	48,165
Hartford Financial Services Group, Inc. (Insurance)	2,007	140,992
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	840	25,015
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	1,265	37,520
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	3,117	104,357
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	602	26,404
Home BancShares, Inc. (Banks)	872	20,518
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	4,129	67,427
Houlihan Lokey, Inc. (Capital Markets)	293	26,985
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	881	23,144
Huntington Bancshares, Inc. (Banks)	8,537	131,982
Interactive Brokers Group, Inc. (Capital Markets)	505	31,482
Intercontinental Exchange, Inc. (Capital Markets)	3,256	373,854
Invesco, Ltd. (Capital Markets)	1,974	47,593
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	3,334	127,792
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,674	72,735
Jackson Financial, Inc.* - Class A (Diversified Financial Services)	378	9,828
Janus Henderson Group PLC (Capital Markets)	995	41,123
JBG Smith Properties (Equity Real Estate Investment Trusts)	671	19,868
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,141	42,365
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	293	72,690
JPMorgan Chase & Co. (Banks)	17,279	2,828,400
Kemper Corp. (Insurance)	346	23,109
KeyCorp (Banks)	5,529	119,537
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	605	40,057
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	3,547	73,600
KKR & Co., Inc. (Capital Markets)	3,370	205,166
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	502	56,952
Lazard, Ltd. - Class A (Capital Markets)	651	29,816
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,605	20,464
Life Storage, Inc. (Equity Real Estate Investment Trusts)	452	51,862
Lincoln National Corp. (Insurance)	1,021	70,194
Loews Corp. (Insurance)	1,175	63,368
LPL Financial Holdings, Inc. (Capital Markets)	464	72,737
M&T Bank Corp. (Banks)	744	111,109
Markel Corp.* (Insurance)	79	94,415
MarketAxess Holdings, Inc. (Capital Markets)	220	92,552
Marsh & McLennan Cos., Inc. (Insurance)	2,931	443,841
Mastercard, Inc. - Class A (IT Services)	5,038	1,751,612
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,443	69,101
Mercury General Corp. (Insurance)	155	8,629
MetLife, Inc. (Insurance)	4,213	260,068
MGIC Investment Corp. (Thrifts & Mortgage Finance)	1,961	29,337
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	671	125,309
Moody's Corp. (Capital Markets)	937	332,738
Morgan Stanley (Capital Markets)	8,442	821,492
Morningstar, Inc. (Capital Markets)	137	35,487
MSCI, Inc. - Class A (Capital Markets)	477	290,178
Nasdaq, Inc. (Capital Markets)	677	130,675
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	265	14,178
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,015	43,838
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	472	24,917
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,698	29,678
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,689	34,608
Northern Trust Corp. (Capital Markets)	1,204	129,803
Old Republic International Corp. (Insurance)	1,644	38,026
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,381	41,375
Onemain Holdings, Inc. (Consumer Finance)	595	32,921
Opendoor Technologies, Inc.* (Real Estate Management & Development)	2,200	45,166
People's United Financial, Inc. (Banks)	2,473	43,203
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,256	22,131
Pinnacle Financial Partners, Inc. (Banks)	439	41,301
Popular, Inc. (Banks)	467	36,272

September 30, 2021 :: ProFund VP Financials ::

Common Stocks, continued

	Shares	Value
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	387	$19,961
Primerica, Inc. (Insurance)	228	35,028
Principal Financial Group, Inc. (Insurance)	1,443	92,929
PROG Holdings, Inc.* (Consumer Finance)	384	16,132
Prologis, Inc. (Equity Real Estate Investment Trusts)	4,276	536,339
Prosperity Bancshares, Inc. (Banks)	538	38,268
Prudential Financial, Inc. (Insurance)	2,237	235,332
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	116	18,182
Public Storage (Equity Real Estate Investment Trusts)	882	262,042
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,071	24,333
Raymond James Financial, Inc. (Capital Markets)	1,070	98,740
Rayonier, Inc. (Equity Real Estate Investment Trusts)	817	29,151
Realty Income Corp. (Equity Real Estate Investment Trusts)	2,251	146,000
Redfin Corp.* (Real Estate Management & Development)	606	30,361
Regency Centers Corp. (Equity Real Estate Investment Trusts)	884	59,520
Regions Financial Corp. (Banks)	5,521	117,653
Reinsurance Group of America, Inc. (Insurance)	393	43,725
RenaissanceRe Holdings, Ltd. (Insurance)	272	37,917
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	797	45,230
RLI Corp. (Insurance)	230	23,062
Rocket Cos., Inc. - Class A (Thrifts & Mortgage Finance)	788	12,640
S&P Global, Inc. (Capital Markets)	1,393	591,872
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,275	18,768
Santander Consumer USA Holdings, Inc. (Consumer Finance)	353	14,720
SBA Communications Corp. (Equity Real Estate Investment Trusts)	633	209,251
SEI Investments Co. (Capital Markets)	619	36,707
Selective Insurance Group, Inc. (Insurance)	348	26,284
Signature Bank (Banks)	351	95,570
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,901	247,073
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	389	27,557
SLM Corp. (Consumer Finance)	1,768	31,117
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	689	31,722
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	937	36,777
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,666	40,667
State Street Corp. (Capital Markets)	2,113	179,013
Stifel Financial Corp. (Capital Markets)	605	41,116
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,413	45,258
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	670	124,017
SVB Financial Group* (Banks)	340	219,939
Synchrony Financial (Consumer Finance)	3,295	161,060
Synovus Financial Corp. (Banks)	846	37,131
T. Rowe Price Group, Inc. (Capital Markets)	1,313	258,267
TFS Financial Corp. (Thrifts & Mortgage Finance)	274	5,222
The Allstate Corp. (Insurance)	1,710	217,700
The Bank of New York Mellon Corp. (Capital Markets)	4,591	237,997
The Carlyle Group, Inc. (Capital Markets)	800	37,824
The Charles Schwab Corp. (Capital Markets)	8,682	632,397
The Goldman Sachs Group, Inc. (Capital Markets)	1,950	737,159
The Hanover Insurance Group, Inc. (Insurance)	207	26,831
The Howard Hughes Corp.* (Real Estate Management & Development)	238	20,899
The PNC Financial Services Group, Inc. (Banks)	2,457	480,687
The Progressive Corp. (Insurance)	3,383	305,789
The Travelers Cos., Inc. (Insurance)	1,442	219,198
Tradeweb Markets, Inc. - Class A (Capital Markets)	608	49,114
Truist Financial Corp. (Banks)	7,718	452,661
U.S. Bancorp (Banks)	7,801	463,691
UDR, Inc. (Equity Real Estate Investment Trusts)	1,615	85,563
UMB Financial Corp. (Banks)	248	23,984
Umpqua Holdings Corp. (Banks)	1,271	25,738
United Bankshares, Inc. (Banks)	746	27,139
Unum Group (Insurance)	1,181	29,596
Upstart Holdings, Inc.* (Consumer Finance)	267	84,489
UWM Holdings Corp. (Thrifts & Mortgage Finance)	518	3,600
Valley National Bancorp (Banks)	2,351	31,292
Ventas, Inc. (Equity Real Estate Investment Trusts)	2,276	125,658
VEREIT, Inc. (Equity Real Estate Investment Trusts)	1,324	59,885
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	3,547	100,770
Virtu Financial, Inc. - Class A (Capital Markets)	515	12,581
Visa, Inc. - Class A (IT Services)	9,759	2,173,817
Vornado Realty Trust (Equity Real Estate Investment Trusts)	920	38,649
Voya Financial, Inc. (Diversified Financial Services)	655	40,210
W.R. Berkley Corp. (Insurance)	811	59,349
Webster Financial Corp. (Banks)	524	28,537
Wells Fargo & Co. (Banks)	23,744	1,101,959
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,443	201,303
Western Alliance Bancorp (Banks)	602	65,510
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	4,335	154,196
White Mountains Insurance Group, Ltd. (Insurance)	18	19,253
Willis Towers Watson PLC (Insurance)	745	173,183
Wintrust Financial Corp. (Banks)	330	26,522
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,066	77,861
Zions Bancorp (Banks)	937	57,991

:: ProFund VP Financials :: September 30, 2021

Common Stocks, continued

	Shares	Value
TOTAL COMMON STOCKS
(Cost $14,545,423)		39,844,682

Repurchase Agreements(a) (2.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $1,003,000	$1,003,000	$1,003,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,003,000)		1,003,000
TOTAL INVESTMENT SECURITIES
(Cost $15,548,423) - 100.4%		40,847,682
Net other assets (liabilities) - (0.4)%		(144,343)

NET ASSETS - 100.0%		$40,703,339

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	10/25/21	0.57%	$943,461	$(18,631)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Financials invested in the following industries as of September 30, 2021:
	Value	% of Net Assets
Banks	$10,178,767	25.1%
Capital Markets	7,752,973	19.0%
Consumer Finance	1,752,250	4.3%
Diversified Financial Services	3,083,730	7.6%
Equity Real Estate Investment Trusts	7,323,916	18.0%
Insurance	4,916,564	12.1%
IT Services	3,925,429	9.6%
Mortgage Real Estate Investment Trusts	215,998	0.5%
Professional Services	196,561	0.5%
Real Estate Management & Development	360,324	0.9%
Thrifts & Mortgage Finance	138,170	0.3%
Other**	858,657	2.1%
Total	$40,703,339	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 :: ProFund VP Health Care ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.0%)

	Shares	Value
10X Genomics, Inc.* - Class A (Life Sciences Tools & Services)	868	$126,363
1Life Healthcare, Inc.* (Health Care Providers & Services)	1,108	22,437
Abbott Laboratories (Health Care Equipment & Supplies)	16,983	2,006,201
AbbVie, Inc. (Biotechnology)	16,930	1,826,240
ABIOMED, Inc.* (Health Care Equipment & Supplies)	435	141,601
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	860	54,851
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,122	18,636
Acceleron Pharma, Inc.* (Biotechnology)	514	88,459
Agilent Technologies, Inc. (Life Sciences Tools & Services)	2,907	457,940
agilon health, Inc.* (Health Care Providers & Services)	448	11,742
Agios Pharmaceuticals, Inc.* (Biotechnology)	565	26,075
Align Technology, Inc.* (Health Care Equipment & Supplies)	703	467,797
Alkermes PLC* (Biotechnology)	1,544	47,617
Allogene Therapeutics, Inc.* (Biotechnology)	707	18,170
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,139	215,055
Amedisys, Inc.* (Health Care Providers & Services)	312	46,519
American Well Corp.* - Class A (Health Care Technology)	1,716	15,633
Amgen, Inc. (Biotechnology)	5,440	1,156,817
Anthem, Inc. (Health Care Providers & Services)	2,336	870,861
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	998	62,305
Avantor, Inc.* (Life Sciences Tools & Services)	5,596	228,876
Baxter International, Inc. (Health Care Equipment & Supplies)	4,789	385,179
Beam Therapeutics, Inc.* (Biotechnology)	420	36,544
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	2,752	676,497
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	395	7,726
Biogen, Inc.* (Biotechnology)	1,428	404,110
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	555	77,095
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,757	135,799
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	206	153,666
Bio-Techne Corp. (Life Sciences Tools & Services)	373	180,745
Blueprint Medicines Corp.* (Biotechnology)	561	57,676
Boston Scientific Corp.* (Health Care Equipment & Supplies)	13,640	591,840
Bridgebio Pharma, Inc.* (Biotechnology)	1,047	49,073
Bristol-Myers Squibb Co. (Pharmaceuticals)	21,287	1,259,552
Bruker Corp. (Life Sciences Tools & Services)	970	75,757
Catalent, Inc.* (Pharmaceuticals)	1,632	217,170
Centene Corp.* (Health Care Providers & Services)	5,588	348,188
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	483	199,320
Chemed Corp. (Health Care Providers & Services)	151	70,233
Cigna Corp. (Health Care Providers & Services)	3,257	651,921
Covetrus, Inc.* (Health Care Providers & Services)	988	17,922
CVS Health Corp. (Health Care Providers & Services)	12,642	1,072,800
Danaher Corp. (Health Care Equipment & Supplies)	6,087	1,853,125
DaVita, Inc.* (Health Care Providers & Services)	642	74,639
Denali Therapeutics, Inc.* (Biotechnology)	885	44,648
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	2,093	121,499
DexCom, Inc.* (Health Care Equipment & Supplies)	927	506,939
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	5,971	675,977
Elanco Animal Health, Inc.* (Pharmaceuticals)	4,531	144,494
Eli Lilly & Co. (Pharmaceuticals)	7,605	1,757,135
Emergent BioSolutions, Inc.* (Biotechnology)	457	22,882
Encompass Health Corp. (Health Care Providers & Services)	954	71,588
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,544	64,555
Exact Sciences Corp.* (Biotechnology)	1,647	157,206
Exelixis, Inc.* (Biotechnology)	3,017	63,779
Fate Therapeutics, Inc.* (Biotechnology)	775	45,934
Gilead Sciences, Inc. (Biotechnology)	12,011	838,968
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	750	57,465
GoodRx Holdings, Inc.* - Class A (Health Care Technology)	615	25,227
Guardant Health, Inc.* (Health Care Providers & Services)	971	121,385
Haemonetics Corp.* (Health Care Equipment & Supplies)	488	34,448
Halozyme Therapeutics, Inc.* (Biotechnology)	1,363	55,447
HCA Healthcare, Inc. (Health Care Providers & Services)	2,362	573,305
HealthEquity, Inc.* (Health Care Providers & Services)	800	51,808
Henry Schein, Inc.* (Health Care Providers & Services)	1,338	101,902
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	630	94,500

:: ProFund VP Health Care :: September 30, 2021

Common Stocks, continued

	Shares	Value
Hologic, Inc.* (Health Care Equipment & Supplies)	2,428	$179,211
Horizon Therapeutics PLC* (Pharmaceuticals)	2,164	237,045
Humana, Inc. (Health Care Providers & Services)	1,231	479,044
ICU Medical, Inc.* (Health Care Equipment & Supplies)	191	44,576
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	815	506,849
Illumina, Inc.* (Life Sciences Tools & Services)	1,405	569,882
Incyte Corp.* (Biotechnology)	1,810	124,492
Inovalon Holdings, Inc.* - Class A (Health Care Technology)	750	30,218
Insulet Corp.* (Health Care Equipment & Supplies)	660	187,592
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	696	47,662
Intellia Therapeutics, Inc.* (Biotechnology)	655	87,868
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,140	1,133,331
Invitae Corp.* (Biotechnology)	1,915	54,443
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,352	45,346
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	1,836	439,795
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	586	76,303
Johnson & Johnson (Pharmaceuticals)	25,219	4,072,868
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	927	260,895
LHC Group, Inc.* (Health Care Providers & Services)	303	47,544
Maravai LifeSciences Holdings, Inc.* - Class A (Life Sciences Tools & Services)	1,045	51,289
Masimo Corp.* (Health Care Equipment & Supplies)	485	131,294
McKesson Corp. (Health Care Providers & Services)	1,482	295,481
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	274	51,863
Medtronic PLC (Health Care Equipment & Supplies)	12,875	1,613,880
Merck & Co., Inc. (Pharmaceuticals)	24,247	1,821,192
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	222	305,774
Mirati Therapeutics, Inc.* (Biotechnology)	440	77,840
Moderna, Inc.* (Biotechnology)	3,360	1,293,131
Molina Healthcare, Inc.* (Health Care Providers & Services)	559	151,662
Natera, Inc.* (Biotechnology)	836	93,164
Nektar Therapeutics* (Pharmaceuticals)	1,759	31,592
Neogen Corp.* (Health Care Equipment & Supplies)	1,029	44,689
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,176	56,730
Neurocrine Biosciences, Inc.* (Biotechnology)	907	86,990
Novavax, Inc.* (Biotechnology)	713	147,812
Novocure, Ltd.* (Health Care Equipment & Supplies)	853	99,093
NuVasive, Inc.* (Health Care Equipment & Supplies)	495	29,626
Oak Street Health, Inc.* (Health Care Providers & Services)	1,336	56,820
Organon & Co. (Pharmaceuticals)	2,428	79,614
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,906	48,698
Penumbra, Inc.* (Health Care Equipment & Supplies)	329	87,679
Perrigo Co. PLC (Pharmaceuticals)	1,281	60,630
Pfizer, Inc. (Pharmaceuticals)	53,700	2,309,637
PPD, Inc.* (Life Sciences Tools & Services)	1,144	53,528
Premier, Inc. (Health Care Providers & Services)	1,171	45,388
Quest Diagnostics, Inc. (Health Care Providers & Services)	1,170	170,013
Quidel Corp.* (Health Care Equipment & Supplies)	363	51,237
R1 RCM, Inc.* (Health Care Providers & Services)	1,281	28,195
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,006	608,811
Repligen Corp.* (Biotechnology)	490	141,605
ResMed, Inc. (Health Care Equipment & Supplies)	1,394	367,389
Royalty Pharma PLC - Class A (Pharmaceuticals)	3,395	122,695
Sarepta Therapeutics, Inc.* (Biotechnology)	765	70,747
Seagen, Inc.* (Biotechnology)	1,273	216,155
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	337	69,382
Signify Health, Inc.* - Class A (Health Care Providers & Services)	224	4,003
Sotera Health Co.* (Life Sciences Tools & Services)	947	24,764
STAAR Surgical Co.* (Health Care Equipment & Supplies)	454	58,353
STERIS PLC (Health Care Equipment & Supplies)	956	195,292
Stryker Corp. (Health Care Equipment & Supplies)	3,215	847,860
Syneos Health, Inc.* (Life Sciences Tools & Services)	991	86,693
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	604	72,106
Teladoc Health, Inc.* (Health Care Technology)	1,525	193,385
Teleflex, Inc. (Health Care Equipment & Supplies)	448	168,694
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,025	68,101
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	472	195,082
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	3,769	2,153,343
Twist Bioscience Corp.* (Biotechnology)	468	50,062
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	650	58,624
United Therapeutics Corp.* (Biotechnology)	430	79,369
UnitedHealth Group, Inc. (Health Care Providers & Services)	9,033	3,529,554
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	727	100,595
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,485	450,754
Viatris, Inc. (Pharmaceuticals)	11,585	156,977
Vir Biotechnology, Inc.* (Biotechnology)	700	30,464

September 30, 2021 :: ProFund VP Health Care ::

Common Stocks, continued

	Shares	Value
Waters Corp.* (Life Sciences Tools & Services)	588	$210,092
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	708	300,574
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	2,001	292,866
Zoetis, Inc. (Pharmaceuticals)	4,539	881,201

TOTAL COMMON STOCKS
(Cost $13,937,341)		51,942,960

Repurchase Agreements(a) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $346,000	$346,000	$346,000
TOTAL REPURCHASE AGREEMENTS
(Cost $346,000)		346,000
TOTAL INVESTMENT SECURITIES
(Cost $14,283,341) - 99.7%		52,288,960
Net other assets (liabilities) - 0.3%		146,858

NET ASSETS - 100.0%		$52,435,818

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Health Care :: September 30, 2021

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	10/25/21	0.57%	$666,285	$(30,127)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Health Care invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Biotechnology	$9,166,212	17.5%
Health Care Equipment & Supplies	14,401,940	27.4%
Health Care Providers & Services	9,399,396	17.9%
Health Care Technology	264,463	0.5%
Life Sciences Tools & Services	5,482,844	10.5%
Pharmaceuticals	13,228,105	25.2%
Other**	492,858	1.0%
Total	$52,435,818	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 :: ProFund VP Industrials ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.8%)

	Shares	Value
3M Co. (Industrial Conglomerates)	2,409	$422,587
A.O. Smith Corp. (Building Products)	556	33,955
Accenture PLC - Class A (IT Services)	2,642	845,229
Acuity Brands, Inc. (Electrical Equipment)	149	25,832
ADT, Inc. (Commercial Services & Supplies)	611	4,943
Advanced Drainage Systems, Inc. (Building Products)	232	25,095
AECOM* (Construction & Engineering)	601	37,953
Affirm Holdings, Inc.* (IT Services)	387	46,103
AGCO Corp. (Machinery)	257	31,490
Air Lease Corp. (Trading Companies & Distributors)	449	17,664
Allegion PLC (Building Products)	374	49,435
Allison Transmission Holdings, Inc. (Machinery)	444	15,682
Amcor PLC (Containers & Packaging)	6,426	74,477
AMETEK, Inc. (Electrical Equipment)	964	119,546
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	2,493	182,561
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	161	14,511
AptarGroup, Inc. (Containers & Packaging)	275	32,821
Armstrong World Industries, Inc. (Building Products)	199	18,999
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	299	33,575
ASGN, Inc.* (Professional Services)	220	24,891
Automatic Data Processing, Inc. (IT Services)	1,762	352,259
Avery Dennison Corp. (Containers & Packaging)	345	71,487
Avnet, Inc. (Electronic Equipment, Instruments & Components)	416	15,380
Axon Enterprise, Inc.* (Aerospace & Defense)	274	47,955
Ball Corp. (Containers & Packaging)	1,361	122,448
Berry Global Group, Inc.* (Containers & Packaging)	565	34,397
Booz Allen Hamilton Holding Corp. (IT Services)	564	44,753
Broadridge Financial Solutions, Inc. (IT Services)	483	80,487
Builders FirstSource, Inc.* (Building Products)	864	44,703
BWX Technologies, Inc. (Aerospace & Defense)	396	21,329
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	549	47,763
CACI International, Inc.* - Class A (IT Services)	98	25,686
Carlisle Cos., Inc. (Industrial Conglomerates)	216	42,939
Carrier Global Corp. (Building Products)	3,616	187,164
Caterpillar, Inc. (Machinery)	2,280	437,691
ChargePoint Holdings, Inc.* (Electrical Equipment)	713	14,253
Chart Industries, Inc.* (Machinery)	149	28,475
Cimpress PLC* (Commercial Services & Supplies)	78	6,773
Cintas Corp. (Commercial Services & Supplies)	364	138,559
Clarivate PLC* (Professional Services)	1,553	34,011
Clean Harbors, Inc.* (Commercial Services & Supplies)	207	21,501
Cognex Corp. (Electronic Equipment, Instruments & Components)	737	59,122
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	102	25,509
Colfax Corp.* (Machinery)	541	24,832
Concentrix Corp.* (IT Services)	179	31,683
Corning, Inc. (Electronic Equipment, Instruments & Components)	3,204	116,914
Crane Co. (Machinery)	207	19,626
Crown Holdings, Inc. (Containers & Packaging)	547	55,127
CSX Corp. (Road & Rail)	9,396	279,437
Cummins, Inc. (Machinery)	598	134,287
Curtiss-Wright Corp. (Aerospace & Defense)	170	21,451
Deere & Co. (Machinery)	1,182	396,052
Donaldson Co., Inc. (Machinery)	524	30,083
Dover Corp. (Machinery)	600	93,300
Dun & Bradstreet Holdings, Inc.* (Professional Services)	629	10,573
Eagle Materials, Inc. (Construction Materials)	175	22,953
Eaton Corp. PLC (Electrical Equipment)	1,661	248,003
EMCOR Group, Inc. (Construction & Engineering)	224	25,845
Emerson Electric Co. (Electrical Equipment)	2,492	234,746
EnerSys (Electrical Equipment)	177	13,176
Equifax, Inc. (Professional Services)	507	128,485
Euronet Worldwide, Inc.* (IT Services)	220	28,002
Expeditors International of Washington, Inc. (Air Freight & Logistics)	709	84,463
Fastenal Co. (Trading Companies & Distributors)	2,396	123,658
FedEx Corp. (Air Freight & Logistics)	1,025	224,772
Fidelity National Information Services, Inc. (IT Services)	2,573	313,083
Fiserv, Inc.* (IT Services)	2,483	269,406
FleetCor Technologies, Inc.* (IT Services)	343	89,616
Flowserve Corp. (Machinery)	546	18,930
Fortive Corp. (Machinery)	1,494	105,432
Fortune Brands Home & Security, Inc. (Building Products)	574	51,327
FTI Consulting, Inc.* (Professional Services)	143	19,262
Gates Industrial Corp. PLC* (Machinery)	403	6,557
Generac Holdings, Inc.* (Electrical Equipment)	262	107,072
General Dynamics Corp. (Aerospace & Defense)	967	189,561

:: ProFund VP Industrials :: September 30, 2021

Common Stocks, continued

	Shares	Value
General Electric Co. (Industrial Conglomerates)	4,574	$471,259
Genpact, Ltd. (IT Services)	720	34,207
Global Payments, Inc. (IT Services)	1,223	192,720
Graco, Inc. (Machinery)	708	49,539
Graphic Packaging Holding Co. (Containers & Packaging)	1,178	22,429
GXO Logistics, Inc.* (Air Freight & Logistics)	411	32,239
HEICO Corp. (Aerospace & Defense)	176	23,209
HEICO Corp. - Class A (Aerospace & Defense)	311	36,832
Hexcel Corp.* (Aerospace & Defense)	350	20,787
Honeywell International, Inc. (Industrial Conglomerates)	2,876	610,517
Howmet Aerospace, Inc. (Aerospace & Defense)	1,610	50,232
Hubbell, Inc. (Electrical Equipment)	227	41,012
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	166	32,048
IDEX Corp. (Machinery)	317	65,603
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	438	26,000
Illinois Tool Works, Inc. (Machinery)	1,194	246,716
Ingersoll Rand, Inc.* (Machinery)	1,689	85,142
Insperity, Inc. (Professional Services)	150	16,611
International Paper Co. (Containers & Packaging)	1,628	91,038
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	150	23,760
Itron, Inc.* (Electronic Equipment, Instruments & Components)	189	14,294
ITT, Inc. (Machinery)	358	30,731
J.B. Hunt Transport Services, Inc. (Road & Rail)	350	58,527
Jabil, Inc. (Electronic Equipment, Instruments & Components)	609	35,547
Jack Henry & Associates, Inc. (IT Services)	309	50,695
Jacobs Engineering Group, Inc. (Construction & Engineering)	543	71,963
Johnson Controls International PLC (Building Products)	2,966	201,926
Kansas City Southern (Road & Rail)	379	102,573
KBR, Inc. (IT Services)	588	23,167
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	768	126,175
Kirby Corp.* (Marine)	253	12,134
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	692	35,396
L3Harris Technologies, Inc. (Aerospace & Defense)	837	184,341
Landstar System, Inc. (Road & Rail)	159	25,093
Leidos Holdings, Inc. (IT Services)	590	56,717
Lennox International, Inc. (Building Products)	143	42,066
Lincoln Electric Holdings, Inc. (Machinery)	248	31,940
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	102	27,874
Lockheed Martin Corp. (Aerospace & Defense)	1,028	354,762
Louisiana-Pacific Corp. (Paper & Forest Products)	396	24,303
ManpowerGroup, Inc. (Professional Services)	226	24,471
Martin Marietta Materials, Inc. (Construction Materials)	259	88,495
Masco Corp. (Building Products)	1,032	57,328
MasTec, Inc.* (Construction & Engineering)	239	20,621
MAXIMUS, Inc. (IT Services)	256	21,299
Mercury Systems, Inc.* (Aerospace & Defense)	235	11,144
MSA Safety, Inc. (Commercial Services & Supplies)	153	22,292
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	196	15,717
National Instruments Corp. (Electronic Equipment, Instruments & Components)	556	21,812
Nielsen Holdings PLC (Professional Services)	1,497	28,727
Nikola Corp.* (Machinery)	850	9,070
Nordson Corp. (Machinery)	225	53,584
Norfolk Southern Corp. (Road & Rail)	1,028	245,949
Northrop Grumman Corp. (Aerospace & Defense)	626	225,454
nVent Electric PLC (Electrical Equipment)	703	22,728
Old Dominion Freight Line, Inc. (Road & Rail)	390	111,532
Oshkosh Corp. (Machinery)	286	29,278
Otis Worldwide Corp. (Machinery)	1,778	146,294
Owens Corning (Building Products)	430	36,765
PACCAR, Inc. (Machinery)	1,447	114,197
Packaging Corp. of America (Containers & Packaging)	395	54,289
Parker-Hannifin Corp. (Machinery)	537	150,156
Paychex, Inc. (IT Services)	1,335	150,121
PayPal Holdings, Inc.* (IT Services)	4,896	1,273,987
Pentair PLC (Machinery)	691	50,187
PerkinElmer, Inc. (Life Sciences Tools & Services)	468	81,100
Quanta Services, Inc. (Construction & Engineering)	579	65,902
Raytheon Technologies Corp. (Aerospace & Defense)	6,285	540,258
RBC Bearings, Inc.* (Machinery)	106	22,493
Regal Beloit Corp. (Electrical Equipment)	170	25,558
Republic Services, Inc. - Class A (Commercial Services & Supplies)	876	105,173
Robert Half International, Inc. (Professional Services)	467	46,854
Rockwell Automation, Inc. (Electrical Equipment)	482	141,727
Roper Technologies, Inc. (Industrial Conglomerates)	439	195,851
Saia, Inc.* (Road & Rail)	110	26,183
Science Applications International Corp. (IT Services)	242	20,706
Sealed Air Corp. (Containers & Packaging)	625	34,244
Sensata Technologies Holding PLC* (Electrical Equipment)	662	36,225
Shift4 Payments, Inc.* - Class A (IT Services)	197	15,271
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	427	11,905
Silgan Holdings, Inc. (Containers & Packaging)	352	13,503
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	186	37,101
Snap-on, Inc. (Machinery)	225	47,014

September 30, 2021 :: ProFund VP Industrials ::

Common Stocks, continued

	Shares	Value
Sonoco Products Co. (Containers & Packaging)	410	$24,428
Square, Inc.* - Class A (IT Services)	1,656	397,175
Stericycle, Inc.* (Commercial Services & Supplies)	383	26,033
Sunrun, Inc.* (Electrical Equipment)	860	37,840
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,366	187,442
Teledyne Technologies, Inc.* (Aerospace & Defense)	195	83,768
Tetra Tech, Inc. (Commercial Services & Supplies)	225	33,602
Textron, Inc. (Aerospace & Defense)	934	65,203
The Boeing Co.* (Aerospace & Defense)	2,296	504,981
The Middleby Corp.* (Machinery)	232	39,558
The Sherwin-Williams Co. (Chemicals)	1,010	282,527
The Timken Co. (Machinery)	289	18,906
The Toro Co. (Machinery)	446	43,445
The Western Union Co. (IT Services)	1,695	34,273
Trane Technologies PLC (Building Products)	989	170,751
TransDigm Group, Inc.* (Aerospace & Defense)	217	135,532
TransUnion (Professional Services)	797	89,511
Trex Co., Inc.* (Building Products)	480	48,926
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,048	86,198
TriNet Group, Inc.* (Professional Services)	166	15,700
TuSimple Holdings, Inc.* - Class A (Road & Rail)	141	5,235
Union Pacific Corp. (Road & Rail)	2,717	532,560
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	3,036	552,856
United Rentals, Inc.* (Trading Companies & Distributors)	301	105,630
Univar Solutions, Inc.* (Trading Companies & Distributors)	715	17,031
Upwork, Inc.* (Professional Services)	501	22,560
Valmont Industries, Inc. (Construction & Engineering)	88	20,691
Verisk Analytics, Inc. - Class A (Professional Services)	672	134,582
Vertiv Holdings Co. (Electrical Equipment)	1,176	28,330
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	742	18,773
Vontier Corp. (Electronic Equipment, Instruments & Components)	706	23,722
Vulcan Materials Co. (Construction Materials)	553	93,546
W.W. Grainger, Inc. (Trading Companies & Distributors)	183	71,930
Waste Management, Inc. (Commercial Services & Supplies)	1,613	240,917
Watsco, Inc. (Trading Companies & Distributors)	138	36,518
Westinghouse Air Brake Technologies Corp. (Machinery)	787	67,847
WestRock Co. (Containers & Packaging)	1,113	55,461
WEX, Inc.* (IT Services)	187	32,938
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	933	29,595
Woodward, Inc. (Machinery)	264	29,885
XPO Logistics, Inc.* (Air Freight & Logistics)	411	32,707
Xylem, Inc. (Machinery)	752	93,007
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	223	114,939
Zurn Water Solutions Corp. (Machinery)	506	32,531

TOTAL COMMON STOCKS
(Cost $8,416,886)		20,333,986

Repurchase Agreements(a) (1.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $363,000	$363,000	$363,000
TOTAL REPURCHASE AGREEMENTS
(Cost $363,000)		363,000
TOTAL INVESTMENT SECURITIES
(Cost $8,779,886) - 100.6%		20,696,986
Net other assets (liabilities) - (0.6)%		(115,303)

NET ASSETS - 100.0%		$20,581,683

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Industrials :: September 30, 2021

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	10/25/21	0.57%	$296,419	$(10,464)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Industrials invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$2,567,620	12.5%
Air Freight & Logistics	974,800	4.7%
Building Products	968,440	4.7%
Chemicals	282,527	1.4%
Commercial Services & Supplies	599,793	2.9%
Construction & Engineering	272,570	1.3%
Construction Materials	204,994	1.0%
Containers & Packaging	686,149	3.3%
Electrical Equipment	1,107,953	5.4%
Electronic Equipment, Instruments & Components	1,120,824	5.4%
Industrial Conglomerates	1,743,153	8.5%
IT Services	4,429,583	21.6%
Life Sciences Tools & Services	81,100	0.4%
Machinery	2,799,560	13.6%
Marine	12,134	0.1%
Paper & Forest Products	24,303	0.1%
Professional Services	596,238	2.9%
Road & Rail	1,422,485	6.9%
Trading Companies & Distributors	439,760	2.1%
Other**	247,697	1.2%
Total	$20,581,683	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 :: ProFund VP International ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (103.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $13,097,000	$13,097,000	$13,097,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,097,000)		13,097,000
TOTAL INVESTMENT SECURITIES
(Cost $13,097,000) - 103.4%		13,097,000
Net other assets (liabilities) - (3.4)%		(429,059)

NET ASSETS - 100.0%		$12,667,941

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2021, the aggregate amount held in a segregated account was $1,924,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	10/27/21	0.37%	$5,927,695	$(172,255)
MSCI EAFE Index	UBS AG	10/27/21	0.87%	6,764,506	(195,236)
				$12,692,201	$(367,491)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2021 :: ProFund VP Internet ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.9%)

	Shares	Value
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	3,263	$547,368
Akamai Technologies, Inc.* (IT Services)	2,770	289,714
Alphabet, Inc.* - Class A (Interactive Media & Services)	385	1,029,305
Alphabet, Inc.* - Class C (Interactive Media & Services)	360	959,512
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	583	1,915,179
Box, Inc.* - Class A (Software)	6,081	143,937
Ciena Corp.* (Communications Equipment)	3,910	200,779
Cisco Systems, Inc. (Communications Equipment)	16,427	894,122
Citrix Systems, Inc. (Software)	2,527	271,324
Cloudera, Inc.* (Software)	9,256	147,818
CommScope Holding Co., Inc.* (Communications Equipment)	9,151	124,362
Coupa Software, Inc.* (Software)	1,248	273,537
Datadog, Inc.* - Class A (Software)	3,008	425,181
DocuSign, Inc.* (Software)	1,893	487,315
Dropbox, Inc.* (Software)	7,094	207,287
eBay, Inc. (Internet & Direct Marketing Retail)	6,755	470,621
Etsy, Inc.* (Internet & Direct Marketing Retail)	1,765	367,049
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	2,306	377,953
Facebook, Inc.* - Class A (Interactive Media & Services)	4,315	1,464,467
Fastly, Inc.* - Class A (IT Services)	3,769	152,418
GoDaddy, Inc.* - Class A (IT Services)	3,508	244,508
Juniper Networks, Inc. (Communications Equipment)	7,991	219,912
Match Group, Inc.* (Interactive Media & Services)	3,015	473,325
Netflix, Inc.* (Entertainment)	1,656	1,010,723
Nutanix, Inc.* - Class A (Software)	5,139	193,740
Okta, Inc.* (IT Services)	1,581	375,235
PayPal Holdings, Inc.* (IT Services)	3,912	1,017,941
Pinterest, Inc.* - Class A (Interactive Media & Services)	7,336	373,769
Salesforce.com, Inc.* (Software)	3,728	1,011,107
Snap, Inc.* (Interactive Media & Services)	8,521	629,446
Snowflake, Inc.* - Class A (IT Services)	1,920	580,666
Teladoc Health, Inc.* (Health Care Technology)	2,465	312,587
Twitter, Inc.* (Interactive Media & Services)	8,154	492,420
Veeva Systems, Inc.* - Class A (Health Care Technology)	1,529	440,612
VeriSign, Inc.* (IT Services)	1,526	312,845
Vonage Holdings Corp.* (Diversified Telecommunication Services)	10,177	164,053
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	1,250	319,388
Workday, Inc.* - Class A (Software)	1,898	474,291
Zillow Group, Inc.* - Class A (Interactive Media & Services)	610	54,034
Zillow Group, Inc.* - Class C (Interactive Media & Services)	2,804	247,145
Zoom Video Communications, Inc.* - Class A (Software)	1,949	509,664
ZoomInfo Technologies, Inc.* - Class A (Interactive Media & Services)	3,966	242,680

TOTAL COMMON STOCKS
(Cost $7,405,113)		20,449,339

Repurchase Agreements(a) (1.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $339,000	$339,000	$339,000
TOTAL REPURCHASE AGREEMENTS
(Cost $339,000)		339,000
TOTAL INVESTMENT SECURITIES
(Cost $7,744,113) - 100.5%		20,788,339
Net other assets (liabilities) - (0.5)%		(97,467)

NET ASSETS - 100.0%		$20,690,872

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Internet :: September 30, 2021

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	10/25/21	0.57%	$268,625	$(20,163)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Internet invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Communications Equipment	$1,439,175	7.0%
Diversified Telecommunication Services	164,053	0.8%
Entertainment	1,010,723	4.9%
Health Care Technology	753,199	3.6%
Hotels, Restaurants & Leisure	547,368	2.6%
Interactive Media & Services	5,966,103	28.8%
Internet & Direct Marketing Retail	3,450,190	16.7%
IT Services	2,973,327	14.4%
Software	4,145,201	20.1%
Other**	241,533	1.1%
Total	$20,690,872	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 :: ProFund VP Japan ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (101.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $8,887,000	$8,887,000	$8,887,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,887,000)		8,887,000
TOTAL INVESTMENT SECURITIES
(Cost $8,887,000) - 101.9%		8,887,000
Net other assets (liabilities) - (1.9)%		(162,628)

NET ASSETS - 100.0%		$8,724,372

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	59	12/10/21	$8,658,250	$(42,248)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	10/27/21	0.47%	$39,612	$(2,334)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2021 :: ProFund VP Large-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	1,582	$186,881
AbbVie, Inc. (Biotechnology)	1,978	213,366
ABIOMED, Inc.* (Health Care Equipment & Supplies)	69	22,461
Accenture PLC - Class A (IT Services)	537	171,797
Activision Blizzard, Inc. (Entertainment)	694	53,709
Adobe, Inc.* (Software)	721	415,094
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,835	188,822
Agilent Technologies, Inc. (Life Sciences Tools & Services)	330	51,985
Air Products & Chemicals, Inc. (Chemicals)	154	39,441
Akamai Technologies, Inc.* (IT Services)	158	16,525
Albemarle Corp. (Chemicals)	177	38,758
Align Technology, Inc.* (Health Care Equipment & Supplies)	111	73,863
Allegion PLC (Building Products)	57	7,534
Alphabet, Inc.* - Class A (Interactive Media & Services)	455	1,216,452
Alphabet, Inc.* - Class C (Interactive Media & Services)	426	1,135,422
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	659	2,164,841
American Tower Corp. (Equity Real Estate Investment Trusts)	351	93,160
American Water Works Co., Inc. (Water Utilities)	137	23,158
AMETEK, Inc. (Electrical Equipment)	171	21,206
Amgen, Inc. (Biotechnology)	429	91,227
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	561	41,081
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	350	58,618
ANSYS, Inc.* (Software)	132	44,939
Aon PLC (Insurance)	178	50,867
Apple, Inc. (Technology Hardware, Storage & Peripherals)	23,754	3,361,191
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,383	178,034
Aptiv PLC* (Auto Components)	274	40,818
Arista Networks, Inc.* (Communications Equipment)	85	29,209
Arthur J. Gallagher & Co. (Insurance)	134	19,919
Autodesk, Inc.* (Software)	333	94,962
Automatic Data Processing, Inc. (IT Services)	307	61,375
AutoZone, Inc.* (Specialty Retail)	18	30,564
Avery Dennison Corp. (Containers & Packaging)	53	10,982
Ball Corp. (Containers & Packaging)	316	28,430
Bath & Body Works, Inc. (Household Durables)	224	14,119
Best Buy Co., Inc. (Specialty Retail)	170	17,971
Biogen, Inc.* (Biotechnology)	119	33,676
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	33	24,616
Bio-Techne Corp. (Life Sciences Tools & Services)	59	28,590
BlackRock, Inc. - Class A (Capital Markets)	151	126,638
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	24	56,973
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,748	103,429
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	422	204,640
Broadridge Financial Solutions, Inc. (IT Services)	88	14,664
Brown & Brown, Inc. (Insurance)	354	19,629
Brown-Forman Corp. - Class B (Beverages)	138	9,247
Cadence Design Systems, Inc.* (Software)	419	63,453
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	187	20,996
Carrier Global Corp. (Building Products)	840	43,479
Catalent, Inc.* (Pharmaceuticals)	258	34,332
Caterpillar, Inc. (Machinery)	389	74,676
Cboe Global Markets, Inc. (Capital Markets)	82	10,157
CDW Corp. (Electronic Equipment, Instruments & Components)	92	16,746
Ceridian HCM Holding, Inc.* (Software)	120	13,514
Cerner Corp. (Health Care Technology)	192	13,540
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	76	31,363
Charter Communications, Inc.* - Class A (Media)	192	139,692
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	42	76,336
Church & Dwight Co., Inc. (Household Products)	249	20,560
Cintas Corp. (Commercial Services & Supplies)	87	33,117
Citrix Systems, Inc. (Software)	122	13,099
Cognizant Technology Solutions Corp. - Class A (IT Services)	405	30,055
Colgate-Palmolive Co. (Household Products)	663	50,110
Comcast Corp. - Class A (Media)	3,049	170,530
Copart, Inc.* (Commercial Services & Supplies)	322	44,669
Corning, Inc. (Electronic Equipment, Instruments & Components)	546	19,924
Costco Wholesale Corp. (Food & Staples Retailing)	354	159,070
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	392	67,941
CSX Corp. (Road & Rail)	1,773	52,729
Cummins, Inc. (Machinery)	93	20,884
Danaher Corp. (Health Care Equipment & Supplies)	654	199,103
DaVita, Inc.* (Health Care Providers & Services)	101	11,742
Deere & Co. (Machinery)	322	107,893
DexCom, Inc.* (Health Care Equipment & Supplies)	146	79,842
Dollar General Corp. (Multiline Retail)	357	75,734

:: ProFund VP Large-Cap Growth :: September 30, 2021

Common Stocks, continued

	Shares		Value
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	56		$26,710
Dow, Inc. (Chemicals)	553		31,831
DR Horton, Inc. (Household Durables)	296		24,855
Duke Realty Corp. (Equity Real Estate Investment Trusts)	235		11,249
eBay, Inc. (Internet & Direct Marketing Retail)	983		68,486
Ecolab, Inc. (Chemicals)	173		36,091
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	537		60,794
Electronic Arts, Inc. (Entertainment)	232		33,002
Eli Lilly & Co. (Pharmaceuticals)	733		169,360
Emerson Electric Co. (Electrical Equipment)	362		34,100
Enphase Energy, Inc.* (Electrical Equipment)	204		30,594
Equifax, Inc. (Professional Services)	92		23,315
Equinix, Inc. (Equity Real Estate Investment Trusts)	79		62,420
Etsy, Inc.* (Internet & Direct Marketing Retail)	191		39,720
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	79		12,948
Expeditors International of Washington, Inc. (Air Freight & Logistics)	167		19,895
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	97		16,295
F5 Networks, Inc.* (Communications Equipment)	40		7,951
Facebook, Inc.* - Class A (Interactive Media & Services)	3,606		1,223,840
Fastenal Co. (Trading Companies & Distributors)	652		33,650
FedEx Corp. (Air Freight & Logistics)	238		52,191
First Horizon Corp. (Banks)	—	(a)	—	(b)
First Republic Bank (Banks)	141		27,196
Fiserv, Inc.* (IT Services)	613		66,511
FleetCor Technologies, Inc.* (IT Services)	54		14,109
FMC Corp. (Chemicals)	195		17,854
Fortinet, Inc.* (Software)	205		59,868
Fortune Brands Home & Security, Inc. (Building Products)	119		10,641
Freeport-McMoRan, Inc. (Metals & Mining)	1,376		44,761
Garmin, Ltd. (Household Durables)	129		20,054
Gartner, Inc.* (IT Services)	67		20,360
Generac Holdings, Inc.* (Electrical Equipment)	95		38,824
Hess Corp. (Oil, Gas & Consumable Fuels)	221		17,262
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	156		20,609
Hologic, Inc.* (Health Care Equipment & Supplies)	276		20,372
Humana, Inc. (Health Care Providers & Services)	101		39,304
IDEX Corp. (Machinery)	52		10,761
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	129		80,225
IHS Markit, Ltd. (Professional Services)	392		45,715
Illinois Tool Works, Inc. (Machinery)	191		39,466
Illumina, Inc.* (Life Sciences Tools & Services)	111		45,023
Incyte Corp.* (Biotechnology)	179		12,312
Intercontinental Exchange, Inc. (Capital Markets)	460		52,817
Intuit, Inc. (Software)	413		222,818
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	126		125,263
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	24		3,802
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	186		44,554
J.B. Hunt Transport Services, Inc. (Road & Rail)	75		12,542
Jack Henry & Associates, Inc. (IT Services)	54		8,859
Jacobs Engineering Group, Inc. (Construction & Engineering)	122		16,169
Johnson & Johnson (Pharmaceuticals)	1,593		257,270
Kansas City Southern (Road & Rail)	70		18,945
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	159		26,122
Kimberly-Clark Corp. (Household Products)	194		25,693
KLA Corp. (Semiconductors & Semiconductor Equipment)	231		77,272
L3Harris Technologies, Inc. (Aerospace & Defense)	173		38,102
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	216		122,936
Lamb Weston Holding, Inc. (Food Products)	81		4,971
Linde PLC (Chemicals)	453		132,901
Lockheed Martin Corp. (Aerospace & Defense)	171		59,012
Lowe's Cos., Inc. (Specialty Retail)	759		153,971
MarketAxess Holdings, Inc. (Capital Markets)	57		23,979
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	—	(a)	48
Marsh & McLennan Cos., Inc. (Insurance)	376		56,938
Masco Corp. (Building Products)	165		9,166
Mastercard, Inc. - Class A (IT Services)	896		311,521
Match Group, Inc.* (Interactive Media & Services)	297		46,626
McCormick & Co., Inc. (Food Products)	166		13,451
McDonald's Corp. (Hotels, Restaurants & Leisure)	452		108,982
Merck & Co., Inc. (Pharmaceuticals)	1,838		138,052
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	35		48,208
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	298		45,740
Microsoft Corp. (Software)	11,368		3,204,867
Moderna, Inc.* (Biotechnology)	308		118,537
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	65		31,504
Monster Beverage Corp.* (Beverages)	568		50,455
Moody's Corp. (Capital Markets)	176		62,499
Motorola Solutions, Inc. (Communications Equipment)	115		26,717
MSCI, Inc. - Class A (Capital Markets)	125		76,043
Nasdaq, Inc. (Capital Markets)	115		22,197
Netflix, Inc.* (Entertainment)	669		408,317
Newmont Corp. (Metals & Mining)	665		36,110
NextEra Energy, Inc. (Electric Utilities)	1,276		100,192

September 30, 2021 :: ProFund VP Large-Cap Growth ::

Common Stocks, continued

	Shares	Value
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,237	$179,650
Norfolk Southern Corp. (Road & Rail)	168	40,194
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	218	8,901
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,770	780,994
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	21	4,113
Old Dominion Freight Line, Inc. (Road & Rail)	142	40,609
Oracle Corp. (Software)	1,370	119,368
O'Reilly Automotive, Inc.* (Specialty Retail)	71	43,385
Organon & Co. (Pharmaceuticals)	184	6,033
Otis Worldwide Corp. (Machinery)	336	27,646
Parker-Hannifin Corp. (Machinery)	102	28,521
Paychex, Inc. (IT Services)	257	28,900
Paycom Software, Inc.* (Software)	73	36,190
PayPal Holdings, Inc.* (IT Services)	1,777	462,393
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	142	10,289
PepsiCo, Inc. (Beverages)	878	132,061
PerkinElmer, Inc. (Life Sciences Tools & Services)	170	29,459
Pool Corp. (Distributors)	61	26,499
PTC, Inc.* (Software)	160	19,166
Public Storage (Equity Real Estate Investment Trusts)	99	29,413
PulteGroup, Inc. (Household Durables)	200	9,184
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	168	28,088
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,706	220,040
Quanta Services, Inc. (Construction & Engineering)	122	13,886
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	159	96,224
ResMed, Inc. (Health Care Equipment & Supplies)	220	57,981
Rockwell Automation, Inc. (Electrical Equipment)	98	28,816
Rollins, Inc. (Commercial Services & Supplies)	342	12,083
Roper Technologies, Inc. (Industrial Conglomerates)	86	38,367
S&P Global, Inc. (Capital Markets)	365	155,085
Salesforce.com, Inc.* (Software)	1,469	398,422
SBA Communications Corp. (Equity Real Estate Investment Trusts)	108	35,702
Sealed Air Corp. (Containers & Packaging)	150	8,219
ServiceNow, Inc.* (Software)	300	186,681
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	130	21,421
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,034	114,060
STERIS PLC (Health Care Equipment & Supplies)	86	17,568
Stryker Corp. (Health Care Equipment & Supplies)	249	65,666
SVB Financial Group* (Banks)	89	57,573
Synopsys, Inc.* (Software)	231	69,164
T. Rowe Price Group, Inc. (Capital Markets)	206	40,520
Take-Two Interactive Software, Inc.* (Entertainment)	176	27,116
Target Corp. (Multiline Retail)	494	113,012
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	189	25,935
Teledyne Technologies, Inc.* (Aerospace & Defense)	35	15,035
Teleflex, Inc. (Health Care Equipment & Supplies)	33	12,426
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	250	27,293
Tesla, Inc.* (Automobiles)	1,227	951,514
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	740	142,235
The AES Corp. (Independent Power and Renewable Electricity Producers)	383	8,744
The Clorox Co. (Household Products)	124	20,536
The Coca-Cola Co. (Beverages)	2,057	107,931
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	31	12,813
The Estee Lauder Co., Inc. (Personal Products)	196	58,786
The Hershey Co. (Food Products)	90	15,232
The Home Depot, Inc. (Specialty Retail)	1,158	380,124
The Procter & Gamble Co. (Household Products)	1,763	246,467
The Progressive Corp. (Insurance)	567	51,251
The Sherwin-Williams Co. (Chemicals)	253	70,772
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	595	339,942
T-Mobile US, Inc.* (Wireless Telecommunication Services)	612	78,189
Tractor Supply Co. (Specialty Retail)	173	35,052
Trane Technologies PLC (Building Products)	165	28,487
TransDigm Group, Inc.* (Aerospace & Defense)	48	29,979
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	381	31,337
Twitter, Inc.* (Interactive Media & Services)	1,207	72,891
Tyler Technologies, Inc.* (Software)	62	28,436
Ulta Beauty, Inc.* (Specialty Retail)	42	15,159
Union Pacific Corp. (Road & Rail)	474	92,908
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	771	140,399
United Rentals, Inc.* (Trading Companies & Distributors)	110	38,602
UnitedHealth Group, Inc. (Health Care Providers & Services)	742	289,929
VeriSign, Inc.* (IT Services)	62	12,711
Verisk Analytics, Inc. - Class A (Professional Services)	244	48,866
Vertex Pharmaceuticals, Inc.* (Biotechnology)	392	71,105
Visa, Inc. - Class A (IT Services)	1,532	341,253
Vulcan Materials Co. (Construction Materials)	84	14,209
W.W. Grainger, Inc. (Trading Companies & Distributors)	40	15,722
Waste Management, Inc. (Commercial Services & Supplies)	229	34,203
Waters Corp.* (Life Sciences Tools & Services)	51	18,222

:: ProFund VP Large-Cap Growth :: September 30, 2021

Common Stocks, continued

	Shares	Value
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	112	$47,548
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	374	56,470
Xylem, Inc. (Machinery)	125	15,460
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	192	23,484
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	59	30,410
Zoetis, Inc. (Pharmaceuticals)	523	101,535

TOTAL COMMON STOCKS
(Cost $10,187,826)		29,709,125

TOTAL INVESTMENT SECURITIES
(Cost $10,187,826) - 100.0%		29,709,125
Net other assets (liabilities) - (NM)		5,923

NET ASSETS - 100.0%		$29,715,048

*	Non-income producing security.
(a)	Number of shares is less than 0.50.
(b)	Amount is less than $0.50.

September 30, 2021 :: ProFund VP Large-Cap Growth ::

ProFund VP Large-Cap Growth invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$142,128	0.5%
Air Freight & Logistics	212,485	0.7%
Auto Components	40,818	0.1%
Automobiles	951,514	3.2%
Banks	84,769	0.3%
Beverages	299,694	1.0%
Biotechnology	636,447	2.1%
Building Products	99,307	0.3%
Capital Markets	569,935	1.9%
Chemicals	367,648	1.2%
Commercial Services & Supplies	124,072	0.4%
Communications Equipment	63,877	0.2%
Construction & Engineering	30,055	0.1%
Construction Materials	14,209	NM
Containers & Packaging	47,631	0.2%
Distributors	26,499	0.1%
Electric Utilities	100,192	0.3%
Electrical Equipment	153,540	0.5%
Electronic Equipment, Instruments & Components	195,357	0.7%
Entertainment	522,144	1.8%
Equity Real Estate Investment Trusts	316,180	1.1%
Food & Staples Retailing	159,070	0.5%
Food Products	33,654	0.1%
Health Care Equipment & Supplies	1,062,806	3.7%
Health Care Providers & Services	340,975	1.1%
Health Care Technology	13,540	NM
Hotels, Restaurants & Leisure	401,514	1.4%
Household Durables	68,212	0.2%
Household Products	363,366	1.3%
Independent Power and Renewable Electricity Producers	17,645	0.1%
Industrial Conglomerates	38,367	0.1%
Insurance	198,604	0.7%
Interactive Media & Services	3,695,231	12.4%
Internet & Direct Marketing Retail	2,342,968	7.9%
IT Services	1,561,033	5.3%
Life Sciences Tools & Services	661,962	2.2%
Machinery	325,307	1.1%
Media	310,222	1.0%
Metals & Mining	80,871	0.3%
Multiline Retail	188,746	0.6%
Oil, Gas & Consumable Fuels	17,262	0.1%
Personal Products	58,786	0.2%
Pharmaceuticals	810,011	2.8%
Professional Services	117,896	0.4%
Road & Rail	257,927	0.9%
Semiconductors & Semiconductor Equipment	2,188,220	7.4%
Software	4,990,041	16.7%
Specialty Retail	676,226	2.3%
Technology Hardware, Storage & Peripherals	3,361,191	11.2%
Textiles, Apparel & Luxury Goods	179,650	0.6%
Trading Companies & Distributors	87,974	0.3%
Water Utilities	23,158	0.1%
Wireless Telecommunication Services	78,189	0.3%
Other**	5,923	NM
Total	$29,715,048	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

September 30, 2021 :: ProFund VP Large-Cap Value ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	514	$90,166
A.O. Smith Corp. (Building Products)	118	7,206
Abbott Laboratories (Health Care Equipment & Supplies)	646	76,312
AbbVie, Inc. (Biotechnology)	408	44,011
Accenture PLC - Class A (IT Services)	248	79,340
Activision Blizzard, Inc. (Entertainment)	283	21,901
Advance Auto Parts, Inc. (Specialty Retail)	58	12,116
Aflac, Inc. (Insurance)	549	28,619
Agilent Technologies, Inc. (Life Sciences Tools & Services)	75	11,815
Air Products & Chemicals, Inc. (Chemicals)	106	27,148
Akamai Technologies, Inc.* (IT Services)	52	5,439
Alaska Air Group, Inc.* (Airlines)	111	6,505
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	123	23,502
Allegion PLC (Building Products)	46	6,080
Alliant Energy Corp. (Electric Utilities)	222	12,428
Altria Group, Inc. (Tobacco)	1,639	74,607
Amcor PLC (Containers & Packaging)	1,371	15,890
Ameren Corp. (Multi-Utilities)	229	18,549
American Airlines Group, Inc.* (Airlines)	576	11,820
American Electric Power Co., Inc. (Electric Utilities)	445	36,125
American Express Co. (Consumer Finance)	572	95,828
American International Group, Inc. (Insurance)	760	41,716
American Tower Corp. (Equity Real Estate Investment Trusts)	198	52,551
American Water Works Co., Inc. (Water Utilities)	81	13,692
Ameriprise Financial, Inc. (Capital Markets)	101	26,676
AmerisourceBergen Corp. (Health Care Providers & Services)	133	15,887
AMETEK, Inc. (Electrical Equipment)	105	13,021
Amgen, Inc. (Biotechnology)	252	53,588
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	202	14,793
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	273	45,722
Anthem, Inc. (Health Care Providers & Services)	217	80,898
Aon PLC (Insurance)	96	27,434
APA Corp. (Oil, Gas & Consumable Fuels)	336	7,200
Aptiv PLC* (Auto Components)	79	11,768
Archer-Daniels-Midland Co. (Food Products)	497	29,825
Arthur J. Gallagher & Co. (Insurance)	105	15,608
Assurant, Inc. (Insurance)	52	8,203
AT&T, Inc. (Diversified Telecommunication Services)	6,348	171,459
Atmos Energy Corp. (Gas Utilities)	116	10,231
Automatic Data Processing, Inc. (IT Services)	196	39,184
AutoZone, Inc.* (Specialty Retail)	8	13,584
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	124	27,483
Avery Dennison Corp. (Containers & Packaging)	43	8,910
Baker Hughes Co. - Class A (Energy Equipment & Services)	737	18,226
Ball Corp. (Containers & Packaging)	105	9,447
Bank of America Corp. (Banks)	6,583	279,448
Bath & Body Works, Inc. (Household Durables)	104	6,555
Baxter International, Inc. (Health Care Equipment & Supplies)	444	35,711
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	255	62,684
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,648	449,805
Best Buy Co., Inc. (Specialty Retail)	100	10,571
Biogen, Inc.* (Biotechnology)	62	17,545
BlackRock, Inc. - Class A (Capital Markets)	38	31,869
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	23	54,599
BorgWarner, Inc. (Auto Components)	213	9,204
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	126	13,652
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,266	54,932
Bristol-Myers Squibb Co. (Pharmaceuticals)	948	56,093
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	117	56,737
Broadridge Financial Solutions, Inc. (IT Services)	52	8,665
Brown-Forman Corp. - Class B (Beverages)	81	5,428
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	117	10,179
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	355	7,725
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	80	8,982
Campbell Soup Co. (Food Products)	181	7,568
Capital One Financial Corp. (Consumer Finance)	397	64,302
Cardinal Health, Inc. (Health Care Providers & Services)	258	12,761
CarMax, Inc.* (Specialty Retail)	145	18,554
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	710	17,757
Carrier Global Corp. (Building Products)	278	14,389
Caterpillar, Inc. (Machinery)	258	49,528
Cboe Global Markets, Inc. (Capital Markets)	46	5,698
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	298	29,013
CDW Corp. (Electronic Equipment, Instruments & Components)	68	12,377
Celanese Corp. (Chemicals)	99	14,913
Centene Corp.* (Health Care Providers & Services)	518	32,277
CenterPoint Energy, Inc. (Multi-Utilities)	527	12,964
Ceridian HCM Holding, Inc.* (Software)	49	5,518
Cerner Corp. (Health Care Technology)	150	10,578

:: ProFund VP Large-Cap Value :: September 30, 2021

Common Stocks, continued

	Shares		Value
CF Industries Holdings, Inc. (Chemicals)	191		$10,662
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,720		174,494
Chubb, Ltd. (Insurance)	390		67,658
Church & Dwight Co., Inc. (Household Products)	72		5,945
Cigna Corp. (Health Care Providers & Services)	302		60,448
Cincinnati Financial Corp. (Insurance)	133		15,191
Cintas Corp. (Commercial Services & Supplies)	26		9,897
Cisco Systems, Inc. (Communications Equipment)	3,747		203,949
Citigroup, Inc. (Banks)	1,802		126,464
Citizens Financial Group, Inc. (Banks)	379		17,805
Citrix Systems, Inc. (Software)	39		4,187
CME Group, Inc. (Capital Markets)	319		61,688
CMS Energy Corp. (Multi-Utilities)	258		15,410
Cognizant Technology Solutions Corp. - Class A (IT Services)	229		16,994
Colgate-Palmolive Co. (Household Products)	360		27,209
Comcast Corp. - Class A (Media)	2,281		127,575
Comerica, Inc. (Banks)	119		9,580
Conagra Brands, Inc. (Food Products)	427		14,462
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,190		80,646
Consolidated Edison, Inc. (Multi-Utilities)	314		22,793
Constellation Brands, Inc. - Class A (Beverages)	150		31,604
Corning, Inc. (Electronic Equipment, Instruments & Components)	362		13,209
Corteva, Inc. (Chemicals)	653		27,478
Costco Wholesale Corp. (Food & Staples Retailing)	185		83,130
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	154		26,691
CSX Corp. (Road & Rail)	962		28,610
Cummins, Inc. (Machinery)	73		16,393
CVS Health Corp. (Health Care Providers & Services)	1,173		99,541
Danaher Corp. (Health Care Equipment & Supplies)	181		55,104
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	116		17,571
Deere & Co. (Machinery)	63		21,109
Delta Air Lines, Inc.* (Airlines)	569		24,245
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	194		11,262
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	560		19,886
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	151		14,295
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	251		36,257
Discover Financial Services (Consumer Finance)	266		32,678
Discovery, Inc.*(a) (Media)	150		3,807
Discovery, Inc.* - Class C (Media)	270		6,553
DISH Network Corp.* - Class A (Media)	221		9,605
Dollar Tree, Inc.* (Multiline Retail)	206		19,718
Dominion Energy, Inc. (Multi-Utilities)	719		52,502
Dover Corp. (Machinery)	128		19,904
Dow, Inc. (Chemicals)	338		19,455
DR Horton, Inc. (Household Durables)	116		9,741
DTE Energy Co. (Multi-Utilities)	172		19,214
Duke Energy Corp. (Electric Utilities)	684		66,752
Duke Realty Corp. (Equity Real Estate Investment Trusts)	198		9,478
DuPont de Nemours, Inc. (Chemicals)	465		31,615
DXC Technology Co.* (IT Services)	224		7,529
Eastman Chemical Co. (Chemicals)	121		12,190
Eaton Corp. PLC (Electrical Equipment)	354		52,855
Ecolab, Inc. (Chemicals)	119		24,826
Edison International (Electric Utilities)	338		18,749
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	238		26,944
Electronic Arts, Inc. (Entertainment)	116		16,501
Eli Lilly & Co. (Pharmaceuticals)	275		63,539
Emerson Electric Co. (Electrical Equipment)	319		30,050
Entergy Corp. (Electric Utilities)	179		17,776
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	519		41,660
Equifax, Inc. (Professional Services)	54		13,685
Equinix, Inc. (Equity Real Estate Investment Trusts)	34		26,864
Equity Residential (Equity Real Estate Investment Trusts)	303		24,519
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	58		18,545
Everest Re Group, Ltd. (Insurance)	35		8,777
Evergy, Inc. (Electric Utilities)	204		12,689
Eversource Energy (Electric Utilities)	306		25,019
Exelon Corp. (Electric Utilities)	869		42,007
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	83		13,604
Expeditors International of Washington, Inc. (Air Freight & Logistics)	53		6,314
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	62		10,415
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,764		221,398
F5 Networks, Inc.* (Communications Equipment)	30		5,963
Fastenal Co. (Trading Companies & Distributors)	128		6,606
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	62		7,315
FedEx Corp. (Air Freight & Logistics)	79		17,324
Fidelity National Information Services, Inc. (IT Services)	549		66,802
Fifth Third Bancorp (Banks)	614		26,058
First Horizon Corp. (Banks)	—	(b)	8
First Republic Bank (Banks)	74		14,273
FirstEnergy Corp. (Electric Utilities)	484		17,240
Fiserv, Inc.* (IT Services)	170		18,445
FleetCor Technologies, Inc.* (IT Services)	42		10,973
Ford Motor Co.* (Automobiles)	3,488		49,390
Fortive Corp. (Machinery)	319		22,512
Fortune Brands Home & Security, Inc. (Building Products)	53		4,739
Fox Corp. - Class A (Media)	288		11,552
Fox Corp. - Class B (Media)	132		4,900
Franklin Resources, Inc. (Capital Markets)	250		7,430
Freeport-McMoRan, Inc. (Metals & Mining)	496		16,135

September 30, 2021 :: ProFund VP Large-Cap Value ::

Common Stocks, continued

	Shares	Value
Garmin, Ltd. (Household Durables)	59	$9,172
Gartner, Inc.* (IT Services)	35	10,636
General Dynamics Corp. (Aerospace & Defense)	206	40,382
General Electric Co. (Industrial Conglomerates)	976	100,557
General Mills, Inc. (Food Products)	539	32,243
General Motors Co.* (Automobiles)	1,291	68,049
Genuine Parts Co. (Distributors)	127	15,396
Gilead Sciences, Inc. (Biotechnology)	1,115	77,883
Global Payments, Inc. (IT Services)	261	41,128
Globe Life, Inc. (Insurance)	83	7,389
Halliburton Co. (Energy Equipment & Services)	792	17,123
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	310	5,320
Hartford Financial Services Group, Inc. (Insurance)	309	21,707
Hasbro, Inc. (Leisure Products)	115	10,260
HCA Healthcare, Inc. (Health Care Providers & Services)	219	53,156
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	479	16,037
Henry Schein, Inc.* (Health Care Providers & Services)	124	9,444
Hess Corp. (Oil, Gas & Consumable Fuels)	115	8,983
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,161	16,544
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	156	20,609
Hologic, Inc.* (Health Care Equipment & Supplies)	63	4,650
Honeywell International, Inc. (Industrial Conglomerates)	614	130,340
Hormel Foods Corp. (Food Products)	251	10,291
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	635	10,370
Howmet Aerospace, Inc. (Aerospace & Defense)	343	10,702
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,068	29,220
Humana, Inc. (Health Care Providers & Services)	55	21,403
Huntington Bancshares, Inc. (Banks)	1,313	20,299
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	36	6,950
IDEX Corp. (Machinery)	37	7,657
IHS Markit, Ltd. (Professional Services)	124	14,460
Illinois Tool Works, Inc. (Machinery)	143	29,548
Illumina, Inc.* (Life Sciences Tools & Services)	65	26,364
Incyte Corp.* (Biotechnology)	62	4,264
Ingersoll Rand, Inc.* (Machinery)	360	18,148
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,607	192,181
Intercontinental Exchange, Inc. (Capital Markets)	230	26,409
International Business Machines Corp. (IT Services)	797	110,728
International Flavors & Fragrances, Inc. (Chemicals)	221	29,552
International Paper Co. (Containers & Packaging)	347	19,403
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	32	31,813
Invesco, Ltd. (Capital Markets)	304	7,329
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	18	2,851
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	61	14,612
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	257	11,167
J.B. Hunt Transport Services, Inc. (Road & Rail)	31	5,184
Jack Henry & Associates, Inc. (IT Services)	34	5,578
Jacobs Engineering Group, Inc. (Construction & Engineering)	44	5,831
Johnson & Johnson (Pharmaceuticals)	1,404	226,746
Johnson Controls International PLC (Building Products)	633	43,095
JPMorgan Chase & Co. (Banks)	2,657	434,923
Juniper Networks, Inc. (Communications Equipment)	289	7,953
Kansas City Southern (Road & Rail)	40	10,826
Kellogg Co. (Food Products)	227	14,510
KeyCorp (Banks)	850	18,377
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	70	11,500
Kimberly-Clark Corp. (Household Products)	186	24,634
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	545	11,309
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,733	28,993
L3Harris Technologies, Inc. (Aerospace & Defense)	77	16,958
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	86	24,204
Lamb Weston Holding, Inc. (Food Products)	81	4,971
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	306	11,200
Leggett & Platt, Inc. (Household Durables)	119	5,336
Leidos Holdings, Inc. (IT Services)	126	12,112
Lennar Corp. - Class A (Household Durables)	244	22,858
Lincoln National Corp. (Insurance)	157	10,794
Linde PLC (Chemicals)	193	56,622
Live Nation Entertainment, Inc.* (Entertainment)	117	10,662
LKQ Corp.* (Distributors)	240	12,077
Lockheed Martin Corp. (Aerospace & Defense)	118	40,722
Loews Corp. (Insurance)	181	9,761
Lowe's Cos., Inc. (Specialty Retail)	182	36,921
Lumen Technologies, Inc. (Diversified Telecommunication Services)	884	10,953
LyondellBasell Industries N.V. - Class A (Chemicals)	235	22,055
M&T Bank Corp. (Banks)	114	17,025
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	701	9,583
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	567	35,046
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	243	36,032
Marsh & McLennan Cos., Inc. (Insurance)	230	34,829

:: ProFund VP Large-Cap Value :: September 30, 2021

Common Stocks, continued

	Shares	Value
Martin Marietta Materials, Inc. (Construction Materials)	55	$18,792
Masco Corp. (Building Products)	123	6,833
Mastercard, Inc. - Class A (IT Services)	248	86,225
Match Group, Inc.* (Interactive Media & Services)	71	11,146
McCormick & Co., Inc. (Food Products)	124	10,048
McDonald's Corp. (Hotels, Restaurants & Leisure)	398	95,961
McKesson Corp. (Health Care Providers & Services)	138	27,514
Medtronic PLC (Health Care Equipment & Supplies)	1,195	149,792
Merck & Co., Inc. (Pharmaceuticals)	1,170	87,879
MetLife, Inc. (Insurance)	648	40,001
MGM Resorts International (Hotels, Restaurants & Leisure)	356	15,361
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	68	10,437
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,001	71,051
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	103	19,235
Moderna, Inc.* (Biotechnology)	131	50,417
Mohawk Industries, Inc.* (Household Durables)	50	8,870
Molson Coors Beverage Co. - Class B (Beverages)	167	7,745
Mondelez International, Inc. - Class A (Food Products)	1,243	72,318
Moody's Corp. (Capital Markets)	40	14,204
Morgan Stanley (Capital Markets)	1,299	126,406
Motorola Solutions, Inc. (Communications Equipment)	83	19,283
Nasdaq, Inc. (Capital Markets)	36	6,949
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	199	17,862
Newell Brands, Inc. (Household Durables)	337	7,461
Newmont Corp. (Metals & Mining)	320	17,376
News Corp. - Class A (Media)	348	8,188
News Corp. - Class B (Media)	108	2,509
NextEra Energy, Inc. (Electric Utilities)	994	78,048
Nielsen Holdings PLC (Professional Services)	319	6,122
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	409	59,399
NiSource, Inc. (Multi-Utilities)	349	8,456
Norfolk Southern Corp. (Road & Rail)	121	28,949
Northern Trust Corp. (Capital Markets)	185	19,945
Northrop Grumman Corp. (Aerospace & Defense)	134	48,260
NortonLifelock, Inc. (Software)	517	13,080
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	329	8,788
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	89	3,634
Nucor Corp. (Metals & Mining)	261	25,706
NVR, Inc.* (Household Durables)	3	14,382
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	223	43,679
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	789	23,339
Omnicom Group, Inc. (Media)	191	13,840
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	396	22,964
Oracle Corp. (Software)	659	57,420
O'Reilly Automotive, Inc.* (Specialty Retail)	20	12,221
Organon & Co. (Pharmaceuticals)	117	3,836
Otis Worldwide Corp. (Machinery)	182	14,975
PACCAR, Inc. (Machinery)	309	24,386
Packaging Corp. of America (Containers & Packaging)	84	11,545
Parker-Hannifin Corp. (Machinery)	55	15,379
Paychex, Inc. (IT Services)	134	15,068
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	56	4,058
Pentair PLC (Machinery)	147	10,677
People's United Financial, Inc. (Banks)	380	6,639
PepsiCo, Inc. (Beverages)	713	107,242
Pfizer, Inc. (Pharmaceuticals)	4,984	214,362
Philip Morris International, Inc. (Tobacco)	1,386	131,379
Phillips 66 (Oil, Gas & Consumable Fuels)	389	27,242
Pinnacle West Capital Corp. (Electric Utilities)	100	7,236
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	202	33,635
PPG Industries, Inc. (Chemicals)	211	30,175
PPL Corp. (Electric Utilities)	684	19,070
Principal Financial Group, Inc. (Insurance)	222	14,297
Prologis, Inc. (Equity Real Estate Investment Trusts)	657	82,409
Prudential Financial, Inc. (Insurance)	344	36,189
Public Service Enterprise Group, Inc. (Multi-Utilities)	449	27,344
Public Storage (Equity Real Estate Investment Trusts)	77	22,877
PulteGroup, Inc. (Household Durables)	113	5,189
PVH Corp.* (Textiles, Apparel & Luxury Goods)	63	6,476
Quanta Services, Inc. (Construction & Engineering)	52	5,919
Quest Diagnostics, Inc. (Health Care Providers & Services)	109	15,839
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	43	4,775
Raymond James Financial, Inc. (Capital Markets)	165	15,226
Raytheon Technologies Corp. (Aerospace & Defense)	1,340	115,187
Realty Income Corp. (Equity Real Estate Investment Trusts)	346	22,442
Regency Centers Corp. (Equity Real Estate Investment Trusts)	136	9,157
Regions Financial Corp. (Banks)	849	18,092
Republic Services, Inc. - Class A (Commercial Services & Supplies)	187	22,451
Robert Half International, Inc. (Professional Services)	100	10,033
Rockwell Automation, Inc. (Electrical Equipment)	45	13,232
Roper Technologies, Inc. (Industrial Conglomerates)	43	19,184
Ross Stores, Inc. (Specialty Retail)	317	34,505
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	199	17,701

September 30, 2021 :: ProFund VP Large-Cap Value ::

Common Stocks, continued

	Shares	Value
SBA Communications Corp. (Equity Real Estate Investment Trusts)	34	$11,239
Schlumberger, Ltd. (Energy Equipment & Services)	1,243	36,843
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	186	15,349
Sealed Air Corp. (Containers & Packaging)	45	2,466
Sempra Energy (Multi-Utilities)	284	35,927
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	292	37,951
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	70	11,535
Snap-on, Inc. (Machinery)	48	10,030
Southwest Airlines Co.* (Airlines)	526	27,052
Stanley Black & Decker, Inc. (Machinery)	145	25,420
Starbucks Corp. (Hotels, Restaurants & Leisure)	440	48,536
State Street Corp. (Capital Markets)	325	27,534
STERIS PLC (Health Care Equipment & Supplies)	38	7,763
Stryker Corp. (Health Care Equipment & Supplies)	152	40,085
Synchrony Financial (Consumer Finance)	506	24,733
Sysco Corp. (Food & Staples Retailing)	455	35,718
T. Rowe Price Group, Inc. (Capital Markets)	81	15,933
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	248	9,181
Target Corp. (Multiline Retail)	150	34,316
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	181	24,838
Teledyne Technologies, Inc.* (Aerospace & Defense)	21	9,021
Teleflex, Inc. (Health Care Equipment & Supplies)	22	8,284
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	386	74,193
Textron, Inc. (Aerospace & Defense)	199	13,892
The AES Corp. (Independent Power and Renewable Electricity Producers)	367	8,378
The Allstate Corp. (Insurance)	263	33,483
The Bank of New York Mellon Corp. (Capital Markets)	706	36,599
The Boeing Co.* (Aerospace & Defense)	490	107,771
The Charles Schwab Corp. (Capital Markets)	1,335	97,241
The Clorox Co. (Household Products)	36	5,962
The Coca-Cola Co. (Beverages)	2,245	117,795
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	26	10,746
The Estee Lauder Co., Inc. (Personal Products)	91	27,294
The Gap, Inc. (Specialty Retail)	191	4,336
The Goldman Sachs Group, Inc. (Capital Markets)	300	113,409
The Hershey Co. (Food Products)	76	12,863
The Home Depot, Inc. (Specialty Retail)	265	86,988
The Interpublic Group of Cos., Inc. (Media)	350	12,835
The JM Smucker Co. - Class A (Food Products)	96	11,523
The Kraft Heinz Co. (Food Products)	598	22,018
The Kroger Co. (Food & Staples Retailing)	605	24,460
The Mosaic Co. (Chemicals)	307	10,966
The PNC Financial Services Group, Inc. (Banks)	378	73,952
The Procter & Gamble Co. (Household Products)	1,122	156,855
The Progressive Corp. (Insurance)	187	16,903
The Sherwin-Williams Co. (Chemicals)	67	18,742
The Southern Co. (Electric Utilities)	941	58,314
The TJX Cos., Inc. (Specialty Retail)	1,073	70,797
The Travelers Cos., Inc. (Insurance)	222	33,746
The Walt Disney Co.* (Entertainment)	1,616	273,379
The Western Union Co. (IT Services)	361	7,299
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,080	28,015
T-Mobile US, Inc.* (Wireless Telecommunication Services)	162	20,697
Trane Technologies PLC (Building Products)	114	19,682
TransDigm Group, Inc.* (Aerospace & Defense)	19	11,867
Truist Financial Corp. (Banks)	1,187	69,618
Tyson Foods, Inc. - Class A (Food Products)	262	20,682
U.S. Bancorp (Banks)	1,199	71,269
UDR, Inc. (Equity Real Estate Investment Trusts)	248	13,139
Ulta Beauty, Inc.* (Specialty Retail)	24	8,662
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	168	3,390
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	185	3,241
Union Pacific Corp. (Road & Rail)	301	58,999
United Airlines Holdings , Inc.* (Airlines)	288	13,700
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	194	35,327
UnitedHealth Group, Inc. (Health Care Providers & Services)	402	157,076
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	67	9,271
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	363	25,617
Ventas, Inc. (Equity Real Estate Investment Trusts)	338	18,661
VeriSign, Inc.* (IT Services)	50	10,251
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,681	198,812
VF Corp. (Textiles, Apparel & Luxury Goods)	290	19,427
ViacomCBS, Inc. - Class B (Media)	539	21,296
Viatris, Inc. (Pharmaceuticals)	1,075	14,566
Visa, Inc. - Class A (IT Services)	600	133,651
Vornado Realty Trust (Equity Real Estate Investment Trusts)	141	5,923
Vulcan Materials Co. (Construction Materials)	68	11,503
W.R. Berkley Corp. (Insurance)	125	9,148
W.W. Grainger, Inc. (Trading Companies & Distributors)	15	5,896
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	638	30,018
Walmart, Inc. (Food & Staples Retailing)	1,271	177,151
Waste Management, Inc. (Commercial Services & Supplies)	210	31,366
Waters Corp.* (Life Sciences Tools & Services)	25	8,933

:: ProFund VP Large-Cap Value :: September 30, 2021

Common Stocks, continued

	Shares	Value
WEC Energy Group, Inc. (Multi-Utilities)	280	$24,696
Wells Fargo & Co. (Banks)	3,651	169,443
Welltower, Inc. (Equity Real Estate Investment Trusts)	376	30,982
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	272	15,352
Westinghouse Air Brake Technologies Corp. (Machinery)	168	14,483
WestRock Co. (Containers & Packaging)	237	11,810
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	667	23,725
Whirlpool Corp. (Household Durables)	56	11,416
Willis Towers Watson PLC (Insurance)	115	26,733
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	94	7,967
Xcel Energy, Inc. (Electric Utilities)	479	29,938
Xylem, Inc. (Machinery)	86	10,636
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	150	18,347
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	13	6,700
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	186	27,223
Zions Bancorp (Banks)	144	8,912
Zoetis, Inc. (Pharmaceuticals)	114	22,132

TOTAL COMMON STOCKS
(Cost $8,956,556)		15,021,952

Collateral for Securities Loaned (c)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(d)	3,380	$3,380
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $3,380)		3,380
TOTAL INVESTMENT SECURITIES
(Cost $8,959,936) - 100.7%		15,025,332
Net other assets (liabilities) - (0.7)%		(101,307)

NET ASSETS - 100.0%		$14,924,025

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $3,299.
(b)	Number of shares is less than 0.50.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2021.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2021.
NM	Not meaningful, amount is less than 0.05%.

September 30, 2021 :: ProFund VP Large-Cap Value ::

ProFund VP Large-Cap Value invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$421,712	2.7%
Air Freight & Logistics	69,144	0.5%
Airlines	83,322	0.6%
Auto Components	20,972	0.1%
Automobiles	117,439	0.8%
Banks	1,382,185	9.2%
Beverages	269,814	1.8%
Biotechnology	247,708	1.7%
Building Products	102,024	0.7%
Capital Markets	640,545	4.3%
Chemicals	336,399	2.3%
Commercial Services & Supplies	63,714	0.4%
Communications Equipment	237,148	1.6%
Construction & Engineering	11,750	0.1%
Construction Materials	30,295	0.2%
Consumer Finance	217,541	1.5%
Containers & Packaging	79,471	0.5%
Distributors	27,473	0.2%
Diversified Financial Services	449,805	3.0%
Diversified Telecommunication Services	381,224	2.5%
Electric Utilities	441,391	2.9%
Electrical Equipment	109,158	0.7%
Electronic Equipment, Instruments & Components	86,268	0.6%
Energy Equipment & Services	72,192	0.5%
Entertainment	322,443	2.2%
Equity Real Estate Investment Trusts	623,895	4.2%
Food & Staples Retailing	350,477	2.3%
Food Products	263,322	1.8%
Gas Utilities	10,231	0.1%
Health Care Equipment & Supplies	603,305	4.0%
Health Care Providers & Services	619,719	4.2%
Health Care Technology	10,578	0.1%
Hotels, Restaurants & Leisure	328,870	2.1%
Household Durables	100,980	0.7%
Household Products	220,605	1.5%
Independent Power and Renewable Electricity Producers	12,012	0.1%
Industrial Conglomerates	340,247	2.3%
Insurance	508,186	3.4%
Interactive Media & Services	11,146	0.1%
Internet & Direct Marketing Retail	68,203	0.5%
IT Services	686,047	4.6%
Leisure Products	10,260	0.1%
Life Sciences Tools & Services	61,724	0.4%
Machinery	310,785	2.1%
Media	222,660	1.5%
Metals & Mining	59,217	0.4%
Multiline Retail	54,034	0.4%
Multi-Utilities	237,855	1.6%
Oil, Gas & Consumable Fuels	810,721	5.4%
Personal Products	27,294	0.2%
Pharmaceuticals	689,153	4.6%
Professional Services	44,300	0.3%
Real Estate Management & Development	29,013	0.2%
Road & Rail	132,568	0.9%
Semiconductors & Semiconductor Equipment	505,535	3.4%
Software	80,205	0.5%
Specialty Retail	309,255	2.1%
Technology Hardware, Storage & Peripherals	94,327	0.6%
Textiles, Apparel & Luxury Goods	111,209	0.7%
Tobacco	205,986	1.4%
Trading Companies & Distributors	12,502	0.1%
Water Utilities	13,692	0.1%
Wireless Telecommunication Services	20,697	0.1%
Other**	(97,927)	(0.7)%
Total	$14,924,025	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 :: ProFund VP Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (102.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $14,145,000	$14,145,000	$14,145,000
TOTAL REPURCHASE AGREEMENTS
(Cost $14,145,000)		14,145,000
TOTAL INVESTMENT SECURITIES
(Cost $14,145,000) - 102.1%		14,145,000
Net other assets (liabilities) - (2.1)%		(291,840)

NET ASSETS - 100.0%		$13,853,160

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2021, the aggregate amount held in a segregated account was $1,905,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P Midcap400 Futures Contracts	10	12/20/21	$2,633,200	$(59,465)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	10/27/21	0.52%	$3,603,941	$(111,695)
S&P MidCap 400	UBS AG	10/27/21	0.42%	7,628,520	(236,666)
				$11,232,461	$(348,361)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2021 :: ProFund VP Mid-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.3%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	649	$41,393
ACI Worldwide, Inc.* (Software)	1,207	37,091
AGCO Corp. (Machinery)	494	60,530
Amedisys, Inc.* (Health Care Providers & Services)	621	92,591
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,032	50,000
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	572	14,271
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	6,177	64,364
AptarGroup, Inc. (Containers & Packaging)	765	91,303
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,983	123,799
ASGN, Inc.* (Professional Services)	1,006	113,820
Ashland Global Holdings, Inc. (Chemicals)	387	34,489
Aspen Technology, Inc.* (Software)	891	109,415
Axon Enterprise, Inc.* (Aerospace & Defense)	1,249	218,600
Blackbaud, Inc.* (Software)	360	25,326
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	841	53,202
Brighthouse Financial, Inc.* (Insurance)	1,581	71,509
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,413	144,621
Brunswick Corp. (Leisure Products)	811	77,264
Builders FirstSource, Inc.* (Building Products)	1,931	99,910
Cable One, Inc. (Media)	94	170,435
CACI International, Inc.* - Class A (IT Services)	193	50,585
Callaway Golf Co.* (Leisure Products)	1,292	35,698
Camden Property Trust (Equity Real Estate Investment Trusts)	899	132,576
Carlisle Cos., Inc. (Industrial Conglomerates)	575	114,304
Casey's General Stores, Inc. (Food & Staples Retailing)	268	50,505
CDK Global, Inc. (Software)	1,158	49,273
Cerence, Inc.* (Software)	723	69,488
ChampionX Corp.* (Energy Equipment & Services)	1,575	35,217
Chemed Corp. (Health Care Providers & Services)	299	139,071
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	331	41,828
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	659	158,213
Ciena Corp.* (Communications Equipment)	1,089	55,920
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	939	81,881
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	471	38,787
Clean Harbors, Inc.* (Commercial Services & Supplies)	371	38,536
Cleveland-Cliffs, Inc.* (Metals & Mining)	8,651	171,376
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	556	68,516
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	4,146	52,323
Cognex Corp. (Electronic Equipment, Instruments & Components)	3,361	269,620
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	158	39,514
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	279	26,739
Commerce Bancshares, Inc. (Banks)	970	67,590
CommVault Systems, Inc.* (Software)	428	32,233
Compass Minerals International, Inc. (Metals & Mining)	311	20,028
Concentrix Corp.* (IT Services)	391	69,207
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	538	74,535
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,196	177,283
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,185	170,024
Curtiss-Wright Corp. (Aerospace & Defense)	287	36,214
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	2,359	182,610
Darling Ingredients, Inc.* (Food Products)	3,082	221,595
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	526	189,465
Digital Turbine, Inc.* (Software)	1,664	114,400
Donaldson Co., Inc. (Machinery)	1,194	68,548
Eagle Materials, Inc. (Construction Materials)	494	64,793
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	446	74,317
Emergent BioSolutions, Inc.* (Biotechnology)	909	45,514
Encompass Health Corp. (Health Care Providers & Services)	1,060	79,542
Energizer Holdings, Inc. (Household Products)	563	21,985
EnerSys (Electrical Equipment)	396	29,478
Envestnet, Inc.* (Software)	642	51,514
EQT Corp.* (Oil, Gas & Consumable Fuels)	2,184	44,685
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	3,481	35,297
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,064	46,827
Essential Utilities, Inc. (Water Utilities)	2,127	98,012
Evercore Partners, Inc. - Class A (Capital Markets)	475	63,493
Exelixis, Inc.* (Biotechnology)	5,993	126,692
FactSet Research Systems, Inc. (Capital Markets)	718	283,451
Fair Isaac Corp.* (Software)	540	214,881
Federated Hermes, Inc. - Class B (Capital Markets)	761	24,733
First Financial Bankshares, Inc. (Banks)	1,560	71,682
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,253	65,256

:: ProFund VP Mid-Cap Growth :: September 30, 2021

Common Stocks, continued

	Shares	Value
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,881	$179,560
Five Below, Inc.* (Specialty Retail)	1,064	188,126
Flowers Foods, Inc. (Food Products)	1,478	34,925
Fox Factory Holding Corp.* (Auto Components)	801	115,777
FTI Consulting, Inc.* (Professional Services)	652	87,824
GameStop Corp.* - Class A (Specialty Retail)	556	97,561
Genpact, Ltd. (IT Services)	2,004	95,211
Gentex Corp. (Auto Components)	2,636	86,935
Glacier Bancorp, Inc. (Banks)	1,030	57,011
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,489	114,087
Graco, Inc. (Machinery)	3,229	225,932
Grand Canyon Education, Inc.* (Diversified Consumer Services)	318	27,971
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	1,030	22,217
GXO Logistics, Inc.* (Air Freight & Logistics)	975	76,479
Haemonetics Corp.* (Health Care Equipment & Supplies)	533	37,624
Halozyme Therapeutics, Inc.* (Biotechnology)	2,708	110,161
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,107	32,966
HealthEquity, Inc.* (Health Care Providers & Services)	1,586	102,709
Helen of Troy, Ltd.* (Household Durables)	458	102,903
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	525	78,750
Hubbell, Inc. (Electrical Equipment)	621	112,196
IAA, Inc.* (Commercial Services & Supplies)	2,564	139,917
ICU Medical, Inc.* (Health Care Equipment & Supplies)	194	45,276
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,995	118,423
Ingevity Corp.* (Chemicals)	368	26,264
Insperity, Inc. (Professional Services)	683	75,635
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	692	47,388
Interactive Brokers Group, Inc. (Capital Markets)	1,662	103,609
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,531	61,010
ITT, Inc. (Machinery)	737	63,264
j2 Global, Inc.* (Software)	577	78,830
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	412	40,100
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,163	151,434
Kinsale Capital Group, Inc. (Insurance)	407	65,812
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	3,157	161,480
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	825	93,596
Lancaster Colony Corp. (Food Products)	218	36,801
Landstar System, Inc. (Road & Rail)	458	72,282
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,594	167,702
LendingTree, Inc.* (Thrifts & Mortgage Finance)	217	30,343
Lennox International, Inc. (Building Products)	384	112,961
LHC Group, Inc.* (Health Care Providers & Services)	602	94,460
Life Storage, Inc. (Equity Real Estate Investment Trusts)	774	88,809
Lincoln Electric Holdings, Inc. (Machinery)	1,129	145,404
Lithia Motors, Inc. - Class A (Specialty Retail)	576	182,615
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	468	127,890
LiveRamp Holdings, Inc.* (IT Services)	685	32,353
Louisiana-Pacific Corp. (Paper & Forest Products)	997	61,186
Lumentum Holdings, Inc.* (Communications Equipment)	1,443	120,548
Manhattan Associates, Inc.* (Software)	1,206	184,554
Masimo Corp.* (Health Care Equipment & Supplies)	963	260,694
Mattel, Inc.* (Leisure Products)	6,638	123,201
MAXIMUS, Inc. (IT Services)	725	60,320
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	4,419	88,689
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	545	103,158
Mercury Systems, Inc.* (Aerospace & Defense)	1,069	50,692
Mimecast, Ltd.* (Software)	1,163	73,967
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,055	159,210
Molina Healthcare, Inc.* (Health Care Providers & Services)	600	162,787
MSA Safety, Inc. (Commercial Services & Supplies)	694	101,116
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	447	35,845
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,139	44,683
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	947	49,992
Nektar Therapeutics* (Pharmaceuticals)	1,329	23,869
Neogen Corp.* (Health Care Equipment & Supplies)	1,227	53,289
Neurocrine Biosciences, Inc.* (Biotechnology)	1,800	172,638
NewMarket Corp. (Chemicals)	52	17,616
Nordson Corp. (Machinery)	647	154,083
Nu Skin Enterprises, Inc. - Class A (Personal Products)	525	21,247
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,155	69,623
Option Care Health, Inc.* (Health Care Providers & Services)	1,423	34,522
PacWest Bancorp (Banks)	624	28,280
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	619	78,607
Paylocity Holding Corp.* (Software)	748	209,739
Penumbra, Inc.* (Health Care Equipment & Supplies)	654	174,291

September 30, 2021 :: ProFund VP Mid-Cap Growth ::

Common Stocks, continued

	Shares	Value
PNM Resources, Inc. (Electric Utilities)	637	$31,519
Polaris, Inc. (Leisure Products)	510	61,027
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	485	25,016
Primerica, Inc. (Insurance)	751	115,376
PROG Holdings, Inc.* (Consumer Finance)	582	24,450
Progyny, Inc.* (Health Care Providers & Services)	654	36,624
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	176	27,586
Qualys, Inc.* (Software)	637	70,892
Quidel Corp.* (Health Care Equipment & Supplies)	720	101,628
R1 RCM, Inc.* (Health Care Providers & Services)	2,547	56,059
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,076	38,392
Regal Beloit Corp. (Electrical Equipment)	387	58,182
RenaissanceRe Holdings, Ltd. (Insurance)	511	71,233
Repligen Corp.* (Biotechnology)	972	280,898
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,546	87,736
RH* (Specialty Retail)	324	216,079
RLI Corp. (Insurance)	447	44,821
Royal Gold, Inc. (Metals & Mining)	724	69,135
RPM International, Inc. (Chemicals)	1,530	118,804
Sabre Corp.* (IT Services)	2,211	26,178
Saia, Inc.* (Road & Rail)	501	119,253
Sailpoint Technologies Holding, Inc.* (Software)	1,768	75,812
Science Applications International Corp. (IT Services)	430	36,791
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	1,063	88,303
SEI Investments Co. (Capital Markets)	1,040	61,672
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,235	96,293
Sensient Technologies Corp. (Chemicals)	385	35,066
Service Corp. International (Diversified Consumer Services)	1,913	115,278
Signature Bank (Banks)	403	109,728
Silgan Holdings, Inc. (Containers & Packaging)	703	26,967
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	455	63,773
Simpson Manufacturing Co., Inc. (Building Products)	826	88,357
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	559	23,758
SLM Corp. (Consumer Finance)	5,817	102,379
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	995	263,894
STAAR Surgical Co.* (Health Care Equipment & Supplies)	901	115,806
Stericycle, Inc.* (Commercial Services & Supplies)	682	46,356
Stifel Financial Corp. (Capital Markets)	837	56,883
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,721	55,124
Sunrun, Inc.* (Electrical Equipment)	3,917	172,348
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	322	57,873
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,969	172,248
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	743	88,699
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	1,001	49,259
TEGNA, Inc. (Media)	1,683	33,189
Tempur Sealy International, Inc. (Household Durables)	3,738	173,481
Teradata Corp.* (IT Services)	767	43,987
Terex Corp. (Machinery)	505	21,261
Tetra Tech, Inc. (Commercial Services & Supplies)	1,028	153,521
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,328	121,286
The Boston Beer Co., Inc.* - Class A (Beverages)	178	90,736
The Brink's Co. (Commercial Services & Supplies)	360	22,788
The Chemours Co. (Chemicals)	1,414	41,091
The Hain Celestial Group, Inc.* (Food Products)	988	42,267
The Middleby Corp.* (Machinery)	645	109,979
The New York Times Co. - Class A (Media)	3,178	156,580
The Scotts Miracle-Gro Co. - Class A (Chemicals)	774	113,283
The Timken Co. (Machinery)	1,320	86,354
The Toro Co. (Machinery)	2,036	198,326
The Wendy's Co. (Hotels, Restaurants & Leisure)	3,391	73,517
Toll Brothers, Inc. (Household Durables)	970	53,631
Tootsie Roll Industries, Inc. (Food Products)	136	4,138
TopBuild Corp.* (Household Durables)	627	128,416
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	641	34,954
Trex Co., Inc.* (Building Products)	2,194	223,635
TripAdvisor, Inc.* (Interactive Media & Services)	693	23,458
Umpqua Holdings Corp. (Banks)	1,801	36,470
United Therapeutics Corp.* (Biotechnology)	359	66,264
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	824	140,871
Valmont Industries, Inc. (Construction & Engineering)	165	38,795
Valvoline, Inc. (Chemicals)	2,063	64,324
Victoria's Secret & Co.* (Specialty Retail)	800	44,208
Visteon Corp.* (Auto Components)	256	24,164
Watsco, Inc. (Trading Companies & Distributors)	389	102,937
Werner Enterprises, Inc. (Road & Rail)	541	23,950
WEX, Inc.* (IT Services)	494	87,013
Williams-Sonoma, Inc. (Specialty Retail)	1,428	253,228
Wingstop, Inc. (Hotels, Restaurants & Leisure)	566	92,784
Woodward, Inc. (Machinery)	629	71,203
World Wrestling Entertainment, Inc. - Class A (Entertainment)	498	28,017
Worthington Industries, Inc. (Metals & Mining)	365	19,236

:: ProFund VP Mid-Cap Growth :: September 30, 2021

Common Stocks, continued

	Shares	Value
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	960	$74,102
XPO Logistics, Inc.* (Air Freight & Logistics)	975	77,591
Yelp, Inc.* (Interactive Media & Services)	671	24,988
YETI Holdings, Inc.* (Leisure Products)	1,663	142,502

TOTAL COMMON STOCKS
(Cost $13,760,217)		20,394,896

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $34,000	$34,000	$34,000
TOTAL REPURCHASE AGREEMENTS
(Cost $34,000)		34,000
TOTAL INVESTMENT SECURITIES
(Cost $13,794,217) - 100.5%		20,428,896
Net other assets (liabilities) - (0.5)%		(96,865)

NET ASSETS - 100.0%		$20,332,031

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

September 30, 2021 :: ProFund VP Mid-Cap Growth ::

ProFund VP Mid-Cap Growth invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$305,506	1.5%
Air Freight & Logistics	154,070	0.8%
Auto Components	226,876	1.1%
Banks	370,761	1.8%
Beverages	90,736	0.4%
Biotechnology	925,966	4.6%
Building Products	524,863	2.5%
Capital Markets	593,841	3.0%
Chemicals	450,937	2.2%
Commercial Services & Supplies	502,234	2.5%
Communications Equipment	176,468	0.9%
Construction & Engineering	38,795	0.2%
Construction Materials	64,793	0.3%
Consumer Finance	126,829	0.6%
Containers & Packaging	118,270	0.6%
Diversified Consumer Services	143,249	0.7%
Diversified Telecommunication Services	61,010	0.3%
Electric Utilities	31,519	0.2%
Electrical Equipment	372,204	1.8%
Electronic Equipment, Instruments & Components	600,130	3.0%
Energy Equipment & Services	35,217	0.2%
Entertainment	28,017	0.1%
Equity Real Estate Investment Trusts	1,167,200	5.7%
Food & Staples Retailing	72,722	0.4%
Food Products	339,726	1.7%
Health Care Equipment & Supplies	1,117,532	5.4%
Health Care Providers & Services	839,758	4.1%
Hotels, Restaurants & Leisure	880,654	4.3%
Household Durables	458,431	2.3%
Household Products	21,985	0.1%
Industrial Conglomerates	114,304	0.6%
Insurance	368,751	1.8%
Interactive Media & Services	48,446	0.2%
IT Services	501,645	2.5%
Leisure Products	439,692	2.2%
Life Sciences Tools & Services	275,406	1.4%
Machinery	1,204,884	5.8%
Media	360,204	1.8%
Metals & Mining	279,775	1.4%
Multiline Retail	69,623	0.3%
Oil, Gas & Consumable Fuels	327,809	1.6%
Paper & Forest Products	61,186	0.3%
Personal Products	21,247	0.1%
Pharmaceuticals	175,303	0.9%
Professional Services	277,279	1.4%
Road & Rail	376,965	1.9%
Semiconductors & Semiconductor Equipment	1,572,654	7.7%
Software	1,397,415	6.9%
Specialty Retail	981,817	4.8%
Textiles, Apparel & Luxury Goods	386,228	1.9%
Thrifts & Mortgage Finance	77,170	0.4%
Trading Companies & Distributors	138,782	0.7%
Water Utilities	98,012	0.4%
Other**	(62,865)	(0.3)%
Total	$20,332,031	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 :: ProFund VP Mid-Cap Value ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.4%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	802	$51,152
ACI Worldwide, Inc.* (Software)	778	23,908
Acuity Brands, Inc. (Electrical Equipment)	514	89,112
Adient PLC* (Auto Components)	1,357	56,248
AECOM* (Construction & Engineering)	2,075	131,036
Affiliated Managers Group, Inc. (Capital Markets)	593	89,596
AGCO Corp. (Machinery)	516	63,225
Alleghany Corp.* (Insurance)	200	124,881
ALLETE, Inc. (Electric Utilities)	753	44,819
Alliance Data Systems Corp. (IT Services)	716	72,237
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,222	59,206
American Eagle Outfitters, Inc. (Specialty Retail)	2,198	56,708
American Financial Group, Inc. (Insurance)	952	119,790
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,010	25,200
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	2,260	110,311
AptarGroup, Inc. (Containers & Packaging)	370	44,160
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,034	116,108
Ashland Global Holdings, Inc. (Chemicals)	521	46,432
Aspen Technology, Inc.* (Software)	303	37,208
Associated Banc-Corp. (Banks)	2,203	47,188
AutoNation, Inc.* (Specialty Retail)	629	76,587
Avient Corp. (Chemicals)	1,315	60,950
Avis Budget Group, Inc.* (Road & Rail)	680	79,226
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,433	52,978
BancorpSouth Bank (Banks)	1,564	46,576
Bank of Hawaii Corp. (Banks)	583	47,905
Bank OZK (Banks)	1,754	75,387
Belden, Inc. (Electronic Equipment, Instruments & Components)	646	37,636
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	1,975	108,468
Black Hills Corp. (Multi-Utilities)	914	57,363
Blackbaud, Inc.* (Software)	333	23,427
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	543	34,350
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	4,277	94,564
Brunswick Corp. (Leisure Products)	502	47,826
Builders FirstSource, Inc.* (Building Products)	1,522	78,748
Cabot Corp. (Chemicals)	817	40,948
CACI International, Inc.* - Class A (IT Services)	193	50,585
Callaway Golf Co.* (Leisure Products)	708	19,562
Camden Property Trust (Equity Real Estate Investment Trusts)	768	113,256
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	2,189	105,970
Carlisle Cos., Inc. (Industrial Conglomerates)	315	62,619
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	634	61,650
Casey's General Stores, Inc. (Food & Staples Retailing)	331	62,377
Cathay General Bancorp (Banks)	1,126	46,605
CDK Global, Inc. (Software)	877	37,317
ChampionX Corp.* (Energy Equipment & Services)	1,715	38,347
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	222	28,054
Ciena Corp.* (Communications Equipment)	1,404	72,095
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	770	67,144
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	473	38,952
CIT Group, Inc. (Banks)	1,428	74,185
Clean Harbors, Inc.* (Commercial Services & Supplies)	440	45,703
CNO Financial Group, Inc. (Insurance)	1,840	43,314
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	233	58,271
Colfax Corp.* (Machinery)	1,865	85,604
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	292	27,985
Commerce Bancshares, Inc. (Banks)	796	55,465
Commercial Metals Co. (Metals & Mining)	1,736	52,879
CommVault Systems, Inc.* (Software)	337	25,379
Compass Minerals International, Inc. (Metals & Mining)	255	16,422
Concentrix Corp.* (IT Services)	321	56,817
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	229	31,726
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,618	43,654
Coty, Inc.* - Class A (Personal Products)	4,818	37,869
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,141	79,838
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	342	47,825
Crane Co. (Machinery)	718	68,074
Cullen/Frost Bankers, Inc. (Banks)	816	96,794
Curtiss-Wright Corp. (Aerospace & Defense)	371	46,813
Dana, Inc. (Auto Components)	2,091	46,504
Dick's Sporting Goods, Inc. (Specialty Retail)	944	113,063
Donaldson Co., Inc. (Machinery)	904	51,899
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,527	79,878
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	1,395	64,505
Dycom Industries, Inc.* (Construction & Engineering)	443	31,559
Eagle Materials, Inc. (Construction Materials)	229	30,036
East West Bancorp, Inc. (Banks)	2,043	158,415
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	244	40,658

:: ProFund VP Mid-Cap Value :: September 30, 2021

Common Stocks, continued

	Shares	Value
EMCOR Group, Inc. (Construction & Engineering)	774	$89,304
Encompass Health Corp. (Health Care Providers & Services)	630	47,275
Energizer Holdings, Inc. (Household Products)	480	18,744
EnerSys (Electrical Equipment)	312	23,225
Envestnet, Inc.* (Software)	298	23,912
Envista Holdings Corp.* (Health Care Equipment & Supplies)	2,322	97,082
EPR Properties (Equity Real Estate Investment Trusts)	1,077	53,182
EQT Corp.* (Oil, Gas & Consumable Fuels)	2,698	55,201
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	3,220	32,651
Essent Group, Ltd. (Thrifts & Mortgage Finance)	805	35,428
Essential Utilities, Inc. (Water Utilities)	1,610	74,189
Evercore Partners, Inc. - Class A (Capital Markets)	211	28,204
F.N.B. Corp. (Banks)	4,601	53,464
Federated Hermes, Inc. - Class B (Capital Markets)	829	26,943
First American Financial Corp. (Insurance)	1,583	106,140
First Financial Bankshares, Inc. (Banks)	664	30,511
First Horizon Corp. (Banks)	7,910	128,854
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	911	47,445
FirstCash, Inc. (Consumer Finance)	583	51,013
Flowers Foods, Inc. (Food Products)	1,748	41,305
Flowserve Corp. (Machinery)	1,876	65,041
Fluor Corp.* (Construction & Engineering)	2,036	32,515
Foot Locker, Inc. (Specialty Retail)	1,297	59,221
Fulton Financial Corp. (Banks)	2,348	35,877
GameStop Corp.* - Class A (Specialty Retail)	475	83,348
GATX Corp. (Trading Companies & Distributors)	511	45,765
Genpact, Ltd. (IT Services)	970	46,085
Gentex Corp. (Auto Components)	1,445	47,656
Glacier Bancorp, Inc. (Banks)	780	43,173
Graham Holdings Co. - Class B (Diversified Consumer Services)	58	34,171
Grand Canyon Education, Inc.* (Diversified Consumer Services)	410	36,064
Greif, Inc. - Class A (Containers & Packaging)	382	24,677
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	478	10,310
GXO Logistics, Inc.* (Air Freight & Logistics)	681	53,418
H&R Block, Inc. (Diversified Consumer Services)	2,564	64,100
Haemonetics Corp.* (Health Care Equipment & Supplies)	330	23,295
Hancock Whitney Corp. (Banks)	1,251	58,947
Harley-Davidson, Inc. (Automobiles)	2,215	81,091
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,574	64,266
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,257	37,433
Herman Miller, Inc. (Commercial Services & Supplies)	1,084	40,823
Hexcel Corp.* (Aerospace & Defense)	1,207	71,684
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,501	65,834
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	550	82,499
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	2,153	71,329
Home BancShares, Inc. (Banks)	2,174	51,154
Hubbell, Inc. (Electrical Equipment)	313	56,550
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	2,196	57,689
ICU Medical, Inc.* (Health Care Equipment & Supplies)	141	32,907
IDACORP, Inc. (Electric Utilities)	727	75,157
Ingevity Corp.* (Chemicals)	290	20,697
Ingredion, Inc. (Food Products)	965	85,895
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	524	35,884
International Bancshares Corp. (Banks)	767	31,938
Iridium Communications, Inc.* (Diversified Telecommunication Services)	741	29,529
ITT, Inc. (Machinery)	682	58,543
j2 Global, Inc.* (Software)	257	35,111
Jabil, Inc. (Electronic Equipment, Instruments & Components)	2,100	122,576
Janus Henderson Group PLC (Capital Markets)	2,482	102,581
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,672	49,508
Jefferies Financial Group, Inc. (Diversified Financial Services)	2,846	105,672
JetBlue Airways Corp.* (Airlines)	4,580	70,028
John Wiley & Sons, Inc. - Class A (Media)	627	32,736
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	730	181,106
KAR Auction Services, Inc.* (Commercial Services & Supplies)	1,716	28,125
KB Home (Household Durables)	1,295	50,401
KBR, Inc. (IT Services)	2,027	79,864
Kemper Corp. (Insurance)	861	57,506
Kennametal, Inc. (Machinery)	1,204	41,213
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,509	99,911
Kirby Corp.* (Marine)	866	41,533
Kohl's Corp. (Multiline Retail)	2,250	105,953
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	625	70,906
Lancaster Colony Corp. (Food Products)	120	20,257
Landstar System, Inc. (Road & Rail)	204	32,195
Lear Corp. (Auto Components)	860	134,572
Lennox International, Inc. (Building Products)	202	59,422
Life Storage, Inc. (Equity Real Estate Investment Trusts)	541	62,074
LivaNova PLC* (Health Care Equipment & Supplies)	766	60,660
LiveRamp Holdings, Inc.* (IT Services)	460	21,726
Louisiana-Pacific Corp. (Paper & Forest Products)	617	37,865
ManpowerGroup, Inc. (Professional Services)	781	84,567

September 30, 2021 :: ProFund VP Mid-Cap Value ::

Common Stocks, continued

	Shares	Value
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	615	$96,758
MasTec, Inc.* (Construction & Engineering)	824	71,095
MAXIMUS, Inc. (IT Services)	336	27,955
MDU Resources Group, Inc. (Multi-Utilities)	2,915	86,487
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	5,233	105,026
Mercury General Corp. (Insurance)	383	21,322
MGIC Investment Corp. (Thrifts & Mortgage Finance)	4,886	73,095
Minerals Technologies, Inc. (Chemicals)	484	33,803
Molina Healthcare, Inc.* (Health Care Providers & Services)	387	104,998
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	338	27,104
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,090	52,187
Murphy USA, Inc. (Specialty Retail)	342	57,203
National Fuel Gas Co. (Gas Utilities)	1,313	68,959
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,053	41,309
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,529	109,228
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	458	24,178
Navient Corp. (Consumer Finance)	2,417	47,687
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,892	73,334
Nektar Therapeutics* (Pharmaceuticals)	1,641	29,472
Neogen Corp.* (Health Care Equipment & Supplies)	619	26,883
NetScout Systems, Inc.* (Communications Equipment)	1,067	28,756
New Jersey Resources Corp. (Gas Utilities)	1,389	48,351
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	6,697	86,190
NewMarket Corp. (Chemicals)	64	21,681
Nordson Corp. (Machinery)	288	68,587
Nordstrom, Inc.* (Multiline Retail)	1,601	42,346
NorthWestern Corp. (Multi-Utilities)	742	42,517
NOV, Inc.* (Energy Equipment & Services)	5,626	73,757
Nu Skin Enterprises, Inc. - Class A (Personal Products)	325	13,153
NuVasive, Inc.* (Health Care Equipment & Supplies)	744	44,528
nVent Electric PLC (Electrical Equipment)	2,421	78,271
OGE Energy Corp. (Electric Utilities)	2,883	95,024
Old Republic International Corp. (Insurance)	4,094	94,694
Olin Corp. (Chemicals)	2,080	100,361
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	3,440	103,062
ONE Gas, Inc. (Gas Utilities)	770	48,795
Option Care Health, Inc.* (Health Care Providers & Services)	917	22,246
Oshkosh Corp. (Machinery)	988	101,141
Owens Corning (Building Products)	1,485	126,968
PacWest Bancorp (Banks)	1,215	55,064
Park Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	3,406	65,191
Patterson Cos., Inc. (Health Care Providers & Services)	1,242	37,434
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,892	42,400
Performance Food Group Co.* (Food & Staples Retailing)	2,213	102,816
Perrigo Co. PLC (Pharmaceuticals)	1,926	91,158
Physicians Realty Trust (Equity Real Estate Investment Trusts)	3,131	55,168
Pilgrim's Pride Corp.* (Food Products)	702	20,414
Pinnacle Financial Partners, Inc. (Banks)	1,096	103,112
PNM Resources, Inc. (Electric Utilities)	754	37,308
Polaris, Inc. (Leisure Products)	435	52,052
Post Holdings, Inc.* (Food Products)	844	92,975
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	599	30,896
PROG Holdings, Inc.* (Consumer Finance)	517	21,719
Progyny, Inc.* (Health Care Providers & Services)	496	27,776
Prosperity Bancshares, Inc. (Banks)	1,338	95,172
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	156	24,451
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,221	43,565
Regal Beloit Corp. (Electrical Equipment)	293	44,050
Reinsurance Group of America, Inc. (Insurance)	979	108,924
Reliance Steel & Aluminum Co. (Metals & Mining)	914	130,172
RenaissanceRe Holdings, Ltd. (Insurance)	292	40,705
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	813	46,138
RLI Corp. (Insurance)	235	23,563
Royal Gold, Inc. (Metals & Mining)	397	37,910
RPM International, Inc. (Chemicals)	710	55,132
Ryder System, Inc. (Road & Rail)	774	64,018
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	3,180	46,810
Sabre Corp.* (IT Services)	2,974	35,212
Sanderson Farms, Inc. (Food Products)	305	57,401
Science Applications International Corp. (IT Services)	509	43,550
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	583	48,430
SEI Investments Co. (Capital Markets)	757	44,890
Selective Insurance Group, Inc. (Insurance)	866	65,409
Sensient Technologies Corp. (Chemicals)	316	28,781
Service Corp. International (Diversified Consumer Services)	965	58,151
Signature Bank (Banks)	568	154,655
Silgan Holdings, Inc. (Containers & Packaging)	677	25,970
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	240	33,638
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	690	29,325
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,942	81,797
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	967	68,502
Sonoco Products Co. (Containers & Packaging)	1,416	84,365
Southwest Gas Holdings, Inc. (Gas Utilities)	851	56,915
Spire, Inc. (Gas Utilities)	744	45,518

:: ProFund VP Mid-Cap Value :: September 30, 2021

Common Stocks, continued

	Shares	Value
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	1,715	$78,959
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,644	38,091
Steel Dynamics, Inc. (Metals & Mining)	2,792	163,275
Stericycle, Inc.* (Commercial Services & Supplies)	807	54,852
Sterling Bancorp (Banks)	2,775	69,264
Stifel Financial Corp. (Capital Markets)	875	59,465
STORE Capital Corp. (Equity Real Estate Investment Trusts)	2,218	71,043
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	264	47,448
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	598	62,252
Synovus Financial Corp. (Banks)	2,109	92,564
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	345	41,186
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	2,535	124,747
Taylor Morrison Home Corp.* (Household Durables)	1,804	46,507
TEGNA, Inc. (Media)	1,910	37,664
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,423	27,749
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,542	102,450
Teradata Corp.* (IT Services)	990	56,777
Terex Corp. (Machinery)	623	26,228
Texas Capital Bancshares, Inc.* (Banks)	729	43,755
The Brink's Co. (Commercial Services & Supplies)	445	28,169
The Chemours Co. (Chemicals)	1,308	38,010
The Goodyear Tire & Rubber Co.* (Auto Components)	4,046	71,614
The Hain Celestial Group, Inc.* (Food Products)	458	19,593
The Hanover Insurance Group, Inc. (Insurance)	514	66,625
The Macerich Co. (Equity Real Estate Investment Trusts)	3,067	51,250
The Middleby Corp.* (Machinery)	312	53,199
Thor Industries, Inc. (Automobiles)	797	97,840
Toll Brothers, Inc. (Household Durables)	935	51,696
Tootsie Roll Industries, Inc. (Food Products)	148	4,504
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	758	41,334
Tri Pointe Homes, Inc.* (Household Durables)	1,639	34,452
Trinity Industries, Inc. (Machinery)	1,201	32,631
TripAdvisor, Inc.* (Interactive Media & Services)	893	30,228
UGI Corp. (Gas Utilities)	3,011	128,328
UMB Financial Corp. (Banks)	620	59,960
Umpqua Holdings Corp. (Banks)	1,807	36,592
United Bankshares, Inc. (Banks)	1,861	67,703
United States Steel Corp. (Metals & Mining)	3,890	85,463
United Therapeutics Corp.* (Biotechnology)	375	69,218
Univar Solutions, Inc.* (Trading Companies & Distributors)	2,461	58,621
Unum Group (Insurance)	2,943	73,752
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,586	29,040
Urban Outfitters, Inc.* (Specialty Retail)	949	28,176
Valley National Bancorp (Banks)	5,855	77,930
Valmont Industries, Inc. (Construction & Engineering)	180	42,322
Valvoline, Inc. (Chemicals)	1,041	32,458
ViaSat, Inc.* (Communications Equipment)	1,056	58,154
Victoria's Secret & Co.* (Specialty Retail)	476	26,304
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,911	38,392
Visteon Corp.* (Auto Components)	210	19,822
Vontier Corp. (Electronic Equipment, Instruments & Components)	2,433	81,749
Washington Federal, Inc. (Thrifts & Mortgage Finance)	978	33,555
Watsco, Inc. (Trading Companies & Distributors)	180	47,632
Webster Financial Corp. (Banks)	1,305	71,070
Werner Enterprises, Inc. (Road & Rail)	481	21,294
WEX, Inc.* (IT Services)	271	47,734
Wintrust Financial Corp. (Banks)	821	65,984
Woodward, Inc. (Machinery)	440	49,808
World Wrestling Entertainment, Inc. - Class A (Entertainment)	273	15,359
Worthington Industries, Inc. (Metals & Mining)	200	10,540
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	619	47,781
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,979	39,916
XPO Logistics, Inc.* (Air Freight & Logistics)	681	54,194
Yelp, Inc.* (Interactive Media & Services)	488	18,173

TOTAL COMMON STOCKS
(Cost $12,047,949)		17,833,394

TOTAL INVESTMENT SECURITIES
(Cost $12,047,949) - 100.4%		17,833,394
Net other assets (liabilities) - (0.4)%		(79,216)

NET ASSETS - 100.0%		$17,754,178

*	Non-income producing security.

September 30, 2021 :: ProFund VP Mid-Cap Value ::

ProFund VP Mid-Cap Value invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$118,497	0.7%
Air Freight & Logistics	107,612	0.6%
Airlines	70,028	0.4%
Auto Components	376,416	2.1%
Automobiles	178,931	1.0%
Banks	2,075,263	11.6%
Biotechnology	69,218	0.4%
Building Products	265,138	1.5%
Capital Markets	351,679	2.0%
Chemicals	479,253	2.7%
Commercial Services & Supplies	197,672	1.1%
Communications Equipment	159,005	0.9%
Construction & Engineering	397,831	2.2%
Construction Materials	30,036	0.2%
Consumer Finance	120,419	0.7%
Containers & Packaging	179,172	1.0%
Diversified Consumer Services	192,486	1.1%
Diversified Financial Services	105,672	0.6%
Diversified Telecommunication Services	29,529	0.2%
Electric Utilities	316,574	1.8%
Electrical Equipment	291,208	1.6%
Electronic Equipment, Instruments & Components	611,271	3.5%
Energy Equipment & Services	112,104	0.6%
Entertainment	15,359	0.1%
Equity Real Estate Investment Trusts	2,191,980	12.4%
Food & Staples Retailing	322,062	1.8%
Food Products	342,344	1.9%
Gas Utilities	396,866	2.3%
Health Care Equipment & Supplies	444,924	2.5%
Health Care Providers & Services	393,331	2.2%
Hotels, Restaurants & Leisure	373,857	2.1%
Household Durables	183,056	1.0%
Household Products	18,744	0.1%
Industrial Conglomerates	62,619	0.4%
Insurance	946,625	5.3%
Interactive Media & Services	48,401	0.3%
IT Services	538,542	3.0%
Leisure Products	119,440	0.7%
Machinery	765,193	4.3%
Marine	41,533	0.2%
Media	70,400	0.3%
Metals & Mining	496,661	2.8%
Multiline Retail	148,299	0.8%
Multi-Utilities	186,367	1.0%
Oil, Gas & Consumable Fuels	467,764	2.7%
Paper & Forest Products	37,865	0.2%
Personal Products	51,022	0.3%
Pharmaceuticals	120,630	0.7%
Professional Services	84,567	0.5%
Real Estate Management & Development	181,106	1.0%
Road & Rail	196,733	1.1%
Semiconductors & Semiconductor Equipment	145,238	0.8%
Software	206,262	1.2%
Specialty Retail	500,610	2.8%
Technology Hardware, Storage & Peripherals	113,250	0.6%
Textiles, Apparel & Luxury Goods	277,402	1.6%
Thrifts & Mortgage Finance	228,268	1.3%
Trading Companies & Distributors	179,122	1.0%
Water Utilities	74,189	0.4%
Wireless Telecommunication Services	27,749	0.2%
Other**	(79,216)	(0.4)%
Total	$17,754,178	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 :: ProFund VP Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (76.9%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	6,798	$526,097
Adobe, Inc.* (Software)	4,164	2,397,299
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	10,603	1,091,049
Align Technology, Inc.* (Health Care Equipment & Supplies)	691	459,812
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,730	4,625,190
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,839	4,901,504
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,909	9,556,181
American Electric Power Co., Inc. (Electric Utilities)	4,373	355,000
Amgen, Inc. (Biotechnology)	4,964	1,055,595
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	4,697	786,654
ANSYS, Inc.* (Software)	763	259,763
Apple, Inc. (Technology Hardware, Storage & Peripherals)	94,956	13,436,274
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,893	1,016,066
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	712	530,518
Atlassian Corp. PLC* - Class A (Software)	1,200	469,704
Autodesk, Inc.* (Software)	1,923	548,382
Automatic Data Processing, Inc. (IT Services)	3,698	739,304
Baidu, Inc.*ADR (Interactive Media & Services)	2,209	339,634
Biogen, Inc.* (Biotechnology)	1,303	368,736
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	359	852,219
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,586	1,738,959
Cadence Design Systems, Inc.* (Software)	2,419	366,333
CDW Corp. (Electronic Equipment, Instruments & Components)	1,202	218,788
Cerner Corp. (Health Care Technology)	2,584	182,224
Charter Communications, Inc.* - Class A (Media)	1,607	1,169,189
Check Point Software Technologies, Ltd.* (Software)	1,161	131,239
Cintas Corp. (Commercial Services & Supplies)	900	342,594
Cisco Systems, Inc. (Communications Equipment)	36,838	2,005,092
Cognizant Technology Solutions Corp. - Class A (IT Services)	4,594	340,921
Comcast Corp. - Class A (Media)	40,045	2,239,716
Copart, Inc.* (Commercial Services & Supplies)	2,068	286,873
Costco Wholesale Corp. (Food & Staples Retailing)	3,864	1,736,288
Crowdstrike Holdings, Inc.* - Class A (Software)	1,742	428,149
CSX Corp. (Road & Rail)	19,707	586,086
DexCom, Inc.* (Health Care Equipment & Supplies)	846	462,644
DocuSign, Inc.* (Software)	1,703	438,403
Dollar Tree, Inc.* (Multiline Retail)	1,966	188,186
eBay, Inc. (Internet & Direct Marketing Retail)	5,682	395,865
Electronic Arts, Inc. (Entertainment)	2,488	353,918
Exelon Corp. (Electric Utilities)	8,548	413,210
Facebook, Inc.* - Class A (Interactive Media & Services)	13,694	4,647,606
Fastenal Co. (Trading Companies & Distributors)	5,024	259,289
Fiserv, Inc.* (IT Services)	5,789	628,107
Fox Corp. - Class A (Media)	2,827	113,391
Fox Corp. - Class B (Media)	2,197	81,553
Gilead Sciences, Inc. (Biotechnology)	10,960	765,556
Honeywell International, Inc. (Industrial Conglomerates)	6,035	1,281,109
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	744	462,694
Illumina, Inc.* (Life Sciences Tools & Services)	1,368	554,874
Incyte Corp.* (Biotechnology)	1,930	132,745
Intel Corp. (Semiconductors & Semiconductor Equipment)	35,464	1,889,522
Intuit, Inc. (Software)	2,389	1,288,889
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,040	1,033,915
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	6,901	498,528
Keurig Dr Pepper, Inc. (Beverages)	12,391	423,277
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,335	446,571
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,241	706,315
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,092	441,932
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,847	421,612
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,199	434,172
Match Group, Inc.* (Interactive Media & Services)	2,420	379,916
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	435	730,539
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,395	367,609
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	9,841	698,514
Microsoft Corp. (Software)	43,168	12,169,924
Moderna, Inc.* (Biotechnology)	3,528	1,357,786
Mondelez International, Inc. - Class A (Food Products)	12,219	710,902
Monster Beverage Corp.* (Beverages)	4,623	410,661
NetEase, Inc.ADR (Entertainment)	2,630	224,602
Netflix, Inc.* (Entertainment)	3,869	2,361,406
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	21,853	4,527,066

:: ProFund VP Nasdaq-100 :: September 30, 2021

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,318	$454,027
Okta, Inc.* (IT Services)	1,254	297,624
O'Reilly Automotive, Inc.* (Specialty Retail)	603	368,469
PACCAR, Inc. (Machinery)	3,035	239,522
Paychex, Inc. (IT Services)	3,145	353,655
PayPal Holdings, Inc.* (IT Services)	10,271	2,672,617
Peloton Interactive, Inc.* - Class A (Leisure Products)	2,373	206,570
PepsiCo, Inc. (Beverages)	12,081	1,817,103
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	3,339	302,747
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,860	1,271,743
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	919	556,160
Ross Stores, Inc. (Specialty Retail)	3,122	339,830
Seagen, Inc.* (Biotechnology)	1,590	269,982
Sirius XM Holdings, Inc. (Media)	35,406	215,977
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,444	237,942
Splunk, Inc.* (Software)	1,433	207,369
Starbucks Corp. (Hotels, Restaurants & Leisure)	10,308	1,137,076
Synopsys, Inc.* (Software)	1,333	399,114
Tesla, Inc.* (Automobiles)	7,121	5,522,193
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	8,070	1,551,135
The Kraft Heinz Co. (Food Products)	10,694	393,753
T-Mobile US, Inc.* (Wireless Telecommunication Services)	10,909	1,393,734
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	4,616	141,942
VeriSign, Inc.* (IT Services)	978	200,500
Verisk Analytics, Inc. - Class A (Professional Services)	1,410	282,381
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,268	411,393
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,561	355,745
Workday, Inc.* - Class A (Software)	1,670	417,316
Xcel Energy, Inc. (Electric Utilities)	4,707	294,188
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	2,163	326,591
Zoom Video Communications, Inc.* - Class A (Software)	2,105	550,458

TOTAL COMMON STOCKS
(Cost $32,802,077)		121,979,096

Repurchase Agreements(a)(b) (24.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $38,356,000	$38,356,000	$38,356,000
TOTAL REPURCHASE AGREEMENTS
(Cost $38,356,000)		38,356,000
TOTAL INVESTMENT SECURITIES
(Cost $71,158,077) - 101.1%		160,335,096
Net other assets (liabilities) - (1.1)%		(1,668,974)

NET ASSETS - 100.0%		$158,666,122

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2021, the aggregate amount held in a segregated account was $5,299,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR	American Depositary Receipt
NYS	New York Shares

September 30, 2021 :: ProFund VP Nasdaq-100 ::

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq 100 Futures Contracts	1	12/20/21	$293,650	$(18,572)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	10/27/21	0.62%	$32,199,647	$(1,231,665)
Nasdaq-100 Index	UBS AG	10/27/21	0.87%	4,230,611	(148,433)
				$36,430,258	$(1,380,098)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Nasdaq-100 invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Automobiles	$5,522,193	3.5%
Beverages	2,651,041	1.7%
Biotechnology	4,917,953	3.2%
Commercial Services & Supplies	629,467	0.4%
Communications Equipment	2,005,092	1.3%
Electric Utilities	1,062,398	0.7%
Electronic Equipment, Instruments & Components	218,788	0.1%
Entertainment	3,466,023	2.2%
Food & Staples Retailing	2,092,033	1.3%
Food Products	1,104,655	0.7%
Health Care Equipment & Supplies	2,419,065	1.5%
Health Care Technology	182,224	0.1%
Hotels, Restaurants & Leisure	1,558,688	1.0%
Industrial Conglomerates	1,281,109	0.7%
Interactive Media & Services	14,893,850	9.4%
Internet & Direct Marketing Retail	12,478,021	7.9%
IT Services	5,232,728	3.3%
Leisure Products	206,570	0.1%
Life Sciences Tools & Services	554,874	0.3%
Machinery	239,522	0.2%
Media	3,819,826	2.4%
Multiline Retail	188,186	0.1%
Professional Services	282,381	0.2%
Road & Rail	586,086	0.4%
Semiconductors & Semiconductor Equipment	18,074,453	11.3%
Software	20,072,342	12.6%
Specialty Retail	708,299	0.4%
Technology Hardware, Storage & Peripherals	13,436,274	8.5%
Textiles, Apparel & Luxury Goods	441,932	0.3%
Trading Companies & Distributors	259,289	0.2%
Wireless Telecommunication Services	1,393,734	0.9%
Other**	36,687,026	23.1%
Total	$158,666,122	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 :: ProFund VP Oil & Gas ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.3%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	9,305	$199,406
Baker Hughes Co. - Class A (Energy Equipment & Services)	20,391	504,269
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	9,837	214,053
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,805	566,974
Chevron Corp. (Oil, Gas & Consumable Fuels)	47,600	4,829,020
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,530	220,616
ConocoPhillips (Oil, Gas & Consumable Fuels)	32,959	2,233,631
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	1,447	66,779
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	15,497	550,298
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	4,189	396,573
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	2,385	110,282
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	14,377	1,154,042
EQT Corp.* (Oil, Gas & Consumable Fuels)	7,447	152,366
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	10,007	101,471
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	104,202	6,129,163
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,434	232,350
Halliburton Co. (Energy Equipment & Services)	21,918	473,867
Hess Corp. (Oil, Gas & Consumable Fuels)	6,784	529,898
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	3,680	121,918
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	47,977	802,655
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	19,405	265,266
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	15,706	970,788
New Fortress Energy, Inc. (Oil, Gas & Consumable Fuels)	1,018	28,250
NOV, Inc.* (Energy Equipment & Services)	9,617	126,079
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	21,834	645,850
OGE Energy Corp. (Electric Utilities)	4,927	162,394
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	10,969	636,092
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	6,427	211,320
Phillips 66 (Oil, Gas & Consumable Fuels)	10,781	754,993
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	5,584	929,792
Plug Power, Inc.* (Electrical Equipment)	12,724	324,971
Schlumberger, Ltd. (Energy Equipment & Services)	34,433	1,020,594
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	5,628	276,954
TechnipFMC PLC (Energy Equipment & Services)	10,426	78,508
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	153	185,032
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	29,910	775,865
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	10,063	710,146

TOTAL COMMON STOCKS
(Cost $13,003,158)		27,692,525

Repurchase Agreements(a) (2.4%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $692,000	$692,000	$692,000
TOTAL REPURCHASE AGREEMENTS
(Cost $692,000)		692,000
TOTAL INVESTMENT SECURITIES
(Cost $13,695,158) - 99.7%		28,384,525
Net other assets (liabilities) - 0.3%		97,023

NET ASSETS - 100.0%		$28,481,548

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Oil & Gas :: September 30, 2021

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	10/25/21	0.57%	$753,979	$22,364

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Oil & Gas invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Electric Utilities	$162,394	0.6%
Electrical Equipment	324,971	1.1%
Energy Equipment & Services	2,203,317	7.7%
Oil, Gas & Consumable Fuels	24,769,493	87.1%
Semiconductors & Semiconductor Equipment	232,350	0.8%
Other**	789,023	2.7%
Total	$28,481,548	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 :: ProFund VP Pharmaceuticals ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.7%)

	Shares	Value
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	2,320	$26,448
Amicus Therapeutics, Inc.* (Biotechnology)	11,779	112,489
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	4,838	25,835
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,815	34,503
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	8,346	30,379
Arvinas, Inc.* (Pharmaceuticals)	2,126	174,715
Atea Pharmaceuticals, Inc.* (Biotechnology)	2,599	91,121
Axsome Therapeutics, Inc.* (Pharmaceuticals)	1,458	48,056
Bristol-Myers Squibb Co. (Pharmaceuticals)	9,925	587,262
Cara Therapeutics, Inc.* (Biotechnology)	2,066	31,920
Catalent, Inc.* (Pharmaceuticals)	4,526	602,275
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	4,702	24,921
ChemoCentryx, Inc.* (Biotechnology)	2,397	40,989
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	1,746	34,466
Corcept Therapeutics, Inc.* (Pharmaceuticals)	5,124	100,840
Elanco Animal Health, Inc.* (Pharmaceuticals)	19,012	606,293
Eli Lilly & Co. (Pharmaceuticals)	2,529	584,325
Endo International PLC* (Pharmaceuticals)	11,466	37,150
Innoviva, Inc.* (Pharmaceuticals)	3,072	51,333
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	3,635	135,513
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	7,998	104,454
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	3,003	391,021
Johnson & Johnson (Pharmaceuticals)	18,741	3,026,672
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	587	46,837
Merck & Co., Inc. (Pharmaceuticals)	8,548	642,040
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	1,823	38,319
Nuvation Bio, Inc.* (Pharmaceuticals)	5,665	56,310
Omeros Corp.*(a) (Pharmaceuticals)	3,061	42,211
Organon & Co. (Pharmaceuticals)	12,448	408,170
Pacira BioSciences, Inc.* (Pharmaceuticals)	2,183	122,248
Perrigo Co. PLC (Pharmaceuticals)	6,566	310,769
Pfizer, Inc. (Pharmaceuticals)	60,221	2,590,105
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	769	24,685
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	999	21,518
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	2,459	137,974
Provention Bio, Inc.* (Pharmaceuticals)	2,489	15,930
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	1,340	134,817
Relmada Therapeutics, Inc.* (Pharmaceuticals)	798	20,916
Revance Therapeutics, Inc.* (Pharmaceuticals)	3,245	90,406
Royalty Pharma PLC - Class A (Pharmaceuticals)	16,645	601,550
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	8,057	17,564
TherapeuticsMD, Inc.* (Pharmaceuticals)	19,561	14,503
Theravance Biopharma, Inc.* (Pharmaceuticals)	2,562	18,959
Vanda Pharmaceuticals, Inc.* (Biotechnology)	2,732	46,826
Viatris, Inc. (Pharmaceuticals)	44,284	600,048
Zoetis, Inc. (Pharmaceuticals)	3,078	597,563
Zogenix, Inc.* (Pharmaceuticals)	2,471	37,534

TOTAL COMMON STOCKS
(Cost $8,710,638)		13,540,782

Repurchase Agreements(b) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $37,000	$37,000	$37,000
TOTAL REPURCHASE AGREEMENTS
(Cost $37,000)		37,000

Collateral for Securities Loaned (c) (0.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(d)	37,331	$37,331
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $37,331)		37,331
TOTAL INVESTMENT SECURITIES
(Cost $8,784,969) - 99.3%		13,615,113
Net other assets (liabilities) - 0.7%		99,599

NET ASSETS - 100.0%		$13,714,712

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $37,440.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2021.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2021.

:: ProFund VP Pharmaceuticals :: September 30, 2021

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	10/25/21	0.57%	$201,497	$(4,573)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Pharmaceuticals invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Biotechnology	$517,121	3.8%
Health Care Equipment & Supplies	30,379	0.2%
Pharmaceuticals	12,993,282	94.7%
Other**	173,930	1.3%
Total	$13,714,712	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 :: ProFund VP Precious Metals ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $26,723,000	$26,723,000	$26,723,000
TOTAL REPURCHASE AGREEMENTS
(Cost $26,723,000)		26,723,000
TOTAL INVESTMENT SECURITIES
(Cost $26,723,000) - 101.8%		26,723,000
Net other assets (liabilities) - (1.8)%		(464,312)

NET ASSETS - 100.0%		$26,258,688

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2021, the aggregate amount held in a segregated account was $4,505,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	10/25/21	0.57%	$12,193,227	$(192,406)
Dow Jones Precious Metals Index	UBS AG	10/25/21	0.82%	14,043,454	(196,521)
				$26,236,681	$(388,927)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2021 :: ProFund VP Real Estate ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.5%)

	Shares	Value
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	5,750	$90,678
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	1,519	290,235
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,524	73,838
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	3,001	114,398
American Tower Corp. (Equity Real Estate Investment Trusts)	4,985	1,323,069
Americold Realty Trust (Equity Real Estate Investment Trusts)	2,860	83,083
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	15,821	133,213
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	1,719	83,904
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	1,529	338,888
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	1,717	52,059
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	1,556	168,593
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	3,253	71,924
Camden Property Trust (Equity Real Estate Investment Trusts)	1,102	162,512
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	3,678	358,089
Compass, Inc.* - Class A (Real Estate Management & Development)	303	4,018
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	484	67,053
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,231	33,212
CoStar Group, Inc.* (Professional Services)	4,326	372,296
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,629	60,745
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	4,734	820,497
CubeSmart (Equity Real Estate Investment Trusts)	2,210	107,075
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,359	105,200
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,095	447,073
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,922	60,754
Duke Realty Corp. (Equity Real Estate Investment Trusts)	4,145	198,421
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	443	73,817
Equinix, Inc. (Equity Real Estate Investment Trusts)	983	776,698
Equity Commonwealth* (Equity Real Estate Investment Trusts)	1,337	34,729
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	1,872	146,203
Equity Residential (Equity Real Estate Investment Trusts)	3,732	301,993
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	713	227,975
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	1,465	246,105
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	767	90,498
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,415	73,693
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	2,440	113,021
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,594	47,469
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	2,398	71,125
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	5,904	197,666
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,141	50,044
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	7,822	127,733
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,671	43,897
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	6,317	242,131
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	3,171	137,780
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,272	37,664
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	555	137,690
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,148	76,009
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	6,721	139,461
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	950	107,778
Lexington Realty Trust (Equity Real Estate Investment Trusts)	3,041	38,773
Life Storage, Inc. (Equity Real Estate Investment Trusts)	857	98,332
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	6,526	130,977
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	1,271	237,359
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	502	26,857
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,924	83,098
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	893	47,141
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	5,111	56,221
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,617	78,405
Opendoor Technologies, Inc.* (Real Estate Management & Development)	4,173	85,672
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,382	41,971
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	734	37,860

:: ProFund VP Real Estate :: September 30, 2021

Common Stocks, continued

	Shares	Value
Prologis, Inc. (Equity Real Estate Investment Trusts)	8,100	$1,015,983
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	221	34,640
Public Storage (Equity Real Estate Investment Trusts)	1,670	496,157
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,548	55,233
Realty Income Corp. (Equity Real Estate Investment Trusts)	4,265	276,628
Redfin Corp.* (Real Estate Management & Development)	1,149	57,565
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,675	112,778
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,509	85,636
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,420	35,622
SBA Communications Corp. (Equity Real Estate Investment Trusts)	1,200	396,684
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	3,599	467,762
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	735	52,067
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	1,304	60,036
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	1,775	69,669
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	3,159	77,111
STORE Capital Corp. (Equity Real Estate Investment Trusts)	2,679	85,808
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	1,270	235,077
The Howard Hughes Corp.* (Real Estate Management & Development)	453	39,778
UDR, Inc. (Equity Real Estate Investment Trusts)	3,058	162,013
Ventas, Inc. (Equity Real Estate Investment Trusts)	4,312	238,066
VEREIT, Inc. (Equity Real Estate Investment Trusts)	2,510	113,527
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	6,713	190,716
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,742	73,181
Welltower, Inc. (Equity Real Estate Investment Trusts)	4,629	381,430
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	8,213	292,136
WP Carey, Inc. (Equity Real Estate Investment Trusts)	2,018	147,395

TOTAL COMMON STOCKS
(Cost $8,102,700)		15,337,370

Repurchase Agreements(a) (2.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $460,000	$460,000	$460,000
TOTAL REPURCHASE AGREEMENTS
(Cost $460,000)		460,000
TOTAL INVESTMENT SECURITIES
(Cost $8,562,700) - 100.4%		15,797,370
Net other assets (liabilities) - (0.4)%		(69,086)

NET ASSETS - 100.0%		$15,728,284

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

September 30, 2021 :: ProFund VP Real Estate ::

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	10/25/21	0.57%	$445,612	$(13,365)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Real Estate invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$13,872,980	88.2%
Mortgage Real Estate Investment Trusts	409,282	2.6%
Professional Services	372,296	2.4%
Real Estate Management & Development	682,812	4.3%
Other**	390,914	2.5%
Total	$15,728,284	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 :: ProFund VP Rising Rates Opportunity ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (94.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $5,571,000	$5,571,000	$5,571,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,571,000)		5,571,000
TOTAL INVESTMENT SECURITIES
(Cost $5,571,000) - 94.7%		5,571,000
Net other assets (liabilities) - 5.3%		310,752

NET ASSETS - 100.0%		$5,881,752

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2021, the aggregate amount held in a segregated account was $78,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.00% due on 8/15/51	Citibank North America	10/15/21	0.15%	$(6,025,598)	$234,909
30-Year U.S. Treasury Bond, 2.00% due on 8/15/51	Societe' Generale	10/15/21	0.21%	(1,277,859)	61,800
				$(7,303,457)	$296,709

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2021 :: ProFund VP Semiconductor ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (84.0%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	6,936	$713,714
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	310	9,908
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	569	14,197
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,076	515,168
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,227	672,872
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,347	1,138,131
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	427	43,703
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	329	27,093
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	659	53,201
Enphase Energy, Inc.* (Electrical Equipment)	771	115,627
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	776	97,698
Intel Corp. (Semiconductors & Semiconductor Equipment)	23,197	1,235,936
KLA Corp. (Semiconductors & Semiconductor Equipment)	872	291,693
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	815	463,857
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	779	50,362
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,684	282,492
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,568	240,672
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,436	456,827
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	316	47,688
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	247	119,716
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	14,248	2,951,616
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,516	296,939
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,461	112,640
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	344	34,053
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	634	105,998
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	6,450	831,921
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	370	28,849
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	233	32,657
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	945	155,717
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	298	79,036
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	945	103,166
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,278	1,014,484
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	248	42,398
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,414	213,500

TOTAL COMMON STOCKS
(Cost $3,707,625)		12,593,529

Repurchase Agreements(a) (1.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $202,000	$202,000	$202,000
TOTAL REPURCHASE AGREEMENTS
(Cost $202,000)		202,000
TOTAL INVESTMENT SECURITIES
(Cost $3,909,625) - 85.3%		12,795,529
Net other assets (liabilities) - 14.7%		2,199,696

NET ASSETS - 100.0%		$14,995,225

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Semiconductor :: September 30, 2021

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	10/25/21	0.57%	$2,417,261	$(15,037)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Electrical Equipment	$115,627	0.8%
Semiconductors & Semiconductor Equipment	12,477,902	83.2%
Other**	2,401,696	16.0%
Total	$14,995,225	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 :: ProFund VP Short Dow 30 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (95.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $7,000	$7,000	$7,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,000)		7,000
TOTAL INVESTMENT SECURITIES
(Cost $7,000) - 95.9%		7,000
Net other assets (liabilities) - 4.1%		300

NET ASSETS - 100.0%		$7,300

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2021, the aggregate amount held in a segregated account was $4,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	10/27/21	(0.27)%	$(1,945)	$49
Dow Jones Industrial Average	UBS AG	10/27/21	(0.27)%	(5,342)	162
				$(7,287)	$211

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2021 :: ProFund VP Short Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (53.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $825,000	$825,000	$825,000
TOTAL REPURCHASE AGREEMENTS
(Cost $825,000)		825,000
TOTAL INVESTMENT SECURITIES
(Cost $825,000) - 53.1%		825,000
Net other assets (liabilities) - 46.9%		729,708

NET ASSETS - 100.0%		$1,554,708

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2021, the aggregate amount held in a segregated account was $302,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	10/27/21	0.43%	$(444,060)	$20,104
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	10/27/21	0.43%	(1,113,613)	14,292
				$(1,557,673)	$34,396

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2021 :: ProFund VP Short International ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $620,000	$620,000	$620,000
TOTAL REPURCHASE AGREEMENTS
(Cost $620,000)		620,000
TOTAL INVESTMENT SECURITIES
(Cost $620,000) - 99.6%		620,000
Net other assets (liabilities) - 0.4%		2,420

NET ASSETS - 100.0%		$622,420

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2021, the aggregate amount held in a segregated account was $220,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	10/27/21	0.33%	$(381,915)	$11,075
MSCI EAFE Index	UBS AG	10/27/21	0.23%	(238,974)	6,404
				$(620,889)	$17,479

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2021 :: ProFund VP Short Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (95.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $41,000	$41,000	$41,000
TOTAL REPURCHASE AGREEMENTS
(Cost $41,000)		41,000
TOTAL INVESTMENT SECURITIES
(Cost $41,000) - 95.2%		41,000
Net other assets (liabilities) - 4.8%		2,084

NET ASSETS - 100.0%		$43,084

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2021, the aggregate amount held in a segregated account was $5,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	10/27/21	(0.12)%	$(35,298)	$1,075
S&P MidCap 400	UBS AG	10/27/21	(0.07)%	(7,771)	200
				$(43,069)	$1,275

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2021 :: ProFund VP Short Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $1,606,000	$1,606,000	$1,606,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,606,000)		1,606,000
TOTAL INVESTMENT SECURITIES
(Cost $1,606,000) - 99.8%		1,606,000
Net other assets (liabilities) - 0.2%		3,495

NET ASSETS - 100.0%		$1,609,495

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2021, the aggregate amount held in a segregated account was $394,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq 100 Futures Contracts	1	12/20/21	$(293,650)	$18,568

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	10/27/21	(0.37)%	$(1,254,494)	$41,166
Nasdaq-100 Index	UBS AG	10/27/21	(0.22)%	(44,069)	1,544
				$(1,298,563)	$42,710

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2021 :: ProFund VP Short Small-Cap ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (95.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $1,573,000	$1,573,000	$1,573,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,573,000)		1,573,000
TOTAL INVESTMENT SECURITIES
(Cost $1,573,000) - 95.1%		1,573,000
Net other assets (liabilities) - 4.9%		81,208

NET ASSETS - 100.0%		$1,654,208

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2021, the aggregate amount held in a segregated account was $246,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	1	12/20/21	$(110,040)	$2,211

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	10/27/21	0.18%	$(1,033,850)	$14,029
Russell 2000 Index	UBS AG	10/27/21	0.43%	(509,209)	17,480
				$(1,543,059)	$31,509

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2021 :: ProFund VP Small-Cap ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (65.5%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	94	$2,868
1Life Healthcare, Inc.* (Health Care Providers & Services)	410	8,303
1st Source Corp. (Banks)	60	2,834
1stdibs.com, Inc.* (Internet & Direct Marketing Retail)	24	298
22nd Century Group, Inc.* (Tobacco)	566	1,675
2U, Inc.* (Software)	252	8,460
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	427	11,772
4D Molecular Therapeutics, Inc.* (Biotechnology)	74	1,996
89bio, Inc.* (Biotechnology)	34	666
8x8, Inc.* (Software)	390	9,122
9 Meters Biopharma, Inc.* (Pharmaceuticals)	786	1,022
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	45	1,463
A10 Networks, Inc.* (Software)	211	2,844
AAON, Inc. (Building Products)	148	9,670
AAR Corp.* (Aerospace & Defense)	120	3,892
Aaron's Co., Inc. (The) (Specialty Retail)	114	3,140
Abercrombie & Fitch Co.* - Class A (Specialty Retail)	216	8,128
ABM Industries, Inc. (Commercial Services & Supplies)	237	10,667
Absci Corp.* (Life Sciences Tools & Services)	49	570
Acacia Research Corp.* (Professional Services)	172	1,168
Academy Sports & Outdoors, Inc.* (Leisure Products)	273	10,925
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	421	6,993
Acadia Realty Trust (Equity Real Estate Investment Trusts)	306	6,245
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	198	2,404
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	116	676
ACCO Brands Corp. (Commercial Services & Supplies)	328	2,818
Accolade, Inc.* (Health Care Technology)	177	7,464
Accuray, Inc.* (Health Care Equipment & Supplies)	325	1,284
ACI Worldwide, Inc.* (Software)	415	12,753
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	179	3,222
Acumen Pharmaceuticals, Inc.* (Biotechnology)	34	505
Acushnet Holdings Corp. (Leisure Products)	121	5,651
Acutus Medical, Inc.* (Health Care Equipment & Supplies)	67	592
Adagio Therapeutics, Inc.* (Biotechnology)	74	3,126
AdaptHealth Corp.* (Health Care Providers & Services)	252	5,869
Addus Homecare Corp.* (Health Care Providers & Services)	54	4,307
Adicet Bio, Inc.* (Pharmaceuticals)	74	580
Adient PLC* (Auto Components)	333	13,803
Adtalem Global Education, Inc.* (Diversified Consumer Services)	174	6,579
ADTRAN, Inc. (Communications Equipment)	170	3,189
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	135	11,846
AdvanSix, Inc.* (Chemicals)	96	3,816
Advantage Solutions, Inc.* (Media)	269	2,327
Advent Technologies Holdings, Inc.* (Electrical Equipment)	55	479
Adverum Biotechnologies, Inc.* (Biotechnology)	306	664
Aeglea BioTherapeutics, Inc.* (Biotechnology)	142	1,129
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	95	1,737
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	149	1,699
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	263	11,455
Aerovate Therapeutics, Inc.* (Biotechnology)	35	734
AeroVironment, Inc.* (Aerospace & Defense)	79	6,819
AerSale Corp.* (Aerospace & Defense)	32	544
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	270	2,144
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts)	31	669
Affimed NV* (Biotechnology)	408	2,521
AgEagle Aerial Systems, Inc.* (Machinery)	239	719
Agenus, Inc.* (Biotechnology)	727	3,817
Agiliti, Inc.* (Health Care Providers & Services)	83	1,580
Agilysys, Inc.* (Software)	70	3,665
Agios Pharmaceuticals, Inc.* (Biotechnology)	207	9,553
Agree Realty Corp. (Equity Real Estate Investment Trusts)	239	15,829
Air Transport Services Group, Inc.* (Air Freight & Logistics)	208	5,368
Akebia Therapeutics, Inc.* (Biotechnology)	613	1,765
Akero Therapeutics, Inc.* (Biotechnology)	90	2,012
Akouos, Inc.* (Biotechnology)	84	975
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	153	1,484
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	27	377
Alamo Group, Inc. (Machinery)	35	4,884
Alarm.com Holdings, Inc.* (Software)	166	12,980
Albany International Corp. - Class A (Machinery)	108	8,302
Albireo Pharma, Inc.* (Biotechnology)	59	1,841
Aldeyra Therapeutics, Inc.* (Biotechnology)	171	1,501
Alector, Inc.* (Biotechnology)	205	4,678

:: ProFund VP Small-Cap :: September 30, 2021

Common Stocks, continued

	Shares	Value
Alerus Financial Corp. (Diversified Financial Services)	53	$1,584
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	255	5,977
Alexander's, Inc. (Equity Real Estate Investment Trusts)	8	2,085
Alignment Healthcare, Inc.* (Health Care Providers & Services)	93	1,486
Aligos Therapeutics, Inc.* (Biotechnology)	74	1,148
Alkami Technology, Inc.* (Software)	25	617
Alkermes PLC* (Biotechnology)	564	17,394
Allakos, Inc.* (Biotechnology)	123	13,022
Allegheny Technologies, Inc.* (Metals & Mining)	448	7,450
Allegiance Bancshares, Inc. (Banks)	67	2,556
Allegiant Travel Co.* (Airlines)	54	10,556
ALLETE, Inc. (Electric Utilities)	185	11,011
Allied Motion Technologies, Inc. (Electrical Equipment)	41	1,282
Allogene Therapeutics, Inc.* (Biotechnology)	239	6,142
Allovir, Inc.* (Biotechnology)	104	2,606
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	436	5,829
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	74	2,321
Alpha Teknova, Inc.* (Biotechnology)	24	597
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	249	3,035
Alpine Immune Sciences, Inc.* (Biotechnology)	41	437
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	67	920
Altair Engineering, Inc.* - Class A (Software)	163	11,237
Altimmune, Inc.* (Biotechnology)	139	1,572
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	252	1,245
Altra Industrial Motion Corp. (Machinery)	228	12,620
Altus Midstream Co. - Class A (Oil, Gas & Consumable Fuels)	11	759
ALX Oncology Holdings, Inc.* (Biotechnology)	62	4,579
Amalgamated Financial Corp. (Banks)	48	759
A-Mark Precious Metals, Inc. (Diversified Financial Services)	31	1,861
Ambac Financial Group, Inc.* (Insurance)	160	2,291
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	123	19,156
AMC Entertainment Holdings, Inc.*(a) (Entertainment)	1,815	69,078
AMC Networks, Inc.* - Class A (Media)	102	4,752
Amerant Bancorp, Inc.* (Banks)	74	1,831
Ameresco, Inc.* - Class A (Construction & Engineering)	109	6,369
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	176	6,586
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	397	3,498
American Eagle Outfitters, Inc. (Specialty Retail)	535	13,803
American Equity Investment Life Holding Co. (Insurance)	291	8,605
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	417	3,353
American National Bankshares, Inc. (Banks)	37	1,222
American National Group, Inc. (Insurance)	26	4,915
American Outdoor Brands, Inc.* (Leisure Products)	50	1,228
American Public Education, Inc.* (Diversified Consumer Services)	65	1,665
American Software, Inc. - Class A (Software)	111	2,636
American States Water Co. (Water Utilities)	130	11,117
American Superconductor Corp.* (Electrical Equipment)	97	1,414
American Vanguard Corp. (Chemicals)	103	1,550
American Well Corp.* - Class A (Health Care Technology)	644	5,867
American Woodmark Corp.* (Building Products)	59	3,857
America's Car-Mart, Inc.* (Specialty Retail)	22	2,569
Ameris Bancorp (Banks)	234	12,140
AMERISAFE, Inc. (Insurance)	67	3,763
Amicus Therapeutics, Inc.* (Biotechnology)	925	8,834
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	359	8,957
AMMO, Inc.* (Leisure Products)	303	1,863
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	166	19,048
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	351	1,874
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	130	2,471
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	685	1,137
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	601	8,252
AnaptysBio, Inc.* (Biotechnology)	68	1,844
Anavex Life Sciences Corp.* (Biotechnology)	226	4,057
Angel Oak Mortgage, Inc. (Mortgage Real Estate Investment Trusts)	26	440
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	130	3,372
Angion Biomedica Corp.* (Pharmaceuticals)	77	752
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	34	1,116
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	51	2,171
Annexon, Inc.* (Biotechnology)	110	2,047
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	587	2,137
Anterix, Inc.* (Diversified Telecommunication Services)	40	2,428
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	1,007	18,941
Apartment Investment and Management Co. (Equity Real Estate Investment Trusts)	524	3,589
Apellis Pharmaceuticals, Inc.* (Biotechnology)	228	7,515
API Group Corp.* (Construction & Engineering)	697	14,184
Apogee Enterprises, Inc. (Building Products)	89	3,361
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	494	7,326
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	133	12,110

September 30, 2021 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Appfolio, Inc.* (Software)	66	$7,946
AppHarvest, Inc.*(a) (Food Products)	245	1,597
Appian Corp.* (Software)	138	12,766
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	754	11,860
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	137	12,348
Applied Molecular Transport, Inc.* (Biotechnology)	88	2,277
Applied Therapeutics, Inc.* (Biotechnology)	62	1,029
Apria, Inc.* (Health Care Providers & Services)	53	1,969
Apyx Medical Corp.* (Health Care Equipment & Supplies)	110	1,524
AquaBounty Technologies, Inc.* (Biotechnology)	185	753
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	478	8,857
Arbutus Biopharma Corp.* (Biotechnology)	283	1,214
ArcBest Corp. (Road & Rail)	89	7,278
Arch Resources, Inc.* (Oil, Gas & Consumable Fuels)	53	4,916
Archrock, Inc. (Energy Equipment & Services)	474	3,911
Arcimoto, Inc.* (Automobiles)	96	1,097
Arconic Corp.* (Metals & Mining)	388	12,238
Arcosa, Inc. (Construction & Engineering)	170	8,529
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	74	3,536
Arcus Biosciences, Inc.* (Biotechnology)	159	5,544
Arcutis Biotherapeutics, Inc.* (Biotechnology)	97	2,317
Ardelyx, Inc.* (Biotechnology)	311	411
Arena Pharmaceuticals, Inc.* (Biotechnology)	215	12,803
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	154	2,322
Argan, Inc. (Construction & Engineering)	52	2,271
Argo Group International Holdings, Ltd. (Insurance)	112	5,849
Arko Corp.* (Specialty Retail)	425	4,293
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	292	1,872
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	212	2,834
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	290	3,126
Array Technologies, Inc.* (Electrical Equipment)	449	8,315
Arrow Financial Corp. (Banks)	49	1,684
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	357	22,288
Artesian Resources Corp. - Class A (Water Utilities)	29	1,107
Artisan Partners Asset Management, Inc. (Capital Markets)	206	10,078
Arvinas, Inc.* (Pharmaceuticals)	154	12,657
Asana, Inc.* - Class A (Software)	260	26,998
Asbury Automotive Group, Inc.* (Specialty Retail)	68	13,378
Asensus Surgical, Inc.* (Health Care Equipment & Supplies)	823	1,523
ASGN, Inc.* (Professional Services)	183	20,705
Ashford Hospitality Trust, Inc.* (Equity Real Estate Investment Trusts)	60	883
Aspen Aerogels, Inc.* (Energy Equipment & Services)	78	3,589
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	256	832
Assetmark Financial Holdings, Inc.* (Capital Markets)	64	1,592
Associated Banc-Corp. (Banks)	533	11,417
Associated Capital Group, Inc. - Class A (Capital Markets)	6	224
Astec Industries, Inc. (Machinery)	80	4,305
Astronics Corp.* (Aerospace & Defense)	86	1,209
Atara Biotherapeutics, Inc.* (Biotechnology)	291	5,209
Atea Pharmaceuticals, Inc.* (Biotechnology)	227	7,959
Aterian, Inc.*(a) (Household Durables)	91	986
Athenex, Inc.* (Biotechnology)	304	915
Athersys, Inc.* (Biotechnology)	720	958
Athira Pharma, Inc.* (Pharmaceuticals)	113	1,060
Atkore, Inc.* (Electrical Equipment)	162	14,082
Atlantic Capital Bancshares, Inc.* (Banks)	69	1,828
Atlantic Union Bankshares (Banks)	270	9,950
Atlanticus Holdings Corp.* (Consumer Finance)	19	1,008
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	101	8,250
Atlas Technical Consultants, Inc.* (Professional Services)	49	498
ATN International, Inc. (Diversified Telecommunication Services)	39	1,827
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	71	1,639
Atossa Therapeutics, Inc.* (Health Care Equipment & Supplies)	412	1,343
Atreca, Inc.* - Class A (Biotechnology)	91	567
AtriCure, Inc.* (Health Care Equipment & Supplies)	158	10,989
Atrion Corp. (Health Care Equipment & Supplies)	5	3,488
Avalo Therapeutics, Inc.* (Pharmaceuticals)	186	405
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	169	5,273
Avaya Holdings Corp.* - Class C (Software)	290	5,739
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	139	1,115
Aviat Networks, Inc.* (Communications Equipment)	34	1,117
Avid Bioservices, Inc.* (Biotechnology)	212	4,573
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	127	3,673
Avidity Biosciences, Inc.* (Biotechnology)	132	3,251
Avient Corp. (Chemicals)	320	14,831
Avis Budget Group, Inc.* (Road & Rail)	171	19,923
Avista Corp. (Multi-Utilities)	244	9,545
Avita Medical, Inc.* (Biotechnology)	85	1,506
Avrobio, Inc.* (Biotechnology)	133	742
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	117	5,503
AxoGen, Inc.* (Health Care Equipment & Supplies)	134	2,117
Axonics, Inc.* (Health Care Equipment & Supplies)	161	10,479
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	201	10,360
Axsome Therapeutics, Inc.* (Pharmaceuticals)	98	3,230
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	140	1,166

:: ProFund VP Small-Cap :: September 30, 2021

Common Stocks, continued

	Shares	Value
AZZ, Inc. (Electrical Equipment)	87	$4,628
B Riley Financial, Inc. (Capital Markets)	71	4,192
B&G Foods, Inc.(a) - Class A (Food Products)	225	6,725
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	195	1,250
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	103	10,417
Balchem Corp. (Chemicals)	113	16,392
Bally's Corp.* (Hotels, Restaurants & Leisure)	115	5,766
Banc of California, Inc. (Banks)	159	2,940
BancFirst Corp. (Banks)	60	3,607
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	109	1,912
BancorpSouth Bank (Banks)	359	10,691
Bandwidth, Inc.* (Diversified Telecommunication Services)	81	7,313
Bank First Corp. (Banks)	24	1,701
Bank of Marin Bancorp (Banks)	56	2,114
BankUnited, Inc. (Banks)	328	13,717
Banner Corp. (Banks)	122	6,736
Bar Harbor Bankshares (Banks)	52	1,459
Barnes & Noble Education, Inc.* (Specialty Retail)	135	1,349
Barnes Group, Inc. (Machinery)	167	6,969
Barrett Business Services, Inc. (Professional Services)	26	1,983
Bassett Furniture Industries, Inc. (Household Durables)	32	580
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	196	9,361
Beam Global* (Electrical Equipment)	31	848
Beam Therapeutics, Inc.* (Biotechnology)	175	15,227
Beauty Health Co. (The)* (Personal Products)	307	7,973
Beazer Homes USA, Inc.* (Household Durables)	103	1,777
Bed Bath & Beyond, Inc.* (Specialty Retail)	370	6,392
Belden, Inc. (Electronic Equipment, Instruments & Components)	156	9,089
BellRing Brands, Inc.* - Class A (Personal Products)	140	4,305
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	126	3,365
Benefitfocus, Inc.* (Software)	88	977
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	171	3,345
Berkshire Hills Bancorp, Inc. (Banks)	172	4,641
Berry Corp. (Oil, Gas & Consumable Fuels)	237	1,709
Beyondspring, Inc.*(a) (Biotechnology)	79	1,245
BGC Partners, Inc. - Class A (Capital Markets)	1,167	6,080
Big 5 Sporting Goods Corp.(a) (Specialty Retail)	73	1,682
Big Lots, Inc. (Multiline Retail)	121	5,247
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	170	8,609
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	3	515
BioAtla, Inc.* (Biotechnology)	55	1,619
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	625	8,981
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	328	1,184
Biodesix, Inc.* (Health Care Providers & Services)	43	353
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	196	27,225
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	86	3,640
Biomea Fusion, Inc.* (Biotechnology)	30	359
Bionano Genomics, Inc.* (Life Sciences Tools & Services)	989	5,440
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	56	793
Bioxcel Therapeutics, Inc.* (Biotechnology)	61	1,851
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	79	3,299
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	482	26,472
Black Diamond Therapeutics, Inc.* (Biotechnology)	80	677
Black Hills Corp. (Multi-Utilities)	222	13,932
Blackbaud, Inc.* (Software)	170	11,960
Blackline, Inc.* (Software)	189	22,313
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	520	15,767
Blink Charging Co.*(a) (Specialty Retail)	128	3,662
Bloom Energy Corp.* (Electrical Equipment)	490	9,173
Bloomin' Brands, Inc.* (Hotels, Restaurants & Leisure)	312	7,800
Blucora, Inc.* (Capital Markets)	171	2,666
Blue Bird Corp.* (Machinery)	56	1,168
Blue Foundry Bancorp* (Thrifts & Mortgage Finance)	99	1,365
Blue Ridge Bankshares, Inc. (Banks)	61	1,073
Bluebird Bio, Inc.* (Biotechnology)	238	4,548
Bluegreen Vacations Holding Corp.* (Hotels, Restaurants & Leisure)	53	1,367
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	32	1,564
Blueprint Medicines Corp.* (Biotechnology)	206	21,179
BM Technologies, Inc.* (IT Services)	17	151
Boise Cascade Co. (Paper & Forest Products)	139	7,503
Bolt Biotherapeutics, Inc.* (Biotechnology)	81	1,025
Bonanza Creek Energy, Inc. (Oil, Gas & Consumable Fuels)	109	5,221
Boot Barn Holdings, Inc.* (Specialty Retail)	103	9,154
Boston Omaha Corp.* - Class A (Media)	62	2,404
Bottomline Technologies, Inc.* (Software)	156	6,128
Box, Inc.* - Class A (Software)	501	11,859
Brady Corp. - Class A (Commercial Services & Supplies)	166	8,416
Braemar Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	185	897
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	597	8,012
Bridgebio Pharma, Inc.* (Biotechnology)	379	17,764
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	74	1,296
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	154	2,951
Bright Health Group, Inc.* (Insurance)	187	1,526
Brightcove, Inc.* (IT Services)	143	1,650
Brightsphere Investment Group, Inc. (Capital Markets)	204	5,331
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts)	297	2,789

September 30, 2021 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
BrightView Holdings, Inc.* (Commercial Services & Supplies)	144	$2,125
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	160	7,848
Bristow Group, Inc.* (Energy Equipment & Services)	83	2,642
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	452	4,457
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts)	544	13,497
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	651	4,101
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	189	11,317
Brookline Bancorp, Inc. (Banks)	270	4,120
Brooklyn ImmunoTherapeutics, Inc.* (Entertainment)	104	967
BRP Group, Inc.* - Class A (Insurance)	165	5,493
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	40	771
Bryn Mawr Bank Corp. (Banks)	70	3,217
BTRS Holdings, Inc.* (Software)	228	2,426
Business First Bancshares, Inc. (Banks)	67	1,567
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	642	6,702
Byline Bancorp, Inc. (Banks)	88	2,161
Byrna Technologies, Inc.* (Aerospace & Defense)	65	1,421
C4 Therapeutics, Inc.* (Biotechnology)	136	6,076
Cabot Corp. (Chemicals)	197	9,874
Cactus, Inc. - Class A (Energy Equipment & Services)	192	7,242
Cadence Bancorp (Banks)	433	9,509
Cadiz, Inc.* (Water Utilities)	74	521
Caesarstone, Ltd. (Building Products)	80	994
CAI International, Inc. (Trading Companies & Distributors)	57	3,187
CalAmp Corp.* (Communications Equipment)	123	1,224
Calavo Growers, Inc. (Food Products)	60	2,294
Caleres, Inc. (Specialty Retail)	130	2,889
California Resources Corp.* (Oil, Gas & Consumable Fuels)	291	11,931
California Water Service Group (Water Utilities)	181	10,666
Calix, Inc.* (Communications Equipment)	194	9,590
Callaway Golf Co.* (Leisure Products)	407	11,245
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	140	6,871
Cal-Maine Foods, Inc. (Food Products)	126	4,556
Cambium Networks Corp.* (Communications Equipment)	37	1,339
Cambridge Bancorp (Banks)	24	2,112
Camden National Corp. (Banks)	52	2,491
Camping World Holdings, Inc. - Class A (Specialty Retail)	150	5,831
Cannae Holdings, Inc.* (Diversified Financial Services)	298	9,270
Canoo, Inc.* (Automobiles)	374	2,876
Cantaloupe, Inc.* (IT Services)	205	2,210
Capital Bancorp, Inc. (Banks)	27	650
Capital City Bank Group, Inc. (Banks)	47	1,163
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	457	5,251
Capstar Financial Holdings, Inc. (Banks)	72	1,529
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	336	2,248
Cara Therapeutics, Inc.* (Biotechnology)	156	2,410
Cardiff Oncology, Inc.* (Biotechnology)	134	892
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	138	4,531
Cardlytics, Inc.* (Media)	112	9,402
CareDx, Inc.* (Biotechnology)	178	11,280
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	340	6,909
Cargurus, Inc.* (Interactive Media & Services)	332	10,429
Caribou Biosciences, Inc.* (Biotechnology)	67	1,599
CarLotz, Inc.* (Specialty Retail)	252	960
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	172	2,685
Carpenter Technology Corp. (Metals & Mining)	168	5,500
Carriage Services, Inc. (Diversified Consumer Services)	58	2,586
Carrols Restaurant Group, Inc. (Hotels, Restaurants & Leisure)	118	432
Cars.com, Inc.* (Interactive Media & Services)	241	3,049
Carter Bankshares, Inc.* (Banks)	91	1,294
Casa Systems, Inc.* (Communications Equipment)	110	746
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	173	13,138
Casper Sleep, Inc.* (Household Durables)	102	436
Cass Information Systems, Inc. (IT Services)	50	2,093
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	135	8,381
Castle Biosciences, Inc.* (Biotechnology)	75	4,988
Castlight Health, Inc.* - Class B (Health Care Technology)	428	672
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	342	1,813
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	172	2,042
Cathay General Bancorp (Banks)	264	10,927
Cavco Industries, Inc.* (Household Durables)	32	7,576
CBIZ, Inc.* (Professional Services)	176	5,692
CBTX, Inc. (Banks)	65	1,715
CECO Environmental Corp.* (Commercial Services & Supplies)	109	767
Celcuity, Inc.* (Biotechnology)	34	612
Celldex Therapeutics, Inc.* (Biotechnology)	162	8,746
CEL-SCI Corp.* (Biotechnology)	126	1,385
Celsius Holdings, Inc.* (Beverages)	190	17,118
Centennial Resource Development, Inc.* - Class A (Oil, Gas & Consumable Fuels)	637	4,268
Centerspace (Equity Real Estate Investment Trusts)	49	4,631
Central Garden & Pet Co.* (Household Products)	35	1,680
Central Garden & Pet Co.* - Class A (Household Products)	142	6,106
Central Pacific Financial Corp. (Banks)	97	2,491
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	34	1,314
Century Aluminum Co.* (Metals & Mining)	181	2,434
Century Bancorp, Inc. - Class A (Banks)	10	1,152
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	96	1,293

:: ProFund VP Small-Cap :: September 30, 2021

Common Stocks, continued

	Shares	Value
Century Communities, Inc. (Household Durables)	106	$6,514
Century Therapeutics, Inc.* (Biotechnology)	42	1,057
Cerence, Inc.* (Software)	133	12,783
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	141	4,160
Cerus Corp.* (Health Care Equipment & Supplies)	592	3,605
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	79	3,371
ChampionX Corp.* (Energy Equipment & Services)	714	15,964
ChannelAdvisor Corp.* (Software)	103	2,599
Chart Industries, Inc.* (Machinery)	128	24,461
Chase Corp. (Chemicals)	26	2,656
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	168	2,058
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	111	3,615
ChemoCentryx, Inc.* (Biotechnology)	190	3,249
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	348	21,432
Chesapeake Utilities Corp. (Gas Utilities)	61	7,323
Chicken Soup For The Soul Entertainment, Inc.* (Entertainment)	25	572
Chico's FAS, Inc.* (Specialty Retail)	423	1,899
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	829	12,311
Chimerix, Inc.* (Biotechnology)	257	1,591
Chinook Therapeutics, Inc.* (Biotechnology)	116	1,480
ChromaDex Corp.* (Life Sciences Tools & Services)	165	1,035
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	70	2,207
Cimpress PLC* (Commercial Services & Supplies)	59	5,123
Cinemark Holdings, Inc.* (Entertainment)	380	7,299
CIRCOR International, Inc.* (Machinery)	65	2,146
CIT Group, Inc. (Banks)	349	18,130
Citi Trends, Inc.* (Specialty Retail)	31	2,262
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	399	810
Citizens & Northern Corp. (Banks)	55	1,389
Citizens, Inc.* (Insurance)	176	1,093
City Holding Co. (Banks)	53	4,129
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	150	2,679
Civista Bancshares, Inc. (Banks)	52	1,208
Clarus Corp. (Leisure Products)	85	2,179
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	546	4,450
Cleanspark, Inc.* (Software)	117	1,356
Clear Channel Outdoor Holdings, Inc.* (Media)	1,278	3,463
Clearfield, Inc.* (Communications Equipment)	40	1,766
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	67	1,189
Clearwater Paper Corp.* (Paper & Forest Products)	58	2,223
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	123	3,469
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	289	8,748
Clene, Inc.* (Biotechnology)	69	471
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	43	348
Cloudera, Inc.* (Software)	814	13,000
Clovis Oncology, Inc.* (Biotechnology)	397	1,771
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	103	12,693
CNB Financial Corp. (Banks)	57	1,387
CNO Financial Group, Inc. (Insurance)	449	10,569
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	761	9,604
Coastal Financial Corp.* (Banks)	33	1,051
Coca-Cola Consolidated, Inc. (Beverages)	17	6,701
Codex DNA, Inc.* (Life Sciences Tools & Services)	27	301
Codexis, Inc.* (Life Sciences Tools & Services)	212	4,931
Codiak Biosciences, Inc.* (Biotechnology)	56	914
Coeur Mining, Inc.* (Metals & Mining)	900	5,553
Cogent Biosciences, Inc.* (Biotechnology)	131	1,102
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	150	10,626
Cohen & Steers, Inc. (Capital Markets)	87	7,288
Coherus Biosciences, Inc.* (Biotechnology)	226	3,632
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	169	5,398
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	124	2,448
Columbia Banking System, Inc. (Banks)	276	10,485
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	138	2,553
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	403	7,665
Columbus McKinnon Corp. (Machinery)	98	4,738
Comfort Systems USA, Inc. (Construction & Engineering)	125	8,915
Commercial Metals Co. (Metals & Mining)	423	12,884
Commercial Vehicle Group, Inc.* (Machinery)	113	1,069
Community Bank System, Inc. (Banks)	188	12,863
Community Health Systems, Inc.* (Health Care Providers & Services)	437	5,113
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	83	3,751
Community Trust Bancorp, Inc. (Banks)	55	2,316
CommVault Systems, Inc.* (Software)	161	12,125
Compass Minerals International, Inc. (Metals & Mining)	120	7,728
Computer Programs & Systems, Inc.* (Health Care Technology)	50	1,773
CompX International, Inc. (Commercial Services & Supplies)	6	125
comScore, Inc.* (Media)	246	959
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	322	3,333
Comtech Telecommunications Corp. (Communications Equipment)	90	2,305
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	91	777
Conduent, Inc.* (IT Services)	589	3,882
CONMED Corp. (Health Care Equipment & Supplies)	102	13,345
ConnectOne Bancorp, Inc. (Banks)	131	3,931
Conn's, Inc.* (Specialty Retail)	63	1,438
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	120	3,122

September 30, 2021 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	256	$2,353
Constellium SE* (Metals & Mining)	432	8,113
Construction Partners, Inc.* - Class A (Construction & Engineering)	102	3,404
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	517	2,363
Convey Holding Parent, Inc.* (Health Care Technology)	47	395
Cooper-Standard Holding, Inc.* (Auto Components)	59	1,293
Corcept Therapeutics, Inc.* (Pharmaceuticals)	340	6,691
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	422	3,756
CorePoint Lodging, Inc.* (Equity Real Estate Investment Trusts)	138	2,139
CorMedix, Inc.* (Pharmaceuticals)	133	618
Cornerstone Building Brands, Inc.* (Building Products)	193	2,820
Cornerstone OnDemand, Inc.* (Software)	222	12,712
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	397	10,711
Corsair Gaming, Inc.*(a) (Technology Hardware, Storage & Peripherals)	96	2,489
Cortexyme, Inc.* (Biotechnology)	70	6,416
CorVel Corp.* (Health Care Providers & Services)	31	5,773
Costamare, Inc. (Marine)	186	2,881
Couchbase, Inc.* (Software)	34	1,058
Coursera, Inc.* (Diversified Consumer Services)	203	6,425
Covanta Holding Corp. (Commercial Services & Supplies)	421	8,471
Covenant Logistics Group, Inc.* - Class A (Road & Rail)	43	1,189
Covetrus, Inc.* (Health Care Providers & Services)	364	6,603
Cowen, Inc. - Class A (Capital Markets)	99	3,397
CRA International, Inc. (Professional Services)	25	2,484
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	83	11,607
Crawford & Co. - Class A (Insurance)	57	511
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	132	2,779
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	217	31,134
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	126	2,676
CrossFirst Bankshares, Inc.* (Banks)	164	2,132
CryoLife, Inc.* (Health Care Equipment & Supplies)	134	2,987
CryoPort, Inc.* (Health Care Equipment & Supplies)	143	9,511
CS Disco, Inc.* (Software)	45	2,157
CSG Systems International, Inc. (IT Services)	115	5,543
CSW Industrials, Inc. (Building Products)	52	6,640
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts)	21	1,129
CTS Corp. (Electronic Equipment, Instruments & Components)	112	3,462
Cue BioPharma, Inc.* (Biotechnology)	108	1,574
Cullinan Oncology, Inc.* (Biotechnology)	91	2,054
CuriosityStream, Inc.* (Entertainment)	92	970
Curis, Inc.* (Biotechnology)	305	2,388
Curo Group Holdings Corp. (Consumer Finance)	74	1,282
Cushman & Wakefield PLC* (Real Estate Management & Development)	488	9,082
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	163	1,521
Customers Bancorp, Inc. (Banks)	105	4,517
Cutera, Inc.* (Health Care Equipment & Supplies)	62	2,889
CVB Financial Corp. (Banks)	455	9,268
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	104	1,733
CVRx, Inc.* (Health Care Equipment & Supplies)	29	480
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	244	891
Cyteir Therapeutics, Inc.* (Pharmaceuticals)	29	509
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	56	1,199
Cytokinetics, Inc.* (Biotechnology)	279	9,971
CytomX Therapeutics, Inc.* (Biotechnology)	228	1,161
CytoSorbents Corp.* (Health Care Equipment & Supplies)	145	1,177
Daily Journal Corp.* (Media)	4	1,281
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	129	700
Dana, Inc. (Auto Components)	511	11,365
Danimer Scientific, Inc.* (Chemicals)	234	3,824
DarioHealth Corp.* (Health Care Equipment & Supplies)	47	642
Daseke, Inc.* (Road & Rail)	141	1,299
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	152	5,826
Day One Biopharmaceuticals, Inc.* (Biotechnology)	39	925
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	138	4,689
Del Taco Restaurants, Inc. (Hotels, Restaurants & Leisure)	105	917
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	231	4,151
Deluxe Corp. (Commercial Services & Supplies)	148	5,312
Denali Therapeutics, Inc.* (Biotechnology)	320	16,144
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	177	12,434
Denny's Corp.* (Hotels, Restaurants & Leisure)	220	3,595
DermTech, Inc.* (Biotechnology)	85	2,729
Design Therapeutics, Inc.* (Biotechnology)	49	720
Designer Brands, Inc.* (Specialty Retail)	211	2,939
Desktop Metal, Inc.* - Class A (Machinery)	530	3,800
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	499	3,258
Diamond Hill Investment Group, Inc. (Capital Markets)	11	1,932
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	736	6,955
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	245	4,939
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	253	2,558
Digi International, Inc.* (Communications Equipment)	119	2,501

:: ProFund VP Small-Cap :: September 30, 2021

Common Stocks, continued

	Shares	Value
Digimarc Corp.* (Software)	45	$1,550
Digital Media Solutions, Inc.* - Class A (Media)	11	80
Digital Turbine, Inc.* (Software)	319	21,931
DigitalBridge Group, Inc.* (Equity Real Estate Investment Trusts)	1,707	10,293
DigitalOcean Holdings, Inc.* (IT Services)	174	13,508
Dillard's, Inc. - Class A (Multiline Retail)	21	3,623
Dime Community Bancshares, Inc. (Banks)	122	3,985
Dine Brands Global, Inc.* (Hotels, Restaurants & Leisure)	57	4,629
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	153	13,860
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	835	2,831
DMC Global, Inc.* (Machinery)	65	2,399
Domo, Inc.* (Software)	97	8,191
Domtar Corp.* (Paper & Forest Products)	176	9,600
Donegal Group, Inc. - Class A (Insurance)	52	753
Donnelley Financial Solutions, Inc.* (Capital Markets)	104	3,600
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	110	1,365
Dorman Products, Inc.* (Auto Components)	94	8,899
Douglas Dynamics, Inc. (Machinery)	79	2,868
Dril-Quip, Inc.* (Energy Equipment & Services)	124	3,122
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	291	818
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	79	1,731
Duckhorn Portfolio, Inc. (The)* (Beverages)	71	1,625
Ducommun, Inc.* (Aerospace & Defense)	38	1,913
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	43	586
Durect Corp.* (Pharmaceuticals)	796	1,019
DXP Enterprises, Inc.* (Trading Companies & Distributors)	63	1,863
Dycom Industries, Inc.* (Construction & Engineering)	105	7,480
Dynavax Technologies Corp.* (Biotechnology)	379	7,281
Dyne Therapeutics, Inc.* (Biotechnology)	106	1,721
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	120	2,074
DZS, Inc.* (Communications Equipment)	59	723
E2open Parent Holdings, Inc.* (Software)	571	6,452
Eagle Bancorp, Inc. (Banks)	111	6,383
Eagle Bulk Shipping, Inc.* (Marine)	31	1,563
Eagle Pharmaceuticals, Inc.* (Biotechnology)	41	2,287
Eargo, Inc.* (Health Care Equipment & Supplies)	70	471
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	84	773
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	297	6,136
Eastern Bankshares, Inc. (Banks)	604	12,261
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	140	23,327
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	158	1,076
Ebix, Inc. (Software)	93	2,504
Echo Global Logistics, Inc.* (Air Freight & Logistics)	93	4,437
EchoStar Corp.* - Class A (Communications Equipment)	139	3,546
Ecovyst, Inc. (Chemicals)	181	2,110
Edgewell Personal Care Co. (Personal Products)	191	6,933
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	45	747
Editas Medicine, Inc.* (Biotechnology)	241	9,900
eGain Corp.* (Software)	72	734
eHealth, Inc.* (Insurance)	86	3,483
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	113	755
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	67	1,132
elf Beauty, Inc.* (Personal Products)	170	4,939
Eliem Therapeutics, Inc.* (Biotechnology)	25	450
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	164	3,000
EMCOR Group, Inc. (Construction & Engineering)	188	21,690
EMCORE Corp.* (Communications Equipment)	128	957
Emerald Holding, Inc.* (Media)	84	365
Emergent BioSolutions, Inc.* (Biotechnology)	172	8,612
Empire State Realty Trust, Inc. (Equity Real Estate Investment Trusts)	503	5,045
Employers Holdings, Inc. (Insurance)	100	3,949
Enanta Pharmaceuticals, Inc.* (Biotechnology)	68	3,863
Encore Capital Group, Inc.* (Consumer Finance)	106	5,223
Encore Wire Corp. (Electrical Equipment)	71	6,733
Endo International PLC* (Pharmaceuticals)	806	2,611
Energizer Holdings, Inc. (Household Products)	239	9,333
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	520	3,650
Energy Recovery, Inc.* (Machinery)	148	2,816
Enerpac Tool Group Corp. (Machinery)	213	4,415
EnerSys (Electrical Equipment)	151	11,241
Ennis, Inc. (Commercial Services & Supplies)	90	1,697
Enova International, Inc.* (Consumer Finance)	128	4,422
EnPro Industries, Inc. (Machinery)	73	6,360
Enstar Group, Ltd.* (Insurance)	44	10,328
Entercom Communications Corp.* (Media)	415	1,527
Enterprise Bancorp, Inc. (Banks)	33	1,186
Enterprise Financial Services Corp. (Banks)	125	5,660
Entravision Communications Corp. - Class A (Media)	212	1,505
Envestnet, Inc.* (Software)	191	15,326
Eos Energy Enterprises, Inc.* (Electrical Equipment)	151	2,119
Epizyme, Inc.* (Biotechnology)	316	1,618
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	47	4,823
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,439	14,591
Equity Bancshares, Inc. - Class A (Banks)	48	1,602
Equity Commonwealth* (Equity Real Estate Investment Trusts)	412	10,704
Erasca, Inc.* (Biotechnology)	73	1,549
Eros STX Global Corp.* (Entertainment)	1,117	1,027

September 30, 2021 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Escalade, Inc. (Leisure Products)	36	$681
ESCO Technologies, Inc. (Machinery)	90	6,930
Esperion Therapeutics, Inc.*(a) (Biotechnology)	92	1,109
Esports Technologies, Inc.* (Hotels, Restaurants & Leisure)	39	1,309
Essent Group, Ltd. (Thrifts & Mortgage Finance)	390	17,163
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	412	11,503
Ethan Allen Interiors, Inc. (Household Durables)	79	1,872
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	36	1,008
Evelo Biosciences, Inc.* (Biotechnology)	107	753
Eventbrite, Inc.* (Interactive Media & Services)	264	4,992
EverCommerce, Inc.* (Software)	58	956
Everi Holdings, Inc.* (IT Services)	301	7,278
EverQuote, Inc.* - Class A (Interactive Media & Services)	67	1,248
EVERTEC, Inc. (IT Services)	213	9,738
EVI Industries, Inc.* (Trading Companies & Distributors)	20	544
Evo Payments, Inc.* (IT Services)	167	3,955
Evolent Health, Inc.* (Health Care Technology)	273	8,463
Evolus, Inc.* (Pharmaceuticals)	115	876
Evoqua Water Technologies Corp.* (Machinery)	407	15,287
Exagen, Inc.* (Health Care Providers & Services)	36	490
ExlService Holdings, Inc.* (IT Services)	116	14,282
eXp World Holdings, Inc. (Real Estate Management & Development)	221	8,789
Exponent, Inc. (Professional Services)	183	20,705
Extraction Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	55	3,105
Extreme Networks, Inc.* (Communications Equipment)	434	4,275
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	74	771
EZCORP, Inc.* - Class A (Consumer Finance)	173	1,310
F45 Training Holdings, Inc.* (Hotels, Restaurants & Leisure)	72	1,077
Fabrinet* (Electronic Equipment, Instruments & Components)	130	13,326
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	138	649
Farmers National Bancorp (Banks)	92	1,445
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	101	1,211
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	64	4,212
Fate Therapeutics, Inc.* (Biotechnology)	285	16,892
Fathom Holdings, Inc.* (Real Estate Management & Development)	18	481
FB Financial Corp. (Banks)	117	5,017
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	32	3,473
Federal Signal Corp. (Machinery)	212	8,187
Federated Hermes, Inc. - Class B (Capital Markets)	333	10,823
Ferro Corp.* (Chemicals)	289	5,878
FibroGen, Inc.* (Biotechnology)	303	3,097
Fidelity D&D Bancorp, Inc. (Banks)	14	706
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	62	680
Finance Of America Cos., Inc.* - Class A (Thrifts & Mortgage Finance)	123	609
Financial Institutions, Inc. (Banks)	55	1,686
Finch Therapeutics Group, Inc.* (Biotechnology)	27	351
First Advantage Corp.* (Professional Services)	104	1,981
First Bancorp (Banks)	723	9,507
First Bancorp (Banks)	99	4,258
First Bancshares, Inc. (Banks)	71	2,753
First Bank/Hamilton NJ (Banks)	55	775
First Busey Corp. (Banks)	179	4,409
First Commonwealth Financial Corp. (Banks)	336	4,580
First Community Bancshares, Inc. (Banks)	60	1,903
First Financial Bancorp (Banks)	333	7,796
First Financial Bankshares, Inc. (Banks)	457	20,998
First Financial Corp. (Banks)	41	1,724
First Foundation, Inc. (Banks)	140	3,682
First Internet Bancorp (Banks)	33	1,029
First Interstate BancSystem - Class A (Banks)	144	5,797
First Merchants Corp. (Banks)	190	7,950
First Mid Bancshares, Inc. (Banks)	59	2,423
First Midwest Bancorp, Inc. (Banks)	401	7,623
First of Long Island Corp. (Banks)	81	1,669
FirstCash, Inc. (Consumer Finance)	140	12,251
Fisker, Inc.*(a) (Automobiles)	574	8,410
Five Star Bancorp (Banks)	19	455
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	183	9,293
Flexion Therapeutics, Inc.* (Biotechnology)	169	1,031
Flexsteel Industries, Inc. (Household Durables)	23	710
Fluent, Inc.* (Media)	152	345
Fluidigm Corp.* (Life Sciences Tools & Services)	268	1,766
Fluor Corp.* (Construction & Engineering)	500	7,985
Flushing Financial Corp. (Banks)	104	2,350
Flywire Corp.* (IT Services)	43	1,885
Focus Financial Partners, Inc.* (Capital Markets)	210	10,998
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	69	961
Forestar Group, Inc.* (Real Estate Management & Development)	60	1,118
Forian, Inc.* (Health Care Technology)	66	681
Forma Therapeutics Holdings, Inc.* (Biotechnology)	119	2,760
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	274	10,228
Forrester Research, Inc.* (Professional Services)	40	1,970
Forte Biosciences, Inc.* (Biotechnology)	40	118
Forterra, Inc.* (Construction Materials)	102	2,403
Fortress Biotech, Inc.* (Biotechnology)	252	811
Forward Air Corp. (Air Freight & Logistics)	96	7,970
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	168	1,991
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	268	7,198
Fox Factory Holding Corp.* (Auto Components)	149	21,535

:: ProFund VP Small-Cap :: September 30, 2021

Common Stocks, continued

	Shares	Value
Franchise Group, Inc. (Diversified Consumer Services)	100	$3,541
Franklin Covey Co.* (Professional Services)	44	1,795
Franklin Electric Co., Inc. (Machinery)	163	13,016
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	363	1,684
Frank's International N.V.* (Energy Equipment & Services)	584	1,717
Frequency Therapeutics, Inc.* (Biotechnology)	113	798
Fresh Del Monte Produce, Inc. (Food Products)	118	3,802
Frontier Group Holdings, Inc.* (Airlines)	122	1,926
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	420	3,935
FRP Holdings, Inc.* (Real Estate Management & Development)	24	1,342
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	25	865
FTC Solar, Inc.* (Electrical Equipment)	67	522
FTS International, Inc.* - Class A (Energy Equipment & Services)	31	763
fuboTV, Inc.*(a) (Software)	463	11,093
FuelCell Energy, Inc.* (Electrical Equipment)	1,144	7,653
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	94	2,652
Fulgent Genetics, Inc.* (Health Care Providers & Services)	73	6,566
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	115	1,220
Fulton Financial Corp. (Banks)	559	8,542
Funko, Inc.* (Distributors)	93	1,694
FutureFuel Corp. (Chemicals)	91	649
G1 Therapeutics, Inc.* (Biotechnology)	138	1,852
GAMCO Investors, Inc. - Class A (Capital Markets)	18	475
GAN, Ltd.* (Hotels, Restaurants & Leisure)	141	2,097
Gannett Co., Inc.* (Media)	495	3,307
Gatos Silver, Inc.* (Metals & Mining)	163	1,896
GATX Corp. (Trading Companies & Distributors)	124	11,105
GCM Grosvenor, Inc. - Class A (Capital Markets)	151	1,740
GCP Applied Technologies, Inc.* (Chemicals)	173	3,792
Gemini Therapeutics, Inc.* (Biotechnology)	77	311
Genco Shipping & Trading, Ltd. (Marine)	113	2,275
Generation Bio Co.* (Biotechnology)	154	3,861
Genesco, Inc.* (Specialty Retail)	52	3,002
Genius Brands International, Inc.* (Leisure Products)	993	1,350
Gentherm, Inc.* (Auto Components)	117	9,469
Genworth Financial, Inc.* (Insurance)	1,784	6,690
German American Bancorp, Inc. (Banks)	87	3,361
Geron Corp.* (Biotechnology)	1,061	1,454
Getty Realty Corp. (Equity Real Estate Investment Trusts)	140	4,103
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	687	4,562
Gibraltar Industries, Inc.* (Building Products)	115	8,010
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	155	4,387
Glacier Bancorp, Inc. (Banks)	388	21,475
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	128	2,692
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	101	2,300
Glatfelter Corp. (Paper & Forest Products)	154	2,171
Glaukos Corp.* (Health Care Equipment & Supplies)	158	7,611
Global Blood Therapeutics, Inc.* (Biotechnology)	211	5,376
Global Industrial Co. (Trading Companies & Distributors)	45	1,705
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	211	3,102
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	355	5,687
Global Water Resources, Inc. (Water Utilities)	44	824
Globalstar, Inc.* (Diversified Telecommunication Services)	2,136	3,567
GMS, Inc.* (Trading Companies & Distributors)	150	6,570
Gogo, Inc.* (Wireless Telecommunication Services)	208	3,598
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	362	4,695
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	60	2,945
Golden Nugget Online Gaming, Inc.* (Hotels, Restaurants & Leisure)	140	2,432
Goosehead Insurance, Inc. (Insurance)	62	9,442
GoPro, Inc.* - Class A (Household Durables)	444	4,156
Gorman-Rupp Co. (Machinery)	80	2,865
Gossamer Bio, Inc.* (Biotechnology)	219	2,753
GP Strategies Corp.* (Professional Services)	44	911
GrafTech International, Ltd. (Electrical Equipment)	716	7,389
Graham Holdings Co. - Class B (Diversified Consumer Services)	14	8,249
Granite Construction, Inc. (Construction & Engineering)	161	6,368
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	193	2,542
Graphite Bio, Inc.* (Biotechnology)	57	934
Gray Television, Inc. (Media)	301	6,869
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	76	1,025
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	228	3,441
Great Southern Bancorp, Inc. (Banks)	37	2,028
Great Western Bancorp, Inc. (Banks)	195	6,384
Green Brick Partners, Inc.* (Household Durables)	108	2,216
Green Dot Corp.* - Class A (Consumer Finance)	188	9,462
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	168	5,485
GreenBox POS* (IT Services)	64	531
Greenhill & Co., Inc. (Capital Markets)	51	746
Greenlane Holdings, Inc.* - Class A (Distributors)	57	135
Greenlight Capital Re, Ltd.* - Class A (Insurance)	92	680
GreenSky, Inc.* - Class A (IT Services)	252	2,817
Greenwich Lifesciences, Inc.* (Biotechnology)	14	547

September 30, 2021 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Greif, Inc. - Class A (Containers & Packaging)	91	$5,879
Greif, Inc. - Class B (Containers & Packaging)	21	1,361
Grid Dynamics Holdings, Inc.* (IT Services)	148	4,325
Griffon Corp. (Building Products)	164	4,034
Gritstone bio, Inc.* (Biotechnology)	142	1,534
Group 1 Automotive, Inc. (Specialty Retail)	62	11,649
Groupon, Inc.* (Internet & Direct Marketing Retail)	83	1,893
GrowGeneration Corp.* (Specialty Retail)	190	4,687
GT Biopharma, Inc.* (Biotechnology)	62	418
GTY Technology Holdings, Inc.* (Software)	113	850
Guaranty Bancshares, Inc. (Banks)	28	1,004
Guess?, Inc. (Specialty Retail)	142	2,983
H&E Equipment Services, Inc. (Trading Companies & Distributors)	113	3,922
H.B. Fuller Co. (Chemicals)	183	11,814
Haemonetics Corp.* (Health Care Equipment & Supplies)	177	12,494
Hall of Fame Resort & Entertainment Co.* (Hotels, Restaurants & Leisure)	194	514
Halozyme Therapeutics, Inc.* (Biotechnology)	496	20,177
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	26	407
Hamilton Lane, Inc. (Capital Markets)	120	10,178
Hancock Whitney Corp. (Banks)	304	14,324
Hanger, Inc.* (Health Care Providers & Services)	132	2,899
Hanmi Financial Corp. (Banks)	107	2,146
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts)	270	14,441
HarborOne Bancorp, Inc. (Banks)	174	2,443
Harmonic, Inc.* (Communications Equipment)	314	2,748
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	79	3,028
Harpoon Therapeutics, Inc.* (Biotechnology)	66	521
Harsco Corp.* (Machinery)	275	4,661
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	138	963
Haverty Furniture Cos., Inc. (Specialty Retail)	59	1,989
Hawaiian Holdings, Inc.* (Airlines)	178	3,855
Hawkins, Inc. (Chemicals)	68	2,372
Haynes International, Inc. (Metals & Mining)	44	1,639
HBT Financial, Inc. (Banks)	34	529
HCI Group, Inc. (Insurance)	20	2,215
Health Catalyst, Inc.* (Health Care Technology)	176	8,802
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	512	15,247
Healthcare Services Group, Inc. (Commercial Services & Supplies)	264	6,597
HealthEquity, Inc.* (Health Care Providers & Services)	288	18,651
HealthStream, Inc.* (Health Care Technology)	89	2,544
Heartland Express, Inc. (Road & Rail)	168	2,691
Heartland Financial USA, Inc. (Banks)	142	6,827
Hecla Mining Co. (Metals & Mining)	1,870	10,285
Heidrick & Struggles International, Inc. (Professional Services)	68	3,035
Helen of Troy, Ltd.* (Household Durables)	85	19,098
Helios Technologies, Inc. (Machinery)	114	9,361
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	504	1,956
Helmerich & Payne, Inc. (Energy Equipment & Services)	370	10,142
Hemisphere Media Group, Inc.* (Media)	57	694
Herc Holdings, Inc.* (Trading Companies & Distributors)	88	14,385
Heritage Commerce Corp. (Banks)	206	2,396
Heritage Financial Corp. (Banks)	125	3,188
Heritage Insurance Holdings, Inc. (Insurance)	91	620
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	55	1,594
Herman Miller, Inc. (Commercial Services & Supplies)	262	9,867
Heron Therapeutics, Inc.* (Biotechnology)	325	3,474
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	114	1,064
Heska Corp.* (Health Care Equipment & Supplies)	34	8,790
HF Foods Group, Inc.* (Food & Staples Retailing)	127	768
Hibbett, Inc. (Specialty Retail)	56	3,961
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	18	162
Hillenbrand, Inc. (Machinery)	257	10,961
Hilltop Holdings, Inc. (Banks)	224	7,318
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	301	14,319
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	5	1,684
HireQuest, Inc. (Professional Services)	18	348
HNI Corp. (Commercial Services & Supplies)	153	5,618
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	27	1,044
Home BancShares, Inc. (Banks)	537	12,636
Home Point Capital, Inc. (Thrifts & Mortgage Finance)	26	107
HomeStreet, Inc. (Thrifts & Mortgage Finance)	71	2,922
HomeTrust Bancshares, Inc. (Banks)	53	1,483
Homology Medicines, Inc.* (Biotechnology)	148	1,165
Honest Co., Inc. (The)* (Personal Products)	87	903
Hooker Furnishings Corp. (Household Durables)	41	1,107
Hookipa Pharma, Inc.* (Biotechnology)	68	401
Hope Bancorp, Inc. (Banks)	418	6,036
Horace Mann Educators Corp. (Insurance)	147	5,849
Horizon Bancorp, Inc. (Banks)	151	2,744
Hostess Brands, Inc.* (Food Products)	461	8,008
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	447	6,003
Houlihan Lokey, Inc. (Capital Markets)	180	16,577
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	18	1,735
Howard Bancorp, Inc.* (Banks)	46	933
Hub Group, Inc.* - Class A (Air Freight & Logistics)	116	7,975
Humanigen, Inc.* (Biotechnology)	160	949
Huron Consulting Group, Inc.* (Professional Services)	79	4,108

:: ProFund VP Small-Cap :: September 30, 2021

Common Stocks, continued

	Shares	Value
Hydrofarm Holdings Group, Inc.* (Machinery)	137	$5,185
Hyliion Holdings Corp.* (Machinery)	412	3,461
HyreCar, Inc.* (Diversified Consumer Services)	62	527
Hyster-Yale Materials Handling, Inc. (Machinery)	35	1,759
I3 Verticals, Inc.* - Class A (IT Services)	75	1,816
IBEX, Ltd.* (Commercial Services & Supplies)	20	340
iBio, Inc.* (Biotechnology)	760	806
iCAD, Inc.* (Health Care Technology)	77	828
ICF International, Inc. (Professional Services)	65	5,804
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	98	4,027
Icosavax, Inc.* (Biotechnology)	47	1,391
Ideanomics, Inc.*(a) (Software)	1,460	2,876
Ideaya Biosciences, Inc.* (Biotechnology)	115	2,931
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	75	1,413
IDT Corp.* - Class B (Diversified Telecommunication Services)	70	2,937
IES Holdings, Inc.* (Construction & Engineering)	30	1,371
IGM Biosciences, Inc.* (Biotechnology)	28	1,841
iHeartMedia, Inc.* - Class A (Media)	394	9,859
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	368	21,843
Ikena Oncology, Inc.* (Biotechnology)	37	467
Imago Biosciences, Inc.* (Biotechnology)	34	681
IMAX Corp.* (Entertainment)	175	3,322
Immuneering Corp.* - Class A (Biotechnology)	29	770
Immunic, Inc.* (Biotechnology)	66	584
ImmunityBio, Inc.* (Biotechnology)	240	2,338
ImmunoGen, Inc.* (Biotechnology)	696	3,946
Immunovant, Inc.* (Biotechnology)	141	1,225
Impel Neuropharma, Inc.* (Biotechnology)	19	231
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	66	3,771
Inari Medical, Inc.* (Health Care Equipment & Supplies)	120	9,732
Independence Holding Co. (Insurance)	15	744
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	370	7,530
Independent Bank Corp. (Banks)	73	1,568
Independent Bank Corp. (Banks)	116	8,833
Independent Bank Group, Inc. (Banks)	132	9,377
Indus Realty Trust, Inc. (Real Estate Management & Development)	15	1,052
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	229	5,819
Infinera Corp.* (Communications Equipment)	637	5,300
Infinity Pharmaceuticals, Inc.* (Biotechnology)	308	1,053
Infrastructure and Energy Alternatives, Inc.* (Construction & Engineering)	97	1,109
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	64	834
Ingevity Corp.* (Chemicals)	140	9,992
Ingles Markets, Inc. (Food & Staples Retailing)	49	3,235
Inhibrx, Inc.* (Biotechnology)	98	3,264
Innospec, Inc. (Chemicals)	86	7,243
Innovage Holding Corp.* (Health Care Providers & Services)	64	423
INNOVATE Corp.* (Construction & Engineering)	167	685
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	83	19,187
Innoviva, Inc.* (Pharmaceuticals)	153	2,557
Inogen, Inc.* (Health Care Equipment & Supplies)	69	2,973
Inotiv, Inc.* (Life Sciences Tools & Services)	46	1,345
Inovalon Holdings, Inc.* - Class A (Health Care Technology)	266	10,717
Inovio Pharmaceuticals, Inc.* (Biotechnology)	727	5,205
Inozyme Pharma, Inc.* (Biotechnology)	51	591
Inseego Corp.* (Communications Equipment)	293	1,951
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	121	10,900
Insmed, Inc.* (Biotechnology)	404	11,126
Insperity, Inc. (Professional Services)	128	14,175
Inspire Medical Systems, Inc.* (Health Care Technology)	95	22,124
Installed Building Products, Inc. (Household Durables)	83	8,893
Insteel Industries, Inc. (Building Products)	66	2,511
Instil Bio, Inc.* (Biotechnology)	63	1,126
Instructure Holdings, Inc.* (Software)	42	949
Intapp, Inc.* (Software)	35	902
Integer Holdings Corp.* (Health Care Equipment & Supplies)	116	10,363
Integral Ad Science Holding Corp.* (Technology Hardware, Storage & Peripherals)	60	1,238
Intellia Therapeutics, Inc.* (Biotechnology)	242	32,463
Intelligent Systems Corp.* (Software)	26	1,056
Inter Parfums, Inc. (Personal Products)	63	4,711
Intercept Pharmaceuticals, Inc.* (Biotechnology)	99	1,470
InterDigital, Inc. (Communications Equipment)	109	7,392
Interface, Inc. (Commercial Services & Supplies)	204	3,091
International Bancshares Corp. (Banks)	189	7,870
International Game Technology PLC* (Hotels, Restaurants & Leisure)	352	9,265
International Money Express, Inc.* (IT Services)	113	1,887
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	162	2,952
Intersect ENT, Inc.* (Pharmaceuticals)	117	3,182
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	249	9,283
Intrepid Potash, Inc.* (Chemicals)	35	1,082
Invacare Corp.* (Health Care Equipment & Supplies)	118	562
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,026	3,232
Investors Bancorp, Inc. (Banks)	805	12,164
Investors Title Co. (Insurance)	5	913
Invitae Corp.* (Biotechnology)	705	20,043
iRadimed Corp.* (Health Care Equipment & Supplies)	22	739
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	104	6,090

September 30, 2021 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Iridium Communications, Inc.* (Diversified Telecommunication Services)	416	$16,577
iRobot Corp.* (Household Durables)	98	7,693
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	511	6,674
iStar, Inc. (Equity Real Estate Investment Trusts)	244	6,120
iTeos Therapeutics, Inc.* (Biotechnology)	71	1,917
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	149	787
Itron, Inc.* (Electronic Equipment, Instruments & Components)	159	12,025
IVERIC bio, Inc.* (Biotechnology)	367	5,960
J & J Snack Foods Corp. (Food Products)	52	7,947
j2 Global, Inc.* (Software)	153	20,903
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	77	7,494
James River Group Holdings, Ltd. (Insurance)	129	4,867
Janux Therapeutics, Inc.* (Biotechnology)	47	1,017
JELD-WEN Holding, Inc.* (Building Products)	296	7,409
JFrog, Ltd.* (Software)	186	6,231
JOANN, Inc. (Specialty Retail)	42	468
John B Sanfilippo & Son, Inc. (Food Products)	31	2,533
John Bean Technologies Corp. (Machinery)	110	15,461
John Wiley & Sons, Inc. - Class A (Media)	152	7,936
Johnson Outdoors, Inc. - Class A (Leisure Products)	18	1,904
Jounce Therapeutics, Inc.* (Biotechnology)	116	862
Kadant, Inc. (Machinery)	41	8,368
Kadmon Holdings, Inc.* (Biotechnology)	610	5,313
Kaiser Aluminum Corp. (Metals & Mining)	56	6,102
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	170	445
Kaleido Biosciences, Inc.* (Pharmaceuticals)	68	371
Kaltura, Inc.* (Software)	61	628
KalVista Pharmaceuticals, Inc.* (Biotechnology)	70	1,222
Kaman Corp. - Class A (Trading Companies & Distributors)	97	3,460
KAR Auction Services, Inc.* (Commercial Services & Supplies)	418	6,851
Karat Packaging, Inc.* (Trading Companies & Distributors)	16	336
Karuna Therapeutics, Inc.* (Biotechnology)	78	9,542
Karyopharm Therapeutics, Inc.* (Biotechnology)	253	1,472
KB Home (Household Durables)	294	11,442
KBR, Inc. (IT Services)	497	19,583
Kearny Financial Corp. (Thrifts & Mortgage Finance)	257	3,195
Kelly Services, Inc. - Class A (Professional Services)	124	2,341
KemPharm, Inc.* (Pharmaceuticals)	101	942
Kennametal, Inc. (Machinery)	294	10,064
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	422	8,828
Keros Therapeutics, Inc.* (Biotechnology)	55	2,176
Kezar Life Sciences, Inc.* (Biotechnology)	120	1,037
Kforce, Inc. (Professional Services)	71	4,234
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	85	2,190
Kimball International, Inc. - Class B (Commercial Services & Supplies)	127	1,422
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	103	1,173
Kinnate Biopharma, Inc.* (Biotechnology)	91	2,095
Kinsale Capital Group, Inc. (Insurance)	76	12,289
Kirkland's, Inc.*(a) (Specialty Retail)	49	941
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	293	5,965
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	114	2,405
Knowles Corp.* (Electronic Equipment, Instruments & Components)	313	5,866
Kodiak Sciences, Inc.* (Biotechnology)	118	11,326
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	182	9,091
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	273	1,400
Koppers Holdings, Inc.* (Chemicals)	73	2,282
Korn Ferry (Professional Services)	194	14,038
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,425	4,218
Kraton Corp.* (Chemicals)	111	5,066
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	432	9,638
Krispy Kreme, Inc.* (Hotels, Restaurants & Leisure)	77	1,078
Kronos Bio, Inc.* (Chemicals)	137	2,872
Kronos Worldwide, Inc. (Chemicals)	78	968
Krystal Biotech, Inc.* (Biotechnology)	63	3,289
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	215	12,530
Kura Oncology, Inc.* (Biotechnology)	224	4,196
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	14	612
KVH Industries, Inc.* (Communications Equipment)	53	510
Kymera Therapeutics, Inc.* (Biotechnology)	121	7,108
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	400	4,420
Laird Superfood, Inc.* (Food Products)	22	420
Lakeland Bancorp, Inc. (Banks)	172	3,032
Lakeland Financial Corp. (Banks)	86	6,127
Lancaster Colony Corp. (Food Products)	67	11,311
Landec Corp.* (Food Products)	92	848
Landos Biopharma, Inc.* (Pharmaceuticals)	16	234
Lands' End, Inc.* (Internet & Direct Marketing Retail)	50	1,177
Landsea Homes Corp.* (Household Durables)	38	329
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	237	6,086
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	44	3,567
Latham Group, Inc.* (Leisure Products)	82	1,345
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	477	30,837
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	349	5,930
Lawson Products, Inc.* (Trading Companies & Distributors)	17	850
La-Z-Boy, Inc. (Household Durables)	158	5,092
Lazydays Holdings, Inc.* (Specialty Retail)	26	555
LCI Industries (Auto Components)	87	11,713

:: ProFund VP Small-Cap :: September 30, 2021

Common Stocks, continued

	Shares	Value
Legacy Housing Corp.* (Household Durables)	28	$503
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	66	3,504
LendingClub Corp.* (Consumer Finance)	344	9,715
LendingTree, Inc.* (Thrifts & Mortgage Finance)	41	5,733
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	239	1,150
Lexington Realty Trust (Equity Real Estate Investment Trusts)	965	12,304
LGI Homes, Inc.* (Household Durables)	77	10,927
LHC Group, Inc.* (Health Care Providers & Services)	107	16,789
Liberty Latin America, Ltd.* - Class A (Media)	147	1,923
Liberty Latin America, Ltd.* - Class C (Media)	544	7,137
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	35	942
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	129	3,408
Liberty Oilfield Services, Inc.* (Energy Equipment & Services)	320	3,882
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	256	791
LifeStance Health Group, Inc.* (Health Care Providers & Services)	163	2,364
Lifetime Brands, Inc. (Household Durables)	45	819
Ligand Pharmaceuticals, Inc.* (Biotechnology)	53	7,384
Limelight Networks, Inc.* (IT Services)	440	1,047
Limoneira Co. (Food Products)	55	889
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	108	1,576
Lindsay Corp. (Machinery)	38	5,768
Lineage Cell Therapeutics, Inc.* (Biotechnology)	441	1,111
Lions Gate Entertainment Corp.* - Class A (Entertainment)	205	2,909
Lions Gate Entertainment Corp.* - Class B (Entertainment)	415	5,395
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	93	2,010
LivaNova PLC* (Health Care Equipment & Supplies)	188	14,888
Live Oak Bancshares, Inc. (Banks)	111	7,063
Livent Corp.* (Chemicals)	570	13,173
LivePerson, Inc.* (Software)	228	13,441
LiveRamp Holdings, Inc.* (IT Services)	232	10,957
LiveXLive Media, Inc.* (Entertainment)	205	613
Loral Space & Communications, Inc. (Media)	45	1,935
Lordstown Motors Corp.* - Class A (Automobiles)	338	2,697
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	137	4,342
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	101	1,887
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	109	1,036
Luther Burbank Corp. (Thrifts & Mortgage Finance)	55	738
Luxfer Holdings PLC (Machinery)	97	1,904
Lyell Immunopharma, Inc.* (Biotechnology)	83	1,228
M.D.C Holdings, Inc. (Household Durables)	201	9,391
M/I Homes, Inc.* (Household Durables)	101	5,838
Macatawa Bank Corp. (Banks)	92	739
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	309	5,290
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	171	11,093
MacroGenics, Inc.* (Biotechnology)	211	4,418
Macy's, Inc. (Multiline Retail)	1,105	24,972
Madison Square Garden Entertainment Corp.* (Entertainment)	92	6,686
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	40	3,192
Magellan Health, Inc.* (Health Care Providers & Services)	84	7,942
Magenta Therapeutics, Inc.* (Biotechnology)	105	764
Magnite, Inc.* (Internet & Direct Marketing Retail)	457	12,796
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	490	8,717
Maiden Holdings, Ltd.* (Insurance)	245	774
Malibu Boats, Inc.* (Leisure Products)	73	5,109
MannKind Corp.* (Biotechnology)	869	3,780
ManTech International Corp. - Class A (IT Services)	96	7,288
Marathon Digital Holdings, Inc.* (IT Services)	336	10,611
Marcus & Millichap, Inc.* (Real Estate Management & Development)	84	3,412
Marine Products Corp. (Leisure Products)	29	363
MarineMax, Inc.* (Specialty Retail)	74	3,590
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	130	1,479
Marlin Business Services Corp. (Diversified Financial Services)	29	645
Marrone Bio Innovations, Inc.* (Chemicals)	352	317
Marten Transport, Ltd. (Road & Rail)	209	3,279
Masonite International Corp.* (Building Products)	85	9,021
MasterCraft Boat Holdings, Inc.* (Leisure Products)	66	1,655
Matador Resources Co. (Oil, Gas & Consumable Fuels)	390	14,836
Materion Corp. (Metals & Mining)	72	4,942
Matrix Service Co.* (Energy Equipment & Services)	92	962
Matson, Inc. (Marine)	151	12,187
Matthews International Corp. - Class A (Commercial Services & Supplies)	109	3,781
MAX Holdings, Inc. (Real Estate Management & Development)	65	2,025
Maxar Technologies, Inc. (Aerospace & Defense)	252	7,137
MaxCyte, Inc.* (Biotechnology)	55	672
MAXIMUS, Inc. (IT Services)	216	17,971
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	250	12,313
Mayville Engineering Co., Inc.* (Metals & Mining)	32	602
MBIA, Inc.* (Insurance)	169	2,172
McGrath RentCorp (Commercial Services & Supplies)	85	6,116
MedAvail Holdings, Inc.* (Food & Staples Retailing)	42	123
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	75	1,401
Medifast, Inc. (Personal Products)	41	7,898

September 30, 2021 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
MEDNAX, Inc.* (Health Care Providers & Services)	268	$7,619
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	102	19,306
MEI Pharma, Inc.* (Biotechnology)	381	1,052
MeiraGTx Holdings PLC* (Biotechnology)	105	1,384
Mercantile Bank Corp. (Banks)	55	1,762
Merchants Bancorp (Thrifts & Mortgage Finance)	35	1,381
Meredith Corp.* (Media)	140	7,798
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	164	3,405
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	150	2,886
MeridianLink, Inc.* (Software)	45	1,006
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	181	12,996
Meritage Homes Corp.* (Household Durables)	132	12,804
Meritor, Inc.* (Machinery)	239	5,093
Mersana Therapeutics, Inc.* (Biotechnology)	252	2,376
Mesa Air Group, Inc.* (Airlines)	121	927
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	17	5,140
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	111	5,825
Meta Materials, Inc.*(a) (Oil, Gas & Consumable Fuels)	771	4,456
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	134	5,635
Metrocity Bankshares, Inc. (Banks)	67	1,405
MetroMile, Inc.* (Insurance)	136	483
Metropolitan Bank Holding Corp.* (Banks)	27	2,276
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	1,557	7,115
MGE Energy, Inc. (Electric Utilities)	128	9,408
MGP Ingredients, Inc. (Beverages)	50	3,255
MicroStrategy, Inc.* (Software)	28	16,195
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	578	6,387
Mid Penn Bancorp, Inc. (Banks)	35	964
Middlesex Water Co. (Water Utilities)	61	6,270
Midland States Bancorp, Inc. (Banks)	76	1,879
MidwestOne Financial Group, Inc. (Banks)	51	1,538
Miller Industries, Inc. (Machinery)	39	1,328
Mimecast, Ltd.* (Software)	214	13,610
MiMedx Group, Inc.* (Biotechnology)	391	2,369
Mind Medicine MindMed, Inc.*(a) (Pharmaceuticals)	1,224	2,852
Minerals Technologies, Inc. (Chemicals)	118	8,241
Mirum Pharmaceuticals, Inc.* (Biotechnology)	13	259
Misonix, Inc.* (Health Care Equipment & Supplies)	43	1,088
Mission Produce, Inc.* (Food Products)	130	2,389
Mistras Group, Inc.* (Professional Services)	70	711
Mitek System, Inc.* (Software)	151	2,794
Model N, Inc.* (Software)	125	4,188
Modine Manufacturing Co.* (Auto Components)	176	1,994
ModivCare, Inc.* (Health Care Providers & Services)	44	7,991
Moelis & Co. (Capital Markets)	215	13,301
Molecular Templates, Inc.* (Biotechnology)	130	872
Momentive Global, Inc.* (Software)	457	8,957
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	46	3,082
MoneyGram International, Inc.* (IT Services)	315	2,526
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	335	6,248
Monro, Inc. (Specialty Retail)	117	6,729
Monte Rosa Therapeutics, Inc.* (Biotechnology)	41	913
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	81	5,001
Moog, Inc. - Class A (Aerospace & Defense)	102	7,775
Morphic Holding, Inc.* (Biotechnology)	73	4,135
Motorcar Parts of America, Inc.* (Auto Components)	66	1,287
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	56	1,763
MP Materials Corp.* (Metals & Mining)	257	8,283
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	250	10,293
MRC Global, Inc.* (Trading Companies & Distributors)	283	2,077
Mueller Industries, Inc. (Machinery)	198	8,138
Mueller Water Products, Inc. - Class A (Machinery)	554	8,432
Multiplan Corp.* (Health Care Technology)	799	4,498
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	516	12,885
Murphy USA, Inc. (Specialty Retail)	85	14,216
Mustang Bio, Inc.* (Biotechnology)	245	659
MVB Financial Corp. (Banks)	35	1,499
Myers Industries, Inc. (Containers & Packaging)	127	2,485
MYR Group, Inc.* (Construction & Engineering)	58	5,771
Myriad Genetics, Inc.* (Biotechnology)	273	8,815
Nabors Industries, Ltd.* (Energy Equipment & Services)	25	2,412
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	160	7,682
Nanthealth, Inc.* (Health Care Technology)	95	153
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	51	2,197
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	10	612
National Bank Holdings Corp. (Banks)	104	4,210
National Beverage Corp. (Beverages)	83	4,357
National CineMedia, Inc. (Media)	211	751
National Energy Services Reunited Corp.* (Energy Equipment & Services)	134	1,678
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	154	8,239
National Healthcare Corp. (Health Care Providers & Services)	44	3,079
National Presto Industries, Inc. (Aerospace & Defense)	18	1,477
National Research Corp. (Health Care Providers & Services)	49	2,066
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	286	15,098

:: ProFund VP Small-Cap :: September 30, 2021

Common Stocks, continued

	Shares	Value
National Vision Holdings, Inc.* (Specialty Retail)	287	$16,292
National Western Life Group, Inc. - Class A (Insurance)	9	1,895
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	32	359
Nature's Sunshine Products, Inc. (Personal Products)	42	615
Natus Medical, Inc.* (Health Care Equipment & Supplies)	119	2,985
Nautilus, Inc.* (Leisure Products)	106	987
Navient Corp. (Consumer Finance)	580	11,443
NBT Bancorp, Inc. (Banks)	148	5,346
Neenah, Inc. (Paper & Forest Products)	59	2,750
Nelnet, Inc. - Class A (Consumer Finance)	60	4,754
NEOGAMES SA* (Hotels, Restaurants & Leisure)	20	734
Neogen Corp.* (Health Care Equipment & Supplies)	379	16,459
NeoGenomics, Inc.* (Life Sciences Tools & Services)	399	19,248
Neoleukin Therapeutics, Inc.* (Biotechnology)	124	897
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	180	1,568
NETGEAR, Inc.* (Communications Equipment)	106	3,382
NetScout Systems, Inc.* (Communications Equipment)	247	6,657
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	140	3,311
Neuronetics, Inc.* (Health Care Equipment & Supplies)	90	590
NeuroPace, Inc.* (Health Care Equipment & Supplies)	25	396
Nevro Corp.* (Health Care Equipment & Supplies)	122	14,198
New Jersey Resources Corp. (Gas Utilities)	340	11,836
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,336	5,691
NewAge, Inc.* (Beverages)	473	657
Newmark Group, Inc. (Real Estate Management & Development)	525	7,513
Newpark Resources, Inc.* (Energy Equipment & Services)	318	1,049
NexImmune, Inc.* (Biotechnology)	62	939
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	78	4,827
NextGen Healthcare, Inc.* (Health Care Technology)	198	2,792
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	608	2,797
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	111	2,333
NI Holdings, Inc.* (Insurance)	30	527
Nicolet Bankshares, Inc.* (Banks)	38	2,819
Nikola Corp.* (Machinery)	792	8,451
Nkarta, Inc.* (Biotechnology)	50	1,391
NL Industries, Inc. (Commercial Services & Supplies)	29	167
nLight, Inc.* (Electronic Equipment, Instruments & Components)	150	4,229
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	295	6,670
NN, Inc.* (Machinery)	150	788
Noodles & Co.* (Hotels, Restaurants & Leisure)	143	1,687
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	537	1,375
Northern Oil And Gas, Inc. (Oil, Gas & Consumable Fuels)	184	3,938
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	159	2,728
Northrim Bancorp, Inc. (Banks)	21	893
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	431	5,724
Northwest Natural Holding Co. (Gas Utilities)	107	4,921
Northwest Pipe Co.* (Construction & Engineering)	34	806
NorthWestern Corp. (Multi-Utilities)	182	10,429
Novagold Resources, Inc.* (Metals & Mining)	834	5,738
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	124	19,158
NOW, Inc.* (Trading Companies & Distributors)	388	2,968
Nu Skin Enterprises, Inc. - Class A (Personal Products)	175	7,082
Nurix Therapeutics, Inc.* (Biotechnology)	110	3,296
Nuvalent, Inc.* - Class A (Biotechnology)	38	857
NuVasive, Inc.* (Health Care Equipment & Supplies)	182	10,893
Nuvation Bio, Inc.* (Pharmaceuticals)	235	2,336
NV5 Global, Inc.* (Construction & Engineering)	46	4,534
NVE Corp. (Semiconductors & Semiconductor Equipment)	17	1,087
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	71	7,059
Oceaneering International, Inc.* (Energy Equipment & Services)	350	4,662
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	208	4,453
Ocugen, Inc.* (Biotechnology)	650	4,667
Ocular Therapeutix, Inc.* (Pharmaceuticals)	270	2,700
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	29	816
Office Properties Income Trust (Equity Real Estate Investment Trusts)	168	4,255
OFG Bancorp (Banks)	179	4,514
O-I Glass, Inc.* (Containers & Packaging)	556	7,934
Oil States International, Inc.* (Energy Equipment & Services)	213	1,361
Oil-Dri Corp. of America (Household Products)	18	630
Old National Bancorp (Banks)	581	9,848
Old Second Bancorp, Inc. (Banks)	98	1,280
Olema Pharmaceuticals, Inc.* (Biotechnology)	89	2,453
Olympic Steel, Inc. (Metals & Mining)	33	804
Omega Flex, Inc. (Machinery)	11	1,570
Omega Therapeutics, Inc.* (Biotechnology)	26	490
Omeros Corp.*(a) (Pharmaceuticals)	212	2,923
Omnicell, Inc.* (Health Care Technology)	151	22,412
ON24, Inc.* (Software)	95	1,894
Oncocyte Corp.* (Biotechnology)	212	755
Oncorus, Inc.* (Biotechnology)	72	672
Oncternal Therapeutics, Inc.* (Biotechnology)	156	651
ONE Gas, Inc. (Gas Utilities)	186	11,787
ONE Group Hospitality, Inc. (The)* (Hotels, Restaurants & Leisure)	73	780

September 30, 2021 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	57	$1,738
OneSpan, Inc.* (Software)	124	2,329
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	186	1,854
Onewater Marine, Inc. (Specialty Retail)	36	1,448
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	171	12,355
Ontrak, Inc.* (Health Care Providers & Services)	32	321
Ooma, Inc.* (Diversified Telecommunication Services)	76	1,414
Open Lending Corp.* - Class A (Capital Markets)	367	13,237
OPKO Health, Inc.* (Biotechnology)	1,406	5,132
Oportun Financial Corp.* (Consumer Finance)	73	1,827
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	32	1,449
OptimizeRx Corp.* (Health Care Technology)	60	5,133
Option Care Health, Inc.* (Health Care Providers & Services)	527	12,785
Oramed Pharmaceuticals, Inc.* (Pharmaceuticals)	107	2,352
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	252	2,850
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	435	2,127
Organogenesis Holdings, Inc.* (Biotechnology)	134	1,908
ORIC Pharmaceuticals, Inc.* (Biotechnology)	112	2,342
Origin Bancorp, Inc. (Banks)	78	3,303
Orion Engineered Carbons SA* (Chemicals)	213	3,883
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	159	10,590
Orrstown Financial Services, Inc. (Banks)	38	889
Ortho Clinical Diagnostics Holdings PLC* (Health Care Equipment & Supplies)	389	7,189
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	67	2,554
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	49	3,210
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	60	5,688
Otter Tail Corp. (Electric Utilities)	145	8,116
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	102	747
Outbrain, Inc.* (Interactive Media & Services)	28	414
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	512	12,902
Outlook Therapeutics, Inc.* (Biotechnology)	313	679
Outset Medical, Inc.* (Health Care Equipment & Supplies)	161	7,960
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	151	11,766
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	922	30,314
Owens & Minor, Inc. (Health Care Providers & Services)	255	7,979
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	57	5,140
Oyster Point Pharma, Inc.* (Biotechnology)	39	462
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	684	17,476
Pacific Premier Bancorp, Inc. (Banks)	330	13,675
Pacira BioSciences, Inc.* (Pharmaceuticals)	154	8,624
Pactiv Evergreen, Inc. (Containers & Packaging)	151	1,891
PAE, Inc.* (Aerospace & Defense)	244	1,459
PagerDuty, Inc.* (Software)	284	11,763
Palomar Holdings, Inc.* (Insurance)	86	6,951
PAM Transportation Services, Inc.* (Road & Rail)	13	585
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	116	14,731
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	157	2,468
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	86	5,290
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	657	5,906
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	167	812
Park Aerospace Corp. (Aerospace & Defense)	69	944
Park National Corp. (Banks)	51	6,219
Park-Ohio Holdings Corp. (Machinery)	30	766
Parsons Corp.* (Aerospace & Defense)	93	3,140
Party City Holdco, Inc.* (Specialty Retail)	389	2,762
Passage Bio, Inc.* (Biotechnology)	130	1,295
Patrick Industries, Inc. (Building Products)	80	6,664
Patterson Cos., Inc. (Health Care Providers & Services)	301	9,072
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	656	5,904
PAVmed, Inc.* (Health Care Equipment & Supplies)	253	2,161
Paya Holdings, Inc.* (IT Services)	289	3,141
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	339	4,397
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	39	1,717
PCSB Financial Corp. (Thrifts & Mortgage Finance)	47	867
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	350	16,587
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	104	2,396
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	283	4,186
Peapack Gladstone Financial Corp. (Banks)	64	2,135
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	457	10,241
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	54	1,440
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	116	7,091
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	345	6,793
Peoples Bancorp, Inc. (Banks)	89	2,813
Peoples Financial Services Corp. (Banks)	25	1,139
Perdoceo Education Corp.* (Diversified Consumer Services)	248	2,619
Perficient, Inc.* (IT Services)	115	13,306
Performance Food Group Co.* (Food & Staples Retailing)	533	24,764
Perpetua Resources Corp.* (Metals & Mining)	94	468

:: ProFund VP Small-Cap :: September 30, 2021

Common Stocks, continued

	Shares	Value
Personalis, Inc.* (Life Sciences Tools & Services)	127	$2,443
Petiq, Inc.* (Health Care Providers & Services)	95	2,372
PetMed Express, Inc. (Internet & Direct Marketing Retail)	69	1,854
PGT Innovations, Inc.* (Building Products)	203	3,877
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	71	2,279
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	72	1,551
Phillips Edison & Co., Inc. (Equity Real Estate Investment Trusts)	66	2,027
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	212	2,890
Phreesia, Inc.* (Health Care Technology)	172	10,612
Physicians Realty Trust (Equity Real Estate Investment Trusts)	759	13,374
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	436	7,599
Ping Identity Holding Corp.* (Software)	174	4,275
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	41	518
Piper Sandler Cos. (Capital Markets)	62	8,585
Pitney Bowes, Inc. (Commercial Services & Supplies)	619	4,463
PJT Partners, Inc. - Class A (Capital Markets)	85	6,724
Plantronics, Inc.* (Communications Equipment)	148	3,805
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	97	764
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	83	1,956
Plexus Corp.* (Electronic Equipment, Instruments & Components)	98	8,762
Pliant Therapeutics, Inc.* (Pharmaceuticals)	85	1,435
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	103	2,343
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	92	2,742
PNM Resources, Inc. (Electric Utilities)	301	14,893
PolyMet Mining Corp.* (Metals & Mining)	102	311
Porch Group, Inc.* (Internet & Direct Marketing Retail)	271	4,791
Portage Biotech, Inc.* (Biotechnology)	18	366
Portland General Electric Co. (Electric Utilities)	317	14,896
Poseida Therapeutics, Inc.* (Biotechnology)	101	736
Postal Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	43	802
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	232	11,967
Powell Industries, Inc. (Electrical Equipment)	32	786
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	212	20,986
PowerSchool Holdings, Inc.* (Diversified Consumer Services)	151	3,716
PRA Group, Inc.* (Consumer Finance)	160	6,742
Praxis Precision Medicines, Inc.* (Biotechnology)	114	2,108
Precigen, Inc.* (Biotechnology)	333	1,662
Precision BioSciences, Inc.* (Biotechnology)	174	2,008
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	182	2,226
Preferred Bank (Banks)	49	3,267
Preformed Line Products Co. (Electrical Equipment)	10	650
Prelude Therapeutics, Inc.* (Biotechnology)	38	1,188
Premier Financial Corp. (Thrifts & Mortgage Finance)	130	4,139
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	176	9,876
PriceSmart, Inc. (Food & Staples Retailing)	82	6,359
Primis Financial Corp. (Banks)	85	1,229
Primo Water Corp. (Beverages)	553	8,693
Primoris Services Corp. (Construction & Engineering)	188	4,604
Priority Technology Holdings, Inc.* (IT Services)	35	234
Privia Health Group, Inc.* (Health Care Providers & Services)	71	1,673
ProAssurance Corp. (Insurance)	189	4,494
PROG Holdings, Inc.* (Consumer Finance)	233	9,788
Progress Software Corp. (Software)	155	7,624
Progyny, Inc.* (Health Care Providers & Services)	222	12,432
Prometheus Biosciences, Inc.* (Biotechnology)	40	948
ProPetro Holding Corp.* (Energy Equipment & Services)	300	2,595
PROS Holdings, Inc.* (Software)	141	5,003
Protagonist Therapeutics, Inc.* (Biotechnology)	157	2,782
Prothena Corp. PLC* (Biotechnology)	123	8,761
Proto Labs, Inc.* (Machinery)	98	6,527
Provention Bio, Inc.* (Pharmaceuticals)	195	1,248
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	54	865
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	267	6,266
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	71	11,129
PTC Therapeutics, Inc.* (Biotechnology)	244	9,079
Pulmonx Corp.* (Health Care Equipment & Supplies)	92	3,310
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	49	1,058
Puma Biotechnology, Inc.* (Biotechnology)	114	799
Pure Cycle Corp.* (Water Utilities)	68	905
PureCycle Technologies, Inc.* (Chemicals)	116	1,540
Purple Innovation, Inc.* (Household Durables)	203	4,267
Pzena Investment Management, Inc. - Class A (Capital Markets)	59	581
Q2 Holdings, Inc.* (Software)	192	15,387
QAD, Inc. (Software)	43	3,758
QCR Holdings, Inc. (Banks)	54	2,778
Quaker Chemical Corp. (Chemicals)	47	11,173
Qualys, Inc.* (Software)	120	13,355
Quanex Building Products Corp. (Building Products)	118	2,526
Quanterix Corp.* (Life Sciences Tools & Services)	109	5,427
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	202	1,046
QuinStreet, Inc.* (Interactive Media & Services)	175	3,073

September 30, 2021 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	313	$1,822
Quotient, Ltd.* (Health Care Equipment & Supplies)	276	646
R. R. Donnelley & Sons Co.* (Commercial Services & Supplies)	249	1,280
R1 RCM, Inc.* (Health Care Providers & Services)	418	9,200
Rackspace Technology, Inc.* (IT Services)	192	2,730
Radian Group, Inc. (Thrifts & Mortgage Finance)	656	14,903
Radiant Logistics, Inc.* (Air Freight & Logistics)	138	882
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	207	3,380
Radius Health, Inc.* (Biotechnology)	165	2,048
RadNet, Inc.* (Health Care Providers & Services)	160	4,690
Rafael Holdings, Inc.* - Class B (Real Estate Management & Development)	34	1,045
Rain Therapeutics, Inc.* (Biotechnology)	27	404
Rallybio Corp.* (Biotechnology)	25	440
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	382	8,480
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	841	19,031
Ranpak Holdings Corp.* (Containers & Packaging)	132	3,540
Rapid Micro Biosystems, Inc.* - Class A (Life Sciences Tools & Services)	28	517
Rapid7, Inc.* (Software)	196	22,152
RAPT Therapeutics, Inc.* (Biotechnology)	75	2,329
Raven Industries, Inc. (Industrial Conglomerates)	125	7,201
Rayonier Advanced Materials, Inc.* (Chemicals)	217	1,628
RBB Bancorp (Banks)	50	1,261
RBC Bearings, Inc.* (Machinery)	98	20,795
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	29	1,987
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	203	2,929
Realogy Holdings Corp.* (Real Estate Management & Development)	405	7,104
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	97	9,759
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	99	2,278
Red River Bancshares, Inc. (Banks)	16	798
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	55	1,268
Red Rock Resorts, Inc.* - Class A (Hotels, Restaurants & Leisure)	217	11,115
Redfin Corp.* (Real Estate Management & Development)	358	17,935
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	398	5,130
REGENXBIO, Inc.* (Biotechnology)	139	5,827
Regional Management Corp. (Consumer Finance)	28	1,629
Regis Corp.* (Diversified Consumer Services)	83	289
Rekor Systems, Inc.* (Professional Services)	110	1,264
Relay Therapeutics, Inc.* (Biotechnology)	211	6,653
Reliant Bancorp, Inc. (Banks)	54	1,706
Relmada Therapeutics, Inc.* (Pharmaceuticals)	55	1,442
Renasant Corp. (Banks)	194	6,994
Reneo Pharmaceuticals, Inc.* (Biotechnology)	22	164
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	158	7,932
Rent-A-Center, Inc. (Specialty Retail)	232	13,041
Repay Holdings Corp.* (IT Services)	305	7,024
Replimune Group, Inc.* (Biotechnology)	105	3,112
Republic Bancorp, Inc. - Class A (Banks)	33	1,671
Republic First Bancorp, Inc.* (Banks)	157	484
Resideo Technologies, Inc.* (Building Products)	509	12,618
Resources Connection, Inc. (Professional Services)	111	1,752
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	418	7,282
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	755	9,724
Retail Value, Inc. (Equity Real Estate Investment Trusts)	61	1,606
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	61	673
REV Group, Inc. (Machinery)	100	1,716
Revance Therapeutics, Inc.* (Pharmaceuticals)	247	6,881
Revlon, Inc.* - Class A (Personal Products)	25	253
REVOLUTION Medicines, Inc.* (Biotechnology)	209	5,750
Revolve Group, Inc.* (Internet & Direct Marketing Retail)	126	7,783
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	19	1,518
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	155	2,024
Ribbon Communications, Inc.* (Communications Equipment)	247	1,477
Rigel Pharmaceuticals, Inc.* (Biotechnology)	601	2,182
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	9	211
Rimini Street, Inc.* (Software)	154	1,486
Riot Blockchain, Inc.*(a) (Software)	297	7,633
Rite Aid Corp.* (Food & Staples Retailing)	193	2,741
RLI Corp. (Insurance)	141	14,138
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	582	8,649
Rocket Pharmaceuticals, Inc.* (Biotechnology)	143	4,274
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	24	1,143
Rogers Corp.* (Electronic Equipment, Instruments & Components)	66	12,308
Romeo Power, Inc.* (Electrical Equipment)	443	2,193
RPC, Inc.* (Energy Equipment & Services)	238	1,157
RPT Realty (Equity Real Estate Investment Trusts)	284	3,624
Rubius Therapeutics, Inc.* (Biotechnology)	162	2,897
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	149	6,729
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	23	1,053
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	190	3,650
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	118	2,444

:: ProFund VP Small-Cap :: September 30, 2021

Common Stocks, continued

	Shares	Value
RxSight, Inc.* (Health Care Equipment & Supplies)	29	$367
Ryerson Holding Corp. (Metals & Mining)	58	1,292
Ryman Hospitality Properties, Inc.* - Class I (Equity Real Estate Investment Trusts)	189	15,819
S&T Bancorp, Inc. (Banks)	136	4,008
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	776	11,423
Safe Bulkers, Inc.* (Marine)	219	1,132
Safehold, Inc. (Equity Real Estate Investment Trusts)	63	4,529
Safety Insurance Group, Inc. (Insurance)	51	4,042
Saia, Inc.* (Road & Rail)	93	22,137
Sailpoint Technologies Holding, Inc.* (Software)	322	13,807
Sally Beauty Holdings, Inc.* (Specialty Retail)	396	6,673
Sana Biotechnology, Inc.* (Biotechnology)	304	6,846
Sanderson Farms, Inc. (Food Products)	71	13,363
Sandy Spring Bancorp, Inc. (Banks)	163	7,469
Sangamo Therapeutics, Inc.* (Biotechnology)	418	3,766
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	226	8,710
Sapiens International Corp. N.V. (Software)	109	3,137
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	42	1,851
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	89	3,096
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	91	3,987
Scholar Rock Holding Corp.* (Biotechnology)	97	3,203
Scholastic Corp. (Media)	93	3,315
Schrodinger, Inc.* (Health Care Technology)	159	8,694
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	110	3,813
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	338	28,077
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	172	3,189
Sculptor Capital Management, Inc. (Capital Markets)	77	2,148
Seacoast Banking Corp. (Banks)	192	6,492
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	112	1,762
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	181	10,013
SecureWorks Corp.* - Class A (Software)	35	696
Seelos Therapeutics, Inc.* (Pharmaceuticals)	346	834
Seer, Inc.* (Life Sciences Tools & Services)	146	5,041
Select Energy Services, Inc.* (Energy Equipment & Services)	217	1,126
Select Medical Holdings Corp. (Health Care Providers & Services)	389	14,070
Selecta Biosciences, Inc.* (Biotechnology)	319	1,327
Selective Insurance Group, Inc. (Insurance)	209	15,787
Selectquote, Inc.* (Insurance)	471	6,090
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	228	17,777
Seneca Foods Corp.* - Class A (Food Products)	22	1,061
Sensei Biotherapeutics, Inc.* (Biotechnology)	74	778
Senseonics Holdings, Inc.*(a) (Health Care Equipment & Supplies)	1,520	5,153
Sensient Technologies Corp. (Chemicals)	149	13,571
Sera Prognostics, Inc.* - Class A (Biotechnology)	17	189
Seres Therapeutics, Inc.* (Biotechnology)	245	1,705
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	131	1,943
Service Properties Trust (Equity Real Estate Investment Trusts)	577	6,468
ServisFirst Bancshares, Inc. (Banks)	176	13,693
Sesen Bio, Inc.* (Biotechnology)	696	552
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	368	3,084
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	132	10,357
Sharps Compliance Corp.* (Health Care Providers & Services)	51	422
Shattuck Labs, Inc.* (Biotechnology)	94	1,916
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	170	5,369
Shift Technologies, Inc.* (Specialty Retail)	218	1,513
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	119	24,499
Shoe Carnival, Inc. (Specialty Retail)	62	2,010
ShotSpotter, Inc.* (Software)	30	1,091
Shutterstock, Inc. (Internet & Direct Marketing Retail)	82	9,292
SI-BONE, Inc.* (Health Care Equipment & Supplies)	115	2,463
Sientra, Inc.* (Health Care Equipment & Supplies)	202	1,157
Sierra Bancorp (Banks)	49	1,190
SIGA Technologies, Inc.* (Pharmaceuticals)	172	1,271
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	39	885
Sigilon Therapeutics, Inc.* (Biotechnology)	53	299
Signet Jewelers, Ltd. (Specialty Retail)	183	14,449
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	156	21,865
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	119	6,549
Silverback Therapeutics, Inc.* (Biotechnology)	72	719
Silvergate Capital Corp.* - Class A (Banks)	86	9,933
Simmons First National Corp. - Class A (Banks)	378	11,174
Simpson Manufacturing Co., Inc. (Building Products)	153	16,367
Simulations Plus, Inc. (Health Care Technology)	54	2,133
Sinclair Broadcast Group, Inc. - Class A (Media)	162	5,132
Singular Genomics Systems, Inc.* (Life Sciences Tools & Services)	42	470
SiriusPoint, Ltd.* (Insurance)	311	2,880
SITE Centers Corp. (Equity Real Estate Investment Trusts)	610	9,418
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	46	9,392
SJW Corp. (Water Utilities)	97	6,408
Skyline Champion Corp.* (Household Durables)	185	11,111
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	28	762

September 30, 2021 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
SkyWest, Inc.* (Airlines)	175	$8,635
Sleep Number Corp.* (Specialty Retail)	81	7,572
SM Energy Co. (Oil, Gas & Consumable Fuels)	422	11,132
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	62	2,759
SmartFinancial, Inc. (Banks)	49	1,267
Smith & Wesson Brands, Inc. (Leisure Products)	169	3,508
Smith Micro Software, Inc.* (Software)	162	784
Snap One Holdings Corp.* (Household Durables)	47	783
SOC Telemed, Inc.* (Health Care Providers & Services)	214	484
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	110	917
Solid Biosciences, Inc.* (Biotechnology)	210	502
Soliton, Inc.* (Health Care Equipment & Supplies)	41	835
Sonic Automotive, Inc. - Class A (Specialty Retail)	77	4,046
Sonos, Inc.* (Household Durables)	423	13,688
Sorrento Therapeutics, Inc.* (Biotechnology)	977	7,455
South Jersey Industries, Inc. (Gas Utilities)	362	7,696
South Plains Financial, Inc. (Banks)	37	902
Southern First Bancshares, Inc.* (Banks)	26	1,391
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	27	1,212
Southside Bancshares, Inc. (Banks)	110	4,212
SouthState Corp. (Banks)	246	18,368
Southwest Gas Holdings, Inc. (Gas Utilities)	208	13,912
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	2,384	13,207
SP Plus Corp.* (Commercial Services & Supplies)	81	2,484
SpartanNash Co. (Food & Staples Retailing)	126	2,759
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	573	1,249
Spero Therapeutics, Inc.* (Biotechnology)	85	1,565
Spire, Inc. (Gas Utilities)	178	10,890
Spirit Airlines, Inc.* (Airlines)	346	8,975
Spirit of Texas Bancshares, Inc. (Banks)	45	1,089
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	153	2,693
SpringWorks Therapeutics, Inc.* (Biotechnology)	103	6,534
Sprout Social, Inc.* - Class A (Software)	157	19,146
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	404	9,361
Spruce Biosciences, Inc.* (Biotechnology)	31	186
SPS Commerce, Inc.* (Software)	127	20,486
SPX Corp.* (Machinery)	154	8,231
SPX FLOW, Inc. (Machinery)	146	10,673
SQZ Biotechnologies Co.* (Biotechnology)	80	1,154
STAAR Surgical Co.* (Health Care Equipment & Supplies)	167	21,464
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	574	22,529
Stagwell, Inc.* (Media)	217	1,664
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	63	20,776
Standard Motor Products, Inc. (Auto Components)	74	3,235
Standex International Corp. (Machinery)	43	4,253
Startek, Inc.* (IT Services)	59	325
State Auto Financial Corp. (Insurance)	62	3,159
Steelcase, Inc. - Class A (Commercial Services & Supplies)	312	3,956
Stem, Inc.* (Electrical Equipment)	171	4,085
Stepan Co. (Chemicals)	76	8,583
StepStone Group, Inc. - Class A (Capital Markets)	142	6,055
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	175	942
Sterling Construction Co., Inc.* (Construction & Engineering)	98	2,222
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	289	11,606
Stewart Information Services Corp. (Insurance)	94	5,946
Stitch Fix, Inc.* - Class A (Internet & Direct Marketing Retail)	208	8,310
Stock Yards Bancorp, Inc. (Banks)	85	4,985
Stoke Therapeutics, Inc.* (Biotechnology)	67	1,704
StoneMor, Inc.* (Diversified Consumer Services)	113	279
Stoneridge, Inc.* (Auto Components)	92	1,876
StoneX Group, Inc.* (Capital Markets)	59	3,888
Strategic Education, Inc. (Diversified Consumer Services)	86	6,063
Stride, Inc.* (Diversified Consumer Services)	142	5,103
Sturm Ruger & Co., Inc. (Leisure Products)	60	4,427
Summit Financial Group, Inc. (Banks)	40	980
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	365	3,515
Summit Materials, Inc.* - Class A (Construction Materials)	418	13,363
Summit Therapeutics, Inc.* (Biotechnology)	93	466
Sumo Logic, Inc.* (Software)	302	4,868
Sun Country Airlines Holdings, Inc.* (Airlines)	61	2,046
SunCoke Energy, Inc. (Metals & Mining)	292	1,834
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	303	9,981
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	281	6,373
Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts)	766	9,146
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	152	5,559
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	41	955
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	173	4,614
Surface Oncology, Inc.* (Biotechnology)	122	924
Surgery Partners, Inc.* (Health Care Providers & Services)	111	4,700
Surmodics, Inc.* (Health Care Equipment & Supplies)	48	2,669
Sutro BioPharma, Inc.* (Biotechnology)	153	2,890
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	124	22,287
Syndax Pharmaceuticals, Inc.* (Biotechnology)	158	3,019
Syros Pharmaceuticals, Inc.* (Biotechnology)	202	903

:: ProFund VP Small-Cap :: September 30, 2021

Common Stocks, continued

	Shares	Value
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	79	$2,071
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	67	2,978
Talaris Therapeutics, Inc.* (Biotechnology)	32	434
Talis Biomedical Corp.* (Health Care Equipment & Supplies)	51	319
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	130	1,790
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	360	5,868
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	88	328
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	30	647
Tattooed Chef, Inc.* (Food Products)	166	3,059
Taylor Morrison Home Corp.* (Household Durables)	429	11,060
Taysha Gene Therapies, Inc.* (Biotechnology)	78	1,452
TCR2 Therapeutics, Inc.* (Biotechnology)	107	911
Team, Inc.* (Commercial Services & Supplies)	93	280
TechTarget, Inc.* (Media)	90	7,418
Teekay Corp.* (Oil, Gas & Consumable Fuels)	244	893
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	84	1,221
TEGNA, Inc. (Media)	778	15,343
Tejon Ranch Co.* (Real Estate Management & Development)	73	1,296
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	356	6,942
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	1,267	4,954
Telos Corp.* (Software)	140	3,979
Tenable Holdings, Inc.* (Software)	319	14,719
Tenaya Therapeutics, Inc.* (Biotechnology)	49	1,012
Tenet Healthcare Corp.* (Health Care Providers & Services)	374	24,848
Tennant Co. (Machinery)	65	4,807
Tenneco, Inc.* (Auto Components)	239	3,411
Terex Corp. (Machinery)	241	10,146
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	48	500
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	245	15,491
Tetra Tech, Inc. (Commercial Services & Supplies)	190	28,374
TETRA Technologies, Inc.* (Energy Equipment & Services)	432	1,348
Texas Capital Bancshares, Inc.* (Banks)	178	10,684
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	246	22,466
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	169	5,900
TG Therapeutics, Inc.* (Biotechnology)	451	15,009
The Andersons, Inc. (Food & Staples Retailing)	111	3,422
The Bancorp, Inc.* (Banks)	184	4,683
The Bank of Nt Butterfield & Son, Ltd. (Banks)	177	6,285
The Brink's Co. (Commercial Services & Supplies)	171	10,824
The Buckle, Inc. (Specialty Retail)	105	4,157
The Cato Corp. - Class A (Specialty Retail)	70	1,158
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	162	7,614
The Children's Place, Inc.* (Specialty Retail)	49	3,688
The Container Store Group, Inc.* (Specialty Retail)	112	1,066
The E.W. Scripps Co. - Class A (Media)	202	3,648
The Ensign Group, Inc. (Health Care Providers & Services)	185	13,855
The ExOne Co.* (Machinery)	60	1,403
The First Bancorp, Inc. (Banks)	36	1,049
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	414	3,093
The Goodyear Tire & Rubber Co.* (Auto Components)	972	17,203
The Greenbrier Cos., Inc. (Machinery)	112	4,815
The Hackett Group, Inc. (IT Services)	86	1,687
The Joint Corp.* (Health Care Providers & Services)	49	4,803
The Lovesac Co.* (Household Durables)	45	2,974
The Macerich Co. (Equity Real Estate Investment Trusts)	752	12,566
The Manitowoc Co., Inc.* (Machinery)	121	2,592
The Marcus Corp.* (Entertainment)	80	1,396
The ODP Corp.* (Specialty Retail)	168	6,747
The Pennant Group, Inc.* (Health Care Providers & Services)	90	2,528
The RealReal, Inc.* (Internet & Direct Marketing Retail)	277	3,651
The RMR Group, Inc. - Class A (Real Estate Management & Development)	54	1,806
The Shyft Group, Inc. (Machinery)	122	4,637
The Simply Good Foods Co.* (Food Products)	300	10,347
The St Joe Co. (Real Estate Management & Development)	117	4,926
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,371	1,016
Theravance Biopharma, Inc.* (Pharmaceuticals)	211	1,561
Thermon Group Holdings, Inc.* (Electrical Equipment)	116	2,008
Thryv Holdings, Inc.* (Media)	27	811
Tidewater, Inc.* (Energy Equipment & Services)	144	1,737
Tilly's, Inc. - Class A (Specialty Retail)	80	1,121
TimkenSteel Corp.* (Metals & Mining)	162	2,119
Tiptree, Inc. (Insurance)	81	812
Titan International, Inc.* (Machinery)	180	1,289
Titan Machinery, Inc.* (Trading Companies & Distributors)	68	1,762
Tivity Health, Inc.* (Health Care Providers & Services)	155	3,574
Tompkins Financial Corp. (Banks)	50	4,046
Tonix Pharmaceuticals Holding Corp.* (Biotechnology)	1,268	762
Tootsie Roll Industries, Inc. (Food Products)	55	1,674
Torrid Holdings, Inc.* (Specialty Retail)	45	694
TowneBank (Banks)	236	7,342
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	211	2,612
TPI Composites, Inc.* (Electrical Equipment)	127	4,286
Traeger, Inc.* (Household Durables)	79	1,653
Transcat, Inc.* (Trading Companies & Distributors)	25	1,612

September 30, 2021 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	91	$3,011
TravelCenters of America, Inc.* (Specialty Retail)	44	2,191
Travere Therapeutics, Inc.* (Biotechnology)	205	4,971
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	40	1,076
Trean Insurance Group, Inc.* (Insurance)	62	642
Tredegar Corp. (Chemicals)	92	1,121
TreeHouse Foods, Inc.* (Food Products)	183	7,298
Trevena, Inc.* (Biotechnology)	575	707
Tri Pointe Homes, Inc.* (Household Durables)	398	8,366
TriCo Bancshares (Banks)	97	4,210
Trillium Therapeutics, Inc.* (Biotechnology)	350	6,146
TriMas Corp.* (Machinery)	152	4,919
TriNet Group, Inc.* (Professional Services)	143	13,525
Trinity Industries, Inc. (Machinery)	277	7,526
Trinseo SA (Chemicals)	137	7,395
Triple-S Management Corp.* (Health Care Providers & Services)	80	2,830
TriState Capital Holdings, Inc.* (Banks)	102	2,157
Triton International, Ltd. (Trading Companies & Distributors)	235	12,229
Triumph Bancorp, Inc.* (Banks)	83	8,311
Triumph Group, Inc.* (Aerospace & Defense)	224	4,173
Tronox Holdings PLC - Class A (Chemicals)	403	9,934
TrueBlue, Inc.* (Professional Services)	123	3,331
TrueCar, Inc.* (Interactive Media & Services)	335	1,394
Trupanion, Inc.* (Insurance)	134	10,408
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	66	2,110
Trustmark Corp. (Banks)	219	7,056
TTEC Holdings, Inc. (IT Services)	65	6,079
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	377	4,739
Tucows, Inc.* (IT Services)	34	2,684
Tupperware Brands Corp.* (Household Durables)	174	3,675
Turning Point Brands, Inc. (Tobacco)	51	2,435
Turning Point Therapeutics, Inc.* (Biotechnology)	162	10,762
Turtle Beach Corp.* (Household Durables)	53	1,474
Tutor Perini Corp.* (Construction & Engineering)	145	1,882
Twist Bioscience Corp.* (Biotechnology)	166	17,757
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,104	6,999
U.S. Cellular Corp.* (Wireless Telecommunication Services)	54	1,722
U.S. Ecology, Inc.* (Commercial Services & Supplies)	111	3,591
U.S. Lime & Minerals, Inc. (Construction Materials)	7	846
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	45	4,977
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	258	2,061
UFP Industries, Inc. (Building Products)	212	14,412
UFP Technologies, Inc.* (Containers & Packaging)	24	1,478
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	156	6,646
UMB Financial Corp. (Banks)	154	14,893
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	149	3,412
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	47	1,031
UniFirst Corp. (Commercial Services & Supplies)	53	11,269
Unisys Corp.* (IT Services)	231	5,807
United Bankshares, Inc. (Banks)	440	16,006
United Community Banks, Inc. (Banks)	306	10,043
United Fire Group, Inc. (Insurance)	74	1,709
United Insurance Holdings Corp. (Insurance)	72	261
United Natural Foods, Inc.* (Food & Staples Retailing)	196	9,490
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	684	8,461
Unitil Corp. (Multi-Utilities)	55	2,353
Universal Corp. (Tobacco)	85	4,108
Universal Electronics, Inc.* (Household Durables)	46	2,266
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	45	2,487
Universal Insurance Holdings, Inc. (Insurance)	95	1,239
Universal Logistics Holdings, Inc. (Road & Rail)	27	542
Univest Financial Corp. (Banks)	102	2,794
Upland Software, Inc.* (Software)	102	3,411
Upwork, Inc.* (Professional Services)	415	18,687
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	812	2,477
Urban Edge Properties (Equity Real Estate Investment Trusts)	407	7,452
Urban Outfitters, Inc.* (Specialty Retail)	241	7,155
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	636	1,094
UroGen Pharma, Ltd.* (Biotechnology)	69	1,161
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	105	1,988
US Xpress Enterprises, Inc.* - Class A (Road & Rail)	95	820
USANA Health Sciences, Inc.* (Personal Products)	44	4,057
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	12	1,114
Utz Brands, Inc. (Food Products)	201	3,443
Valhi, Inc. (Chemicals)	8	187
Valley National Bancorp (Banks)	1,409	18,753
Value Line, Inc. (Capital Markets)	3	103
Vanda Pharmaceuticals, Inc.* (Biotechnology)	193	3,308
Vapotherm, Inc.* (Health Care Equipment & Supplies)	80	1,782
Varex Imaging Corp.* (Health Care Equipment & Supplies)	135	3,807
Varonis Systems, Inc.* (Software)	373	22,697
Vaxart, Inc.* (Biotechnology)	420	3,339
Vaxcyte, Inc.* (Pharmaceuticals)	142	3,603
VBI Vaccines, Inc.* (Biotechnology)	655	2,037
Vector Group, Ltd. (Tobacco)	505	6,439
Vectrus, Inc.* (Aerospace & Defense)	41	2,061

:: ProFund VP Small-Cap :: September 30, 2021

Common Stocks, continued

	Shares	Value
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	175	$3,887
Velocity Financial, Inc.* (Thrifts & Mortgage Finance)	30	395
Velodyne Lidar, Inc.* (Electronic Equipment, Instruments & Components)	266	1,575
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	92	866
Vera Therapeutics, Inc.* (Biotechnology)	25	434
Veracyte, Inc.* (Biotechnology)	237	11,009
Verastem, Inc.* (Biotechnology)	606	1,866
Vericel Corp.* (Biotechnology)	164	8,003
Verint Systems, Inc.* (Software)	227	10,167
Veritex Holdings, Inc. (Banks)	167	6,573
Veritiv Corp.* (Trading Companies & Distributors)	52	4,657
Veritone, Inc.* (Software)	100	2,389
Verra Mobility Corp.* - Class C (IT Services)	472	7,113
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	46	575
Verso Corp. - Class A (Paper & Forest Products)	95	1,971
Veru, Inc.* (Personal Products)	227	1,936
Verve Therapeutics, Inc.* (Biotechnology)	56	2,632
Via Renewables, Inc. (Multi-Utilities)	42	428
Viad Corp.* (Commercial Services & Supplies)	71	3,224
Viant Technology, Inc.* - Class A (Software)	41	501
Viavi Solutions, Inc.* (Communications Equipment)	804	12,656
Vicor Corp.* (Electrical Equipment)	74	9,928
Viemed Healthcare, Inc.* (Health Care Providers & Services)	125	694
View, Inc.*(a) (Building Products)	345	1,870
ViewRay, Inc.* (Health Care Equipment & Supplies)	487	3,511
Viking Therapeutics, Inc.* (Biotechnology)	241	1,513
Village Super Market, Inc. - Class A (Food & Staples Retailing)	30	650
Vincerx Pharma, Inc.* (Biotechnology)	46	744
Vine Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	88	1,449
Vir Biotechnology, Inc.* (Biotechnology)	211	9,183
Viracta Therapeutics, Inc.* (Biotechnology)	128	1,027
VirnetX Holding Corp.* (Software)	223	874
Virtus Investment Partners, Inc. (Capital Markets)	26	8,068
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	469	9,422
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	44	1,530
Vista Outdoor, Inc.* (Leisure Products)	202	8,143
VistaGen Therapeutics, Inc.* (Biotechnology)	682	1,869
Visteon Corp.* (Auto Components)	98	9,250
Vital Farms, Inc.* (Food Products)	86	1,511
Vivint Smart Home, Inc.* (Diversified Consumer Services)	322	3,043
Vocera Communications, Inc.* (Health Care Technology)	121	5,537
Vonage Holdings Corp.* (Diversified Telecommunication Services)	850	13,702
Vor BioPharma, Inc.* (Biotechnology)	67	1,051
VOXX International Corp.* (Auto Components)	55	630
VSE Corp. (Commercial Services & Supplies)	37	1,782
Vuzix Corp.* (Household Durables)	206	2,155
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	330	1,228
Wabash National Corp. (Machinery)	176	2,663
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	103	11,691
Warrior Met Coal, Inc. (Metals & Mining)	181	4,212
Washington Federal, Inc. (Thrifts & Mortgage Finance)	238	8,166
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	298	7,376
Washington Trust Bancorp, Inc. (Banks)	60	3,179
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	76	1,557
Watts Water Technologies, Inc. - Class A (Machinery)	97	16,304
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	134	657
WD-40 Co. (Household Products)	48	11,111
Weber, Inc.* - Class A (Household Durables)	60	1,055
Weis Markets, Inc. (Food & Staples Retailing)	58	3,048
Welbilt, Inc.* (Machinery)	460	10,690
Werewolf Therapeutics, Inc.* (Biotechnology)	27	463
Werner Enterprises, Inc. (Road & Rail)	220	9,739
WesBanco, Inc. (Banks)	223	7,600
WESCO International, Inc.* (Trading Companies & Distributors)	157	18,106
West Bancorp, Inc. (Banks)	57	1,712
Westamerica Bancorp (Banks)	92	5,176
Whitestone REIT (Equity Real Estate Investment Trusts)	153	1,496
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	139	8,119
Whole Earth Brands, Inc.* (Food Products)	131	1,513
WideOpenWest, Inc.* (Media)	184	3,616
Willdan Group, Inc.* (Professional Services)	39	1,388
Willis Lease Finance Corp.* (Trading Companies & Distributors)	10	372
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	736	23,345
Wingstop, Inc. (Hotels, Restaurants & Leisure)	105	17,213
Winmark Corp. (Specialty Retail)	12	2,580
Winnebago Industries, Inc. (Automobiles)	114	8,259
WisdomTree Investments, Inc. (Capital Markets)	474	2,688
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	286	8,534
Workhorse Group, Inc.*(a) (Auto Components)	425	3,251
Workiva, Inc.* (Software)	151	21,285
World Acceptance Corp.* (Consumer Finance)	15	2,844
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	219	7,363
Worthington Industries, Inc. (Metals & Mining)	119	6,271
WSFS Financial Corp. (Thrifts & Mortgage Finance)	165	8,466

September 30, 2021 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
WW International, Inc.* (Diversified Consumer Services)	185	$3,376
XBiotech, Inc. (Biotechnology)	54	699
Xencor, Inc.* (Biotechnology)	199	6,499
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	401	7,114
XL Fleet Corp.* (Auto Components)	123	758
XOMA Corp.* (Biotechnology)	21	520
Xometry, Inc.* - Class A (Internet & Direct Marketing Retail)	28	1,615
XPEL, Inc.* (Auto Components)	63	4,779
Xperi Holding Corp. (Software)	369	6,952
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	33	419
Yellow Corp.* (Road & Rail)	177	1,000
Yelp, Inc.* (Interactive Media & Services)	252	9,384
Yext, Inc.* (Software)	391	4,704
Y-mAbs Therapeutics, Inc.* (Biotechnology)	123	3,510
York Water Co. (Water Utilities)	46	2,009
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	126	8,397
Zevia PBC* - Class A (Beverages)	36	414
ZIOPHARM Oncology, Inc.* (Biotechnology)	737	1,341
Zix Corp.* (Software)	188	1,329
Zogenix, Inc.* (Pharmaceuticals)	197	2,992
Zumiez, Inc.* (Specialty Retail)	77	3,062
Zuora, Inc.* - Class A (Software)	392	6,499
Zurn Water Solutions Corp. (Machinery)	427	27,451
Zymergen, Inc.* (Chemicals)	66	869
Zynex, Inc.* (Health Care Equipment & Supplies)	68	775

TOTAL COMMON STOCKS (Cost $7,657,946)		10,305,923

Trust (0.0%)
	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	250	$—
TOTAL TRUST (Cost $—)		—

Contingent Escrow Shares (0.0%)
	Shares	Value
Wright Medical Group, Inc.*+(b) (Health Care Equipment & Supplies)	385	$—
TOTAL CONTINGENT ESCROW SHARES (Cost $—)		—

Repurchase Agreements(c)(d) (35.8%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $5,625,000	$5,625,000	$5,625,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,625,000)		5,625,000

Collateral for Securities Loaned (0.8%)(e)
	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(f)	118,493	$118,493
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $118,493)		118,493
TOTAL INVESTMENT SECURITIES
(Cost $13,401,439) - 102.1%		16,049,416
Net other assets (liabilities) - (2.1)%		(327,075)

NET ASSETS - 100.0%		$15,722,341

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of September 30, 2021, these securities represented 0.000% of the net assets of the Fund.
(a)	All or part of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $118,720.
(b)	On November 12, 2020, Stryker Corp. acquired Wright Medical Group. As part of the acquisition, $1.85 per acquired share was allocated 1:1 to Escrow Shares, contingent on whether the $1.85 per share is determined to be payable to the Dutch Government; otherwise, the value of the Escrow Shares will be remitted to pre-acquisition shareholders of Wright Medical Group.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2021, the aggregate amount held in a segregated account was $856,000.
(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Securities were purchased with cash collateral held from securities on loan at September 30, 2021.
(f)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2021.

:: ProFund VP Small-Cap :: September 30, 2021

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	10/27/21	0.32%	$903,792	$(31,083)
Russell 2000 Index	UBS AG	10/27/21	0.07%	4,503,528	(154,789)
				$5,407,320	$(185,872)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2021 :: ProFund VP Small-Cap ::

ProFund VP Small-Cap invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$65,057	0.4%
Air Freight & Logistics	34,882	0.2%
Airlines	36,920	0.2%
Auto Components	129,249	0.8%
Automobiles	23,339	0.1%
Banks	828,285	5.4%
Beverages	42,820	0.3%
Biotechnology	1,009,570	6.5%
Building Products	116,661	0.7%
Capital Markets	164,744	1.0%
Chemicals	190,678	1.1%
Commercial Services & Supplies	180,631	1.2%
Communications Equipment	79,156	0.5%
Construction & Engineering	137,742	0.9%
Construction Materials	16,612	0.1%
Consumer Finance	83,700	0.5%
Containers & Packaging	24,568	0.2%
Distributors	1,829	NM
Diversified Consumer Services	68,855	0.4%
Diversified Financial Services	15,272	0.1%
Diversified Telecommunication Services	66,124	0.4%
Electric Utilities	58,324	0.4%
Electrical Equipment	101,064	0.6%
Electronic Equipment, Instruments & Components	218,747	1.4%
Energy Equipment & Services	86,696	0.6%
Entertainment	104,584	0.7%
Equity Real Estate Investment Trusts	624,934	3.9%
Food & Staples Retailing	97,166	0.6%
Food Products	96,588	0.6%
Gas Utilities	79,682	0.5%
Health Care Equipment & Supplies	367,173	2.4%
Health Care Providers & Services	296,428	1.9%
Health Care Technology	140,194	0.9%
Hotels, Restaurants & Leisure	247,414	1.6%
Household Durables	187,428	1.2%
Household Products	28,860	0.2%
Independent Power and Renewable Electricity Producers	32,788	0.2%
Industrial Conglomerates	7,201	NM
Insurance	191,846	1.2%
Interactive Media & Services	36,175	0.2%
Internet & Direct Marketing Retail	95,973	0.6%
IT Services	206,273	1.3%
Leisure Products	62,563	0.4%
Life Sciences Tools & Services	99,558	0.6%
Machinery	403,280	2.7%
Marine	20,038	0.1%
Media	117,566	0.8%
Metals & Mining	122,685	0.8%
Mortgage Real Estate Investment Trusts	132,847	0.8%
Multiline Retail	33,842	0.2%
Multi-Utilities	36,687	0.2%
Oil, Gas & Consumable Fuels	392,254	2.4%
Paper & Forest Products	30,031	0.2%
Personal Products	51,605	0.3%
Pharmaceuticals	164,330	1.0%
Professional Services	148,633	1.0%
Real Estate Management & Development	89,257	0.6%
Road & Rail	70,482	0.4%
Semiconductors & Semiconductor Equipment	315,350	2.0%
Software	654,719	4.2%
Specialty Retail	248,543	1.7%
Technology Hardware, Storage & Peripherals	29,411	0.2%
Textiles, Apparel & Luxury Goods	79,597	0.5%
Thrifts & Mortgage Finance	177,192	1.1%
Tobacco	14,657	0.1%
Trading Companies & Distributors	131,106	0.8%
Water Utilities	39,827	0.3%
Wireless Telecommunication Services	17,631	0.1%
Other**	5,416,418	34.5%
Total	$15,722,341	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

September 30, 2021 :: ProFund VP Small-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.4%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	2,988	$82,379
8x8, Inc.* (Software)	5,687	133,019
AAON, Inc. (Building Products)	2,102	137,344
Addus Homecare Corp.* (Health Care Providers & Services)	808	64,438
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,948	170,937
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	1,701	74,079
AeroVironment, Inc.* (Aerospace & Defense)	1,170	100,995
Agilysys, Inc.* (Software)	986	51,627
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,749	115,836
Alamo Group, Inc. (Machinery)	503	70,184
Alarm.com Holdings, Inc.* (Software)	2,331	182,261
Albany International Corp. - Class A (Machinery)	822	63,187
Allegiant Travel Co.* (Airlines)	337	65,877
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	6,346	84,846
Ambac Financial Group, Inc.* (Insurance)	798	11,427
American Public Education, Inc.* (Diversified Consumer Services)	531	13,599
American States Water Co. (Water Utilities)	1,012	86,546
American Vanguard Corp. (Chemicals)	614	9,241
American Woodmark Corp.* (Building Products)	452	29,547
America's Car-Mart, Inc.* (Specialty Retail)	205	23,940
AMERISAFE, Inc. (Insurance)	364	20,442
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,512	173,502
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,220	23,192
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	683	17,717
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	177	5,809
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	293	12,470
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	1,203	109,533
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	1,203	108,426
Arconic Corp.* (Metals & Mining)	3,109	98,058
Arcosa, Inc. (Construction & Engineering)	1,327	66,576
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,211	26,993
Astec Industries, Inc. (Machinery)	705	37,936
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	2,443	76,222
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,108	52,109
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	2,710	139,673
AZZ, Inc. (Electrical Equipment)	713	37,932
B Riley Financial, Inc. (Capital Markets)	552	32,590
B&G Foods, Inc.(a) - Class A (Food Products)	3,291	98,367
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	1,481	149,788
Balchem Corp. (Chemicals)	1,643	238,349
BancFirst Corp. (Banks)	473	28,437
Berkshire Hills Bancorp, Inc. (Banks)	795	21,449
Big Lots, Inc. (Multiline Retail)	1,758	76,227
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	1,476	62,464
Blucora, Inc.* (Capital Markets)	1,087	16,946
Bonanza Creek Energy, Inc. (Oil, Gas & Consumable Fuels)	1,566	75,011
Boot Barn Holdings, Inc.* (Specialty Retail)	899	79,894
Bottomline Technologies, Inc.* (Software)	1,198	47,057
Brady Corp. - Class A (Commercial Services & Supplies)	961	48,723
Brightsphere Investment Group, Inc. (Capital Markets)	3,023	78,991
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	1,254	61,509
CalAmp Corp.* (Communications Equipment)	716	7,124
Calavo Growers, Inc. (Food Products)	368	14,072
California Water Service Group (Water Utilities)	1,543	90,929
Cal-Maine Foods, Inc. (Food Products)	1,122	40,572
Cara Therapeutics, Inc.* (Biotechnology)	1,431	22,109
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	1,040	34,143
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	2,512	51,044
Cavco Industries, Inc.* (Household Durables)	252	59,658
Celsius Holdings, Inc.* (Beverages)	1,928	173,693
Centerspace (Equity Real Estate Investment Trusts)	406	38,367
Central Garden & Pet Co.* (Household Products)	302	14,496
Central Garden & Pet Co.* - Class A (Household Products)	1,244	53,492
Century Aluminum Co.* (Metals & Mining)	1,537	20,673
Century Communities, Inc. (Household Durables)	1,508	92,667
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	1,165	49,711
Chart Industries, Inc.* (Machinery)	1,808	345,528
Chesapeake Utilities Corp. (Gas Utilities)	455	54,623
CIRCOR International, Inc.* (Machinery)	370	12,214
City Holding Co. (Banks)	359	27,970
Coca-Cola Consolidated, Inc. (Beverages)	101	39,812
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,357	96,130
Coherus Biosciences, Inc.* (Biotechnology)	3,222	51,778
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	2,467	78,796
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	1,805	35,631

:: ProFund VP Small-Cap Growth :: September 30, 2021

Common Stocks, continued

	Shares	Value
Comfort Systems USA, Inc. (Construction & Engineering)	1,843	$131,442
Community Bank System, Inc. (Banks)	1,286	87,987
Community Health Systems, Inc.* (Health Care Providers & Services)	6,302	73,733
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	1,179	53,279
Computer Programs & Systems, Inc.* (Health Care Technology)	349	12,376
CONMED Corp. (Health Care Equipment & Supplies)	829	108,458
Corcept Therapeutics, Inc.* (Pharmaceuticals)	5,296	104,225
Core Laboratories N.V. (Energy Equipment & Services)	941	26,113
CorVel Corp.* (Health Care Providers & Services)	307	57,170
Covetrus, Inc.* (Health Care Providers & Services)	3,144	57,032
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,058	23,583
CSG Systems International, Inc. (IT Services)	831	40,054
CTS Corp. (Electronic Equipment, Instruments & Components)	872	26,954
Cutera, Inc.* (Health Care Equipment & Supplies)	365	17,009
CVB Financial Corp. (Banks)	2,659	54,164
Cytokinetics, Inc.* (Biotechnology)	4,239	151,501
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	1,739	17,581
Digi International, Inc.* (Communications Equipment)	1,004	21,104
Dine Brands Global, Inc.* (Hotels, Restaurants & Leisure)	872	70,815
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	2,282	206,727
DMC Global, Inc.* (Machinery)	951	35,101
Donnelley Financial Solutions, Inc.* (Capital Markets)	661	22,884
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	804	9,978
Dorman Products, Inc.* (Auto Components)	1,454	137,650
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	600	13,146
Eagle Pharmaceuticals, Inc.* (Biotechnology)	211	11,770
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	1,832	37,849
Ebix, Inc. (Software)	1,209	32,558
Echo Global Logistics, Inc.* (Air Freight & Logistics)	689	32,872
eHealth, Inc.* (Insurance)	1,196	48,438
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	513	8,670
elf Beauty, Inc.* (Personal Products)	1,259	36,574
Enanta Pharmaceuticals, Inc.* (Biotechnology)	384	21,815
Endo International PLC* (Pharmaceuticals)	7,230	23,425
Enerpac Tool Group Corp. (Machinery)	1,253	25,975
ESCO Technologies, Inc. (Machinery)	781	60,137
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	6,003	167,604
EVERTEC, Inc. (IT Services)	3,032	138,623
ExlService Holdings, Inc.* (IT Services)	1,684	207,334
Exponent, Inc. (Professional Services)	2,643	299,055
Extreme Networks, Inc.* (Communications Equipment)	2,830	27,876
Fabrinet* (Electronic Equipment, Instruments & Components)	1,161	119,014
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	535	35,208
Federal Signal Corp. (Machinery)	3,102	119,799
Ferro Corp.* (Chemicals)	1,469	29,879
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	1,610	81,756
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	3,943	147,192
Forrester Research, Inc.* (Professional Services)	564	27,783
Forward Air Corp. (Air Freight & Logistics)	1,376	114,236
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,301	15,417
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,166	58,179
Franklin Electric Co., Inc. (Machinery)	1,980	158,103
Fulgent Genetics, Inc.* (Health Care Providers & Services)	974	87,611
FutureFuel Corp. (Chemicals)	551	3,929
GCP Applied Technologies, Inc.* (Chemicals)	1,416	31,039
Gentherm, Inc.* (Auto Components)	1,111	89,913
Getty Realty Corp. (Equity Real Estate Investment Trusts)	928	27,200
Gibraltar Industries, Inc.* (Building Products)	1,657	115,410
Glaukos Corp.* (Health Care Equipment & Supplies)	1,513	72,881
Great Western Bancorp, Inc. (Banks)	951	31,136
Green Dot Corp.* - Class A (Consumer Finance)	2,774	139,615
Greenhill & Co., Inc. (Capital Markets)	437	6,389
H.B. Fuller Co. (Chemicals)	1,360	87,802
Hanger, Inc.* (Health Care Providers & Services)	1,138	24,990
Harmonic, Inc.* (Communications Equipment)	2,481	21,709
Haverty Furniture Cos., Inc. (Specialty Retail)	350	11,799
Hawkins, Inc. (Chemicals)	527	18,382
HCI Group, Inc. (Insurance)	335	37,108
HealthStream, Inc.* (Health Care Technology)	487	13,918
Heartland Express, Inc. (Road & Rail)	1,167	18,695
Heska Corp.* (Health Care Equipment & Supplies)	540	139,612
Hibbett, Inc. (Specialty Retail)	764	54,045
Hillenbrand, Inc. (Machinery)	2,447	104,365
Hilltop Holdings, Inc. (Banks)	1,110	36,264
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	720	29,585
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,615	53,215
Independent Bank Corp. (Banks)	604	45,995
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	1,492	37,912
Innospec, Inc. (Chemicals)	475	40,005

September 30, 2021 :: ProFund VP Small-Cap Growth ::

Common Stocks, continued

	Shares	Value
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	1,215	$280,871
Innoviva, Inc.* (Pharmaceuticals)	3,175	53,054
Inogen, Inc.* (Health Care Equipment & Supplies)	434	18,701
Installed Building Products, Inc. (Household Durables)	1,191	127,616
Insteel Industries, Inc. (Building Products)	403	15,334
Integer Holdings Corp.* (Health Care Equipment & Supplies)	670	59,858
Inter Parfums, Inc. (Personal Products)	396	29,609
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	5,441	17,139
iRobot Corp.* (Household Durables)	1,424	111,784
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,194	90,302
J & J Snack Foods Corp. (Food Products)	325	49,667
James River Group Holdings, Ltd. (Insurance)	757	28,562
John Bean Technologies Corp. (Machinery)	984	138,301
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,093	54,595
Korn Ferry (Professional Services)	1,130	81,767
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,541	89,809
Lakeland Financial Corp. (Banks)	539	38,398
La-Z-Boy, Inc. (Household Durables)	1,171	37,741
LCI Industries (Auto Components)	1,283	172,731
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	974	51,710
Lexington Realty Trust (Equity Real Estate Investment Trusts)	5,074	64,694
LGI Homes, Inc.* (Household Durables)	1,100	156,101
Ligand Pharmaceuticals, Inc.* (Biotechnology)	440	61,301
Lindsay Corp. (Machinery)	332	50,394
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	891	19,255
Livent Corp.* (Chemicals)	8,200	189,501
LivePerson, Inc.* (Software)	3,294	194,182
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	780	24,718
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	1,476	27,572
Lydall, Inc.* (Machinery)	421	26,140
M.D.C Holdings, Inc. (Household Durables)	1,692	79,050
ManTech International Corp. - Class A (IT Services)	950	72,124
Marcus & Millichap, Inc.* (Real Estate Management & Development)	582	23,641
MarineMax, Inc.* (Specialty Retail)	1,104	53,566
Marten Transport, Ltd. (Road & Rail)	3,029	47,525
Matador Resources Co. (Oil, Gas & Consumable Fuels)	2,400	91,296
Materion Corp. (Metals & Mining)	394	27,044
Matson, Inc. (Marine)	2,206	178,046
MAX Holdings, Inc. (Real Estate Management & Development)	403	12,557
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	3,571	175,872
Medifast, Inc. (Personal Products)	595	114,621
MEDNAX, Inc.* (Health Care Providers & Services)	1,709	48,587
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	2,201	42,347
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	2,571	184,598
Meritage Homes Corp.* (Household Durables)	1,911	185,367
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	264	79,823
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	907	47,599
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	795	33,430
MGP Ingredients, Inc. (Beverages)	337	21,939
Middlesex Water Co. (Water Utilities)	400	41,112
ModivCare, Inc.* (Health Care Providers & Services)	625	113,513
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	337	22,576
Moog, Inc. - Class A (Aerospace & Defense)	565	43,070
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	4,373	180,037
Mueller Industries, Inc. (Machinery)	1,161	47,717
Myers Industries, Inc. (Containers & Packaging)	716	14,012
MYR Group, Inc.* (Construction & Engineering)	479	47,661
National Bank Holdings Corp. (Banks)	985	39,873
National Beverage Corp. (Beverages)	1,184	62,148
NeoGenomics, Inc.* (Life Sciences Tools & Services)	6,235	300,776
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	655	40,531
NextGen Healthcare, Inc.* (Health Care Technology)	1,348	19,007
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	4,351	98,376
Omnicell, Inc.* (Health Care Technology)	2,207	327,585
OneSpan, Inc.* (Software)	1,755	32,959
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	2,501	180,698
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	2,339	26,454
Organogenesis Holdings, Inc.* (Biotechnology)	2,015	28,694
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	360	13,723
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	450	42,660
Owens & Minor, Inc. (Health Care Providers & Services)	1,992	62,330
Pacira BioSciences, Inc.* (Pharmaceuticals)	2,257	126,392
Palomar Holdings, Inc.* (Insurance)	1,224	98,936
Park Aerospace Corp. (Aerospace & Defense)	383	5,239
Park National Corp. (Banks)	406	49,512
Patrick Industries, Inc. (Building Products)	1,142	95,129
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	922	21,243
Perdoceo Education Corp.* (Diversified Consumer Services)	1,565	16,526
Perficient, Inc.* (IT Services)	1,672	193,450
PetMed Express, Inc. (Internet & Direct Marketing Retail)	1,033	27,757

:: ProFund VP Small-Cap Growth :: September 30, 2021

Common Stocks, continued

	Shares	Value
PGT Innovations, Inc.* (Building Products)	3,025	$57,778
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,542	21,017
Piper Sandler Cos. (Capital Markets)	450	62,307
Plantronics, Inc.* (Communications Equipment)	1,396	35,891
Plexus Corp.* (Electronic Equipment, Instruments & Components)	817	73,048
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	3,061	303,009
PRA Group, Inc.* (Consumer Finance)	2,327	98,060
PriceSmart, Inc. (Food & Staples Retailing)	536	41,567
Progress Software Corp. (Software)	1,444	71,030
Proto Labs, Inc.* (Machinery)	1,409	93,839
Quaker Chemical Corp. (Chemicals)	681	161,887
QuinStreet, Inc.* (Interactive Media & Services)	2,504	43,970
RadNet, Inc.* (Health Care Providers & Services)	1,097	32,153
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	2,322	51,548
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	7,517	170,109
Raven Industries, Inc.* (Industrial Conglomerates)	766	44,129
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,123	27,365
REGENXBIO, Inc.* (Biotechnology)	1,903	79,774
Regis Corp.* (Diversified Consumer Services)	432	1,503
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	2,550	128,010
Rent-A-Center, Inc. (Specialty Retail)	3,070	172,565
Rogers Corp.* (Electronic Equipment, Instruments & Components)	504	93,986
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	604	12,509
Safehold, Inc. (Equity Real Estate Investment Trusts)	676	48,598
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	270	11,896
Select Medical Holdings Corp. (Health Care Providers & Services)	2,752	99,540
Selectquote, Inc.* (Insurance)	4,223	54,603
ServisFirst Bancshares, Inc. (Banks)	2,476	192,632
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,987	155,899
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,649	52,075
Shutterstock, Inc. (Internet & Direct Marketing Retail)	1,190	134,851
Simulations Plus, Inc. (Health Care Technology)	797	31,482
Sleep Number Corp.* (Specialty Retail)	1,199	112,083
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	19,590	108,529
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	4,582	9,989
SPS Commerce, Inc.* (Software)	1,819	293,424
SPX Corp.* (Machinery)	1,334	71,302
SPX FLOW, Inc. (Machinery)	803	58,699
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	930	306,704
Stepan Co. (Chemicals)	585	66,070
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,525	61,244
StoneX Group, Inc.* (Capital Markets)	855	56,345
Sturm Ruger & Co., Inc. (Leisure Products)	554	40,874
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	2,698	71,956
Surmodics, Inc.* (Health Care Equipment & Supplies)	451	25,076
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	1,169	30,639
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	1,004	44,628
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,847	30,106
TechTarget, Inc.* (Media)	1,287	106,075
Tennant Co. (Machinery)	436	32,242
The Bancorp, Inc.* (Banks)	1,505	38,302
The Buckle, Inc. (Specialty Retail)	611	24,189
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	862	40,514
The Ensign Group, Inc. (Health Care Providers & Services)	2,659	199,133
The Joint Corp.* (Health Care Providers & Services)	730	71,555
The Pennant Group, Inc.* (Health Care Providers & Services)	1,368	38,427
The Simply Good Foods Co.* (Food Products)	1,925	66,393
The St Joe Co. (Real Estate Management & Development)	1,674	70,475
Titan International, Inc.* (Machinery)	1,168	8,363
Tivity Health, Inc.* (Health Care Providers & Services)	1,480	34,129
Triumph Bancorp, Inc.* (Banks)	1,198	119,955
Triumph Group, Inc.* (Aerospace & Defense)	1,148	21,387
Trupanion, Inc.* (Insurance)	1,736	134,836
TTEC Holdings, Inc. (IT Services)	930	86,983
Tupperware Brands Corp.* (Household Durables)	2,533	53,497
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	4,621	29,298
U.S. Ecology, Inc.* (Commercial Services & Supplies)	624	20,186
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	360	39,816
UFP Industries, Inc. (Building Products)	1,601	108,836
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	2,269	96,659
UniFirst Corp. (Commercial Services & Supplies)	402	85,473
uniQure NV* (Biotechnology)	711	22,759
Unisys Corp.* (IT Services)	1,499	37,685
United Natural Foods, Inc.* (Food & Staples Retailing)	1,516	73,405
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	7,583	93,802
Universal Electronics, Inc.* (Household Durables)	281	13,839
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	299	16,526
USANA Health Sciences, Inc.* (Personal Products)	390	35,958

September 30, 2021 :: ProFund VP Small-Cap Growth ::

Common Stocks, continued

	Shares	Value
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,440	$24,682
Vector Group, Ltd. (Tobacco)	3,322	42,356
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,406	31,227
Vericel Corp.* (Biotechnology)	2,367	115,509
Viad Corp.* (Commercial Services & Supplies)	427	19,390
Viavi Solutions, Inc.* (Communications Equipment)	11,606	182,678
Vicor Corp.* (Electrical Equipment)	1,083	145,295
Virtus Investment Partners, Inc. (Capital Markets)	365	113,267
Vista Outdoor, Inc.* (Leisure Products)	2,913	117,423
Vonage Holdings Corp.* (Diversified Telecommunication Services)	12,785	206,094
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	1,486	168,661
Watts Water Technologies, Inc. - Class A (Machinery)	910	152,962
WD-40 Co. (Household Products)	696	161,110
Westamerica Bancorp (Banks)	627	35,275
Winnebago Industries, Inc. (Automobiles)	870	63,032
WisdomTree Investments, Inc. (Capital Markets)	2,320	13,154
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,586	47,326
World Acceptance Corp.* (Consumer Finance)	146	27,679
WW International, Inc.* (Diversified Consumer Services)	1,051	19,181
Xencor, Inc.* (Biotechnology)	2,961	96,705
Xperi Holding Corp. (Software)	3,351	63,133
Zumiez, Inc.* (Specialty Retail)	623	24,770
Zynex, Inc.* (Health Care Equipment & Supplies)	1,006	11,458

TOTAL COMMON STOCKS
(Cost $14,946,549)		24,276,161

Repurchase Agreements(b) (0.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $221,000	$221,000	$221,000
TOTAL REPURCHASE AGREEMENTS
(Cost $221,000)		221,000

Collateral for Securities Loaned (0.4%)(c)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(d)	93,856	$93,856
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $93,856)		93,856
TOTAL INVESTMENT SECURITIES
(Cost $15,261,405) - 100.7%		24,591,017
Net other assets (liabilities) - (0.7)%		(170,342)

NET ASSETS - 100.0%		$24,420,675

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $87,667.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2021.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2021.

:: ProFund VP Small-Cap Growth :: September 30, 2021

ProFund VP Small-Cap Growth invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$244,770	1.0%
Air Freight & Logistics	147,108	0.6%
Airlines	65,877	0.3%
Auto Components	400,294	1.6%
Automobiles	63,032	0.3%
Banks	847,349	3.5%
Beverages	297,592	1.2%
Biotechnology	698,386	2.9%
Building Products	559,378	2.3%
Capital Markets	402,873	1.6%
Chemicals	876,084	3.5%
Commercial Services & Supplies	173,772	0.7%
Communications Equipment	296,382	1.2%
Construction & Engineering	245,679	1.0%
Consumer Finance	265,354	1.1%
Containers & Packaging	14,012	0.1%
Diversified Consumer Services	50,809	0.2%
Diversified Telecommunication Services	302,224	1.3%
Electrical Equipment	183,227	0.8%
Electronic Equipment, Instruments & Components	771,206	3.2%
Energy Equipment & Services	26,113	0.1%
Equity Real Estate Investment Trusts	1,084,623	4.5%
Food & Staples Retailing	114,972	0.5%
Food Products	269,071	1.1%
Gas Utilities	54,623	0.2%
Health Care Equipment & Supplies	1,043,112	4.3%
Health Care Providers & Services	1,387,192	5.7%
Health Care Technology	519,853	2.1%
Hotels, Restaurants & Leisure	372,492	1.5%
Household Durables	917,320	3.9%
Household Products	229,098	0.9%
Industrial Conglomerates	44,129	0.2%
Insurance	434,352	1.8%
Interactive Media & Services	43,970	0.2%
Internet & Direct Marketing Retail	488,567	2.0%
IT Services	776,253	3.2%
Leisure Products	158,297	0.6%
Life Sciences Tools & Services	300,776	1.2%
Machinery	1,712,488	6.9%
Marine	178,046	0.7%
Media	106,075	0.4%
Metals & Mining	145,775	0.6%
Mortgage Real Estate Investment Trusts	73,802	0.3%
Multiline Retail	76,227	0.3%
Oil, Gas & Consumable Fuels	582,933	2.4%
Personal Products	216,762	0.9%
Pharmaceuticals	443,684	1.8%
Professional Services	408,605	1.7%
Real Estate Management & Development	274,277	1.1%
Road & Rail	66,220	0.3%
Semiconductors & Semiconductor Equipment	1,719,285	7.0%
Software	1,101,250	4.5%
Specialty Retail	584,423	2.4%
Technology Hardware, Storage & Peripherals	99,960	0.4%
Textiles, Apparel & Luxury Goods	178,582	0.7%
Thrifts & Mortgage Finance	716,102	2.9%
Tobacco	42,356	0.2%
Trading Companies & Distributors	108,426	0.4%
Water Utilities	218,587	0.9%
Wireless Telecommunication Services	52,075	0.2%
Other**	144,514	0.6%
Total	$24,420,675	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 :: ProFund VP Small-Cap Value ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.7%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	3,235	$89,189
AAR Corp.* (Aerospace & Defense)	1,623	52,634
Aaron's Co., Inc. (The) (Specialty Retail)	1,592	43,844
Abercrombie & Fitch Co.* - Class A (Specialty Retail)	2,999	112,852
ABM Industries, Inc. (Commercial Services & Supplies)	3,272	147,273
Acadia Realty Trust (Equity Real Estate Investment Trusts)	4,310	87,967
Adtalem Global Education, Inc.* (Diversified Consumer Services)	2,410	91,122
ADTRAN, Inc. (Communications Equipment)	2,366	44,386
AdvanSix, Inc.* (Chemicals)	1,371	54,497
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	1,997	86,969
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,680	111,266
Albany International Corp. - Class A (Machinery)	789	60,650
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	3,534	82,837
Allegheny Technologies, Inc.* (Metals & Mining)	6,201	103,122
Allegiance Bancshares, Inc. (Banks)	917	34,984
Allegiant Travel Co.* (Airlines)	413	80,733
Ambac Financial Group, Inc.* (Insurance)	1,486	21,280
AMC Networks, Inc.* - Class A (Media)	1,424	66,344
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	2,565	95,982
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	5,558	48,966
American Equity Investment Life Holding Co. (Insurance)	4,013	118,664
American Public Education, Inc.* (Diversified Consumer Services)	401	10,270
American States Water Co. (Water Utilities)	829	70,896
American Vanguard Corp. (Chemicals)	720	10,836
American Woodmark Corp.* (Building Products)	385	25,167
America's Car-Mart, Inc.* (Specialty Retail)	111	12,963
Ameris Bancorp (Banks)	3,230	167,571
AMERISAFE, Inc. (Insurance)	595	33,415
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	852	97,767
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	630	11,976
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	1,218	31,595
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	302	9,912
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	422	17,960
Apogee Enterprises, Inc. (Building Products)	1,244	46,973
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	6,409	95,046
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	679	61,823
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	739	66,606
Applied Optoelectronics, Inc.* (Communications Equipment)	1,217	8,738
ArcBest Corp. (Road & Rail)	1,245	101,804
Archrock, Inc. (Energy Equipment & Services)	6,532	53,889
Arconic Corp.* (Metals & Mining)	2,345	73,961
Arcosa, Inc. (Construction & Engineering)	1,085	54,434
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	2,972	39,736
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	4,049	43,648
Asbury Automotive Group, Inc.* (Specialty Retail)	942	185,329
Assured Guaranty, Ltd. (Insurance)	3,556	166,455
Astec Industries, Inc. (Machinery)	433	23,300
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,316	107,491
ATN International, Inc. (Diversified Telecommunication Services)	534	25,018
Avista Corp. (Multi-Utilities)	3,396	132,852
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	573	26,948
AZZ, Inc. (Electrical Equipment)	538	28,622
B Riley Financial, Inc. (Capital Markets)	249	14,701
Banc of California, Inc. (Banks)	2,182	40,345
BancFirst Corp. (Banks)	473	28,437
BankUnited, Inc. (Banks)	4,524	189,193
Banner Corp. (Banks)	1,684	92,974
Barnes & Noble Education, Inc.* (Specialty Retail)	1,752	17,502
Barnes Group, Inc. (Machinery)	2,268	94,644
Bed Bath & Beyond, Inc.* (Specialty Retail)	5,094	87,999
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,733	46,288
Berkshire Hills Bancorp, Inc. (Banks)	1,621	43,735
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	1,135	47,398
Bloomin' Brands, Inc.* (Hotels, Restaurants & Leisure)	3,957	98,924
Blucora, Inc.* (Capital Markets)	1,328	20,704
BM Technologies, Inc.* (IT Services)	205	1,825
Boise Cascade Co. (Paper & Forest Products)	1,918	103,534
Boot Barn Holdings, Inc.* (Specialty Retail)	576	51,189
Bottomline Technologies, Inc.* (Software)	767	30,128
Brady Corp. - Class A (Commercial Services & Supplies)	1,443	73,160
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	8,329	111,775
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	1,026	50,325
Bristow Group, Inc.* (Energy Equipment & Services)	1,130	35,968
Brookline Bancorp, Inc. (Banks)	3,810	58,141

September 30, 2021 :: ProFund VP Small-Cap Value ::

Common Stocks, continued

	Shares	Value
Cadence Bancorp (Banks)	6,081	$133,539
CalAmp Corp.* (Communications Equipment)	1,032	10,268
Calavo Growers, Inc. (Food Products)	509	19,464
Caleres, Inc. (Specialty Retail)	1,865	41,440
California Water Service Group (Water Utilities)	1,030	60,698
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,919	94,185
Cal-Maine Foods, Inc. (Food Products)	748	27,048
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	6,292	72,295
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	4,722	31,590
Cara Therapeutics, Inc.* (Biotechnology)	676	10,444
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	959	31,484
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	2,317	47,081
Carpenter Technology Corp. (Metals & Mining)	2,340	76,612
Cavco Industries, Inc.* (Household Durables)	175	41,430
Centerspace (Equity Real Estate Investment Trusts)	294	27,783
Central Garden & Pet Co.* (Household Products)	185	8,880
Central Garden & Pet Co.* - Class A (Household Products)	763	32,809
Central Pacific Financial Corp. (Banks)	1,375	35,310
Century Aluminum Co.* (Metals & Mining)	983	13,221
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	2,376	29,106
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	1,592	51,852
Chesapeake Utilities Corp. (Gas Utilities)	420	50,421
Chico's FAS, Inc.* (Specialty Retail)	5,975	26,828
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	975	30,742
Cinemark Holdings, Inc.* (Entertainment)	5,188	99,662
CIRCOR International, Inc.* (Machinery)	632	20,862
City Holding Co. (Banks)	405	31,554
Clearwater Paper Corp.* (Paper & Forest Products)	814	31,201
Coca-Cola Consolidated, Inc. (Beverages)	129	50,849
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	765	54,193
Columbia Banking System, Inc. (Banks)	3,788	143,906
Community Bank System, Inc. (Banks)	1,393	95,309
Computer Programs & Systems, Inc.* (Health Care Technology)	378	13,404
Comtech Telecommunications Corp. (Communications Equipment)	1,270	32,525
CONMED Corp. (Health Care Equipment & Supplies)	626	81,900
Conn's, Inc.* (Specialty Retail)	931	21,255
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,545	40,201
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	3,513	32,284
Cooper-Standard Holding, Inc.* (Auto Components)	829	18,163
Core Laboratories N.V. (Energy Equipment & Services)	1,355	37,601
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	5,862	52,172
CorVel Corp.* (Health Care Providers & Services)	165	30,726
Covetrus, Inc.* (Health Care Providers & Services)	2,012	36,498
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	1,722	36,575
CryoLife, Inc.* (Health Care Equipment & Supplies)	901	20,083
CSG Systems International, Inc. (IT Services)	798	38,464
CTS Corp. (Electronic Equipment, Instruments & Components)	743	22,966
Customers Bancorp, Inc. (Banks)	1,451	62,422
Cutera, Inc.* (Health Care Equipment & Supplies)	445	20,737
CVB Financial Corp. (Banks)	3,673	74,819
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	1,826	9,915
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,878	71,984
Deluxe Corp. (Commercial Services & Supplies)	2,074	74,436
Designer Brands, Inc.* (Specialty Retail)	2,984	41,567
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	10,265	97,004
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	1,882	19,027
Digi International, Inc.* (Communications Equipment)	698	14,672
Dime Community Bancshares, Inc. (Banks)	1,637	53,464
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	11,619	39,388
Domtar Corp.* (Paper & Forest Products)	2,455	133,895
Donnelley Financial Solutions, Inc.* (Capital Markets)	808	27,973
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	581	7,210
Dril-Quip, Inc.* (Energy Equipment & Services)	1,726	43,461
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	533	11,678
DXP Enterprises, Inc.* (Trading Companies & Distributors)	861	25,460
Eagle Bancorp, Inc. (Banks)	1,558	89,585
Eagle Pharmaceuticals, Inc.* (Biotechnology)	359	20,025
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	2,331	48,158
Echo Global Logistics, Inc.* (Air Freight & Logistics)	637	30,391
Edgewell Personal Care Co. (Personal Products)	2,649	96,158
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	453	7,656
elf Beauty, Inc.* (Personal Products)	1,116	32,420
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	2,320	42,433
Employers Holdings, Inc. (Insurance)	1,379	54,457
Enanta Pharmaceuticals, Inc.* (Biotechnology)	509	28,916

September 30, 2021 :: ProFund VP Small-Cap Value ::

Common Stocks, continued

	Shares	Value
Encore Capital Group, Inc.* (Consumer Finance)	1,476	$72,722
Encore Wire Corp. (Electrical Equipment)	1,007	95,494
Endo International PLC* (Pharmaceuticals)	4,439	14,382
Enerpac Tool Group Corp. (Machinery)	1,730	35,863
Enova International, Inc.* (Consumer Finance)	1,798	62,121
EnPro Industries, Inc. (Machinery)	1,005	87,556
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	658	67,517
ESCO Technologies, Inc. (Machinery)	521	40,117
Ethan Allen Interiors, Inc. (Household Durables)	1,069	25,335
Extreme Networks, Inc.* (Communications Equipment)	3,456	34,042
EZCORP, Inc.* - Class A (Consumer Finance)	2,587	19,584
Fabrinet* (Electronic Equipment, Instruments & Components)	683	70,014
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	372	24,481
FB Financial Corp. (Banks)	1,731	74,225
Ferro Corp.* (Chemicals)	2,619	53,270
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	851	9,327
First Bancorp (Banks)	10,161	133,617
First Bancorp (Banks)	1,389	59,741
First Commonwealth Financial Corp. (Banks)	4,675	63,720
First Financial Bancorp (Banks)	4,667	109,254
First Hawaiian, Inc. (Banks)	6,316	185,374
First Midwest Bancorp, Inc. (Banks)	5,571	105,905
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	1,031	52,354
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,063	12,597
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,634	43,889
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	4,711	21,859
Fresh Del Monte Produce, Inc. (Food Products)	1,622	52,261
FutureFuel Corp. (Chemicals)	729	5,198
Gannett Co., Inc.* (Media)	6,951	46,433
GCP Applied Technologies, Inc.* (Chemicals)	1,254	27,488
Genesco, Inc.* (Specialty Retail)	685	39,545
Gentherm, Inc.* (Auto Components)	549	44,431
Genworth Financial, Inc.* (Insurance)	24,730	92,738
Getty Realty Corp. (Equity Real Estate Investment Trusts)	1,006	29,486
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	2,121	60,024
Glatfelter Corp. (Paper & Forest Products)	2,170	30,597
Glaukos Corp.* (Health Care Equipment & Supplies)	817	39,355
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	4,887	78,290
GMS, Inc.* (Trading Companies & Distributors)	2,100	91,980
Granite Construction, Inc. (Construction & Engineering)	2,233	88,315
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,670	35,164
Great Western Bancorp, Inc. (Banks)	1,773	58,048
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	2,614	85,347
Greenhill & Co., Inc. (Capital Markets)	279	4,079
Griffon Corp. (Building Products)	2,319	57,047
Group 1 Automotive, Inc. (Specialty Retail)	881	165,522
Guess?, Inc. (Specialty Retail)	1,898	39,877
H.B. Fuller Co. (Chemicals)	1,255	81,023
Hanger, Inc.* (Health Care Providers & Services)	699	15,350
Hanmi Financial Corp. (Banks)	1,496	30,010
Harmonic, Inc.* (Communications Equipment)	2,580	22,575
Harsco Corp.* (Machinery)	3,860	65,427
Haverty Furniture Cos., Inc. (Specialty Retail)	411	13,855
Hawaiian Holdings, Inc.* (Airlines)	2,496	54,063
Hawkins, Inc. (Chemicals)	414	14,440
Haynes International, Inc. (Metals & Mining)	619	23,058
Healthcare Services Group, Inc. (Commercial Services & Supplies)	3,638	90,914
HealthStream, Inc.* (Health Care Technology)	763	21,806
Heartland Express, Inc. (Road & Rail)	1,165	18,663
Heidrick & Struggles International, Inc. (Professional Services)	952	42,488
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	6,909	26,807
Helmerich & Payne, Inc. (Energy Equipment & Services)	5,259	144,149
Heritage Financial Corp. (Banks)	1,752	44,676
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	1,605	14,975
Hillenbrand, Inc. (Machinery)	1,211	51,649
Hilltop Holdings, Inc. (Banks)	1,980	64,687
HNI Corp. (Commercial Services & Supplies)	2,139	78,544
HomeStreet, Inc. (Thrifts & Mortgage Finance)	1,014	41,726
Hope Bancorp, Inc. (Banks)	5,989	86,481
Horace Mann Educators Corp. (Insurance)	2,023	80,495
Hub Group, Inc.* - Class A (Air Freight & Logistics)	1,643	112,956
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	691	28,393
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,613	53,175
Independent Bank Corp. (Banks)	1,031	78,511
Independent Bank Group, Inc. (Banks)	1,810	128,582
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	1,750	44,468
Innospec, Inc. (Chemicals)	744	62,660
Inogen, Inc.* (Health Care Equipment & Supplies)	575	24,777
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	1,699	153,047
Insteel Industries, Inc. (Building Products)	556	21,156
Integer Holdings Corp.* (Health Care Equipment & Supplies)	965	86,212
Inter Parfums, Inc. (Personal Products)	484	36,189
InterDigital, Inc. (Communications Equipment)	1,497	101,526

September 30, 2021 :: ProFund VP Small-Cap Value ::

Common Stocks, continued

	Shares	Value
Interface, Inc. (Commercial Services & Supplies)	2,878	$43,602
Invacare Corp.* (Health Care Equipment & Supplies)	1,706	8,121
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	8,895	28,019
Investors Bancorp, Inc. (Banks)	10,982	165,938
iStar, Inc. (Equity Real Estate Investment Trusts)	3,494	87,630
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,058	80,017
J & J Snack Foods Corp. (Food Products)	413	63,115
James River Group Holdings, Ltd. (Insurance)	1,090	41,126
John B Sanfilippo & Son, Inc. (Food Products)	433	35,385
John Bean Technologies Corp. (Machinery)	604	84,892
Kaiser Aluminum Corp. (Metals & Mining)	773	84,226
Kaman Corp. - Class A (Trading Companies & Distributors)	1,357	48,404
Kelly Services, Inc. - Class A (Professional Services)	1,755	33,134
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	4,120	83,883
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,967	41,504
Knowles Corp.* (Electronic Equipment, Instruments & Components)	4,484	84,031
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,283	64,086
Koppers Holdings, Inc.* (Chemicals)	1,040	32,510
Korn Ferry (Professional Services)	1,628	117,802
Kraton Corp.* (Chemicals)	1,567	71,518
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,540	89,751
Lakeland Financial Corp. (Banks)	716	51,008
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	3,295	84,616
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	658	53,344
La-Z-Boy, Inc. (Household Durables)	1,081	34,841
Lexington Realty Trust (Equity Real Estate Investment Trusts)	8,660	110,415
Ligand Pharmaceuticals, Inc.* (Biotechnology)	390	54,335
Lindsay Corp. (Machinery)	213	32,331
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	441	9,530
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,171	37,109
Lydall, Inc.* (Machinery)	474	29,431
M.D.C Holdings, Inc. (Household Durables)	1,130	52,794
M/I Homes, Inc.* (Household Durables)	1,430	82,653
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	3,900	66,768
Macy's, Inc. (Multiline Retail)	15,201	343,543
Magellan Health, Inc.* (Health Care Providers & Services)	1,135	107,315
ManTech International Corp. - Class A (IT Services)	430	32,646
Marcus & Millichap, Inc.* (Real Estate Management & Development)	656	26,647
Matador Resources Co. (Oil, Gas & Consumable Fuels)	3,055	116,212
Materion Corp. (Metals & Mining)	618	42,420
Matrix Service Co.* (Energy Equipment & Services)	1,292	13,514
Matthews International Corp. - Class A (Commercial Services & Supplies)	1,541	53,457
MAX Holdings, Inc. (Real Estate Management & Development)	535	16,671
MEDNAX, Inc.* (Health Care Providers & Services)	2,566	72,951
Mercer International, Inc. (Paper & Forest Products)	1,963	22,751
Meredith Corp.* (Media)	1,979	110,230
Meritor, Inc.* (Machinery)	3,418	72,838
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	685	35,949
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,099	46,213
MGP Ingredients, Inc. (Beverages)	287	18,684
Middlesex Water Co. (Water Utilities)	469	48,204
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	311	20,834
Monro, Inc. (Specialty Retail)	1,633	93,914
Moog, Inc. - Class A (Aerospace & Defense)	885	67,464
Motorcar Parts of America, Inc.* (Auto Components)	932	18,174
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	820	25,822
Mueller Industries, Inc. (Machinery)	1,672	68,719
Myers Industries, Inc. (Containers & Packaging)	1,075	21,038
MYR Group, Inc.* (Construction & Engineering)	361	35,920
Myriad Genetics, Inc.* (Biotechnology)	3,804	122,832
Nabors Industries, Ltd.* (Energy Equipment & Services)	378	36,469
National Bank Holdings Corp. (Banks)	555	22,466
National Presto Industries, Inc. (Aerospace & Defense)	247	20,274
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,663	41,708
NBT Bancorp, Inc. (Banks)	2,113	76,322
Neenah, Inc. (Paper & Forest Products)	822	38,313
NETGEAR, Inc.* (Communications Equipment)	1,489	47,514
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	18,492	78,776
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	474	29,331
NextGen Healthcare, Inc.* (Health Care Technology)	1,459	20,572
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	2,179	37,392
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	6,184	82,124
Northwest Natural Holding Co. (Gas Utilities)	1,495	68,755
NOW, Inc.* (Trading Companies & Distributors)	5,388	41,218
Oceaneering International, Inc.* (Energy Equipment & Services)	4,863	64,775
Office Properties Income Trust (Equity Real Estate Investment Trusts)	2,355	59,652
OFG Bancorp (Banks)	2,517	63,479
O-I Glass, Inc.* (Containers & Packaging)	7,665	109,379
Oil States International, Inc.* (Energy Equipment & Services)	2,990	19,106
Old National Bancorp (Banks)	8,077	136,905

September 30, 2021 :: ProFund VP Small-Cap Value ::

Common Stocks, continued

	Shares	Value
Olympic Steel, Inc. (Metals & Mining)	453	$11,035
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,263	14,285
Organogenesis Holdings, Inc.* (Biotechnology)	1,135	16,162
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	615	23,444
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	383	36,308
Owens & Minor, Inc. (Health Care Providers & Services)	1,766	55,258
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	774	69,792
Pacific Premier Bancorp, Inc. (Banks)	4,613	191,162
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	2,230	35,056
Park Aerospace Corp. (Aerospace & Defense)	575	7,866
Park National Corp. (Banks)	319	38,902
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	9,213	82,917
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	4,629	60,038
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	537	23,644
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	4,808	227,851
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	566	13,041
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	745	19,869
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	4,771	93,941
Perdoceo Education Corp.* (Diversified Consumer Services)	1,913	20,201
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	991	21,346
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,540	20,990
Piper Sandler Cos. (Capital Markets)	264	36,553
Pitney Bowes, Inc. (Commercial Services & Supplies)	8,059	58,105
Plantronics, Inc.* (Communications Equipment)	722	18,563
Plexus Corp.* (Electronic Equipment, Instruments & Components)	592	52,931
Powell Industries, Inc. (Electrical Equipment)	439	10,786
Preferred Bank (Banks)	670	44,676
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	2,440	136,909
PriceSmart, Inc. (Food & Staples Retailing)	655	50,795
ProAssurance Corp. (Insurance)	2,630	62,541
Progress Software Corp. (Software)	746	36,695
ProPetro Holding Corp.* (Energy Equipment & Services)	4,121	35,647
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	3,794	89,045
Quanex Building Products Corp. (Building Products)	1,636	35,027
RadNet, Inc.* (Health Care Providers & Services)	1,097	32,153
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	3,078	68,332
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	5,444	123,198
Raven Industries, Inc. (Industrial Conglomerates)	1,016	58,532
Rayonier Advanced Materials, Inc.* (Chemicals)	3,106	23,295
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	2,777	40,072
Realogy Holdings Corp.* (Real Estate Management & Development)	5,681	99,644
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	763	17,595
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	3,470	44,728
Regis Corp.* (Diversified Consumer Services)	771	2,683
Renasant Corp. (Banks)	2,746	98,993
Resideo Technologies, Inc.* (Building Products)	7,027	174,200
Resources Connection, Inc. (Professional Services)	1,506	23,765
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	5,918	103,092
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	10,469	134,842
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	257	20,527
Rogers Corp.* (Electronic Equipment, Instruments & Components)	429	80,000
RPC, Inc.* (Energy Equipment & Services)	3,470	16,864
RPT Realty (Equity Real Estate Investment Trusts)	3,955	50,466
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	987	20,441
S&T Bancorp, Inc. (Banks)	1,917	56,494
Safety Insurance Group, Inc. (Insurance)	694	55,000
Sally Beauty Holdings, Inc.* (Specialty Retail)	5,508	92,810
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	3,173	122,288
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	373	16,434
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,241	43,174
Scholastic Corp. (Media)	1,484	52,905
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,533	53,134
Seacoast Banking Corp. (Banks)	2,702	91,355
Select Medical Holdings Corp. (Health Care Providers & Services)	2,538	91,799
Selectquote, Inc.* (Insurance)	1,997	25,821
Seneca Foods Corp.* - Class A (Food Products)	315	15,189
Service Properties Trust (Equity Real Estate Investment Trusts)	8,034	90,061
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	852	26,906
Shoe Carnival, Inc. (Specialty Retail)	856	27,752
Signet Jewelers, Ltd. (Specialty Retail)	2,568	202,769
Simmons First National Corp. - Class A (Banks)	5,279	156,047
SiriusPoint, Ltd.* (Insurance)	4,266	39,503
SITE Centers Corp. (Equity Real Estate Investment Trusts)	8,743	134,993
SkyWest, Inc.* (Airlines)	2,456	121,180
SM Energy Co. (Oil, Gas & Consumable Fuels)	5,908	155,853

September 30, 2021 :: ProFund VP Small-Cap Value ::

Common Stocks, continued

	Shares	Value
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,124	$50,018
Sonic Automotive, Inc. - Class A (Specialty Retail)	1,028	54,011
South Jersey Industries, Inc. (Gas Utilities)	5,480	116,504
Southside Bancshares, Inc. (Banks)	1,592	60,958
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	14,189	78,607
SpartanNash Co. (Food & Staples Retailing)	1,766	38,675
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	3,600	7,848
SPX Corp.* (Machinery)	928	49,602
SPX FLOW, Inc. (Machinery)	1,258	91,960
Standard Motor Products, Inc. (Auto Components)	942	41,175
Standex International Corp. (Machinery)	595	58,851
Stepan Co. (Chemicals)	478	53,985
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	2,291	92,006
Stewart Information Services Corp. (Insurance)	1,311	82,934
Strategic Education, Inc. (Diversified Consumer Services)	1,104	77,832
Sturm Ruger & Co., Inc. (Leisure Products)	326	24,052
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	5,188	49,960
SunCoke Energy, Inc. (Metals & Mining)	4,047	25,415
Surmodics, Inc.* (Health Care Equipment & Supplies)	244	13,566
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,995	27,471
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	3,294	53,692
Tennant Co. (Machinery)	491	36,309
The Andersons, Inc. (Food & Staples Retailing)	1,509	46,522
The Bancorp, Inc.* (Banks)	1,333	33,925
The Buckle, Inc. (Specialty Retail)	844	33,414
The Cato Corp. - Class A (Specialty Retail)	953	15,763
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	1,537	72,238
The Children's Place, Inc.* (Specialty Retail)	679	51,102
The E.W. Scripps Co. - Class A (Media)	2,784	50,279
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	5,973	44,618
The Greenbrier Cos., Inc. (Machinery)	1,578	67,838
The Marcus Corp.* (Entertainment)	1,065	18,584
The ODP Corp.* (Specialty Retail)	2,314	92,930
The Simply Good Foods Co.* (Food Products)	2,260	77,947
TimkenSteel Corp.* (Metals & Mining)	2,003	26,199
Titan International, Inc.* (Machinery)	1,371	9,816
Tivity Health, Inc.* (Health Care Providers & Services)	733	16,903
Tompkins Financial Corp. (Banks)	582	47,090
Tredegar Corp. (Chemicals)	1,248	15,201
TreeHouse Foods, Inc.* (Food Products)	2,716	108,314
Trinseo SA (Chemicals)	1,893	102,185
Triumph Group, Inc.* (Aerospace & Defense)	2,046	38,117
TrueBlue, Inc.* (Professional Services)	1,729	46,821
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	939	30,020
Trustmark Corp. (Banks)	3,044	98,078
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	5,253	66,030
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	10,861	68,859
U.S. Ecology, Inc.* (Commercial Services & Supplies)	938	30,344
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	283	31,300
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	3,642	29,100
UFP Industries, Inc. (Building Products)	1,477	100,407
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	675	14,803
UniFirst Corp. (Commercial Services & Supplies)	356	75,693
uniQure NV* (Biotechnology)	1,069	34,219
Unisys Corp.* (IT Services)	1,831	46,030
United Community Banks, Inc. (Banks)	4,222	138,566
United Fire Group, Inc. (Insurance)	1,052	24,301
United Natural Foods, Inc.* (Food & Staples Retailing)	1,291	62,511
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	4,095	50,655
Unitil Corp. (Multi-Utilities)	772	33,026
Universal Corp. (Tobacco)	1,198	57,899
Universal Electronics, Inc.* (Household Durables)	388	19,109
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	338	18,681
Universal Insurance Holdings, Inc. (Insurance)	1,371	17,878
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	1,466	27,751
USANA Health Sciences, Inc.* (Personal Products)	211	19,454
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,329	22,779
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,920	54,144
Vector Group, Ltd. (Tobacco)	3,188	40,647
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,104	24,520
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	1,242	11,687
Veritex Holdings, Inc. (Banks)	2,415	95,054
Veritiv Corp.* (Trading Companies & Distributors)	691	61,886
Viad Corp.* (Commercial Services & Supplies)	589	26,746
Wabash National Corp. (Machinery)	2,437	36,872
Warrior Met Coal, Inc. (Metals & Mining)	2,506	58,315
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	4,123	102,044
Watts Water Technologies, Inc. - Class A (Machinery)	470	79,002
Westamerica Bancorp (Banks)	707	39,776
Whitestone REIT (Equity Real Estate Investment Trusts)	2,122	20,753
Winnebago Industries, Inc. (Automobiles)	803	58,177
WisdomTree Investments, Inc. (Capital Markets)	3,076	17,441
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	2,484	74,122
World Acceptance Corp.* (Consumer Finance)	65	12,323

September 30, 2021 :: ProFund VP Small-Cap Value ::

Common Stocks, continued

	Shares	Value
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	3,095	$104,054
WSFS Financial Corp. (Thrifts & Mortgage Finance)	2,318	118,936
WW International, Inc.* (Diversified Consumer Services)	1,578	28,799
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	5,566	98,741
Xperi Holding Corp. (Software)	1,889	35,589
Zumiez, Inc.* (Specialty Retail)	470	18,687

TOTAL COMMON STOCKS
(Cost $18,133,414)		26,979,419

TOTAL INVESTMENT SECURITIES
(Cost $18,133,414) - 100.7%		26,979,419
Net other assets (liabilities) - (0.7)%		(193,880)

NET ASSETS - 100.0%		$26,785,539

*	Non-income producing security.

September 30, 2021 :: ProFund VP Small-Cap Value ::

ProFund VP Small-Cap Value invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$273,324	1.0%
Air Freight & Logistics	250,838	0.9%
Airlines	255,976	1.0%
Auto Components	170,909	0.6%
Automobiles	58,177	0.2%
Banks	4,305,313	16.0%
Beverages	69,533	0.3%
Biotechnology	317,560	1.2%
Building Products	459,977	1.7%
Capital Markets	121,451	0.5%
Chemicals	608,106	2.3%
Commercial Services & Supplies	752,274	2.8%
Communications Equipment	334,809	1.3%
Construction & Engineering	178,669	0.7%
Consumer Finance	166,750	0.6%
Containers & Packaging	130,417	0.5%
Diversified Consumer Services	230,907	0.9%
Diversified Telecommunication Services	111,495	0.4%
Electrical Equipment	134,902	0.5%
Electronic Equipment, Instruments & Components	1,028,864	3.9%
Energy Equipment & Services	640,267	2.4%
Entertainment	118,246	0.4%
Equity Real Estate Investment Trusts	2,627,968	9.8%
Food & Staples Retailing	250,355	0.9%
Food Products	398,723	1.4%
Gas Utilities	235,680	0.9%
Health Care Equipment & Supplies	593,987	2.2%
Health Care Providers & Services	686,418	2.6%
Health Care Technology	55,782	0.2%
Hotels, Restaurants & Leisure	447,464	1.7%
Household Durables	256,162	1.0%
Household Products	41,689	0.2%
Industrial Conglomerates	58,532	0.2%
Insurance	916,608	3.4%
Internet & Direct Marketing Retail	9,530	NM
IT Services	118,965	0.4%
Leisure Products	24,052	0.1%
Machinery	1,198,529	4.4%
Media	326,191	1.3%
Metals & Mining	537,584	2.0%
Mortgage Real Estate Investment Trusts	643,780	2.4%
Multiline Retail	343,543	1.3%
Multi-Utilities	165,878	0.6%
Oil, Gas & Consumable Fuels	1,249,023	4.7%
Paper & Forest Products	413,425	1.5%
Personal Products	184,221	0.7%
Pharmaceuticals	194,525	0.7%
Professional Services	264,010	1.0%
Real Estate Management & Development	142,962	0.5%
Road & Rail	120,467	0.4%
Semiconductors & Semiconductor Equipment	333,671	1.2%
Software	102,412	0.4%
Specialty Retail	1,584,719	5.9%
Technology Hardware, Storage & Peripherals	108,216	0.4%
Textiles, Apparel & Luxury Goods	424,939	1.6%
Thrifts & Mortgage Finance	559,841	2.1%
Tobacco	98,546	0.4%
Trading Companies & Distributors	335,554	1.3%
Water Utilities	179,798	0.7%
Wireless Telecommunication Services	26,906	0.1%
Other**	(193,880)	(0.7)%
Total	$26,785,539	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

September 30, 2021 :: ProFund VP Technology ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (91.0%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	411	$12,630
Adobe, Inc.* (Software)	1,683	968,937
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,285	440,927
Akamai Technologies, Inc.* (IT Services)	576	60,244
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	191	6,104
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,064	2,844,625
Alphabet, Inc.* - Class C (Interactive Media & Services)	996	2,654,649
Alteryx, Inc.* (Software)	210	15,351
Amdocs, Ltd. (IT Services)	451	34,145
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	350	8,733
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,901	318,379
Anaplan, Inc.* (Software)	511	31,115
Angi, Inc.* (Interactive Media & Services)	264	3,258
ANSYS, Inc.* (Software)	309	105,199
Appian Corp.* (Software)	140	12,951
Apple, Inc. (Technology Hardware, Storage & Peripherals)	55,484	7,850,985
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,230	415,798
AppLovin Corp.* - Class A (Software)	94	6,803
Arista Networks, Inc.* (Communications Equipment)	197	67,697
Asana, Inc.* - Class A (Software)	275	28,556
Aspen Technology, Inc.* (Software)	239	29,349
Autodesk, Inc.* (Software)	777	221,577
Avalara, Inc.* (Software)	305	53,305
Bentley Systems, Inc. - Class B (Software)	648	39,295
Bill.com Holdings, Inc.* (Software)	294	78,483
Black Knight, Inc.* (IT Services)	553	39,816
Blackbaud, Inc.* (Software)	148	10,412
Blackline, Inc.* (Software)	188	22,195
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,451	703,634
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	262	26,816
Bumble, Inc.* - Class A (Interactive Media & Services)	250	12,495
Cadence Design Systems, Inc.* (Software)	978	148,108
Cargurus, Inc.* (Interactive Media & Services)	301	9,454
CDK Global, Inc. (Software)	427	18,169
CDW Corp. (Electronic Equipment, Instruments & Components)	486	88,461
Ceridian HCM Holding, Inc.* (Software)	477	53,720
Cerner Corp. (Health Care Technology)	1,044	73,623
Chewy, Inc.* - Class A (Internet & Direct Marketing Retail)	305	20,774
Ciena Corp.* (Communications Equipment)	544	27,934
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	203	16,717
Cisco Systems, Inc. (Communications Equipment)	14,890	810,464
Citrix Systems, Inc. (Software)	438	47,028
Cloudflare, Inc.* - Class A (Software)	931	104,877
Cognizant Technology Solutions Corp. - Class A (IT Services)	1,857	137,808
Coupa Software, Inc.* (Software)	260	56,987
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	408	32,938
Crowdstrike Holdings, Inc.* - Class A (Software)	705	173,275
Datadog, Inc.* - Class A (Software)	847	119,723
Dell Technologies, Inc.* - Class C (Technology Hardware, Storage & Peripherals)	981	102,063
Digital Turbine, Inc.* (Software)	309	21,244
DocuSign, Inc.* (Software)	690	177,627
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	230	20,240
DoorDash, Inc.* - Class A (Internet & Direct Marketing Retail)	541	111,435
Dropbox, Inc.* (Software)	1,010	29,512
Duck Creek Technologies, Inc.* (Software)	262	11,591
DXC Technology Co.* (IT Services)	886	29,778
Dynatrace, Inc.* (Software)	691	49,040
eBay, Inc. (Internet & Direct Marketing Retail)	2,296	159,963
Elastic NV* (Software)	252	37,545
Enphase Energy, Inc.* (Electrical Equipment)	476	71,386
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	479	60,306
EPAM Systems, Inc.* (IT Services)	201	114,666
Etsy, Inc.* (Internet & Direct Marketing Retail)	447	92,958
F5 Networks, Inc.* (Communications Equipment)	212	42,141
Facebook, Inc.* - Class A (Interactive Media & Services)	8,424	2,859,021
Fair Isaac Corp.* (Software)	99	39,395
Fastly, Inc.* - Class A (IT Services)	372	15,044
FireEye, Inc.* (Software)	842	14,988
Five9, Inc.* (Software)	239	38,178
Fortinet, Inc.* (Software)	479	139,887
Garmin, Ltd. (Household Durables)	538	83,637
Gartner, Inc.* (IT Services)	295	89,645
GoDaddy, Inc.* - Class A (IT Services)	597	41,611
Guidewire Software, Inc.* (Software)	295	35,067
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	4,610	65,693
HP, Inc. (Technology Hardware, Storage & Peripherals)	4,241	116,034
HubSpot, Inc.* (Software)	158	106,822
IAC/InterActive Corp.* (Interactive Media & Services)	295	38,436
Intel Corp. (Semiconductors & Semiconductor Equipment)	14,335	763,770

:: ProFund VP Technology :: September 30, 2021

Common Stocks, continued

	Shares	Value
International Business Machines Corp. (IT Services)	3,168	$440,130
Intuit, Inc. (Software)	967	521,706
j2 Global, Inc.* (Software)	170	23,225
Juniper Networks, Inc. (Communications Equipment)	1,145	31,510
KLA Corp. (Semiconductors & Semiconductor Equipment)	540	180,635
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	503	286,282
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	482	31,161
Liberty Global PLC* - Class A (Media)	620	18,476
Liberty Global PLC* - Class C (Media)	1,212	35,706
Lumen Technologies, Inc. (Diversified Telecommunication Services)	3,509	43,477
Lumentum Holdings, Inc.* (Communications Equipment)	268	22,389
Manhattan Associates, Inc.* (Software)	224	34,279
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,895	174,597
Match Group, Inc.* (Interactive Media & Services)	978	153,536
McAfee Corp. - Class A (Software)	257	5,682
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	969	148,732
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,976	282,216
Microsoft Corp. (Software)	26,554	7,486,104
MicroStrategy, Inc.* (Software)	28	16,195
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	196	29,578
MongoDB, Inc.* (IT Services)	229	107,976
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	153	74,156
Motorola Solutions, Inc. (Communications Equipment)	598	138,927
nCino, Inc.* (Software)	199	14,135
NCR Corp.* (Technology Hardware, Storage & Peripherals)	462	17,907
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	792	71,090
New Relic, Inc.* (Software)	205	14,713
NortonLifelock, Inc. (Software)	2,050	51,865
Nuance Communications, Inc.* (Software)	1,006	55,370
Nutanix, Inc.* - Class A (Software)	719	27,106
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	8,805	1,824,045
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	936	183,334
Okta, Inc.* (IT Services)	441	104,667
Omnicell, Inc.* (Health Care Technology)	154	22,858
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,519	69,525
Oracle Corp. (Software)	5,820	507,097
Palantir Technologies, Inc.* - Class A (Software)	5,532	132,989
Palo Alto Networks, Inc.* (Software)	344	164,776
Paycom Software, Inc.* (Software)	170	84,278
Paylocity Holding Corp.* (Software)	139	38,976
Pegasystems, Inc. (Software)	144	18,302
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	212	20,986
PTC, Inc.* (Software)	374	44,801
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	937	23,575
Q2 Holdings, Inc.* (Software)	199	15,948
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	392	65,538
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,986	514,114
Qualtrics International, Inc.* - Class A (Software)	222	9,488
Rapid7, Inc.* (Software)	197	22,265
RingCentral, Inc.* - Class A (Software)	288	62,640
Salesforce.com, Inc.* (Software)	3,434	931,369
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	740	61,065
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	229	17,855
ServiceNow, Inc.* (Software)	700	435,589
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	144	20,183
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	583	96,067
Smartsheet, Inc.* (Software)	441	30,350
Snap, Inc.* (Interactive Media & Services)	3,700	273,319
Snowflake, Inc.* - Class A (IT Services)	806	243,759
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	184	48,800
SolarWinds Corp. (IT Services)	152	2,543
Splunk, Inc.* (Software)	578	83,642
SS&C Technologies Holdings, Inc. (Software)	785	54,479
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	147	15,303
Synopsys, Inc.* (Software)	540	161,681
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	582	63,537
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,262	626,989
Trade Desk, Inc. (The)* (Software)	1,533	107,770
Twilio, Inc.* (IT Services)	590	188,240
Twitter, Inc.* (Interactive Media & Services)	2,819	170,239
Tyler Technologies, Inc.* (Software)	145	66,504
Ubiquiti, Inc. (Communications Equipment)	22	6,571
UiPath, Inc.* - Class A (Software)	902	47,454
Unity Software, Inc.* (Software)	559	70,574
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	154	26,328
Varonis Systems, Inc.* (Software)	377	22,940
Veeva Systems, Inc.* - Class A (Health Care Technology)	489	140,915
Verint Systems, Inc.* (Software)	227	10,167
VeriSign, Inc.* (IT Services)	344	70,523
Viavi Solutions, Inc.* (Communications Equipment)	803	12,639
Vimeo, Inc.* (Interactive Media & Services)	545	16,007
VMware, Inc.*(a) - Class A (Software)	285	42,380
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	1,081	61,012

September 30, 2021 :: ProFund VP Technology ::

Common Stocks, continued

	Shares	Value
Workday, Inc.* - Class A (Software)	668	$166,927
Workiva, Inc.* (Software)	153	21,567
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	482	9,722
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	874	131,965
Zendesk, Inc.* (Software)	425	49,466
Zillow Group, Inc.* - Class A (Interactive Media & Services)	130	11,515
Zillow Group, Inc.* - Class C (Interactive Media & Services)	598	52,708
Zoom Video Communications, Inc.* - Class A (Software)	764	199,786
Zscaler, Inc.* (Software)	275	72,111

TOTAL COMMON STOCKS
(Cost $7,041,214)		44,054,869

Repurchase Agreements(b) (1.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $936,000	$936,000	$936,000
TOTAL REPURCHASE AGREEMENTS
(Cost $936,000)		936,000

Collateral for Securities Loaned (c) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(d)	42,021	$42,021
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $42,021)		42,021
TOTAL INVESTMENT SECURITIES
(Cost $8,019,235) - 93.0%		45,032,890
Net other assets (liabilities) - 7.0%		3,409,454

NET ASSETS - 100.0%		$48,442,344

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $40,595.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at September 30, 2021.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2021.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	10/25/21	0.57%	$4,396,917	$(49,224)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

:: ProFund VP Technology :: September 30, 2021

ProFund VP Technology invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Communications Equipment	$1,160,272	2.4%
Diversified Telecommunication Services	43,477	0.1%
Electrical Equipment	71,386	0.1%
Electronic Equipment, Instruments & Components	124,004	0.3%
Health Care Technology	237,396	0.5%
Household Durables	83,637	0.2%
Interactive Media & Services	9,099,262	18.8%
Internet & Direct Marketing Retail	385,130	0.8%
IT Services	1,720,595	3.6%
Media	54,182	0.1%
Semiconductors & Semiconductor Equipment	7,710,745	15.9%
Software	14,985,637	30.9%
Technology Hardware, Storage & Peripherals	8,379,146	17.3%
Other**	4,387,475	9.0%
Total	$48,442,344	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 :: ProFund VP Telecommunications ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.8%)

	Shares	Value
ADTRAN, Inc. (Communications Equipment)	1,012	$18,985
Anterix, Inc.* (Diversified Telecommunication Services)	378	22,945
Arista Networks, Inc.* (Communications Equipment)	841	289,001
AT&T, Inc. (Diversified Telecommunication Services)	10,954	295,867
ATN International, Inc. (Diversified Telecommunication Services)	229	10,729
CalAmp Corp.* (Communications Equipment)	737	7,333
Ciena Corp.* (Communications Equipment)	3,223	165,501
Cisco Systems, Inc. (Communications Equipment)	25,761	1,402,171
CommScope Holding Co., Inc.* (Communications Equipment)	4,254	57,812
Comtech Telecommunications Corp. (Communications Equipment)	542	13,881
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,502	13,803
EchoStar Corp.* - Class A (Communications Equipment)	859	21,913
Extreme Networks, Inc.* (Communications Equipment)	2,640	26,004
F5 Networks, Inc.* (Communications Equipment)	1,257	249,866
Garmin, Ltd. (Household Durables)	1,746	271,433
Globalstar, Inc.* (Diversified Telecommunication Services)	13,822	23,083
Harmonic, Inc.* (Communications Equipment)	2,121	18,559
Inseego Corp.* (Communications Equipment)	1,612	10,736
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,748	109,508
Juniper Networks, Inc. (Communications Equipment)	6,773	186,393
Liberty Global PLC* - Class A (Media)	3,493	104,091
Liberty Global PLC* - Class C (Media)	6,808	200,565
Liberty Latin America, Ltd.* - Class A (Media)	880	11,510
Liberty Latin America, Ltd.* - Class C (Media)	3,234	42,430
Lumen Technologies, Inc. (Diversified Telecommunication Services)	20,720	256,721
Lumentum Holdings, Inc.* (Communications Equipment)	1,581	132,077
Motorola Solutions, Inc. (Communications Equipment)	1,227	285,057
NETGEAR, Inc.* (Communications Equipment)	636	20,295
NetScout Systems, Inc.* (Communications Equipment)	1,543	41,584
Plantronics, Inc.* (Communications Equipment)	882	22,676
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	1,214	19,825
Ribbon Communications, Inc.* (Communications Equipment)	2,500	14,950
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,041	32,875
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	2,058	40,131
T-Mobile US, Inc.* (Wireless Telecommunication Services)	2,261	288,865
U.S. Cellular Corp.* (Wireless Telecommunication Services)	313	9,982
Ubiquiti, Inc. (Communications Equipment)	130	38,827
Verizon Communications, Inc. (Diversified Telecommunication Services)	27,533	1,487,056
ViaSat, Inc.* (Communications Equipment)	1,527	84,092
Viavi Solutions, Inc.* (Communications Equipment)	4,764	74,985

TOTAL COMMON STOCKS
(Cost $4,547,781)		6,424,117

Repurchase Agreements(a) (0.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $37,000	$37,000	$37,000
TOTAL REPURCHASE AGREEMENTS
(Cost $37,000)		37,000
TOTAL INVESTMENT SECURITIES
(Cost $4,584,781) - 100.4%		6,461,117
Net other assets (liabilities) - (0.4)%		(27,522)

NET ASSETS - 100.0%		$6,433,595

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Telecommunications :: September 30, 2021

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	10/25/21	0.57%	$11,698	$(714)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Telecommunications invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Communications Equipment	$3,182,698	49.4%
Diversified Telecommunication Services	2,239,537	34.8%
Household Durables	271,433	4.2%
Media	358,596	5.6%
Wireless Telecommunication Services	371,853	5.8%
Other**	9,478	0.2%
Total	$6,433,595	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 :: ProFund VP UltraBull ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (67.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	193	$33,856
A.O. Smith Corp. (Building Products)	44	2,687
Abbott Laboratories (Health Care Equipment & Supplies)	590	69,698
AbbVie, Inc. (Biotechnology)	589	63,535
ABIOMED, Inc.* (Health Care Equipment & Supplies)	15	4,883
Accenture PLC - Class A (IT Services)	211	67,503
Activision Blizzard, Inc. (Entertainment)	259	20,044
Adobe, Inc.* (Software)	158	90,964
Advance Auto Parts, Inc. (Specialty Retail)	21	4,387
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	404	41,572
Aflac, Inc. (Insurance)	205	10,687
Agilent Technologies, Inc. (Life Sciences Tools & Services)	102	16,068
Air Products & Chemicals, Inc. (Chemicals)	75	19,208
Akamai Technologies, Inc.* (IT Services)	54	5,648
Alaska Air Group, Inc.* (Airlines)	42	2,461
Albemarle Corp. (Chemicals)	40	8,759
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	46	8,789
Align Technology, Inc.* (Health Care Equipment & Supplies)	24	15,970
Allegion PLC (Building Products)	31	4,098
Alliant Energy Corp. (Electric Utilities)	83	4,646
Alphabet, Inc.* - Class A (Interactive Media & Services)	101	270,025
Alphabet, Inc.* - Class C (Interactive Media & Services)	94	250,539
Altria Group, Inc. (Tobacco)	615	27,995
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	145	476,331
Amcor PLC (Containers & Packaging)	516	5,980
Ameren Corp. (Multi-Utilities)	86	6,966
American Airlines Group, Inc.* (Airlines)	218	4,473
American Electric Power Co., Inc. (Electric Utilities)	167	13,557
American Express Co. (Consumer Finance)	213	35,684
American International Group, Inc. (Insurance)	286	15,699
American Tower Corp. (Equity Real Estate Investment Trusts)	151	40,077
American Water Works Co., Inc. (Water Utilities)	60	10,142
Ameriprise Financial, Inc. (Capital Markets)	39	10,301
AmerisourceBergen Corp. (Health Care Providers & Services)	50	5,973
AMETEK, Inc. (Electrical Equipment)	78	9,673
Amgen, Inc. (Biotechnology)	189	40,191
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	200	14,646
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	180	30,146
ANSYS, Inc.* (Software)	30	10,214
Anthem, Inc. (Health Care Providers & Services)	82	30,570
Aon PLC (Insurance)	77	22,004
APA Corp. (Oil, Gas & Consumable Fuels)	128	2,743
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,235	740,752
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	304	39,134
Aptiv PLC* (Auto Components)	90	13,407
Archer-Daniels-Midland Co. (Food Products)	187	11,222
Arista Networks, Inc.* (Communications Equipment)	17	5,842
Arthur J. Gallagher & Co. (Insurance)	68	10,108
Assurant, Inc. (Insurance)	19	2,997
AT&T, Inc. (Diversified Telecommunication Services)	2,381	64,311
Atmos Energy Corp. (Gas Utilities)	43	3,793
Autodesk, Inc.* (Software)	73	20,817
Automatic Data Processing, Inc. (IT Services)	141	28,189
AutoZone, Inc.* (Specialty Retail)	7	11,886
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	46	10,195
Avery Dennison Corp. (Containers & Packaging)	28	5,802
Baker Hughes Co. - Class A (Energy Equipment & Services)	277	6,850
Ball Corp. (Containers & Packaging)	108	9,716
Bank of America Corp. (Banks)	2,469	104,809
Bath & Body Works, Inc. (Household Durables)	89	5,610
Baxter International, Inc. (Health Care Equipment & Supplies)	165	13,271
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	96	23,599
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	618	168,677
Best Buy Co., Inc. (Specialty Retail)	76	8,034
Biogen, Inc.* (Biotechnology)	50	14,150
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	7	5,222
Bio-Techne Corp. (Life Sciences Tools & Services)	13	6,299
BlackRock, Inc. - Class A (Capital Markets)	47	39,417
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	13	30,860
BorgWarner, Inc. (Auto Components)	81	3,500
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	47	5,092
Boston Scientific Corp.* (Health Care Equipment & Supplies)	475	20,610
Bristol-Myers Squibb Co. (Pharmaceuticals)	741	43,845
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	137	66,435
Broadridge Financial Solutions, Inc. (IT Services)	40	6,666

:: ProFund VP UltraBull :: September 30, 2021

Common Stocks, continued

	Shares	Value
Brown & Brown, Inc. (Insurance)	79	$4,381
Brown-Forman Corp. - Class B (Beverages)	60	4,021
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	44	3,828
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	135	2,938
Cadence Design Systems, Inc.* (Software)	92	13,932
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	71	7,972
Campbell Soup Co. (Food Products)	69	2,885
Capital One Financial Corp. (Consumer Finance)	149	24,134
Cardinal Health, Inc. (Health Care Providers & Services)	96	4,748
CarMax, Inc.* (Specialty Retail)	54	6,910
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	268	6,703
Carrier Global Corp. (Building Products)	289	14,959
Catalent, Inc.* (Pharmaceuticals)	56	7,452
Caterpillar, Inc. (Machinery)	182	34,938
Cboe Global Markets, Inc. (Capital Markets)	36	4,459
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	112	10,904
CDW Corp. (Electronic Equipment, Instruments & Components)	46	8,373
Celanese Corp. (Chemicals)	38	5,724
Centene Corp.* (Health Care Providers & Services)	194	12,088
CenterPoint Energy, Inc. (Multi-Utilities)	200	4,920
Ceridian HCM Holding, Inc.* (Software)	45	5,068
Cerner Corp. (Health Care Technology)	99	6,981
CF Industries Holdings, Inc. (Chemicals)	72	4,019
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	16	6,603
Charter Communications, Inc.* - Class A (Media)	43	31,285
Chevron Corp. (Oil, Gas & Consumable Fuels)	646	65,537
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	9	16,358
Chubb, Ltd. (Insurance)	146	25,328
Church & Dwight Co., Inc. (Household Products)	82	6,771
Cigna Corp. (Health Care Providers & Services)	113	22,618
Cincinnati Financial Corp. (Insurance)	50	5,711
Cintas Corp. (Commercial Services & Supplies)	30	11,420
Cisco Systems, Inc. (Communications Equipment)	1,406	76,528
Citigroup, Inc. (Banks)	676	47,442
Citizens Financial Group, Inc. (Banks)	143	6,718
Citrix Systems, Inc. (Software)	42	4,510
CME Group, Inc. (Capital Markets)	120	23,206
CMS Energy Corp. (Multi-Utilities)	96	5,734
Cognizant Technology Solutions Corp. - Class A (IT Services)	176	13,061
Colgate-Palmolive Co. (Household Products)	281	21,238
Comcast Corp. - Class A (Media)	1,527	85,405
Comerica, Inc. (Banks)	45	3,623
Conagra Brands, Inc. (Food Products)	162	5,487
ConocoPhillips (Oil, Gas & Consumable Fuels)	446	30,225
Consolidated Edison, Inc. (Multi-Utilities)	117	8,493
Constellation Brands, Inc. - Class A (Beverages)	56	11,798
Copart, Inc.* (Commercial Services & Supplies)	70	9,710
Corning, Inc. (Electronic Equipment, Instruments & Components)	256	9,341
Corteva, Inc. (Chemicals)	244	10,268
Costco Wholesale Corp. (Food & Staples Retailing)	147	66,054
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	144	24,958
CSX Corp. (Road & Rail)	753	22,394
Cummins, Inc. (Machinery)	48	10,779
CVS Health Corp. (Health Care Providers & Services)	440	37,338
Danaher Corp. (Health Care Equipment & Supplies)	212	64,542
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	43	6,513
DaVita, Inc.* (Health Care Providers & Services)	22	2,558
Deere & Co. (Machinery)	95	31,832
Delta Air Lines, Inc.* (Airlines)	215	9,161
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	73	4,238
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	211	7,493
DexCom, Inc.* (Health Care Equipment & Supplies)	33	18,046
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	56	5,302
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	94	13,578
Discover Financial Services (Consumer Finance)	100	12,285
Discovery, Inc.*(a) (Media)	58	1,472
Discovery, Inc.* - Class C (Media)	103	2,500
DISH Network Corp.* - Class A (Media)	83	3,607
Dollar General Corp. (Multiline Retail)	80	16,971
Dollar Tree, Inc.* (Multiline Retail)	78	7,466
Dominion Energy, Inc. (Multi-Utilities)	269	19,643
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	12	5,724
Dover Corp. (Machinery)	48	7,464
Dow, Inc. (Chemicals)	249	14,332
DR Horton, Inc. (Household Durables)	108	9,069
DTE Energy Co. (Multi-Utilities)	65	7,261
Duke Energy Corp. (Electric Utilities)	256	24,983
Duke Realty Corp. (Equity Real Estate Investment Trusts)	127	6,079
DuPont de Nemours, Inc. (Chemicals)	176	11,966
DXC Technology Co.* (IT Services)	84	2,823
Eastman Chemical Co. (Chemicals)	45	4,533
Eaton Corp. PLC (Electrical Equipment)	133	19,858
eBay, Inc. (Internet & Direct Marketing Retail)	217	15,118
Ecolab, Inc. (Chemicals)	83	17,315
Edison International (Electric Utilities)	127	7,045
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	207	23,434
Electronic Arts, Inc. (Entertainment)	95	13,514

September 30, 2021 :: ProFund VP UltraBull ::

Common Stocks, continued

	Shares		Value
Eli Lilly & Co. (Pharmaceuticals)	264		$60,997
Emerson Electric Co. (Electrical Equipment)	200		18,840
Enphase Energy, Inc.* (Electrical Equipment)	45		6,749
Entergy Corp. (Electric Utilities)	66		6,554
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	194		15,572
Equifax, Inc. (Professional Services)	41		10,390
Equinix, Inc. (Equity Real Estate Investment Trusts)	31		24,494
Equity Residential (Equity Real Estate Investment Trusts)	114		9,225
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	21		6,715
Etsy, Inc.* (Internet & Direct Marketing Retail)	43		8,942
Everest Re Group, Ltd. (Insurance)	13		3,260
Evergy, Inc. (Electric Utilities)	77		4,789
Eversource Energy (Electric Utilities)	114		9,321
Exelon Corp. (Electric Utilities)	326		15,759
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	48		7,867
Expeditors International of Washington, Inc. (Air Freight & Logistics)	56		6,671
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	45		7,560
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,411		82,994
F5 Networks, Inc.* (Communications Equipment)	19		3,777
Facebook, Inc.* - Class A (Interactive Media & Services)	795		269,815
Fastenal Co. (Trading Companies & Distributors)	191		9,858
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	22		2,596
FedEx Corp. (Air Freight & Logistics)	83		18,201
Fidelity National Information Services, Inc. (IT Services)	206		25,066
Fifth Third Bancorp (Banks)	231		9,804
First Horizon Corp. (Banks)	—	(b)	5
First Republic Bank (Banks)	59		11,380
FirstEnergy Corp. (Electric Utilities)	181		6,447
Fiserv, Inc.* (IT Services)	199		21,592
FleetCor Technologies, Inc.* (IT Services)	28		7,316
FMC Corp. (Chemicals)	43		3,937
Ford Motor Co.* (Automobiles)	1,310		18,550
Fortinet, Inc.* (Software)	45		13,142
Fortive Corp. (Machinery)	120		8,468
Fortune Brands Home & Security, Inc. (Building Products)	46		4,113
Fox Corp. - Class A (Media)	108		4,332
Fox Corp. - Class B (Media)	50		1,856
Franklin Resources, Inc. (Capital Markets)	95		2,823
Freeport-McMoRan, Inc. (Metals & Mining)	489		15,907
Garmin, Ltd. (Household Durables)	51		7,928
Gartner, Inc.* (IT Services)	29		8,813
Generac Holdings, Inc.* (Electrical Equipment)	20		8,173
General Dynamics Corp. (Aerospace & Defense)	78		15,290
General Electric Co. (Industrial Conglomerates)	366		37,709
General Mills, Inc. (Food Products)	201		12,024
General Motors Co.* (Automobiles)	484		25,512
Genuine Parts Co. (Distributors)	47		5,698
Gilead Sciences, Inc. (Biotechnology)	419		29,267
Global Payments, Inc. (IT Services)	98		15,443
Globe Life, Inc. (Insurance)	32		2,849
Halliburton Co. (Energy Equipment & Services)	299		6,464
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	117		2,008
Hartford Financial Services Group, Inc. (Insurance)	115		8,079
Hasbro, Inc. (Leisure Products)	43		3,836
HCA Healthcare, Inc. (Health Care Providers & Services)	83		20,146
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	180		6,026
Henry Schein, Inc.* (Health Care Providers & Services)	46		3,503
Hess Corp. (Oil, Gas & Consumable Fuels)	91		7,108
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	437		6,227
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	93		12,286
Hologic, Inc.* (Health Care Equipment & Supplies)	85		6,274
Honeywell International, Inc. (Industrial Conglomerates)	231		49,036
Hormel Foods Corp. (Food Products)	95		3,895
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	239		3,903
Howmet Aerospace, Inc. (Aerospace & Defense)	130		4,056
HP, Inc. (Technology Hardware, Storage & Peripherals)	402		10,999
Humana, Inc. (Health Care Providers & Services)	43		16,733
Huntington Bancshares, Inc. (Banks)	494		7,637
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	13		2,510
IDEX Corp. (Machinery)	26		5,381
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	29		18,035
IHS Markit, Ltd. (Professional Services)	133		15,510
Illinois Tool Works, Inc. (Machinery)	96		19,836
Illumina, Inc.* (Life Sciences Tools & Services)	49		19,874
Incyte Corp.* (Biotechnology)	62		4,264
Ingersoll Rand, Inc.* (Machinery)	135		6,805
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,354		72,141
Intercontinental Exchange, Inc. (Capital Markets)	188		21,586
International Business Machines Corp. (IT Services)	298		41,401
International Flavors & Fragrances, Inc. (Chemicals)	83		11,099
International Paper Co. (Containers & Packaging)	131		7,326
Intuit, Inc. (Software)	91		49,095
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	40		39,766
Invesco, Ltd. (Capital Markets)	115		2,773
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	11		1,742

:: ProFund VP UltraBull :: September 30, 2021

Common Stocks, continued

	Shares	Value
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	64	$15,331
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	96	4,171
J.B. Hunt Transport Services, Inc. (Road & Rail)	29	4,849
Jack Henry & Associates, Inc. (IT Services)	26	4,266
Jacobs Engineering Group, Inc. (Construction & Engineering)	43	5,699
Johnson & Johnson (Pharmaceuticals)	877	141,635
Johnson Controls International PLC (Building Products)	238	16,202
JPMorgan Chase & Co. (Banks)	996	163,034
Juniper Networks, Inc. (Communications Equipment)	110	3,027
Kansas City Southern (Road & Rail)	31	8,390
Kellogg Co. (Food Products)	85	5,433
KeyCorp (Banks)	320	6,918
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	61	10,022
Kimberly-Clark Corp. (Household Products)	112	14,833
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	206	4,275
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	651	10,891
KLA Corp. (Semiconductors & Semiconductor Equipment)	51	17,060
L3Harris Technologies, Inc. (Aerospace & Defense)	66	14,536
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	33	9,288
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	47	26,750
Lamb Weston Holding, Inc. (Food Products)	48	2,946
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	116	4,246
Leggett & Platt, Inc. (Household Durables)	45	2,018
Leidos Holdings, Inc. (IT Services)	47	4,518
Lennar Corp. - Class A (Household Durables)	91	8,525
Lincoln National Corp. (Insurance)	59	4,056
Linde PLC (Chemicals)	173	50,755
Live Nation Entertainment, Inc.* (Entertainment)	44	4,010
LKQ Corp.* (Distributors)	90	4,529
Lockheed Martin Corp. (Aerospace & Defense)	83	28,643
Loews Corp. (Insurance)	68	3,667
Lowe's Cos., Inc. (Specialty Retail)	236	47,875
Lumen Technologies, Inc. (Diversified Telecommunication Services)	334	4,138
LyondellBasell Industries N.V. - Class A (Chemicals)	89	8,353
M&T Bank Corp. (Banks)	43	6,422
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	264	3,609
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	213	13,166
MarketAxess Holdings, Inc. (Capital Markets)	12	5,048
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	91	13,514
Marsh & McLennan Cos., Inc. (Insurance)	169	25,592
Martin Marietta Materials, Inc. (Construction Materials)	20	6,834
Masco Corp. (Building Products)	83	4,611
Mastercard, Inc. - Class A (IT Services)	290	100,827
Match Group, Inc.* (Interactive Media & Services)	92	14,443
McCormick & Co., Inc. (Food Products)	83	6,725
McDonald's Corp. (Hotels, Restaurants & Leisure)	249	60,035
McKesson Corp. (Health Care Providers & Services)	52	10,368
Medtronic PLC (Health Care Equipment & Supplies)	447	56,031
Merck & Co., Inc. (Pharmaceuticals)	844	63,393
MetLife, Inc. (Insurance)	243	15,000
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	7	9,642
MGM Resorts International (Hotels, Restaurants & Leisure)	133	5,739
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	91	13,968
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	375	26,618
Microsoft Corp. (Software)	2,505	706,211
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	40	7,470
Moderna, Inc.* (Biotechnology)	116	44,644
Mohawk Industries, Inc.* (Household Durables)	17	3,016
Molson Coors Beverage Co. - Class B (Beverages)	64	2,968
Mondelez International, Inc. - Class A (Food Products)	466	27,112
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	14	6,786
Monster Beverage Corp.* (Beverages)	126	11,193
Moody's Corp. (Capital Markets)	54	19,176
Morgan Stanley (Capital Markets)	487	47,389
Motorola Solutions, Inc. (Communications Equipment)	56	13,010
MSCI, Inc. - Class A (Capital Markets)	28	17,034
Nasdaq, Inc. (Capital Markets)	40	7,721
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	76	6,822
Netflix, Inc.* (Entertainment)	147	89,720
Newell Brands, Inc. (Household Durables)	128	2,834
Newmont Corp. (Metals & Mining)	266	14,444
News Corp. - Class A (Media)	132	3,106
News Corp. - Class B (Media)	43	999
NextEra Energy, Inc. (Electric Utilities)	654	51,353
Nielsen Holdings PLC (Professional Services)	121	2,322
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	426	61,867
NiSource, Inc. (Multi-Utilities)	132	3,198
Norfolk Southern Corp. (Road & Rail)	83	19,858
Northern Trust Corp. (Capital Markets)	69	7,439
Northrop Grumman Corp. (Aerospace & Defense)	50	18,008
NortonLifelock, Inc. (Software)	196	4,959
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	125	3,339
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	83	3,389
Nucor Corp. (Metals & Mining)	98	9,652

September 30, 2021 :: ProFund VP UltraBull ::

Common Stocks, continued

	Shares	Value
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	830	$171,944
NVR, Inc.* (Household Durables)	1	4,794
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	89	17,432
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	297	8,785
Old Dominion Freight Line, Inc. (Road & Rail)	32	9,151
Omnicom Group, Inc. (Media)	71	5,145
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	149	8,641
Oracle Corp. (Software)	549	47,834
O'Reilly Automotive, Inc.* (Specialty Retail)	22	13,443
Organon & Co. (Pharmaceuticals)	85	2,787
Otis Worldwide Corp. (Machinery)	142	11,684
PACCAR, Inc. (Machinery)	115	9,076
Packaging Corp. of America (Containers & Packaging)	32	4,398
Parker-Hannifin Corp. (Machinery)	43	12,024
Paychex, Inc. (IT Services)	106	11,920
Paycom Software, Inc.* (Software)	15	7,436
PayPal Holdings, Inc.* (IT Services)	392	102,002
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	52	3,768
Pentair PLC (Machinery)	54	3,922
People's United Financial, Inc. (Banks)	145	2,533
PepsiCo, Inc. (Beverages)	460	69,188
PerkinElmer, Inc. (Life Sciences Tools & Services)	38	6,585
Pfizer, Inc. (Pharmaceuticals)	1,870	80,429
Philip Morris International, Inc. (Tobacco)	520	49,291
Phillips 66 (Oil, Gas & Consumable Fuels)	146	10,224
Pinnacle West Capital Corp. (Electric Utilities)	38	2,750
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	77	12,821
Pool Corp. (Distributors)	13	5,647
PPG Industries, Inc. (Chemicals)	80	11,441
PPL Corp. (Electric Utilities)	258	7,193
Principal Financial Group, Inc. (Insurance)	83	5,345
Prologis, Inc. (Equity Real Estate Investment Trusts)	246	30,856
Prudential Financial, Inc. (Insurance)	129	13,571
PTC, Inc.* (Software)	35	4,193
Public Service Enterprise Group, Inc. (Multi-Utilities)	169	10,292
Public Storage (Equity Real Estate Investment Trusts)	51	15,152
PulteGroup, Inc. (Household Durables)	87	3,995
PVH Corp.* (Textiles, Apparel & Luxury Goods)	24	2,467
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	38	6,353
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	376	48,496
Quanta Services, Inc. (Construction & Engineering)	46	5,236
Quest Diagnostics, Inc. (Health Care Providers & Services)	41	5,958
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	15	1,666
Raymond James Financial, Inc. (Capital Markets)	64	5,860
Raytheon Technologies Corp. (Aerospace & Defense)	503	43,237
Realty Income Corp. (Equity Real Estate Investment Trusts)	130	8,432
Regency Centers Corp. (Equity Real Estate Investment Trusts)	51	3,434
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	35	21,181
Regions Financial Corp. (Banks)	320	6,819
Republic Services, Inc. - Class A (Commercial Services & Supplies)	69	8,284
ResMed, Inc. (Health Care Equipment & Supplies)	48	12,650
Robert Half International, Inc. (Professional Services)	38	3,813
Rockwell Automation, Inc. (Electrical Equipment)	40	11,762
Rollins, Inc. (Commercial Services & Supplies)	76	2,685
Roper Technologies, Inc. (Industrial Conglomerates)	35	15,615
Ross Stores, Inc. (Specialty Retail)	118	12,844
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	76	6,760
S&P Global, Inc. (Capital Markets)	81	34,416
Salesforce.com, Inc.* (Software)	324	87,875
SBA Communications Corp. (Equity Real Estate Investment Trusts)	37	12,231
Schlumberger, Ltd. (Energy Equipment & Services)	468	13,872
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	69	5,694
Sealed Air Corp. (Containers & Packaging)	50	2,740
Sempra Energy (Multi-Utilities)	106	13,409
ServiceNow, Inc.* (Software)	65	40,448
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	109	14,167
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	54	8,898
Snap-on, Inc. (Machinery)	17	3,552
Southwest Airlines Co.* (Airlines)	197	10,132
Stanley Black & Decker, Inc. (Machinery)	54	9,467
Starbucks Corp. (Hotels, Restaurants & Leisure)	393	43,352
State Street Corp. (Capital Markets)	122	10,336
STERIS PLC (Health Care Equipment & Supplies)	34	6,946
Stryker Corp. (Health Care Equipment & Supplies)	112	29,537
SVB Financial Group* (Banks)	19	12,291
Synchrony Financial (Consumer Finance)	190	9,287
Synopsys, Inc.* (Software)	51	15,270
Sysco Corp. (Food & Staples Retailing)	170	13,345
T. Rowe Price Group, Inc. (Capital Markets)	77	15,146
Take-Two Interactive Software, Inc.* (Entertainment)	40	6,163
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	94	3,480
Target Corp. (Multiline Retail)	163	37,290
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	109	14,958
Teledyne Technologies, Inc.* (Aerospace & Defense)	15	6,444

:: ProFund VP UltraBull :: September 30, 2021

Common Stocks, continued

	Shares	Value
Teleflex, Inc. (Health Care Equipment & Supplies)	15	$5,648
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	54	5,895
Tesla, Inc.* (Automobiles)	271	210,154
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	307	59,008
Textron, Inc. (Aerospace & Defense)	76	5,306
The AES Corp. (Independent Power and Renewable Electricity Producers)	224	5,114
The Allstate Corp. (Insurance)	99	12,604
The Bank of New York Mellon Corp. (Capital Markets)	264	13,686
The Boeing Co.* (Aerospace & Defense)	184	40,468
The Charles Schwab Corp. (Capital Markets)	501	36,493
The Clorox Co. (Household Products)	41	6,790
The Coca-Cola Co. (Beverages)	1,295	67,948
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	16	6,613
The Estee Lauder Co., Inc. (Personal Products)	78	23,395
The Gap, Inc. (Specialty Retail)	73	1,657
The Goldman Sachs Group, Inc. (Capital Markets)	112	42,338
The Hershey Co. (Food Products)	48	8,124
The Home Depot, Inc. (Specialty Retail)	354	116,204
The Interpublic Group of Cos., Inc. (Media)	132	4,840
The JM Smucker Co. - Class A (Food Products)	36	4,321
The Kraft Heinz Co. (Food Products)	225	8,285
The Kroger Co. (Food & Staples Retailing)	228	9,218
The Mosaic Co. (Chemicals)	117	4,179
The PNC Financial Services Group, Inc. (Banks)	141	27,585
The Procter & Gamble Co. (Household Products)	809	113,098
The Progressive Corp. (Insurance)	195	17,626
The Sherwin-Williams Co. (Chemicals)	81	22,658
The Southern Co. (Electric Utilities)	353	21,875
The TJX Cos., Inc. (Specialty Retail)	402	26,524
The Travelers Cos., Inc. (Insurance)	83	12,617
The Walt Disney Co.* (Entertainment)	606	102,516
The Western Union Co. (IT Services)	138	2,790
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	407	10,558
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	132	75,415
T-Mobile US, Inc.* (Wireless Telecommunication Services)	195	24,913
Tractor Supply Co. (Specialty Retail)	39	7,902
Trane Technologies PLC (Building Products)	80	13,812
TransDigm Group, Inc.* (Aerospace & Defense)	17	10,618
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	84	6,909
Truist Financial Corp. (Banks)	446	26,158
Twitter, Inc.* (Interactive Media & Services)	266	16,064
Tyler Technologies, Inc.* (Software)	13	5,962
Tyson Foods, Inc. - Class A (Food Products)	98	7,736
U.S. Bancorp (Banks)	450	26,748
UDR, Inc. (Equity Real Estate Investment Trusts)	93	4,927
Ulta Beauty, Inc.* (Specialty Retail)	17	6,136
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	65	1,312
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	71	1,244
Union Pacific Corp. (Road & Rail)	217	42,535
United Airlines Holdings , Inc.* (Airlines)	108	5,138
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	243	44,251
United Rentals, Inc.* (Trading Companies & Distributors)	24	8,422
UnitedHealth Group, Inc. (Health Care Providers & Services)	314	122,691
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	26	3,598
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	137	9,668
Ventas, Inc. (Equity Real Estate Investment Trusts)	127	7,012
VeriSign, Inc.* (IT Services)	33	6,765
Verisk Analytics, Inc. - Class A (Professional Services)	54	10,815
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,380	74,534
Vertex Pharmaceuticals, Inc.* (Biotechnology)	87	15,781
VF Corp. (Textiles, Apparel & Luxury Goods)	108	7,235
ViacomCBS, Inc. - Class B (Media)	203	8,021
Viatris, Inc. (Pharmaceuticals)	404	5,474
Visa, Inc. - Class A (IT Services)	563	125,407
Vornado Realty Trust (Equity Real Estate Investment Trusts)	53	2,227
Vulcan Materials Co. (Construction Materials)	44	7,443
W.R. Berkley Corp. (Insurance)	46	3,366
W.W. Grainger, Inc. (Trading Companies & Distributors)	15	5,896
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	239	11,245
Walmart, Inc. (Food & Staples Retailing)	477	66,485
Waste Management, Inc. (Commercial Services & Supplies)	129	19,268
Waters Corp.* (Life Sciences Tools & Services)	20	7,146
WEC Energy Group, Inc. (Multi-Utilities)	104	9,173
Wells Fargo & Co. (Banks)	1,369	63,535
Welltower, Inc. (Equity Real Estate Investment Trusts)	140	11,536
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	26	11,038
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	102	5,757
Westinghouse Air Brake Technologies Corp. (Machinery)	63	5,431
WestRock Co. (Containers & Packaging)	89	4,435
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	251	8,928
Whirlpool Corp. (Household Durables)	20	4,077
Willis Towers Watson PLC (Insurance)	43	9,996
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	35	2,966
Xcel Energy, Inc. (Electric Utilities)	180	11,250
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	83	12,532
Xylem, Inc. (Machinery)	59	7,297

September 30, 2021 :: ProFund VP UltraBull ::

Common Stocks, continued

	Shares	Value
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	99	$12,109
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	17	8,762
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	69	10,099
Zions Bancorp (Banks)	54	3,342
Zoetis, Inc. (Pharmaceuticals)	157	30,480

TOTAL COMMON STOCKS (Cost $3,804,893)		12,178,922

Repurchase Agreements(c)(d) (26.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $4,857,000	$4,857,000	$4,857,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,857,000)		4,857,000

Collateral for Securities Loaned (e) (NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(f)	1,222	$1,222
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,222)		1,222
TOTAL INVESTMENT SECURITIES (Cost $8,663,115) - 94.0%		17,037,144
Net other assets (liabilities) - 6.0%		1,078,168

NET ASSETS - 100.0%		$18,115,312

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $1,193.
(b)	Number of shares is less than 0.50.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2021, the aggregate amount held in a segregated account was $3,023,000.
(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Securities were purchased with cash collateral held from securities on loan at September 30, 2021.
(f)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2021.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	16	12/20/21	$3,438,200	$(143,126)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	10/27/21	0.62%	$4,975,209	$(170,150)
SPDR S&P 500 ETF	Goldman Sachs International	10/27/21	0.52%	3,733,369	(117,613)
				$8,708,578	$(287,763)

S&P 500	UBS AG	10/27/21	0.57%	$5,780,719	$(163,404)
SPDR S&P 500 ETF	UBS AG	10/27/21	0.17%	4,006,629	(126,101)
				$9,787,348	$(289,505)
				$18,495,926	$(577,268)

:: ProFund VP UltraBull :: September 30, 2021

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraBull invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$189,116	1.1%
Air Freight & Logistics	72,951	0.4%
Airlines	31,365	0.2%
Auto Components	16,907	0.1%
Automobiles	254,216	1.4%
Banks	536,803	3.1%
Beverages	167,116	1.0%
Biotechnology	233,013	1.3%
Building Products	60,482	0.3%
Capital Markets	366,647	2.0%
Chemicals	208,546	1.2%
Commercial Services & Supplies	51,367	0.3%
Communications Equipment	102,184	0.6%
Construction & Engineering	10,935	0.1%
Construction Materials	14,277	0.1%
Consumer Finance	81,390	0.4%
Containers & Packaging	40,397	0.2%
Distributors	15,874	0.1%
Diversified Financial Services	168,677	0.9%
Diversified Telecommunication Services	142,983	0.8%
Electric Utilities	187,522	1.1%
Electrical Equipment	75,055	0.4%
Electronic Equipment, Instruments & Components	74,753	0.4%
Energy Equipment & Services	27,186	0.2%
Entertainment	235,967	1.3%
Equity Real Estate Investment Trusts	304,105	1.6%
Food & Staples Retailing	166,347	0.9%
Food Products	106,195	0.6%
Gas Utilities	3,793	NM
Health Care Equipment & Supplies	460,928	2.5%
Health Care Providers & Services	308,178	1.7%
Health Care Technology	6,981	NM
Hotels, Restaurants & Leisure	211,384	1.2%
Household Durables	51,866	0.3%
Household Products	162,730	0.9%
Independent Power and Renewable Electricity Producers	8,503	NM
Industrial Conglomerates	136,216	0.8%
Insurance	234,543	1.3%
Interactive Media & Services	820,886	4.6%
Internet & Direct Marketing Retail	539,118	3.0%
IT Services	602,016	3.3%
Leisure Products	3,836	NM
Life Sciences Tools & Services	168,185	0.9%
Machinery	187,956	1.0%
Media	152,568	0.8%
Metals & Mining	40,003	0.2%
Multiline Retail	61,727	0.3%
Multi-Utilities	89,089	0.5%
Oil, Gas & Consumable Fuels	308,275	1.7%
Personal Products	23,395	0.1%
Pharmaceuticals	436,492	2.4%
Professional Services	42,850	0.2%
Real Estate Management & Development	10,904	0.1%
Road & Rail	107,177	0.6%
Semiconductors & Semiconductor Equipment	671,168	3.7%
Software	1,127,930	6.1%
Specialty Retail	263,802	1.5%
Technology Hardware, Storage & Peripherals	776,251	4.3%
Textiles, Apparel & Luxury Goods	81,279	0.4%
Tobacco	77,286	0.4%
Trading Companies & Distributors	24,176	0.1%
Water Utilities	10,142	0.1%
Wireless Telecommunication Services	24,913	0.1%
Other**	5,936,390	32.8%
Total	$18,115,312	100.0%

September 30, 2021 :: ProFund VP UltraBull ::

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

September 30, 2021 :: ProFund VP UltraMid-Cap ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (76.9%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	525	$33,485
ACI Worldwide, Inc.* (Software)	686	21,081
Acuity Brands, Inc. (Electrical Equipment)	209	36,234
Adient PLC* (Auto Components)	550	22,798
AECOM* (Construction & Engineering)	841	53,109
Affiliated Managers Group, Inc. (Capital Markets)	241	36,413
AGCO Corp. (Machinery)	361	44,233
Alleghany Corp.* (Insurance)	81	50,576
ALLETE, Inc. (Electric Utilities)	305	18,154
Alliance Data Systems Corp. (IT Services)	291	29,359
Amedisys, Inc.* (Health Care Providers & Services)	191	28,478
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	812	39,341
American Eagle Outfitters, Inc. (Specialty Retail)	891	22,988
American Financial Group, Inc. (Insurance)	386	48,569
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	585	14,596
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,896	19,756
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	917	44,759
AptarGroup, Inc. (Containers & Packaging)	385	45,950
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	419	47,050
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	609	38,020
ASGN, Inc.* (Professional Services)	309	34,960
Ashland Global Holdings, Inc. (Chemicals)	330	29,410
Aspen Technology, Inc.* (Software)	397	48,752
Associated Banc-Corp. (Banks)	893	19,128
AutoNation, Inc.* (Specialty Retail)	255	31,049
Avient Corp. (Chemicals)	533	24,705
Avis Budget Group, Inc.* (Road & Rail)	276	32,157
Avnet, Inc. (Electronic Equipment, Instruments & Components)	581	21,480
Axon Enterprise, Inc.* (Aerospace & Defense)	384	67,208
BancorpSouth Bank (Banks)	634	18,881
Bank of Hawaii Corp. (Banks)	236	19,392
Bank OZK (Banks)	712	30,602
Belden, Inc. (Electronic Equipment, Instruments & Components)	262	15,264
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	801	43,991
Black Hills Corp. (Multi-Utilities)	371	23,284
Blackbaud, Inc.* (Software)	246	17,306
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	478	30,238
Brighthouse Financial, Inc.* (Insurance)	485	21,937
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,734	38,339
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	434	44,420
Brunswick Corp. (Leisure Products)	453	43,157
Builders FirstSource, Inc.* (Building Products)	1,210	62,605
Cable One, Inc. (Media)	29	52,580
Cabot Corp. (Chemicals)	331	16,590
CACI International, Inc.* - Class A (IT Services)	138	36,170
Callaway Golf Co.* (Leisure Products)	684	18,899
Camden Property Trust (Equity Real Estate Investment Trusts)	587	86,565
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	888	42,988
Carlisle Cos., Inc. (Industrial Conglomerates)	304	60,432
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	257	24,991
Casey's General Stores, Inc. (Food & Staples Retailing)	216	40,705
Cathay General Bancorp (Banks)	456	18,874
CDK Global, Inc. (Software)	711	30,253
Cerence, Inc.* (Software)	222	21,336
ChampionX Corp.* (Energy Equipment & Services)	1,179	26,362
Chemed Corp. (Health Care Providers & Services)	92	42,791
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	192	24,263
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	202	48,495
Ciena Corp.* (Communications Equipment)	904	46,421
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	600	52,321
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	336	27,670
CIT Group, Inc. (Banks)	579	30,079
Clean Harbors, Inc.* (Commercial Services & Supplies)	292	30,330
Cleveland-Cliffs, Inc.* (Metals & Mining)	2,656	52,615
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	171	21,072
CNO Financial Group, Inc. (Insurance)	746	17,561
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,273	16,065
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,032	82,786
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	143	35,763
Colfax Corp.* (Machinery)	756	34,700
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	204	19,551
Commerce Bancshares, Inc. (Banks)	621	43,271
Commercial Metals Co. (Metals & Mining)	704	21,444
CommVault Systems, Inc.* (Software)	268	20,183
Compass Minerals International, Inc. (Metals & Mining)	199	12,816
Concentrix Corp.* (IT Services)	250	44,250
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	258	35,743
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	656	17,699

September 30, 2021 :: ProFund VP UltraMid-Cap ::

Common Stocks, continued

	Shares	Value
Coty, Inc.* - Class A (Personal Products)	1,954	$15,358
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	868	32,368
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	139	19,438
Crane Co. (Machinery)	291	27,590
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	674	54,412
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	364	52,227
Cullen/Frost Bankers, Inc. (Banks)	331	39,263
Curtiss-Wright Corp. (Aerospace & Defense)	239	30,157
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	724	56,045
Dana, Inc. (Auto Components)	848	18,860
Darling Ingredients, Inc.* (Food Products)	946	68,018
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	162	58,352
Dick's Sporting Goods, Inc. (Specialty Retail)	383	45,872
Digital Turbine, Inc.* (Software)	511	35,131
Donaldson Co., Inc. (Machinery)	733	42,082
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,025	32,400
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	566	26,172
Dycom Industries, Inc.* (Construction & Engineering)	180	12,823
Eagle Materials, Inc. (Construction Materials)	245	32,134
East West Bancorp, Inc. (Banks)	829	64,280
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	236	39,325
EMCOR Group, Inc. (Construction & Engineering)	314	36,229
Emergent BioSolutions, Inc.* (Biotechnology)	279	13,970
Encompass Health Corp. (Health Care Providers & Services)	581	43,598
Energizer Holdings, Inc. (Household Products)	367	14,331
EnerSys (Electrical Equipment)	248	18,461
Envestnet, Inc.* (Software)	318	25,516
Envista Holdings Corp.* (Health Care Equipment & Supplies)	942	39,385
EPR Properties (Equity Real Estate Investment Trusts)	437	21,579
EQT Corp.* (Oil, Gas & Consumable Fuels)	1,765	36,112
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	2,374	24,072
Essent Group, Ltd. (Thrifts & Mortgage Finance)	653	28,739
Essential Utilities, Inc. (Water Utilities)	1,306	60,180
Evercore Partners, Inc. - Class A (Capital Markets)	232	31,011
Exelixis, Inc.* (Biotechnology)	1,840	38,898
F.N.B. Corp. (Banks)	1,866	21,683
FactSet Research Systems, Inc. (Capital Markets)	221	87,247
Fair Isaac Corp.* (Software)	166	66,057
Federated Hermes, Inc. - Class B (Capital Markets)	570	18,525
First American Financial Corp. (Insurance)	642	43,046
First Financial Bankshares, Inc. (Banks)	748	34,371
First Horizon Corp. (Banks)	3,208	52,258
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	754	39,268
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	577	55,080
FirstCash, Inc. (Consumer Finance)	236	20,650
Five Below, Inc.* (Specialty Retail)	327	57,817
Flowers Foods, Inc. (Food Products)	1,162	27,458
Flowserve Corp. (Machinery)	761	26,384
Fluor Corp.* (Construction & Engineering)	826	13,191
Foot Locker, Inc. (Specialty Retail)	526	24,017
Fox Factory Holding Corp.* (Auto Components)	246	35,557
FTI Consulting, Inc.* (Professional Services)	200	26,940
Fulton Financial Corp. (Banks)	952	14,547
GameStop Corp.* - Class A (Specialty Retail)	363	63,696
GATX Corp. (Trading Companies & Distributors)	207	18,539
Genpact, Ltd. (IT Services)	1,009	47,937
Gentex Corp. (Auto Components)	1,395	46,006
Glacier Bancorp, Inc. (Banks)	632	34,981
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	457	35,015
Graco, Inc. (Machinery)	991	69,340
Graham Holdings Co. - Class B (Diversified Consumer Services)	24	14,140
Grand Canyon Education, Inc.* (Diversified Consumer Services)	264	23,221
Greif, Inc. - Class A (Containers & Packaging)	155	10,013
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	510	11,001
GXO Logistics, Inc.* (Air Freight & Logistics)	576	45,181
H&R Block, Inc. (Diversified Consumer Services)	1,040	26,000
Haemonetics Corp.* (Health Care Equipment & Supplies)	298	21,036
Halozyme Therapeutics, Inc.* (Biotechnology)	831	33,805
Hancock Whitney Corp. (Banks)	507	23,890
Harley-Davidson, Inc. (Automobiles)	898	32,876
Hawaiian Electric Industries, Inc. (Electric Utilities)	638	26,050
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	850	25,313
HealthEquity, Inc.* (Health Care Providers & Services)	487	31,538
Helen of Troy, Ltd.* (Household Durables)	141	31,680
Herman Miller, Inc. (Commercial Services & Supplies)	440	16,570
Hexcel Corp.* (Aerospace & Defense)	490	29,101
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	609	26,711
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	384	57,600

September 30, 2021 :: ProFund VP UltraMid-Cap ::

Common Stocks, continued

	Shares	Value
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	873	$28,922
Home BancShares, Inc. (Banks)	882	20,753
Hubbell, Inc. (Electrical Equipment)	318	57,453
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	890	23,380
IAA, Inc.* (Commercial Services & Supplies)	787	42,947
ICU Medical, Inc.* (Health Care Equipment & Supplies)	116	27,072
IDACORP, Inc. (Electric Utilities)	295	30,497
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	613	36,388
Ingevity Corp.* (Chemicals)	231	16,486
Ingredion, Inc. (Food Products)	391	34,803
Insperity, Inc. (Professional Services)	210	23,255
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	425	29,104
Interactive Brokers Group, Inc. (Capital Markets)	510	31,793
International Bancshares Corp. (Banks)	311	12,950
Iridium Communications, Inc.* (Diversified Telecommunication Services)	770	30,685
ITT, Inc. (Machinery)	503	43,178
j2 Global, Inc.* (Software)	282	38,527
Jabil, Inc. (Electronic Equipment, Instruments & Components)	852	49,731
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	127	12,361
Janus Henderson Group PLC (Capital Markets)	1,007	41,619
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	357	46,485
JBG Smith Properties (Equity Real Estate Investment Trusts)	678	20,076
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,154	42,848
JetBlue Airways Corp.* (Airlines)	1,857	28,394
John Wiley & Sons, Inc. - Class A (Media)	254	13,261
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	296	73,435
KAR Auction Services, Inc.* (Commercial Services & Supplies)	696	11,407
KB Home (Household Durables)	525	20,433
KBR, Inc. (IT Services)	822	32,387
Kemper Corp. (Insurance)	349	23,310
Kennametal, Inc. (Machinery)	488	16,704
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	612	40,521
Kinsale Capital Group, Inc. (Insurance)	125	20,213
Kirby Corp.* (Marine)	351	16,834
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	969	49,564
Kohl's Corp. (Multiline Retail)	912	42,947
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	507	57,519
Lancaster Colony Corp. (Food Products)	116	19,582
Landstar System, Inc. (Road & Rail)	224	35,352
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	796	51,461
Lear Corp. (Auto Components)	349	54,611
LendingTree, Inc.* (Thrifts & Mortgage Finance)	67	9,369
Lennox International, Inc. (Building Products)	200	58,834
LHC Group, Inc.* (Health Care Providers & Services)	185	29,028
Life Storage, Inc. (Equity Real Estate Investment Trusts)	457	52,436
Lincoln Electric Holdings, Inc. (Machinery)	347	44,690
Lithia Motors, Inc. - Class A (Specialty Retail)	177	56,116
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	144	39,351
LivaNova PLC* (Health Care Equipment & Supplies)	311	24,628
LiveRamp Holdings, Inc.* (IT Services)	397	18,750
Louisiana-Pacific Corp. (Paper & Forest Products)	556	34,122
Lumentum Holdings, Inc.* (Communications Equipment)	443	37,008
Manhattan Associates, Inc.* (Software)	370	56,621
ManpowerGroup, Inc. (Professional Services)	317	34,325
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	249	39,175
Masimo Corp.* (Health Care Equipment & Supplies)	296	80,129
MasTec, Inc.* (Construction & Engineering)	334	28,818
Mattel, Inc.* (Leisure Products)	2,038	37,825
MAXIMUS, Inc. (IT Services)	359	29,869
MDU Resources Group, Inc. (Multi-Utilities)	1,182	35,070
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,479	69,824
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	167	31,610
Mercury General Corp. (Insurance)	155	8,629
Mercury Systems, Inc.* (Aerospace & Defense)	328	15,554
MGIC Investment Corp. (Thrifts & Mortgage Finance)	1,982	29,651
Mimecast, Ltd.* (Software)	357	22,705
Minerals Technologies, Inc. (Chemicals)	196	13,689
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	324	48,895
Molina Healthcare, Inc.* (Health Care Providers & Services)	341	92,517
MSA Safety, Inc. (Commercial Services & Supplies)	213	31,034
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	274	21,972
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	848	21,175
Murphy USA, Inc. (Specialty Retail)	139	23,249
National Fuel Gas Co. (Gas Utilities)	532	27,941
National Instruments Corp. (Electronic Equipment, Instruments & Components)	777	30,482
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,025	44,270
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	476	25,128
Navient Corp. (Consumer Finance)	980	19,335
NCR Corp.* (Technology Hardware, Storage & Peripherals)	767	29,728
Nektar Therapeutics* (Pharmaceuticals)	1,073	19,271

September 30, 2021 :: ProFund VP UltraMid-Cap ::

Common Stocks, continued

	Shares	Value
Neogen Corp.* (Health Care Equipment & Supplies)	628	$27,274
NetScout Systems, Inc.* (Communications Equipment)	433	11,669
Neurocrine Biosciences, Inc.* (Biotechnology)	553	53,038
New Jersey Resources Corp. (Gas Utilities)	563	19,598
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,716	34,954
NewMarket Corp. (Chemicals)	42	14,228
Nordson Corp. (Machinery)	316	75,255
Nordstrom, Inc.* (Multiline Retail)	649	17,166
NorthWestern Corp. (Multi-Utilities)	301	17,247
NOV, Inc.* (Energy Equipment & Services)	2,282	29,917
Nu Skin Enterprises, Inc. - Class A (Personal Products)	293	11,858
NuVasive, Inc.* (Health Care Equipment & Supplies)	302	18,075
nVent Electric PLC (Electrical Equipment)	982	31,748
OGE Energy Corp. (Electric Utilities)	1,169	38,530
Old Republic International Corp. (Insurance)	1,660	38,396
Olin Corp. (Chemicals)	843	40,675
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	355	21,399
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,395	41,794
ONE Gas, Inc. (Gas Utilities)	312	19,771
Option Care Health, Inc.* (Health Care Providers & Services)	809	19,626
Oshkosh Corp. (Machinery)	401	41,050
Owens Corning (Building Products)	602	51,471
PacWest Bancorp (Banks)	685	31,044
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	190	24,128
Park Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	1,381	26,432
Patterson Cos., Inc. (Health Care Providers & Services)	504	15,191
Paylocity Holding Corp.* (Software)	230	64,492
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	767	17,188
Penumbra, Inc.* (Health Care Equipment & Supplies)	201	53,567
Performance Food Group Co.* (Food & Staples Retailing)	898	41,721
Perrigo Co. PLC (Pharmaceuticals)	781	36,965
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,270	22,377
Pilgrim's Pride Corp.* (Food Products)	285	8,288
Pinnacle Financial Partners, Inc. (Banks)	444	41,772
PNM Resources, Inc. (Electric Utilities)	501	24,789
Polaris, Inc. (Leisure Products)	333	39,847
Post Holdings, Inc.* (Food Products)	342	37,675
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	392	20,219
Primerica, Inc. (Insurance)	231	35,489
PROG Holdings, Inc.* (Consumer Finance)	388	16,300
Progyny, Inc.* (Health Care Providers & Services)	402	22,512
Prosperity Bancshares, Inc. (Banks)	543	38,624
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	117	18,339
Qualys, Inc.* (Software)	196	21,813
Quidel Corp.* (Health Care Equipment & Supplies)	221	31,194
R1 RCM, Inc.* (Health Care Providers & Services)	782	17,212
Rayonier, Inc. (Equity Real Estate Investment Trusts)	825	29,436
Regal Beloit Corp. (Electrical Equipment)	238	35,781
Reinsurance Group of America, Inc. (Insurance)	397	44,170
Reliance Steel & Aluminum Co. (Metals & Mining)	371	52,838
RenaissanceRe Holdings, Ltd. (Insurance)	275	38,335
Repligen Corp.* (Biotechnology)	299	86,407
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	804	45,627
RH* (Specialty Retail)	99	66,023
RLI Corp. (Insurance)	232	23,263
Royal Gold, Inc. (Metals & Mining)	383	36,573
RPM International, Inc. (Chemicals)	758	58,858
Ryder System, Inc. (Road & Rail)	314	25,971
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,290	18,989
Sabre Corp.* (IT Services)	1,884	22,307
Saia, Inc.* (Road & Rail)	154	36,657
Sailpoint Technologies Holding, Inc.* (Software)	543	23,284
Sanderson Farms, Inc. (Food Products)	124	23,337
Science Applications International Corp. (IT Services)	338	28,919
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	563	46,768
SEI Investments Co. (Capital Markets)	626	37,122
Selective Insurance Group, Inc. (Insurance)	351	26,511
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	379	29,551
Sensient Technologies Corp. (Chemicals)	246	22,406
Service Corp. International (Diversified Consumer Services)	979	58,995
Signature Bank (Banks)	354	96,386
Silgan Holdings, Inc. (Containers & Packaging)	490	18,796
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	237	33,218
Simpson Manufacturing Co., Inc. (Building Products)	254	27,170
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	451	19,168
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	788	33,191
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	392	27,769
SLM Corp. (Consumer Finance)	1,786	31,434
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	305	80,892
Sonoco Products Co. (Containers & Packaging)	574	34,199
Southwest Gas Holdings, Inc. (Gas Utilities)	345	23,074
Spire, Inc. (Gas Utilities)	302	18,476

September 30, 2021 :: ProFund VP UltraMid-Cap ::

Common Stocks, continued

	Shares	Value
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	696	$32,044
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	667	15,454
STAAR Surgical Co.* (Health Care Equipment & Supplies)	277	35,603
Steel Dynamics, Inc. (Metals & Mining)	1,132	66,198
Stericycle, Inc.* (Commercial Services & Supplies)	536	36,432
Sterling Bancorp (Banks)	1,125	28,080
Stifel Financial Corp. (Capital Markets)	612	41,592
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,428	45,739
Sunrun, Inc.* (Electrical Equipment)	1,203	52,932
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	206	37,024
Syneos Health, Inc.* (Life Sciences Tools & Services)	604	52,838
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	243	25,296
Synovus Financial Corp. (Banks)	855	37,526
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	368	43,932
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	1,335	65,696
Taylor Morrison Home Corp.* (Household Durables)	732	18,871
TEGNA, Inc. (Media)	1,291	25,459
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	577	11,252
Tempur Sealy International, Inc. (Household Durables)	1,148	53,279
Tenet Healthcare Corp.* (Health Care Providers & Services)	625	41,525
Teradata Corp.* (IT Services)	637	36,532
Terex Corp. (Machinery)	408	17,177
Tetra Tech, Inc. (Commercial Services & Supplies)	316	47,192
Texas Capital Bancshares, Inc.* (Banks)	295	17,706
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	408	37,263
The Boston Beer Co., Inc.* - Class A (Beverages)	55	28,036
The Brink's Co. (Commercial Services & Supplies)	291	18,420
The Chemours Co. (Chemicals)	965	28,043
The Goodyear Tire & Rubber Co.* (Auto Components)	1,641	29,046
The Hain Celestial Group, Inc.* (Food Products)	489	20,919
The Hanover Insurance Group, Inc. (Insurance)	209	27,091
The Macerich Co. (Equity Real Estate Investment Trusts)	1,244	20,787
The Middleby Corp.* (Machinery)	325	55,416
The New York Times Co. - Class A (Media)	976	48,087
The Scotts Miracle-Gro Co. - Class A (Chemicals)	238	34,834
The Timken Co. (Machinery)	405	26,495
The Toro Co. (Machinery)	625	60,881
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,041	22,569
Thor Industries, Inc. (Automobiles)	323	39,651
Toll Brothers, Inc. (Household Durables)	677	37,431
Tootsie Roll Industries, Inc. (Food Products)	102	3,104
TopBuild Corp.* (Household Durables)	192	39,324
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	504	27,483
Trex Co., Inc.* (Building Products)	674	68,701
Tri Pointe Homes, Inc.* (Household Durables)	665	13,978
Trinity Industries, Inc. (Machinery)	487	13,232
TripAdvisor, Inc.* (Interactive Media & Services)	575	19,464
UGI Corp. (Gas Utilities)	1,221	52,040
UMB Financial Corp. (Banks)	251	24,274
Umpqua Holdings Corp. (Banks)	1,286	26,042
United Bankshares, Inc. (Banks)	755	27,467
United States Steel Corp. (Metals & Mining)	1,578	34,669
United Therapeutics Corp.* (Biotechnology)	262	48,360
Univar Solutions, Inc.* (Trading Companies & Distributors)	998	23,772
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	253	43,253
Unum Group (Insurance)	1,194	29,922
Urban Edge Properties (Equity Real Estate Investment Trusts)	643	11,773
Urban Outfitters, Inc.* (Specialty Retail)	385	11,431
Valley National Bancorp (Banks)	2,375	31,611
Valmont Industries, Inc. (Construction & Engineering)	124	29,155
Valvoline, Inc. (Chemicals)	1,056	32,926
ViaSat, Inc.* (Communications Equipment)	428	23,570
Victoria's Secret & Co.* (Specialty Retail)	439	24,259
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	775	15,570
Visteon Corp.* (Auto Components)	163	15,386
Vontier Corp. (Electronic Equipment, Instruments & Components)	987	33,163
Washington Federal, Inc. (Thrifts & Mortgage Finance)	397	13,621
Watsco, Inc. (Trading Companies & Distributors)	193	51,072
Webster Financial Corp. (Banks)	529	28,809
Werner Enterprises, Inc. (Road & Rail)	361	15,981
WEX, Inc.* (IT Services)	262	46,149
Williams-Sonoma, Inc. (Specialty Retail)	439	77,847
Wingstop, Inc. (Hotels, Restaurants & Leisure)	174	28,524
Wintrust Financial Corp. (Banks)	333	26,763
Woodward, Inc. (Machinery)	371	41,997
World Wrestling Entertainment, Inc. - Class A (Entertainment)	264	14,853
Worthington Industries, Inc. (Metals & Mining)	193	10,171
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	546	42,146
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	803	16,197
XPO Logistics, Inc.* (Air Freight & Logistics)	576	45,839
Yelp, Inc.* (Interactive Media & Services)	404	15,045

September 30, 2021 :: ProFund VP UltraMid-Cap ::

Common Stocks, continued

	Shares	Value
YETI Holdings, Inc.* (Leisure Products)	511	$43,788
TOTAL COMMON STOCKS (Cost $9,314,191)		13,496,540

Repurchase Agreements(a)(b) (27.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $4,861,000	$4,861,000	$4,861,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,861,000)		4,861,000
TOTAL INVESTMENT SECURITIES (Cost $14,175,191) - 104.6%		18,357,540
Net other assets (liabilities) - (4.6)%		(808,017)

NET ASSETS - 100.0%		$17,549,523

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2021, the aggregate amount held in a segregated account was $3,261,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	10/27/21	0.52%	$10,453,898	$(343,869)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	10/27/21	0.27%	2,977,870	(92,771)
				$13,431,768	$(436,640)

S&P MidCap 400	UBS AG	10/27/21	0.42%	$4,417,623	$(157,743)
SPDR S&P MidCap 400 ETF	UBS AG	10/27/21	0.37%	3,773,507	(117,590)
				$8,191,130	$(275,333)
				$21,622,898	$(711,973)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2021 :: ProFund VP UltraMid-Cap ::

ProFund VP UltraMid-Cap invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$142,020	0.8%
Air Freight & Logistics	91,020	0.5%
Airlines	28,394	0.2%
Auto Components	222,264	1.3%
Automobiles	72,527	0.4%
Banks	955,307	5.4%
Beverages	28,036	0.2%
Biotechnology	312,498	1.8%
Building Products	268,781	1.5%
Capital Markets	325,322	1.9%
Chemicals	332,850	1.9%
Commercial Services & Supplies	234,332	1.3%
Communications Equipment	118,668	0.7%
Construction & Engineering	173,325	1.0%
Construction Materials	32,134	0.2%
Consumer Finance	87,719	0.5%
Containers & Packaging	108,958	0.6%
Diversified Consumer Services	122,356	0.7%
Diversified Financial Services	42,848	0.2%
Diversified Telecommunication Services	30,685	0.2%
Electric Utilities	138,020	0.8%
Electrical Equipment	232,609	1.3%
Electronic Equipment, Instruments & Components	432,324	2.5%
Energy Equipment & Services	56,279	0.3%
Entertainment	14,853	0.1%
Equity Real Estate Investment Trusts	1,247,122	7.1%
Food & Staples Retailing	152,872	0.9%
Food Products	243,184	1.3%
Gas Utilities	160,900	1.0%
Health Care Equipment & Supplies	523,614	2.9%
Health Care Providers & Services	417,501	2.4%
Hotels, Restaurants & Leisure	422,019	2.4%
Household Durables	214,996	1.2%
Household Products	14,331	0.1%
Industrial Conglomerates	60,432	0.3%
Insurance	497,018	2.8%
Interactive Media & Services	34,509	0.2%
IT Services	372,629	2.1%
Leisure Products	183,516	1.0%
Life Sciences Tools & Services	84,448	0.5%
Machinery	680,404	4.0%
Marine	16,834	0.1%
Media	139,387	0.7%
Metals & Mining	287,324	1.6%
Multiline Retail	81,512	0.5%
Multi-Utilities	75,601	0.4%
Oil, Gas & Consumable Fuels	290,291	1.7%
Paper & Forest Products	34,122	0.2%
Personal Products	27,216	0.2%
Pharmaceuticals	102,721	0.6%
Professional Services	119,480	0.7%
Real Estate Management & Development	73,435	0.4%
Road & Rail	195,682	1.1%
Semiconductors & Semiconductor Equipment	541,544	3.0%
Software	513,057	2.9%
Specialty Retail	504,364	2.9%
Technology Hardware, Storage & Peripherals	45,925	0.3%
Textiles, Apparel & Luxury Goods	231,300	1.3%
Thrifts & Mortgage Finance	116,334	0.7%
Trading Companies & Distributors	115,355	0.7%
Water Utilities	60,180	0.3%
Wireless Telecommunication Services	11,252	0.1%
Other**	4,052,983	23.1%
Total	$17,549,523	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 :: ProFund VP UltraNasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (81.4%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	10,216	$790,616
Adobe, Inc.* (Software)	6,258	3,602,856
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	15,933	1,639,506
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,038	690,716
Alphabet, Inc.* - Class A (Interactive Media & Services)	2,599	6,948,478
Alphabet, Inc.* - Class C (Interactive Media & Services)	2,764	7,366,918
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	4,372	14,362,194
American Electric Power Co., Inc. (Electric Utilities)	6,571	533,434
Amgen, Inc. (Biotechnology)	7,459	1,586,156
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	7,058	1,182,074
ANSYS, Inc.* (Software)	1,146	390,156
Apple, Inc. (Technology Hardware, Storage & Peripherals)	142,692	20,190,918
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	11,861	1,526,867
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	1,070	797,268
Atlassian Corp. PLC* - Class A (Software)	1,804	706,122
Autodesk, Inc.* (Software)	2,890	824,141
Automatic Data Processing, Inc. (IT Services)	5,558	1,111,155
Baidu, Inc.*ADR (Interactive Media & Services)	3,319	510,296
Biogen, Inc.* (Biotechnology)	1,958	554,094
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	539	1,279,516
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	5,389	2,613,288
Cadence Design Systems, Inc.* (Software)	3,636	550,636
CDW Corp. (Electronic Equipment, Instruments & Components)	1,806	328,728
Cerner Corp. (Health Care Technology)	3,883	273,829
Charter Communications, Inc.* - Class A (Media)	2,415	1,757,057
Check Point Software Technologies, Ltd.* (Software)	1,744	197,142
Cintas Corp. (Commercial Services & Supplies)	1,353	515,033
Cisco Systems, Inc. (Communications Equipment)	55,357	3,013,082
Cognizant Technology Solutions Corp. - Class A (IT Services)	6,904	512,346
Comcast Corp. - Class A (Media)	60,177	3,365,700
Copart, Inc.* (Commercial Services & Supplies)	3,108	431,142
Costco Wholesale Corp. (Food & Staples Retailing)	5,807	2,609,376
Crowdstrike Holdings, Inc.* - Class A (Software)	2,617	643,206
CSX Corp. (Road & Rail)	29,615	880,750
DexCom, Inc.* (Health Care Equipment & Supplies)	1,271	695,059
DocuSign, Inc.* (Software)	2,559	658,763
Dollar Tree, Inc.* (Multiline Retail)	2,955	282,853
eBay, Inc. (Internet & Direct Marketing Retail)	8,539	594,912
Electronic Arts, Inc. (Entertainment)	3,738	531,731
Exelon Corp. (Electric Utilities)	12,845	620,927
Facebook, Inc.* - Class A (Interactive Media & Services)	20,578	6,983,967
Fastenal Co. (Trading Companies & Distributors)	7,550	389,656
Fiserv, Inc.* (IT Services)	8,699	943,842
Fox Corp. - Class A (Media)	4,248	170,387
Fox Corp. - Class B (Media)	3,302	122,570
Gilead Sciences, Inc. (Biotechnology)	16,470	1,150,430
Honeywell International, Inc. (Industrial Conglomerates)	9,069	1,925,167
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,118	695,284
Illumina, Inc.* (Life Sciences Tools & Services)	2,056	833,934
Incyte Corp.* (Biotechnology)	2,901	199,531
Intel Corp. (Semiconductors & Semiconductor Equipment)	53,292	2,839,397
Intuit, Inc. (Software)	3,589	1,936,301
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,563	1,553,857
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	10,371	749,201
Keurig Dr Pepper, Inc. (Beverages)	18,620	636,059
KLA Corp. (Semiconductors & Semiconductor Equipment)	2,006	671,027
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,865	1,061,465
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,641	664,113
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	4,278	633,529
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	10,819	652,494
Match Group, Inc.* (Interactive Media & Services)	3,636	570,816
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	653	1,096,648
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,600	552,564
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	14,788	1,049,652
Microsoft Corp. (Software)	64,870	18,288,150
Moderna, Inc.* (Biotechnology)	5,302	2,040,528
Mondelez International, Inc. - Class A (Food Products)	18,361	1,068,243
Monster Beverage Corp.* (Beverages)	6,947	617,102
NetEase, Inc.ADR (Entertainment)	3,952	337,501
Netflix, Inc.* (Entertainment)	5,814	3,548,516
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	32,840	6,803,133

:: ProFund VP UltraNasdaq-100 :: September 30, 2021

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	3,483	$682,215
Okta, Inc.* (IT Services)	1,884	447,149
O'Reilly Automotive, Inc.* (Specialty Retail)	906	553,621
PACCAR, Inc. (Machinery)	4,560	359,875
Paychex, Inc. (IT Services)	4,727	531,551
PayPal Holdings, Inc.* (IT Services)	15,435	4,016,340
Peloton Interactive, Inc.* - Class A (Leisure Products)	3,566	310,420
PepsiCo, Inc. (Beverages)	18,154	2,730,543
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	5,018	454,982
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	14,817	1,911,097
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,381	835,754
Ross Stores, Inc. (Specialty Retail)	4,691	510,615
Seagen, Inc.* (Biotechnology)	2,390	405,822
Sirius XM Holdings, Inc. (Media)	53,206	324,557
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	2,169	357,408
Splunk, Inc.* (Software)	2,153	311,561
Starbucks Corp. (Hotels, Restaurants & Leisure)	15,490	1,708,702
Synopsys, Inc.* (Software)	2,003	599,718
Tesla, Inc.* (Automobiles)	10,702	8,299,187
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	12,127	2,330,931
The Kraft Heinz Co. (Food Products)	16,070	591,697
T-Mobile US, Inc.* (Wireless Telecommunication Services)	16,393	2,094,370
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	6,937	213,313
VeriSign, Inc.* (IT Services)	1,470	301,365
Verisk Analytics, Inc. - Class A (Professional Services)	2,119	424,372
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,408	618,177
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	11,362	534,582
Workday, Inc.* - Class A (Software)	2,509	626,974
Xcel Energy, Inc. (Electric Utilities)	7,073	442,063
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	3,251	490,868
Zoom Video Communications, Inc.* - Class A (Software)	3,163	827,125

TOTAL COMMON STOCKS (Cost $96,688,823)		183,301,059

Repurchase Agreements(a)(b) (22.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $51,541,000	$51,541,000	$51,541,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,541,000)		51,541,000

TOTAL INVESTMENT SECURITIES (Cost $148,229,823) - 104.3%	$234,842,059
Net other assets (liabilities) - (4.3)%	(9,660,932)

NET ASSETS - 100.0%	$225,181,127

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2021, the aggregate amount held in a segregated account was $50,028,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR	American Depositary Receipt
NYS	New York Shares

September 30, 2021 :: ProFund VP UltraNasdaq-100 ::

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq 100 Futures Contracts	1	12/20/21	$293,650	$(18,572)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	10/27/21	0.42%	$23,448,153	$(812,481)
Nasdaq-100 Index	Goldman Sachs International	10/27/21	0.62%	49,195,537	(2,201,768)
				$72,643,690	$(3,014,249)

Invesco QQQ Trust, Series 1 ETF	UBS AG	10/27/21	0.47%	$61,184,590	$(2,120,315)
Nasdaq-100 Index	UBS AG	10/27/21	0.87%	133,220,164	(4,674,085)
				$194,404,754	$(6,794,400)
				$267,048,444	$(9,808,649)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraNasdaq-100 invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Automobiles	$8,299,187	3.7%
Beverages	3,983,704	1.8%
Biotechnology	7,390,492	3.3%
Commercial Services & Supplies	946,175	0.4%
Communications Equipment	3,013,082	1.3%
Electric Utilities	1,596,424	0.7%
Electronic Equipment, Instruments & Components	328,728	0.1%
Entertainment	5,208,364	2.3%
Food & Staples Retailing	3,143,958	1.4%
Food Products	1,659,940	0.7%
Health Care Equipment & Supplies	3,634,916	1.6%
Health Care Technology	273,829	0.1%
Hotels, Restaurants & Leisure	2,342,231	1.0%
Industrial Conglomerates	1,925,167	0.8%
Interactive Media & Services	22,380,475	10.0%
Internet & Direct Marketing Retail	18,750,766	8.4%
IT Services	7,863,748	3.5%
Leisure Products	310,420	0.1%
Life Sciences Tools & Services	833,934	0.4%
Machinery	359,875	0.2%
Media	5,740,271	2.5%
Multiline Retail	282,853	0.1%
Professional Services	424,372	0.2%
Road & Rail	880,750	0.4%
Semiconductors & Semiconductor Equipment	27,161,254	12.1%
Software	30,162,851	13.4%
Specialty Retail	1,064,236	0.5%
Technology Hardware, Storage & Peripherals	20,190,918	9.0%
Textiles, Apparel & Luxury Goods	664,113	0.3%
Trading Companies & Distributors	389,656	0.2%
Wireless Telecommunication Services	2,094,370	0.9%
Other**	41,880,068	18.6%
Total	$225,181,127	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 :: ProFund VP UltraShort Dow 30 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (82.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $4,000	$4,000	$4,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,000)		4,000
TOTAL INVESTMENT SECURITIES (Cost $4,000) - 82.2%		4,000
Net other assets (liabilities) - 17.8%		868

NET ASSETS - 100.0%		$4,868

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	10/27/21	(0.27)%	$(7,041)	$194
Dow Jones Industrial Average	UBS AG	10/27/21	(0.27)%	(2,701)	82
				$(9,742)	$276

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2021 :: ProFund VP UltraShort Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (374.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $787,000	$787,000	$787,000
TOTAL REPURCHASE AGREEMENTS (Cost $787,000)		787,000
TOTAL INVESTMENT SECURITIES (Cost $787,000) - 374.8%		787,000
Net other assets (liabilities) - (274.8)%		(577,011)

NET ASSETS - 100.0%		$209,989

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2021, the aggregate amount held in a segregated account was $215,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	10/27/21	(0.37)%	$(272,952)	$46,414
Nasdaq-100 Index	UBS AG	10/27/21	(0.22)%	(144,646)	5,067
				$(417,598)	$51,481

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (48.3%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	128	$3,905
1Life Healthcare, Inc.* (Health Care Providers & Services)	561	11,360
1st Source Corp. (Banks)	81	3,826
1Stdibs.com, Inc.* (Internet & Direct Marketing Retail)	32	397
22nd Century Group, Inc.* (Tobacco)	775	2,294
2U, Inc.* (Software)	345	11,582
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	584	16,100
4D Molecular Therapeutics, Inc.* (Biotechnology)	101	2,724
89bio, Inc.* (Biotechnology)	47	921
8x8, Inc.* (Software)	534	12,490
9 Meters Biopharma, Inc.* (Pharmaceuticals)	1,075	1,398
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	62	2,016
A10 Networks, Inc.* (Software)	289	3,896
AAON, Inc. (Building Products)	202	13,199
AAR Corp.* (Aerospace & Defense)	164	5,319
Aaron's Co., Inc. (The) (Specialty Retail)	156	4,296
Abercrombie & Fitch Co.* - Class A (Specialty Retail)	295	11,101
ABM Industries, Inc. (Commercial Services & Supplies)	324	14,583
Absci Corp.* (Life Sciences Tools & Services)	67	779
Acacia Research Corp.* (Professional Services)	236	1,602
Academy Sports & Outdoors, Inc.* (Leisure Products)	374	14,967
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	576	9,567
Acadia Realty Trust (Equity Real Estate Investment Trusts)	418	8,531
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	271	3,290
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	159	927
ACCO Brands Corp. (Commercial Services & Supplies)	449	3,857
Accolade, Inc.* (Health Care Technology)	242	10,205
Accuray, Inc.* (Health Care Equipment & Supplies)	445	1,758
ACI Worldwide, Inc.* (Software)	568	17,455
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	245	4,410
Acumen Pharmaceuticals, Inc.* (Biotechnology)	46	684
Acushnet Holdings Corp. (Leisure Products)	165	7,706
Acutus Medical, Inc.* (Health Care Equipment & Supplies)	92	813
Adagio Therapeutics, Inc.* (Biotechnology)	102	4,308
AdaptHealth Corp.* (Health Care Providers & Services)	345	8,035
Addus Homecare Corp.* (Health Care Providers & Services)	74	5,902
Adicet Bio, Inc.* (Pharmaceuticals)	101	792
Adient PLC* (Auto Components)	456	18,901
Adtalem Global Education, Inc.* (Diversified Consumer Services)	238	8,999
ADTRAN, Inc. (Communications Equipment)	232	4,352
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	185	16,234
AdvanSix, Inc.* (Chemicals)	131	5,207
Advantage Solutions, Inc.* (Media)	368	3,183
Advent Technologies Holdings, Inc.* (Electrical Equipment)	76	661
Adverum Biotechnologies, Inc.* (Biotechnology)	418	907
Aeglea BioTherapeutics, Inc.* (Biotechnology)	194	1,542
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	130	2,376
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	204	2,326
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	360	15,678
Aerovate Therapeutics, Inc.* (Biotechnology)	48	1,007
AeroVironment, Inc.* (Aerospace & Defense)	108	9,323
AerSale Corp.* (Aerospace & Defense)	44	748
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	369	2,930
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts)	43	928
Affimed NV* (Biotechnology)	559	3,455
AgEagle Aerial Systems, Inc.* (Machinery)	327	984
Agenus, Inc.* (Biotechnology)	994	5,219
Agiliti, Inc.* (Health Care Providers & Services)	113	2,152
Agilysys, Inc.* (Software)	95	4,974
Agios Pharmaceuticals, Inc.* (Biotechnology)	284	13,107
Agree Realty Corp. (Equity Real Estate Investment Trusts)	327	21,657
Air Transport Services Group, Inc.* (Air Freight & Logistics)	284	7,330
Akebia Therapeutics, Inc.* (Biotechnology)	839	2,416
Akero Therapeutics, Inc.* (Biotechnology)	124	2,771
Akouos, Inc.* (Biotechnology)	116	1,347
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	209	2,027
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	37	517
Alamo Group, Inc. (Machinery)	48	6,697
Alarm.com Holdings, Inc.* (Software)	228	17,827
Albany International Corp. - Class A (Machinery)	148	11,377
Albireo Pharma, Inc.* (Biotechnology)	81	2,527

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Aldeyra Therapeutics, Inc.* (Biotechnology)	234	$2,055
Alector, Inc.* (Biotechnology)	281	6,412
Alerus Financial Corp. (Diversified Financial Services)	73	2,181
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	350	8,204
Alexander's, Inc. (Equity Real Estate Investment Trusts)	10	2,606
Alignment Healthcare, Inc.* (Health Care Providers & Services)	127	2,029
Aligos Therapeutics, Inc.* (Biotechnology)	102	1,582
Alkami Technology, Inc.* (Software)	35	864
Alkermes PLC* (Biotechnology)	772	23,808
Allakos, Inc.* (Biotechnology)	168	17,786
Allegheny Technologies, Inc.* (Metals & Mining)	613	10,194
Allegiance Bancshares, Inc. (Banks)	92	3,510
Allegiant Travel Co.* (Airlines)	74	14,465
ALLETE, Inc. (Electric Utilities)	253	15,059
Allied Motion Technologies, Inc. (Electrical Equipment)	56	1,752
Allogene Therapeutics, Inc.* (Biotechnology)	327	8,404
Allovir, Inc.* (Biotechnology)	142	3,559
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	597	7,982
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	102	3,200
Alpha Teknova, Inc.* (Biotechnology)	34	846
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	340	4,145
Alpine Immune Sciences, Inc.* (Biotechnology)	56	598
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	91	1,249
Altair Engineering, Inc.* - Class A (Software)	223	15,374
Altimmune, Inc.* (Biotechnology)	191	2,160
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	344	1,699
Altra Industrial Motion Corp. (Machinery)	312	17,269
Altus Midstream Co. - Class A (Oil, Gas & Consumable Fuels)	16	1,104
ALX Oncology Holdings, Inc.* (Biotechnology)	85	6,278
Amalgamated Financial Corp. (Banks)	66	1,044
A-Mark Precious Metals, Inc. (Diversified Financial Services)	42	2,521
Ambac Financial Group, Inc.* (Insurance)	219	3,136
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	168	26,164
AMC Entertainment Holdings, Inc.*(a) - Class A (Entertainment)	2,483	94,502
AMC Networks, Inc.* - Class A (Media)	140	6,523
Amerant Bancorp, Inc.* (Banks)	101	2,499
Ameresco, Inc.* - Class A (Construction & Engineering)	149	8,706
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	240	8,981
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	543	4,784
American Eagle Outfitters, Inc. (Specialty Retail)	733	18,911
American Equity Investment Life Holding Co. (Insurance)	398	11,769
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	570	4,583
American National Bankshares, Inc. (Banks)	51	1,685
American National Group, Inc. (Insurance)	36	6,805
American Outdoor Brands, Inc.* (Leisure Products)	68	1,670
American Public Education, Inc.* (Diversified Consumer Services)	90	2,305
American Software, Inc. - Class A (Software)	151	3,586
American States Water Co. (Water Utilities)	178	15,222
American Superconductor Corp.* (Electrical Equipment)	133	1,939
American Vanguard Corp. (Chemicals)	141	2,122
American Well Corp.* - Class A (Health Care Technology)	881	8,026
American Woodmark Corp.* (Building Products)	81	5,295
America's Car-Mart, Inc.* (Specialty Retail)	30	3,503
Ameris Bancorp (Banks)	320	16,602
AMERISAFE, Inc. (Insurance)	92	5,167
Amicus Therapeutics, Inc.* (Biotechnology)	1,266	12,090
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	491	12,250
AMMO, Inc.* (Leisure Products)	414	2,546
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	227	26,048
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	480	2,563
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	178	3,384
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	938	1,557
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	823	11,300
AnaptysBio, Inc.* (Biotechnology)	93	2,522
Anavex Life Sciences Corp.* (Biotechnology)	309	5,547
Angel Oak Mortgage, Inc. (Mortgage Real Estate Investment Trusts)	35	593
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	178	4,617
Angion Biomedica Corp.* (Pharmaceuticals)	105	1,026
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	47	1,543
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	69	2,937
Annexon, Inc.* (Biotechnology)	150	2,792
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	803	2,923
Anterix, Inc.* (Diversified Telecommunication Services)	55	3,339
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	1,377	25,901
Apartment Investment and Management Co. (Equity Real Estate Investment Trusts)	717	4,911

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Apellis Pharmaceuticals, Inc.* (Biotechnology)	313	$10,316
API Group Corp.* (Construction & Engineering)	954	19,414
Apogee Enterprises, Inc. (Building Products)	122	4,607
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	675	10,010
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	181	16,480
Appfolio, Inc.* (Software)	90	10,836
AppHarvest, Inc.*(a) (Food Products)	336	2,191
Appian Corp.* (Software)	189	17,484
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,032	16,233
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	187	16,854
Applied Molecular Transport, Inc.* (Biotechnology)	120	3,104
Applied Therapeutics, Inc.* (Biotechnology)	85	1,411
Apria, Inc.* (Health Care Providers & Services)	72	2,675
Apyx Medical Corp.* (Health Care Equipment & Supplies)	150	2,078
AquaBounty Technologies, Inc.* (Biotechnology)	253	1,030
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	654	12,119
Arbutus Biopharma Corp.* (Biotechnology)	387	1,660
ArcBest Corp. (Road & Rail)	122	9,976
Arch Resources, Inc.* (Oil, Gas & Consumable Fuels)	73	6,771
Archrock, Inc. (Energy Equipment & Services)	649	5,354
Arcimoto, Inc.* (Automobiles)	132	1,509
Arconic Corp.* (Metals & Mining)	531	16,748
Arcosa, Inc. (Construction & Engineering)	233	11,690
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	102	4,874
Arcus Biosciences, Inc.* (Biotechnology)	218	7,602
Arcutis Biotherapeutics, Inc.* (Biotechnology)	133	3,177
Ardelyx, Inc.* (Biotechnology)	425	561
Arena Pharmaceuticals, Inc.* (Biotechnology)	294	17,508
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	211	3,182
Argan, Inc. (Construction & Engineering)	72	3,144
Argo Group International Holdings, Ltd. (Insurance)	153	7,990
Arko Corp.* (Specialty Retail)	581	5,868
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	400	2,564
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	291	3,891
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	397	4,280
Array Technologies, Inc.* (Electrical Equipment)	615	11,390
Arrow Financial Corp. (Banks)	66	2,268
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	488	30,466
Artesian Resources Corp. - Class A (Water Utilities)	39	1,489
Artisan Partners Asset Management, Inc. (Capital Markets)	282	13,795
Arvinas, Inc.* (Pharmaceuticals)	210	17,257
Asana, Inc.* - Class A (Software)	356	36,966
Asbury Automotive Group, Inc.* (Specialty Retail)	93	18,297
Asensus Surgical, Inc.* (Health Care Equipment & Supplies)	1,126	2,083
ASGN, Inc.* (Professional Services)	250	28,285
Ashford Hospitality Trust, Inc.* (Equity Real Estate Investment Trusts)	82	1,207
Aspen Aerogels, Inc.* (Energy Equipment & Services)	106	4,877
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	350	1,138
Assetmark Financial Holdings, Inc.* (Capital Markets)	88	2,189
Associated Banc-Corp. (Banks)	729	15,615
Associated Capital Group, Inc. - Class A (Capital Markets)	8	299
Astec Industries, Inc. (Machinery)	109	5,865
Astronics Corp.* (Aerospace & Defense)	117	1,645
Atara Biotherapeutics, Inc.* (Biotechnology)	398	7,124
Atea Pharmaceuticals, Inc.* (Biotechnology)	311	10,904
Aterian, Inc.*(a) (Household Durables)	125	1,354
Athenex, Inc.* (Biotechnology)	416	1,252
Athersys, Inc.* (Biotechnology)	986	1,311
Athira Pharma, Inc.* (Pharmaceuticals)	155	1,454
Atkore, Inc.* (Electrical Equipment)	222	19,295
Atlantic Capital Bancshares, Inc.* (Banks)	95	2,517
Atlantic Union Bankshares (Banks)	369	13,598
Atlanticus Holdings Corp.* (Consumer Finance)	26	1,380
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	139	11,353
Atlas Technical Consultants, Inc.* (Professional Services)	67	681
ATN International, Inc. (Diversified Telecommunication Services)	54	2,530
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	98	2,263
Atossa Therapeutics, Inc.* (Health Care Equipment & Supplies)	563	1,835
Atreca, Inc.* - Class A (Biotechnology)	125	779
AtriCure, Inc.* (Health Care Equipment & Supplies)	216	15,023
Atrion Corp. (Health Care Equipment & Supplies)	7	4,883
Avalo Therapeutics, Inc.* (Pharmaceuticals)	255	556
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	232	7,238
Avaya Holdings Corp.* - Class C (Software)	397	7,857
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	190	1,524
Aviat Networks, Inc.* (Communications Equipment)	46	1,512
Avid Bioservices, Inc.* (Biotechnology)	291	6,277
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	174	5,032
Avidity Biosciences, Inc.* (Biotechnology)	181	4,458

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Avient Corp. (Chemicals)	438	$20,301
Avis Budget Group, Inc.* (Road & Rail)	235	27,380
Avista Corp. (Multi-Utilities)	334	13,066
Avita Medical, Inc.* (Biotechnology)	117	2,073
Avrobio, Inc.* (Biotechnology)	182	1,016
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	160	7,525
AxoGen, Inc.* (Health Care Equipment & Supplies)	184	2,907
Axonics, Inc.* (Health Care Equipment & Supplies)	221	14,385
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	275	14,173
Axsome Therapeutics, Inc.* (Pharmaceuticals)	134	4,417
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	192	1,599
AZZ, Inc. (Electrical Equipment)	120	6,384
B Riley Financial, Inc. (Capital Markets)	97	5,727
B&G Foods, Inc.(a) - Class A (Food Products)	308	9,206
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	267	1,711
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	141	14,261
Balchem Corp. (Chemicals)	155	22,485
Bally's Corp.* (Hotels, Restaurants & Leisure)	157	7,872
Banc of California, Inc. (Banks)	217	4,012
BancFirst Corp. (Banks)	83	4,990
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	149	2,613
BancorpSouth Bank (Banks)	491	14,622
Bandwidth, Inc.* (Diversified Telecommunication Services)	111	10,021
Bank First Corp. (Banks)	32	2,268
Bank of Marin Bancorp (Banks)	77	2,907
BankUnited, Inc. (Banks)	448	18,735
Banner Corp. (Banks)	167	9,220
Bar Harbor Bankshares (Banks)	71	1,992
Barnes & Noble Education, Inc.* (Specialty Retail)	185	1,848
Barnes Group, Inc. (Machinery)	228	9,514
Barrett Business Services, Inc. (Professional Services)	36	2,745
Bassett Furniture Industries, Inc. (Household Durables)	44	797
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	269	12,847
Beam Global* (Electrical Equipment)	42	1,150
Beam Therapeutics, Inc.* (Biotechnology)	240	20,882
Beauty Health Co. (The)* (Personal Products)	420	10,907
Beazer Homes USA, Inc.* (Household Durables)	141	2,432
Bed Bath & Beyond, Inc.* (Specialty Retail)	506	8,741
Belden, Inc. (Electronic Equipment, Instruments & Components)	213	12,409
BellRing Brands, Inc.* - Class A (Personal Products)	192	5,904
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	172	4,594
Benefitfocus, Inc.* (Software)	120	1,332
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	234	4,577
Berkshire Hills Bancorp, Inc. (Banks)	235	6,340
Berry Corp. (Oil, Gas & Consumable Fuels)	325	2,343
Beyondspring, Inc.*(a) (Biotechnology)	108	1,702
BGC Partners, Inc. - Class A (Capital Markets)	1,596	8,315
Big 5 Sporting Goods Corp.(a) (Specialty Retail)	100	2,304
Big Lots, Inc. (Multiline Retail)	165	7,154
BigCommerce Holdings, Inc.* (IT Services)	233	11,799
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	4	687
BioAtla, Inc.* (Biotechnology)	75	2,208
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	856	12,301
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	448	1,617
Biodesix, Inc.* (Health Care Providers & Services)	59	485
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	268	37,227
Biolife Solutions, Inc.* (Health Care Equipment & Supplies)	117	4,951
Biomea Fusion, Inc.* (Biotechnology)	42	503
Bionano Genomics, Inc.* (Life Sciences Tools & Services)	1,354	7,447
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	77	1,090
Bioxcel Therapeutics, Inc.* (Biotechnology)	83	2,519
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	108	4,510
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	660	36,248
Black Diamond Therapeutics, Inc.* (Biotechnology)	110	931
Black Hills Corp. (Multi-Utilities)	304	19,078
Blackbaud, Inc.* (Software)	233	16,392
Blackline, Inc.* (Software)	258	30,458
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	712	21,587
Blink Charging Co.*(a) (Specialty Retail)	176	5,035
Bloom Energy Corp.* (Electrical Equipment)	670	12,542
Bloomin' Brands, Inc.* (Hotels, Restaurants & Leisure)	426	10,650
Blucora, Inc.* (Capital Markets)	234	3,648
Blue Bird Corp.* (Machinery)	76	1,585
Blue Foundry BanCorp* (Thrifts & Mortgage Finance)	135	1,862
Blue Ridge Bankshares, Inc. (Banks)	83	1,460
Bluebird Bio, Inc.* (Biotechnology)	325	6,211
Bluegreen Vacations Holding Corp.* (Hotels, Restaurants & Leisure)	73	1,883
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	44	2,151
Blueprint Medicines Corp.* (Biotechnology)	282	28,992
BM Technologies, Inc.* (IT Services)	23	205
Boise Cascade Co. (Paper & Forest Products)	190	10,256
Bolt Biotherapeutics, Inc.* (Biotechnology)	110	1,392
Bonanza Creek Energy, Inc. (Oil, Gas & Consumable Fuels)	149	7,137
Boot Barn Holdings, Inc.* (Specialty Retail)	141	12,531
Boston Omaha Corp.* - Class A (Media)	85	3,296

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Bottomline Technologies, Inc.* (Software)	213	$8,367
Box, Inc.* - Class A (Software)	686	16,238
Brady Corp. - Class A (Commercial Services & Supplies)	227	11,509
Braemar Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	254	1,232
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	817	10,964
Bridgebio Pharma, Inc.* (Biotechnology)	518	24,279
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	101	1,769
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	210	4,024
Bright Health Group, Inc.* (Insurance)	255	2,081
Brightcove, Inc.* (IT Services)	196	2,262
Brightsphere Investment Group, Inc. (Capital Markets)	279	7,290
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts)	406	3,812
BrightView Holdings, Inc.* (Commercial Services & Supplies)	197	2,908
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	219	10,742
Bristow Group, Inc.* (Energy Equipment & Services)	114	3,629
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	618	6,093
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts)	745	18,483
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	891	5,613
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	258	15,449
Brookline Bancorp, Inc. (Banks)	370	5,646
Brooklyn ImmunoTherapeutics, Inc.* (Entertainment)	143	1,330
BRP Group, Inc.* - Class A (Insurance)	225	7,490
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	55	1,060
Bryn Mawr Bank Corp. (Banks)	95	4,365
BTRS Holdings, Inc.* (Software)	311	3,309
Business First Bancshares, Inc. (Banks)	92	2,152
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	879	9,177
Byline Bancorp, Inc. (Banks)	120	2,947
Byrna Technologies, Inc.* (Aerospace & Defense)	89	1,946
C4 Therapeutics, Inc.* (Biotechnology)	186	8,310
Cabot Corp. (Chemicals)	270	13,532
Cactus, Inc. - Class A (Energy Equipment & Services)	263	9,920
Cadence Bancorp (Banks)	592	13,000
Cadiz, Inc.* (Water Utilities)	102	718
Caesarstone, Ltd. (Building Products)	109	1,354
CAI International, Inc. (Trading Companies & Distributors)	78	4,361
CalAmp Corp.* (Communications Equipment)	168	1,672
Calavo Growers, Inc. (Food Products)	82	3,136
Caleres, Inc. (Specialty Retail)	177	3,933
California Resources Corp.* (Oil, Gas & Consumable Fuels)	398	16,318
California Water Service Group (Water Utilities)	248	14,614
Calix, Inc.* (Communications Equipment)	266	13,148
Callaway Golf Co.* (Leisure Products)	557	15,389
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	192	9,423
Cal-Maine Foods, Inc. (Food Products)	172	6,220
Cambium Networks Corp.* (Communications Equipment)	51	1,846
Cambridge Bancorp (Banks)	33	2,904
Camden National Corp. (Banks)	71	3,401
Camping World Holdings, Inc. - Class A (Specialty Retail)	205	7,968
Cannae Holdings, Inc.* (Diversified Financial Services)	408	12,693
Canoo, Inc.*(a) (Automobiles)	512	3,937
Cantaloupe, Inc.* (IT Services)	280	3,018
Capital Bancorp, Inc. (Banks)	37	890
Capital City Bank Group, Inc. (Banks)	65	1,608
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	626	7,193
Capstar Financial Holdings, Inc. (Banks)	99	2,103
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	459	3,071
Cara Therapeutics, Inc.* (Biotechnology)	214	3,306
Cardiff Oncology, Inc.* (Biotechnology)	183	1,219
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	189	6,205
Cardlytics, Inc.* (Media)	154	12,927
CareDx, Inc.* (Biotechnology)	243	15,399
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	465	9,449
Cargurus, Inc.* (Interactive Media & Services)	454	14,259
Caribou Biosciences, Inc.* (Biotechnology)	92	2,196
CarLotz, Inc.* (Specialty Retail)	344	1,311
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	235	3,668
Carpenter Technology Corp. (Metals & Mining)	229	7,497
Carriage Services, Inc. (Diversified Consumer Services)	79	3,523
Carrols Restaurant Group, Inc. (Hotels, Restaurants & Leisure)	161	589
Cars.com, Inc.* (Interactive Media & Services)	329	4,162
Carter Bankshares, Inc.* (Banks)	125	1,778
Casa Systems, Inc.* (Communications Equipment)	151	1,024
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	237	17,999
Casper Sleep, Inc.* (Household Durables)	140	598
Cass Information Systems, Inc. (IT Services)	69	2,888
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	184	11,422
Castle Biosciences, Inc.* (Biotechnology)	103	6,850
Castlight Health, Inc.* - Class B (Health Care Technology)	585	918
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	467	2,475
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	235	2,789
Cathay General Bancorp (Banks)	361	14,942
Cavco Industries, Inc.* (Household Durables)	44	10,417
CBIZ, Inc.* (Professional Services)	241	7,794
CBTX, Inc. (Banks)	89	2,348
CECO Environmental Corp.* (Commercial Services & Supplies)	150	1,056

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Celcuity, Inc.* (Biotechnology)	47	$846
Celldex Therapeutics, Inc.* (Biotechnology)	221	11,932
CEL-SCI Corp.* (Biotechnology)	173	1,901
Celsius Holdings, Inc.* (Beverages)	260	23,424
Centennial Resource Development, Inc.* - Class A (Oil, Gas & Consumable Fuels)	871	5,836
Centerspace (Equity Real Estate Investment Trusts)	68	6,426
Central Garden & Pet Co.* (Household Products)	47	2,256
Central Garden & Pet Co.* - Class A (Household Products)	195	8,385
Central Pacific Financial Corp. (Banks)	133	3,415
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	47	1,817
Century Aluminum Co.* (Metals & Mining)	247	3,322
Century Bancorp, Inc. - Class A (Banks)	13	1,498
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	131	1,765
Century Communities, Inc. (Household Durables)	145	8,910
Century Therapeutics, Inc.* (Biotechnology)	57	1,434
Cerence, Inc.* (Software)	182	17,492
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	193	5,694
Cerus Corp.* (Health Care Equipment & Supplies)	810	4,933
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	108	4,608
ChampionX Corp.* (Energy Equipment & Services)	976	21,824
ChannelAdvisor Corp.* (Software)	141	3,557
Chart Industries, Inc.* (Machinery)	176	33,636
Chase Corp. (Chemicals)	36	3,677
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	230	2,818
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	151	4,918
ChemoCentryx, Inc.* (Biotechnology)	260	4,446
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	476	29,317
Chesapeake Utilities Corp. (Gas Utilities)	83	9,964
Chicken Soup For The Soul Entertainment, Inc.* (Entertainment)	34	778
Chico's FAS, Inc.* (Specialty Retail)	579	2,600
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,134	16,839
Chimerix, Inc.* (Biotechnology)	351	2,173
Chinook Therapeutics, Inc.* (Biotechnology)	159	2,029
ChromaDex Corp.* (Life Sciences Tools & Services)	226	1,417
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	96	3,027
Cimpress PLC* (Commercial Services & Supplies)	81	7,033
Cinemark Holdings, Inc.* (Entertainment)	520	9,989
CIRCOR International, Inc.* (Machinery)	89	2,938
CIT Group, Inc. (Banks)	478	24,832
Citi Trends, Inc.* (Specialty Retail)	42	3,064
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	546	1,108
Citizens & Northern Corp. (Banks)	75	1,895
Citizens, Inc.* (Insurance)	240	1,490
City Holding Co. (Banks)	73	5,687
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	206	3,679
Civista Bancshares, Inc. (Banks)	71	1,649
Clarus Corp. (Leisure Products)	116	2,973
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	747	6,088
Cleanspark, Inc.* (Software)	161	1,866
Clear Channel Outdoor Holdings, Inc.* (Media)	1,748	4,737
Clearfield, Inc.* (Communications Equipment)	55	2,428
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	92	1,633
Clearwater Paper Corp.* (Paper & Forest Products)	79	3,028
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	168	4,738
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	395	11,957
Clene, Inc.* (Biotechnology)	94	642
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	59	478
Cloudera, Inc.* (Software)	1,114	17,791
Clovis Oncology, Inc.* (Biotechnology)	543	2,422
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	141	17,375
CNB Financial Corp. (Banks)	77	1,874
CNO Financial Group, Inc. (Insurance)	614	14,454
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,042	13,150
Coastal Financial Corp.* (Banks)	46	1,466
Coca-Cola Consolidated, Inc. (Beverages)	23	9,066
Codex Dna, Inc.* (Life Sciences Tools & Services)	37	412
Codexis, Inc.* (Life Sciences Tools & Services)	290	6,745
Codiak Biosciences, Inc.* (Biotechnology)	77	1,257
Coeur Mining, Inc.* (Metals & Mining)	1,232	7,601
Cogent Biosciences, Inc.* (Biotechnology)	179	1,505
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	205	14,522
Cohen & Steers, Inc. (Capital Markets)	120	10,052
Coherus Biosciences, Inc.* (Biotechnology)	309	4,966
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	231	7,378
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	169	3,336
Columbia Banking System, Inc. (Banks)	377	14,322
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	189	3,497
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	552	10,499
Columbus McKinnon Corp. (Machinery)	134	6,479
Comfort Systems USA, Inc. (Construction & Engineering)	172	12,267
Commercial Metals Co. (Metals & Mining)	578	17,607
Commercial Vehicle Group, Inc.* (Machinery)	154	1,457
Community Bank System, Inc. (Banks)	258	17,652
Community Health Systems, Inc.* (Health Care Providers & Services)	598	6,997
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	114	5,152
Community Trust Bancorp, Inc. (Banks)	75	3,158

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
CommVault Systems, Inc.* (Software)	221	$16,644
Compass Minerals International, Inc. (Metals & Mining)	165	10,626
Computer Programs & Systems, Inc.* (Health Care Technology)	68	2,411
CompX International, Inc. (Commercial Services & Supplies)	8	166
comScore, Inc.* (Media)	337	1,314
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	441	4,564
Comtech Telecommunications Corp. (Communications Equipment)	123	3,150
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	124	1,059
Conduent, Inc.* (IT Services)	806	5,312
CONMED Corp. (Health Care Equipment & Supplies)	140	18,316
ConnectOne Bancorp, Inc. (Banks)	180	5,402
Conn's, Inc.* (Specialty Retail)	86	1,963
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	165	4,293
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	351	3,226
Constellium SE* (Metals & Mining)	591	11,099
Construction Partners, Inc.* - Class A (Construction & Engineering)	140	4,672
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	707	3,231
Convey Holding Parent, Inc.* (Health Care Technology)	65	546
Cooper-Standard Holding, Inc.* (Auto Components)	81	1,775
Corcept Therapeutics, Inc.* (Pharmaceuticals)	465	9,151
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	577	5,135
CorePoint Lodging, Inc.* (Equity Real Estate Investment Trusts)	189	2,930
CorMedix, Inc.* (Pharmaceuticals)	182	846
Cornerstone Building Brands, Inc.* (Building Products)	264	3,857
Cornerstone OnDemand, Inc.* (Software)	303	17,350
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	544	14,677
Corsair Gaming, Inc.*(a) (Technology Hardware, Storage & Peripherals)	132	3,423
Cortexyme, Inc.* (Biotechnology)	96	8,799
CorVel Corp.* (Health Care Providers & Services)	42	7,821
Costamare, Inc. (Marine)	254	3,934
Couchbase, Inc.* (Software)	47	1,462
Coursera, Inc.* (Diversified Consumer Services)	278	8,799
Covanta Holding Corp. (Commercial Services & Supplies)	577	11,609
Covenant Logistics Group, Inc.* - Class A (Road & Rail)	58	1,604
Covetrus, Inc.* (Health Care Providers & Services)	498	9,034
Cowen, Inc. - Class A (Capital Markets)	135	4,632
CRA International, Inc. (Professional Services)	34	3,378
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	114	15,942
Crawford & Co. - Class A (Insurance)	78	700
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	180	3,789
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	297	42,613
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	173	3,675
CrossFirst Bankshares, Inc.* (Banks)	224	2,912
CryoLife, Inc.* (Health Care Equipment & Supplies)	183	4,079
CryoPort, Inc.* (Health Care Equipment & Supplies)	195	12,969
CS Disco, Inc.* (Software)	62	2,972
CSG Systems International, Inc. (IT Services)	157	7,567
CSW Industrials, Inc. (Building Products)	71	9,067
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts)	28	1,505
CTS Corp. (Electronic Equipment, Instruments & Components)	154	4,760
Cue BioPharma, Inc.* (Biotechnology)	148	2,156
Cullinan Oncology, Inc.* (Biotechnology)	125	2,821
CuriosityStream, Inc.* (Entertainment)	125	1,318
Curis, Inc.* (Biotechnology)	417	3,265
Curo Group Holdings Corp. (Consumer Finance)	101	1,750
Cushman & Wakefield PLC* (Real Estate Management & Development)	668	12,431
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	222	2,071
Customers Bancorp, Inc. (Banks)	144	6,195
Cutera, Inc.* (Health Care Equipment & Supplies)	85	3,961
CVB Financial Corp. (Banks)	622	12,670
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	142	2,366
CVRx, Inc.* (Health Care Equipment & Supplies)	39	645
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	334	1,219
Cyteir Therapeutics, Inc.* (Pharmaceuticals)	40	702
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	77	1,649
Cytokinetics, Inc.* (Biotechnology)	382	13,653
CytomX Therapeutics, Inc.* (Biotechnology)	312	1,588
CytoSorbents Corp.* (Health Care Equipment & Supplies)	198	1,608
Daily Journal Corp.* (Media)	6	1,922
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	177	961
Dana, Inc. (Auto Components)	700	15,568
Danimer Scientific, Inc.* (Chemicals)	320	5,229
DarioHealth Corp.* (Health Care Equipment & Supplies)	65	887
Daseke, Inc.* (Road & Rail)	193	1,778
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	208	7,973
Day One Biopharmaceuticals, Inc.* (Biotechnology)	53	1,258
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	189	6,422
Del Taco Restaurants, Inc. (Hotels, Restaurants & Leisure)	144	1,257
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	316	5,679

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Deluxe Corp. (Commercial Services & Supplies)	203	$7,286
Denali Therapeutics, Inc.* (Biotechnology)	438	22,097
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	243	17,071
Denny's Corp.* (Hotels, Restaurants & Leisure)	302	4,935
DermTech, Inc.* (Biotechnology)	117	3,757
Design Therapeutics, Inc.* (Biotechnology)	67	984
Designer Brands, Inc.* (Specialty Retail)	289	4,026
Desktop Metal, Inc.* - Class A (Machinery)	726	5,205
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	682	4,453
Diamond Hill Investment Group, Inc. (Capital Markets)	15	2,635
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	1,007	9,516
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	335	6,754
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	346	3,498
Digi International, Inc.* (Communications Equipment)	163	3,426
Digimarc Corp.* (Software)	61	2,101
Digital Media Solutions, Inc.* - Class A (Media)	16	116
Digital Turbine, Inc.* (Software)	437	30,044
DigitalBridge Group, Inc.* (Equity Real Estate Investment Trusts)	2,336	14,086
DigitalOcean Holdings, Inc.* (IT Services)	238	18,476
Dillard's, Inc. - Class A (Multiline Retail)	29	5,003
Dime Community Bancshares, Inc. (Banks)	167	5,454
Dine Brands Global, Inc.* (Hotels, Restaurants & Leisure)	78	6,334
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	210	19,024
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	1,142	3,871
DMC Global, Inc.* (Machinery)	89	3,285
Domo, Inc.* (Software)	133	11,231
Domtar Corp.* (Paper & Forest Products)	241	13,144
Donegal Group, Inc. - Class A (Insurance)	71	1,029
Donnelley Financial Solutions, Inc.* (Capital Markets)	142	4,916
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	150	1,862
Dorman Products, Inc.* (Auto Components)	129	12,212
Douglas Dynamics, Inc. (Machinery)	109	3,957
Dril-Quip, Inc.* (Energy Equipment & Services)	169	4,255
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	398	1,118
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	109	2,388
Duckhorn Portfolio, Inc. (The)* (Beverages)	97	2,220
Ducommun, Inc.* (Aerospace & Defense)	52	2,618
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	58	791
Durect Corp.* (Pharmaceuticals)	1,089	1,394
DXP Enterprises, Inc.* (Trading Companies & Distributors)	86	2,543
Dycom Industries, Inc.* (Construction & Engineering)	144	10,259
Dynavax Technologies Corp.* (Biotechnology)	519	9,970
Dyne Therapeutics, Inc.* (Biotechnology)	145	2,355
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	164	2,834
DZS, Inc.* (Communications Equipment)	81	993
E2open Parent Holdings, Inc.* (Software)	781	8,825
Eagle Bancorp, Inc. (Banks)	152	8,740
Eagle Bulk Shipping, Inc.* (Marine)	44	2,218
Eagle Pharmaceuticals, Inc.* (Biotechnology)	56	3,124
Eargo, Inc.* (Health Care Equipment & Supplies)	95	639
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	115	1,058
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	406	8,388
Eastern Bankshares, Inc. (Banks)	827	16,788
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	191	31,825
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	216	1,471
Ebix, Inc. (Software)	128	3,447
Echo Global Logistics, Inc.* (Air Freight & Logistics)	127	6,059
EchoStar Corp.* - Class A (Communications Equipment)	190	4,847
Ecovyst, Inc. (Chemicals)	247	2,880
Edgewell Personal Care Co. (Personal Products)	261	9,474
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	61	1,013
Editas Medicine, Inc.* (Biotechnology)	329	13,515
eGain Corp.* (Software)	98	1,000
eHealth, Inc.* (Insurance)	118	4,779
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	154	1,029
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	92	1,555
elf Beauty, Inc.* (Personal Products)	232	6,740
Eliem Therapeutics, Inc.* (Biotechnology)	34	611
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	225	4,115
EMCOR Group, Inc. (Construction & Engineering)	257	29,652
EMCORE Corp.* (Communications Equipment)	176	1,316
Emerald Holding, Inc.* (Media)	115	499
Emergent BioSolutions, Inc.* (Biotechnology)	236	11,817
Empire State Realty Trust, Inc. (Equity Real Estate Investment Trusts)	688	6,901
Employers Holdings, Inc. (Insurance)	137	5,410
Enanta Pharmaceuticals, Inc.* (Biotechnology)	93	5,283
Encore Capital Group, Inc.* (Consumer Finance)	145	7,144
Encore Wire Corp. (Electrical Equipment)	97	9,199
Endo International PLC* (Pharmaceuticals)	1,103	3,574
Energizer Holdings, Inc. (Household Products)	328	12,808
Energy Fuels, Inc.*(a) (Oil, Gas & Consumable Fuels)	712	4,998
Energy Recovery, Inc.* (Machinery)	203	3,863
Enerpac Tool Group Corp. (Machinery)	291	6,032
EnerSys (Electrical Equipment)	206	15,335
Ennis, Inc. (Commercial Services & Supplies)	123	2,319

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Enova International, Inc.* (Consumer Finance)	175	$6,046
EnPro Industries, Inc. (Machinery)	99	8,625
Enstar Group, Ltd.* (Insurance)	60	14,084
Entercom Communications Corp.* (Media)	568	2,090
Enterprise Bancorp, Inc. (Banks)	45	1,618
Enterprise Financial Services Corp. (Banks)	170	7,698
Entravision Communications Corp. - Class A (Media)	290	2,059
Envestnet, Inc.* (Software)	262	21,023
Eos Energy Enterprises, Inc.* (Electrical Equipment)	207	2,904
Epizyme, Inc.* (Biotechnology)	432	2,212
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	64	6,567
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,969	19,966
Equity Bancshares, Inc. - Class A (Banks)	65	2,170
Equity Commonwealth* (Equity Real Estate Investment Trusts)	564	14,653
Erasca, Inc.* (Biotechnology)	99	2,101
Eros STX Global Corp.* (Entertainment)	1,529	1,406
Escalade, Inc. (Leisure Products)	49	927
ESCO Technologies, Inc. (Machinery)	123	9,471
Esperion Therapeutics, Inc.*(a) (Biotechnology)	126	1,518
Esports Technologies, Inc.* (Hotels, Restaurants & Leisure)	53	1,779
Essent Group, Ltd. (Thrifts & Mortgage Finance)	533	23,456
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	563	15,719
Ethan Allen Interiors, Inc. (Household Durables)	108	2,560
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	49	1,372
Evelo Biosciences, Inc.* (Biotechnology)	146	1,028
Eventbrite, Inc.* (Interactive Media & Services)	361	6,827
Evercommerce, Inc.* (Software)	80	1,319
Everi Holdings, Inc.* (IT Services)	411	9,938
EverQuote, Inc.* - Class A (Interactive Media & Services)	92	1,714
EVERTEC, Inc. (IT Services)	292	13,350
EVI Industries, Inc. (Trading Companies & Distributors)	27	734
Evo Payments, Inc.* (IT Services)	228	5,399
Evolent Health, Inc.* (Health Care Technology)	373	11,563
Evolus, Inc.* (Pharmaceuticals)	157	1,196
Evoqua Water Technologies Corp.* (Machinery)	557	20,921
Exagen, Inc.* (Health Care Providers & Services)	50	680
ExlService Holdings, Inc.* (IT Services)	158	19,453
eXp World Holdings, Inc. (Real Estate Management & Development)	302	12,011
Exponent, Inc. (Professional Services)	250	28,287
Extraction Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	75	4,234
Extreme Networks, Inc.* (Communications Equipment)	594	5,851
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	102	1,063
EZCORP, Inc.* - Class A (Consumer Finance)	237	1,794
F45 Training Holdings, Inc.* (Hotels, Restaurants & Leisure)	99	1,481
Fabrinet* (Electronic Equipment, Instruments & Components)	178	18,247
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	189	888
Farmers National Bancorp (Banks)	125	1,964
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	138	1,655
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	88	5,791
Fate Therapeutics, Inc.* (Biotechnology)	391	23,175
Fathom Holdings, Inc.* (Real Estate Management & Development)	25	668
FB Financial Corp. (Banks)	160	6,861
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	44	4,775
Federal Signal Corp. (Machinery)	290	11,200
Federated Hermes, Inc. - Class B (Capital Markets)	456	14,820
Ferro Corp.* (Chemicals)	395	8,034
FibroGen, Inc.* (Biotechnology)	414	4,231
Fidelity D&D Bancorp, Inc. (Banks)	19	958
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	85	932
Finance Of America Cos., Inc.* - Class A (Thrifts & Mortgage Finance)	169	837
Financial Institutions, Inc. (Banks)	75	2,299
Finch Therapeutics Group, Inc.* (Biotechnology)	36	468
First Advantage Corp.* (Professional Services)	142	2,705
First Bancorp (Banks)	989	13,005
First Bancorp (Banks)	136	5,849
First Bancshares, Inc. (Banks)	98	3,800
First Bank/Hamilton NJ (Banks)	75	1,057
First Busey Corp. (Banks)	245	6,034
First Commonwealth Financial Corp. (Banks)	459	6,256
First Community Bancshares, Inc. (Banks)	81	2,569
First Financial Bancorp (Banks)	456	10,675
First Financial Bankshares, Inc. (Banks)	625	28,719
First Financial Corp. (Banks)	56	2,355
First Foundation, Inc. (Banks)	191	5,023
First Internet Bancorp (Banks)	45	1,403
First Interstate BancSystem - Class A (Banks)	197	7,931
First Merchants Corp. (Banks)	261	10,920
First Mid Bancshares, Inc. (Banks)	80	3,285
First Midwest Bancorp, Inc. (Banks)	548	10,417
First of Long Island Corp. (Banks)	110	2,266
FirstCash, Inc. (Consumer Finance)	191	16,712
Fisker, Inc.*(a) (Automobiles)	786	11,515
Five Star Bancorp (Banks)	26	622
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	251	12,746
Flexion Therapeutics, Inc.* (Biotechnology)	232	1,415
Flexsteel Industries, Inc. (Household Durables)	32	988
Fluent, Inc.* (Media)	209	474
Fluidigm Corp.* (Life Sciences Tools & Services)	367	2,419
Fluor Corp.* (Construction & Engineering)	684	10,923

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Flushing Financial Corp. (Banks)	142	$3,209
Flywire Corp.* (IT Services)	58	2,543
Focus Financial Partners, Inc.* (Capital Markets)	287	15,030
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	94	1,309
Forestar Group, Inc.* (Real Estate Management & Development)	82	1,528
Forian, Inc.* (Health Care Technology)	91	939
Forma Therapeutics Holdings, Inc.* (Biotechnology)	163	3,780
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	374	13,961
Forrester Research, Inc.* (Professional Services)	54	2,660
Forte Biosciences, Inc.* (Biotechnology)	54	160
Forterra, Inc.* (Construction Materials)	140	3,298
Fortress Biotech, Inc.* (Biotechnology)	345	1,111
Forward Air Corp. (Air Freight & Logistics)	131	10,876
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	230	2,726
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	366	9,831
Fox Factory Holding Corp.* (Auto Components)	203	29,341
Franchise Group, Inc. (Diversified Consumer Services)	136	4,816
Franklin Covey Co.* (Professional Services)	60	2,447
Franklin Electric Co., Inc. (Machinery)	223	17,807
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	497	2,306
Frank's International N.V. (Energy Equipment & Services)	799	2,349
Frequency Therapeutics, Inc.* (Biotechnology)	154	1,087
Fresh Del Monte Produce, Inc. (Food Products)	161	5,187
Frontier Group Holdings, Inc.* (Airlines)	168	2,653
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	575	5,388
FRP Holdings, Inc.* (Real Estate Management & Development)	32	1,789
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	34	1,177
FTC Solar, Inc.* (Electrical Equipment)	92	717
FTS International, Inc.* - Class A (Energy Equipment & Services)	43	1,058
fuboTV, Inc.*(a) (Software)	633	15,167
FuelCell Energy, Inc.* (Electrical Equipment)	1,565	10,470
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	128	3,611
Fulgent Genetics, Inc.* (Health Care Providers & Services)	99	8,905
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	157	1,666
Fulton Financial Corp. (Banks)	765	11,689
Funko, Inc.* (Distributors)	128	2,331
FutureFuel Corp. (Chemicals)	124	884
G1 Therapeutics, Inc.* (Biotechnology)	189	2,536
GAMCO Investors, Inc. - Class A (Capital Markets)	25	660
GAN, Ltd.* (Hotels, Restaurants & Leisure)	193	2,870
Gannett Co., Inc.* (Media)	677	4,522
Gatos Silver, Inc.* (Metals & Mining)	223	2,593
GATX Corp. (Trading Companies & Distributors)	170	15,225
GCM Grosvenor, Inc. - Class A (Capital Markets)	207	2,385
GCP Applied Technologies, Inc.* (Chemicals)	237	5,195
Gemini Therapeutics, Inc.* (Biotechnology)	105	424
Genco Shipping & Trading, Ltd. (Marine)	155	3,120
Generation Bio Co.* (Biotechnology)	211	5,290
Genesco, Inc.* (Specialty Retail)	71	4,099
Genius Brands International, Inc.* (Leisure Products)	1,358	1,847
Gentherm, Inc.* (Auto Components)	160	12,949
Genworth Financial, Inc.* (Insurance)	2,440	9,150
German American Bancorp, Inc. (Banks)	119	4,597
Geron Corp.* (Biotechnology)	1,451	1,988
Getty Realty Corp. (Equity Real Estate Investment Trusts)	192	5,628
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	939	6,235
Gibraltar Industries, Inc.* (Building Products)	158	11,005
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	212	6,000
Glacier Bancorp, Inc. (Banks)	531	29,392
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	175	3,680
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	138	3,142
Glatfelter Corp. (Paper & Forest Products)	211	2,975
Glaukos Corp.* (Health Care Equipment & Supplies)	216	10,405
Global Blood Therapeutics, Inc.* (Biotechnology)	288	7,338
Global Industrial Co. (Trading Companies & Distributors)	61	2,311
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	288	4,234
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	486	7,786
Global Water Resources, Inc. (Water Utilities)	61	1,142
Globalstar, Inc.* (Diversified Telecommunication Services)	2,922	4,880
GMS, Inc.* (Trading Companies & Distributors)	206	9,023
Gogo, Inc.* (Wireless Telecommunication Services)	284	4,913
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	495	6,420
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	83	4,074
Golden Nugget Online Gaming, Inc.* (Hotels, Restaurants & Leisure)	192	3,335
Goosehead Insurance, Inc. (Insurance)	85	12,945
GoPro, Inc.* - Class A (Household Durables)	607	5,682
Gorman-Rupp Co. (Machinery)	109	3,903
Gossamer Bio, Inc.* (Biotechnology)	299	3,758
GP Strategies Corp.* (Professional Services)	61	1,263
GrafTech International, Ltd. (Electrical Equipment)	980	10,114
Graham Holdings Co. - Class B (Diversified Consumer Services)	19	11,194
Granite Construction, Inc. (Construction & Engineering)	220	8,701

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	264	$3,477
Graphite Bio, Inc.* (Biotechnology)	78	1,278
Gray Television, Inc. (Media)	411	9,379
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	104	1,403
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	312	4,708
Great Southern Bancorp, Inc. (Banks)	51	2,795
Great Western Bancorp, Inc. (Banks)	267	8,742
Green Brick Partners, Inc.* (Household Durables)	148	3,037
Green Dot Corp.* - Class A (Consumer Finance)	257	12,935
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	230	7,510
GreenBox POS* (IT Services)	88	730
Greenhill & Co., Inc. (Capital Markets)	69	1,009
Greenlane Holdings, Inc.* - Class A (Distributors)	79	187
Greenlight Capital Re, Ltd.* - Class A (Insurance)	126	931
GreenSky, Inc.* - Class A (IT Services)	345	3,857
Greenwich Lifesciences, Inc.* (Biotechnology)	19	742
Greif, Inc. - Class A (Containers & Packaging)	124	8,011
Greif, Inc. - Class B (Containers & Packaging)	29	1,879
Grid Dynamics Holdings, Inc.* (IT Services)	203	5,932
Griffon Corp. (Building Products)	224	5,510
Gritstone bio, Inc.* (Biotechnology)	194	2,095
Group 1 Automotive, Inc. (Specialty Retail)	85	15,970
Groupon, Inc.* (Internet & Direct Marketing Retail)	113	2,578
GrowGeneration Corp.* (Specialty Retail)	260	6,414
GT Biopharma, Inc.* (Biotechnology)	85	573
GTY Technology Holdings, Inc.* (Software)	155	1,166
Guaranty Bancshares, Inc. (Banks)	38	1,362
Guess?, Inc. (Specialty Retail)	194	4,076
H&E Equipment Services, Inc. (Trading Companies & Distributors)	155	5,380
H.B. Fuller Co. (Chemicals)	251	16,205
Haemonetics Corp.* (Health Care Equipment & Supplies)	243	17,153
Hall of Fame Resort & Entertainment Co.* (Hotels, Restaurants & Leisure)	265	702
Halozyme Therapeutics, Inc.* (Biotechnology)	678	27,581
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	36	564
Hamilton Lane, Inc. (Capital Markets)	164	13,910
Hancock Whitney Corp. (Banks)	416	19,602
Hanger, Inc.* (Health Care Providers & Services)	181	3,975
Hanmi Financial Corp. (Banks)	147	2,949
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts)	369	19,733
HarborOne Bancorp, Inc. (Banks)	239	3,356
Harmonic, Inc.* (Communications Equipment)	430	3,763
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	108	4,140
Harpoon Therapeutics, Inc.* (Biotechnology)	90	711
Harsco Corp.* (Machinery)	377	6,390
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	189	1,319
Haverty Furniture Cos., Inc. (Specialty Retail)	80	2,697
Hawaiian Holdings, Inc.* (Airlines)	243	5,263
Hawkins, Inc. (Chemicals)	92	3,209
Haynes International, Inc. (Metals & Mining)	60	2,235
HBT Financial, Inc. (Banks)	46	715
HCI Group, Inc. (Insurance)	27	2,991
Health Catalyst, Inc.* (Health Care Technology)	241	12,052
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	701	20,876
Healthcare Services Group, Inc. (Commercial Services & Supplies)	361	9,021
HealthEquity, Inc.* (Health Care Providers & Services)	394	25,515
HealthStream, Inc.* (Health Care Technology)	122	3,487
Heartland Express, Inc. (Road & Rail)	230	3,685
Heartland Financial USA, Inc. (Banks)	194	9,328
Hecla Mining Co. (Metals & Mining)	2,559	14,075
Heidrick & Struggles International, Inc. (Professional Services)	93	4,151
Helen of Troy, Ltd.* (Household Durables)	116	26,062
Helios Technologies, Inc. (Machinery)	156	12,809
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	689	2,673
Helmerich & Payne, Inc. (Energy Equipment & Services)	507	13,897
Hemisphere Media Group, Inc.* (Media)	78	950
Herc Holdings, Inc. (Trading Companies & Distributors)	120	19,616
Heritage Commerce Corp. (Banks)	281	3,268
Heritage Financial Corp. (Banks)	171	4,361
Heritage Insurance Holdings, Inc. (Insurance)	124	844
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	75	2,174
Herman Miller, Inc. (Commercial Services & Supplies)	358	13,482
Heron Therapeutics, Inc.* (Biotechnology)	445	4,757
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	155	1,446
Heska Corp.* (Health Care Equipment & Supplies)	47	12,151
HF Foods Group, Inc.* (Food & Staples Retailing)	174	1,053
Hibbett, Inc. (Specialty Retail)	77	5,447
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	24	216
Hillenbrand, Inc. (Machinery)	351	14,970
Hilltop Holdings, Inc. (Banks)	306	9,997
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	412	19,599
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	7	2,357
HireQuest, Inc. (Professional Services)	24	464
HNI Corp. (Commercial Services & Supplies)	210	7,711
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	37	1,431

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Home BancShares, Inc. (Banks)	734	$17,271
Home Point Capital, Inc. (Thrifts & Mortgage Finance)	35	144
HomeStreet, Inc. (Thrifts & Mortgage Finance)	97	3,992
HomeTrust Bancshares, Inc. (Banks)	73	2,043
Homology Medicines, Inc.* (Biotechnology)	202	1,590
Honest Co., Inc. (The)* (Personal Products)	120	1,246
Hooker Furniture Corp. (Household Durables)	56	1,511
Hookipa Pharma, Inc.* (Biotechnology)	92	542
Hope Bancorp, Inc. (Banks)	572	8,260
Horace Mann Educators Corp. (Insurance)	201	7,998
Horizon Bancorp, Inc. (Banks)	206	3,743
Hostess Brands, Inc.* (Food Products)	631	10,960
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	612	8,219
Houlihan Lokey, Inc. (Capital Markets)	246	22,657
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	25	2,410
Howard Bancorp, Inc.* (Banks)	63	1,278
Hub Group, Inc.* - Class A (Air Freight & Logistics)	159	10,931
Humanigen, Inc.* (Biotechnology)	219	1,299
Huron Consulting Group, Inc.* (Professional Services)	108	5,616
Hydrofarm Holdings Group, Inc.* (Machinery)	187	7,078
Hyliion Holdings Corp.* (Machinery)	564	4,738
HyreCar, Inc.* (Diversified Consumer Services)	84	714
Hyster-Yale Materials Handling, Inc. (Machinery)	48	2,412
I3 Verticals, Inc.* - Class A (IT Services)	103	2,494
IBEX, Ltd.* (Commercial Services & Supplies)	27	459
iBio, Inc.* (Biotechnology)	1,040	1,102
iCAD, Inc.* (Health Care Technology)	105	1,129
ICF International, Inc. (Professional Services)	89	7,947
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	133	5,465
Icosavax, Inc.* (Biotechnology)	64	1,894
Ideanomics, Inc.*(a) (Software)	1,997	3,934
Ideaya Biosciences, Inc.* (Biotechnology)	158	4,027
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	102	1,922
IDT Corp.* - Class B (Diversified Telecommunication Services)	96	4,027
IES Holdings, Inc.* (Construction & Engineering)	42	1,919
IGM Biosciences, Inc.* (Biotechnology)	39	2,565
iHeartMedia, Inc.* - Class A (Media)	539	13,486
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	503	29,857
Ikena Oncology, Inc.* (Biotechnology)	50	631
Imago Biosciences, Inc.* (Biotechnology)	47	941
IMAX Corp.* (Entertainment)	240	4,555
Immuneering Corp.* - Class A (Biotechnology)	40	1,062
Immunic, Inc.* (Biotechnology)	90	797
ImmunityBio, Inc.* (Biotechnology)	329	3,204
ImmunoGen, Inc.* (Biotechnology)	952	5,398
Immunovant, Inc.* (Biotechnology)	193	1,677
Impel Neuropharma, Inc.* (Biotechnology)	26	317
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	90	5,142
Inari Medical, Inc.* (Health Care Equipment & Supplies)	164	13,300
Independence Holding Co. (Insurance)	21	1,041
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	506	10,297
Independent Bank Corp. (Banks)	159	12,108
Independent Bank Corp. (Banks)	99	2,127
Independent Bank Group, Inc. (Banks)	181	12,858
Indus Realty Trust, Inc. (Real Estate Management & Development)	21	1,472
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	313	7,953
Infinera Corp.* (Communications Equipment)	872	7,255
Infinity Pharmaceuticals, Inc.* (Biotechnology)	421	1,440
Infrastructure and Energy Alternatives, Inc.* (Construction & Engineering)	132	1,509
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	87	1,134
Ingevity Corp.* (Chemicals)	191	13,632
Ingles Markets, Inc. (Food & Staples Retailing)	68	4,490
Inhibrx, Inc.* (Biotechnology)	134	4,464
Innospec, Inc. (Chemicals)	118	9,938
Innovage Holding Corp.* (Health Care Providers & Services)	88	582
INNOVATE Corp.* (Construction & Engineering)	228	935
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	114	26,353
Innoviva, Inc.* (Pharmaceuticals)	209	3,492
Inogen, Inc.* (Health Care Equipment & Supplies)	94	4,050
Inotiv, Inc.* (Life Sciences Tools & Services)	62	1,813
Inovalon Holdings, Inc.* - Class A (Health Care Technology)	364	14,666
Inovio Pharmaceuticals, Inc.* (Biotechnology)	995	7,124
Inozyme Pharma, Inc.* (Biotechnology)	69	800
Inseego Corp.* (Communications Equipment)	401	2,671
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	166	14,953
Insmed, Inc.* (Biotechnology)	553	15,230
Insperity, Inc. (Professional Services)	175	19,380
Inspire Medical Systems, Inc.* (Health Care Technology)	129	30,042
Installed Building Products, Inc. (Household Durables)	114	12,215
Insteel Industries, Inc. (Building Products)	90	3,425
Instil Bio, Inc.* (Biotechnology)	86	1,537
Instructure Holdings, Inc.* (Software)	58	1,310
Intapp, Inc.* (Software)	48	1,236
Integer Holdings Corp.* (Health Care Equipment & Supplies)	158	14,116
Integral Ad Science Holding Corp.* (Technology Hardware, Storage & Peripherals)	82	1,692
Intellia Therapeutics, Inc.* (Biotechnology)	331	44,403
Intelligent Systems Corp.* (Software)	35	1,421
Inter Parfums, Inc. (Personal Products)	86	6,430

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Intercept Pharmaceuticals, Inc.* (Biotechnology)	135	$2,005
InterDigital, Inc. (Communications Equipment)	149	10,105
Interface, Inc. (Commercial Services & Supplies)	280	4,242
International Bancshares Corp. (Banks)	259	10,785
International Game Technology PLC* (Hotels, Restaurants & Leisure)	481	12,660
International Money Express, Inc.* (IT Services)	154	2,572
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	221	4,027
Intersect ENT, Inc.* (Pharmaceuticals)	160	4,352
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	340	12,674
Intrepid Potash, Inc.* (Chemicals)	48	1,483
Invacare Corp.* (Health Care Equipment & Supplies)	162	771
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,404	4,423
Investors Bancorp, Inc. (Banks)	1,101	16,636
Investors Title Co. (Insurance)	6	1,096
Invitae Corp.* (Biotechnology)	964	27,407
iRadimed Corp.* (Health Care Equipment & Supplies)	31	1,041
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	142	8,316
Iridium Communications, Inc.* (Diversified Telecommunication Services)	569	22,674
iRobot Corp.* (Household Durables)	135	10,598
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	699	9,129
iStar, Inc. (Equity Real Estate Investment Trusts)	333	8,352
iTeos Therapeutics, Inc.* (Biotechnology)	97	2,619
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	204	1,077
Itron, Inc.* (Electronic Equipment, Instruments & Components)	218	16,487
IVERIC bio, Inc.* (Biotechnology)	502	8,152
J & J Snack Foods Corp. (Food Products)	71	10,850
j2 Global, Inc.* (Software)	209	28,554
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	105	10,220
James River Group Holdings, Ltd. (Insurance)	176	6,640
Janux Therapeutics, Inc.* (Biotechnology)	64	1,384
JELD-WEN Holding, Inc.* (Building Products)	404	10,112
JFrog, Ltd.* (Software)	255	8,543
JOANN, Inc. (Specialty Retail)	58	646
John B Sanfilippo & Son, Inc. (Food Products)	43	3,514
John Bean Technologies Corp. (Machinery)	151	21,223
John Wiley & Sons, Inc. - Class A (Media)	208	10,860
Johnson Outdoors, Inc. - Class A (Leisure Products)	25	2,645
Jounce Therapeutics, Inc.* (Biotechnology)	159	1,181
Kadant, Inc. (Machinery)	55	11,226
Kadmon Holdings, Inc.* (Biotechnology)	834	7,264
Kaiser Aluminum Corp. (Metals & Mining)	76	8,281
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	233	610
Kaleido Biosciences, Inc.* (Pharmaceuticals)	93	508
Kaltura, Inc.* (Software)	84	864
KalVista Pharmaceuticals, Inc.* (Biotechnology)	96	1,675
Kaman Corp. - Class A (Trading Companies & Distributors)	133	4,744
KAR Auction Services, Inc.* (Commercial Services & Supplies)	572	9,375
Karat Packaging, Inc.* (Trading Companies & Distributors)	22	463
Karuna Therapeutics, Inc.* (Biotechnology)	107	13,089
Karyopharm Therapeutics, Inc.* (Biotechnology)	346	2,014
KB Home (Household Durables)	403	15,685
KBR, Inc. (IT Services)	681	26,830
Kearny Financial Corp. (Thrifts & Mortgage Finance)	352	4,375
Kelly Services, Inc. - Class A (Professional Services)	169	3,191
KemPharm, Inc.* (Pharmaceuticals)	138	1,288
Kennametal, Inc. (Machinery)	402	13,760
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	578	12,092
Keros Therapeutics, Inc.* (Biotechnology)	75	2,967
Kezar Life Sciences, Inc.* (Biotechnology)	165	1,426
Kforce, Inc. (Professional Services)	98	5,845
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	116	2,989
Kimball International, Inc. - Class B (Commercial Services & Supplies)	174	1,949
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	140	1,595
Kinnate Biopharma, Inc.* (Biotechnology)	124	2,854
Kinsale Capital Group, Inc. (Insurance)	104	16,817
Kirkland's, Inc.*(a) (Specialty Retail)	67	1,287
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	401	8,164
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	156	3,292
Knowles Corp.* (Electronic Equipment, Instruments & Components)	428	8,021
Kodiak Sciences, Inc.* (Biotechnology)	161	15,453
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	250	12,488
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	373	1,913
Koppers Holdings, Inc.* (Chemicals)	100	3,126
Korn Ferry (Professional Services)	265	19,175
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,950	5,772
Kraton Corp.* (Chemicals)	151	6,892
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	590	13,163
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	106	1,484
Kronos Bio, Inc.* (Chemicals)	187	3,920
Kronos Worldwide, Inc. (Chemicals)	107	1,328
Krystal Biotech, Inc.* (Biotechnology)	86	4,490

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	295	$17,193
Kura Oncology, Inc.* (Biotechnology)	306	5,731
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	19	830
KVH Industries, Inc.* (Communications Equipment)	73	703
Kymera Therapeutics, Inc.* (Biotechnology)	165	9,692
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	547	6,044
Laird Superfood, Inc.* (Food Products)	30	572
Lakeland Bancorp, Inc. (Banks)	235	4,143
Lakeland Financial Corp. (Banks)	117	8,335
Lancaster Colony Corp. (Food Products)	91	15,361
Landec Corp.* (Food Products)	126	1,162
Landos Biopharma, Inc.* (Pharmaceuticals)	23	336
Lands' End, Inc.* (Internet & Direct Marketing Retail)	69	1,624
Landsea Homes Corp.* (Household Durables)	52	450
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	324	8,320
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	61	4,945
Latham Group, Inc.* (Leisure Products)	112	1,837
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	653	42,217
Laureate Education, Inc. - Class A (Diversified Consumer Services)	478	8,121
Lawson Products, Inc.* (Trading Companies & Distributors)	23	1,150
La-Z-Boy, Inc. (Household Durables)	216	6,962
Lazydays Holdings, Inc.* (Specialty Retail)	35	747
LCI Industries (Auto Components)	119	16,021
Legacy Housing Corp.* (Household Durables)	39	701
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	91	4,831
LendingClub Corp.* (Consumer Finance)	471	13,301
LendingTree, Inc.* (Thrifts & Mortgage Finance)	56	7,830
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	327	1,573
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,321	16,843
LGI Homes, Inc.* (Household Durables)	105	14,901
LHC Group, Inc.* (Health Care Providers & Services)	147	23,066
Liberty Latin America, Ltd.* - Class A (Media)	201	2,629
Liberty Latin America, Ltd.* - Class C (Media)	744	9,761
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	48	1,292
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	176	4,650
Liberty Oilfield Services, Inc.* (Energy Equipment & Services)	437	5,301
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	351	1,085
Lifestance Health Group, Inc.* (Health Care Providers & Services)	223	3,234
Lifetime Brands, Inc. (Household Durables)	61	1,110
Ligand Pharmaceuticals, Inc.* (Biotechnology)	73	10,170
Limelight Networks, Inc.* (IT Services)	601	1,430
Limoneira Co. (Food Products)	75	1,213
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	148	2,159
Lindsay Corp. (Machinery)	52	7,893
Lineage Cell Therapeutics, Inc.* (Biotechnology)	604	1,522
Lions Gate Entertainment Corp.* - Class A (Entertainment)	280	3,973
Lions Gate Entertainment Corp.* - Class B (Entertainment)	568	7,384
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	128	2,766
LivaNova PLC* (Health Care Equipment & Supplies)	257	20,352
Live Oak Bancshares, Inc. (Banks)	152	9,672
Livent Corp.* (Chemicals)	780	18,026
LivePerson, Inc.* (Software)	312	18,392
LiveRamp Holdings, Inc.* (IT Services)	318	15,019
LiveXLive Media, Inc.* (Entertainment)	280	837
Loral Space & Communications, Inc. (Media)	62	2,667
Lordstown Motors Corp.* - Class A (Automobiles)	463	3,695
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	187	5,926
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	138	2,578
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	149	1,416
Luther Burbank Corp. (Thrifts & Mortgage Finance)	75	1,006
Luxfer Holdings PLC (Machinery)	133	2,611
Lyell Immunopharma, Inc.* (Biotechnology)	114	1,687
M.D.C Holdings, Inc. (Household Durables)	275	12,848
M/I Homes, Inc.* (Household Durables)	138	7,976
Macatawa Bank Corp. (Banks)	126	1,012
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	423	7,242
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	234	15,180
MacroGenics, Inc.* (Biotechnology)	289	6,052
Macy's, Inc. (Multiline Retail)	1,512	34,172
Madison Square Garden Entertainment Corp.* (Entertainment)	126	9,156
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	55	4,388
Magellan Health, Inc.* (Health Care Providers & Services)	114	10,779
Magenta Therapeutics, Inc.* (Biotechnology)	144	1,048
Magnite, Inc.* (Internet & Direct Marketing Retail)	625	17,500
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	670	11,919
Maiden Holdings, Ltd.* (Insurance)	335	1,059
Malibu Boats, Inc.* (Leisure Products)	100	6,998

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
MannKind Corp.* (Biotechnology)	1,188	$5,168
ManTech International Corp. - Class A (IT Services)	132	10,021
Marathon Digital Holdings, Inc.* (IT Services)	459	14,495
Marcus & Millichap, Inc.* (Real Estate Management & Development)	114	4,631
Marine Products Corp. (Leisure Products)	39	488
MarineMax, Inc.* (Specialty Retail)	102	4,949
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	178	2,026
Marlin Business Services Corp. (Diversified Financial Services)	39	867
Marrone Bio Innovations, Inc.* (Chemicals)	482	434
Marten Transport, Ltd. (Road & Rail)	286	4,487
Masonite International Corp.* (Building Products)	116	12,311
MasterCraft Boat Holdings, Inc.* (Leisure Products)	90	2,257
Matador Resources Co. (Oil, Gas & Consumable Fuels)	533	20,275
Materion Corp. (Metals & Mining)	98	6,727
Matrix Service Co.* (Energy Equipment & Services)	125	1,308
Matson, Inc. (Marine)	207	16,708
Matthews International Corp. - Class A (Commercial Services & Supplies)	149	5,169
MAX Holdings, Inc. (Real Estate Management & Development)	89	2,773
Maxar Technologies, Inc. (Aerospace & Defense)	345	9,770
Maxcyte, Inc.* (Biotechnology)	75	916
MAXIMUS, Inc. (IT Services)	295	24,544
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	342	16,844
Mayville Engineering Co., Inc.* (Metals & Mining)	43	808
MBIA, Inc.* (Insurance)	231	2,968
McGrath RentCorp (Commercial Services & Supplies)	116	8,346
MedAvail Holdings, Inc.* (Food & Staples Retailing)	58	169
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	102	1,905
Medifast, Inc. (Personal Products)	56	10,788
MEDNAX, Inc.* (Health Care Providers & Services)	366	10,405
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	140	26,498
MEI Pharma, Inc.* (Biotechnology)	522	1,441
MeiraGTx Holdings PLC* (Biotechnology)	143	1,885
Mercantile Bank Corp. (Banks)	75	2,402
Merchants Bancorp (Thrifts & Mortgage Finance)	47	1,855
Meredith Corp.* (Media)	192	10,694
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	225	4,671
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	205	3,944
Meridianlink, Inc.* (Software)	61	1,364
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	247	17,735
Meritage Homes Corp.* (Household Durables)	180	17,460
Meritor, Inc.* (Machinery)	327	6,968
Mersana Therapeutics, Inc.* (Biotechnology)	344	3,244
Mesa Air Group, Inc.* (Airlines)	165	1,264
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	24	7,257
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	151	7,924
Meta Materials, Inc.*(a) (Oil, Gas & Consumable Fuels)	1,054	6,092
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	184	7,737
Metrocity Bankshares, Inc. (Banks)	91	1,908
MetroMile, Inc.* (Insurance)	187	664
Metropolitan Bank Holding Corp.* (Banks)	37	3,119
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	2,131	9,739
MGE Energy, Inc. (Electric Utilities)	175	12,863
MGP Ingredients, Inc. (Beverages)	68	4,427
MicroStrategy, Inc.* - Class A (Software)	38	21,979
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	791	8,741
Mid Penn Bancorp, Inc. (Banks)	47	1,295
Middlesex Water Co. (Water Utilities)	83	8,531
Midland States Bancorp, Inc. (Banks)	105	2,597
MidwestOne Financial Group, Inc. (Banks)	70	2,111
Miller Industries, Inc. (Machinery)	53	1,804
Mimecast, Ltd.* (Software)	293	18,635
MiMedx Group, Inc.* (Biotechnology)	535	3,242
Mind Medicine MindMed, Inc.*(a) (Pharmaceuticals)	1,675	3,903
Minerals Technologies, Inc. (Chemicals)	162	11,314
Mirum Pharmaceuticals, Inc.* (Biotechnology)	17	339
Misonix, Inc.* (Health Care Equipment & Supplies)	59	1,493
Mission Produce, Inc.* (Food Products)	178	3,272
Mistras Group, Inc.* (Professional Services)	96	975
Mitek System, Inc.* (Software)	207	3,830
Model N, Inc.* (Software)	171	5,729
Modine Manufacturing Co.* (Auto Components)	241	2,731
ModivCare, Inc.* (Health Care Providers & Services)	60	10,897
Moelis & Co. (Capital Markets)	294	18,190
Molecular Templates, Inc.* (Biotechnology)	178	1,194
Momentive Global, Inc.* (Software)	625	12,250
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	63	4,220
MoneyGram International, Inc.* (IT Services)	431	3,457
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	459	8,560
Monro, Inc. (Specialty Retail)	160	9,202
Monte Rosa Therapeutics, Inc.* (Biotechnology)	56	1,248
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	111	6,853
Moog, Inc. - Class A (Aerospace & Defense)	139	10,596
Morphic Holding, Inc.* (Biotechnology)	100	5,664
Motorcar Parts of America, Inc.* (Auto Components)	90	1,755
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	77	2,425

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
MP Materials Corp.* (Metals & Mining)	351	$11,313
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	341	14,039
MRC Global, Inc.* (Trading Companies & Distributors)	387	2,841
Mueller Industries, Inc. (Machinery)	270	11,097
Mueller Water Products, Inc. - Class A (Machinery)	758	11,537
Multiplan Corp.* (Health Care Technology)	1,093	6,154
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	705	17,604
Murphy USA, Inc. (Specialty Retail)	116	19,402
Mustang Bio, Inc.* (Biotechnology)	335	901
MVB Financial Corp. (Banks)	48	2,056
Myers Industries, Inc. (Containers & Packaging)	174	3,405
MYR Group, Inc.* (Construction & Engineering)	79	7,861
Myriad Genetics, Inc.* (Biotechnology)	373	12,044
Nabors Industries, Ltd.* (Energy Equipment & Services)	34	3,280
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	218	10,466
Nanthealth, Inc.* (Health Care Technology)	130	209
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	70	3,016
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	14	856
National Bank Holdings Corp. (Banks)	142	5,748
National Beverage Corp. (Beverages)	113	5,931
National CineMedia, Inc. (Media)	289	1,029
National Energy Services Reunited Corp.* (Energy Equipment & Services)	183	2,291
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	211	11,289
National Healthcare Corp. (Health Care Providers & Services)	60	4,199
National Presto Industries, Inc. (Aerospace & Defense)	25	2,052
National Research Corp. (Health Care Providers & Services)	67	2,825
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	391	20,641
National Vision Holdings, Inc.* (Specialty Retail)	393	22,310
National Western Life Group, Inc. - Class A (Insurance)	12	2,527
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	44	494
Nature's Sunshine Products, Inc. (Personal Products)	57	835
Natus Medical, Inc.* (Health Care Equipment & Supplies)	162	4,063
Nautilus, Inc.* (Leisure Products)	145	1,350
Navient Corp. (Consumer Finance)	793	15,646
NBT Bancorp, Inc. (Banks)	203	7,332
Neenah, Inc. (Paper & Forest Products)	81	3,775
Nelnet, Inc. - Class A (Consumer Finance)	82	6,498
NEOGAMES SA* (Hotels, Restaurants & Leisure)	27	991
Neogen Corp.* (Health Care Equipment & Supplies)	518	22,497
NeoGenomics, Inc.* (Life Sciences Tools & Services)	546	26,338
Neoleukin Therapeutics, Inc.* (Biotechnology)	169	1,222
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	247	2,151
NETGEAR, Inc.* (Communications Equipment)	145	4,627
NetScout Systems, Inc.* (Communications Equipment)	338	9,109
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	191	4,517
Neuronetics, Inc.* (Health Care Equipment & Supplies)	123	807
NeuroPace, Inc.* (Health Care Equipment & Supplies)	34	539
Nevro Corp.* (Health Care Equipment & Supplies)	167	19,435
New Jersey Resources Corp. (Gas Utilities)	465	16,187
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,827	7,783
NewAge, Inc.* (Beverages)	647	899
Newmark Group, Inc. (Real Estate Management & Development)	718	10,275
Newpark Resources, Inc.* (Energy Equipment & Services)	435	1,436
NexImmune, Inc.* (Biotechnology)	85	1,287
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	107	6,621
NextGen Healthcare, Inc.* (Health Care Technology)	270	3,807
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	832	3,827
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	152	3,195
NI Holdings, Inc.* (Insurance)	41	720
Nicolet Bankshares, Inc.* (Banks)	52	3,857
Nikola Corp.* (Machinery)	1,083	11,556
Nkarta, Inc.* (Biotechnology)	68	1,891
NL Industries, Inc. (Commercial Services & Supplies)	40	230
nLight, Inc.* (Electronic Equipment, Instruments & Components)	205	5,779
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	404	9,134
NN, Inc.* (Machinery)	206	1,082
Noodles & Co.* (Hotels, Restaurants & Leisure)	196	2,313
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	734	1,879
Northern Oil And Gas, Inc. (Oil, Gas & Consumable Fuels)	252	5,393
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	217	3,724
Northrim Bancorp, Inc. (Banks)	29	1,233
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	589	7,822
Northwest Natural Holding Co. (Gas Utilities)	147	6,761
Northwest Pipe Co.* (Construction & Engineering)	47	1,114
NorthWestern Corp. (Multi-Utilities)	249	14,268
Novagold Resources, Inc.* (Metals & Mining)	1,142	7,857
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	170	26,265
NOW, Inc.* (Trading Companies & Distributors)	531	4,062

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Nu Skin Enterprises, Inc. - Class A (Personal Products)	239	$9,672
Nurix Therapeutics, Inc.* (Biotechnology)	151	4,524
Nuvalent, Inc.* - Class A (Biotechnology)	52	1,173
NuVasive, Inc.* (Health Care Equipment & Supplies)	249	14,903
Nuvation Bio, Inc.* (Pharmaceuticals)	321	3,191
NV5 Global, Inc.* (Construction & Engineering)	63	6,210
NVE Corp. (Semiconductors & Semiconductor Equipment)	23	1,471
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	97	9,644
Oceaneering International, Inc.* (Energy Equipment & Services)	479	6,380
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	285	6,102
Ocugen, Inc.* (Biotechnology)	889	6,383
Ocular Therapeutix, Inc.* (Pharmaceuticals)	369	3,690
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	39	1,097
Office Properties Income Trust (Equity Real Estate Investment Trusts)	230	5,826
OFG Bancorp (Banks)	245	6,179
O-I Glass, Inc.* (Containers & Packaging)	760	10,846
Oil States International, Inc.* (Energy Equipment & Services)	292	1,866
Oil-Dri Corp. of America (Household Products)	25	875
Old National Bancorp (Banks)	795	13,475
Old Second Bancorp, Inc. (Banks)	134	1,750
Olema Pharmaceuticals, Inc.* (Biotechnology)	121	3,335
Olympic Steel, Inc. (Metals & Mining)	45	1,096
Omega Flex, Inc. (Machinery)	15	2,140
Omega Therapeutics, Inc.* (Biotechnology)	36	679
Omeros Corp.*(a) (Pharmaceuticals)	290	3,999
Omnicell, Inc.* (Health Care Technology)	207	30,724
ON24, Inc.* (Software)	129	2,572
Oncocyte Corp.* (Biotechnology)	290	1,032
Oncorus, Inc.* (Biotechnology)	98	915
Oncternal Therapeutics, Inc.* (Biotechnology)	213	888
ONE Gas, Inc. (Gas Utilities)	254	16,096
ONE Group Hospitality, Inc. (The)* (Hotels, Restaurants & Leisure)	100	1,069
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	78	2,378
OneSpan, Inc.* (Software)	170	3,193
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	254	2,532
Onewater Marine, Inc. (Specialty Retail)	49	1,970
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	234	16,907
Ontrak, Inc.* (Health Care Providers & Services)	43	432
Ooma, Inc.* (Diversified Telecommunication Services)	105	1,954
Open Lending Corp.* - Class A (Capital Markets)	502	18,107
OPKO Health, Inc.* (Biotechnology)	1,923	7,019
Oportun Financial Corp.* (Consumer Finance)	100	2,503
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	44	1,993
OptimizeRx Corp.* (Health Care Technology)	83	7,101
Option Care Health, Inc.* (Health Care Providers & Services)	720	17,467
Oramed Pharmaceuticals, Inc.* (Pharmaceuticals)	146	3,209
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	344	3,891
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	595	2,910
Organogenesis Holdings, Inc.* (Biotechnology)	184	2,620
ORIC Pharmaceuticals, Inc.* (Biotechnology)	153	3,199
Origin Bancorp, Inc. (Banks)	107	4,531
Orion Engineered Carbons SA* (Chemicals)	292	5,323
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	218	14,520
Orrstown Financial Services, Inc. (Banks)	52	1,217
Ortho Clinical Diagnostics Holdings PLC* (Health Care Equipment & Supplies)	533	9,850
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	91	3,469
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	67	4,389
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	82	7,774
Otter Tail Corp. (Electric Utilities)	198	11,082
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	140	1,025
Outbrain, Inc.* (Interactive Media & Services)	39	577
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	701	17,665
Outlook Therapeutics, Inc.* (Biotechnology)	429	931
Outset Medical, Inc.* (Health Care Equipment & Supplies)	220	10,877
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	207	16,129
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	1,262	41,495
Owens & Minor, Inc. (Health Care Providers & Services)	349	10,920
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	77	6,943
Oyster Point Pharma, Inc.* (Biotechnology)	53	628
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	936	23,915
Pacific Premier Bancorp, Inc. (Banks)	451	18,689
Pacira BioSciences, Inc.* (Pharmaceuticals)	210	11,759
Pactiv Evergreen, Inc. (Containers & Packaging)	207	2,592
PAE, Inc.* (Aerospace & Defense)	334	1,997
PagerDuty, Inc.* (Software)	389	16,112
Palomar Holdings, Inc.* (Insurance)	118	9,538
PAM Transportation Services, Inc.* (Road & Rail)	17	765
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	159	20,191
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	215	3,380
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	117	7,197

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	899	$8,082
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	229	1,113
Park Aerospace Corp. (Aerospace & Defense)	94	1,286
Park National Corp. (Banks)	69	8,415
Park-Ohio Holdings Corp. (Machinery)	41	1,046
Parsons Corp.* (Aerospace & Defense)	127	4,288
Party City Holdco, Inc.* (Specialty Retail)	532	3,777
Passage Bio, Inc.* (Biotechnology)	178	1,773
Patrick Industries, Inc. (Building Products)	109	9,080
Patterson Cos., Inc. (Health Care Providers & Services)	412	12,418
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	898	8,082
PAVmed, Inc.* (Health Care Equipment & Supplies)	346	2,955
Paya Holdings, Inc.* (IT Services)	396	4,305
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	464	6,018
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	53	2,334
PCSB Financial Corp. (Thrifts & Mortgage Finance)	65	1,199
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	479	22,700
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	143	3,295
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	388	5,739
Peapack Gladstone Financial Corp. (Banks)	87	2,902
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	626	14,029
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	74	1,974
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	158	9,659
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	472	9,294
Peoples Bancorp, Inc. (Banks)	122	3,856
Peoples Financial Services Corp. (Banks)	34	1,549
Perdoceo Education Corp.* (Diversified Consumer Services)	339	3,580
Perficient, Inc.* (IT Services)	157	18,165
Performance Food Group Co.* (Food & Staples Retailing)	730	33,916
Perpetua Resources Corp.* (Metals & Mining)	129	642
Personalis, Inc.* (Life Sciences Tools & Services)	173	3,329
Petiq, Inc.* (Health Care Providers & Services)	130	3,246
PetMed Express, Inc. (Internet & Direct Marketing Retail)	95	2,553
PGT Innovations, Inc.* (Building Products)	277	5,291
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	97	3,114
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	98	2,111
Phillips Edison & Co., Inc. (Equity Real Estate Investment Trusts)	90	2,764
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	290	3,953
Phreesia, Inc.* (Health Care Technology)	235	14,500
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,038	18,290
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	597	10,406
Ping Identity Holding Corp.* (Software)	239	5,872
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	56	708
Piper Sandler Cos. (Capital Markets)	84	11,631
Pitney Bowes, Inc. (Commercial Services & Supplies)	847	6,107
PJT Partners, Inc. - Class A (Capital Markets)	116	9,177
Plantronics, Inc.* (Communications Equipment)	203	5,219
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	132	1,040
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	113	2,663
Plexus Corp.* (Electronic Equipment, Instruments & Components)	135	12,070
Pliant Therapeutics, Inc.* (Pharmaceuticals)	116	1,958
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	141	3,208
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	126	3,755
PNM Resources, Inc. (Electric Utilities)	412	20,385
PolyMet Mining Corp.* (Metals & Mining)	139	424
Porch Group, Inc.* (Internet & Direct Marketing Retail)	371	6,559
Portage Biotech, Inc.* (Biotechnology)	24	488
Portland General Electric Co. (Electric Utilities)	433	20,347
Poseida Therapeutics, Inc.* (Biotechnology)	138	1,006
Postal Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	59	1,100
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	318	16,402
Powell Industries, Inc. (Electrical Equipment)	44	1,081
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	291	28,806
Powerschool Holdings, Inc.* (Diversified Consumer Services)	207	5,094
PRA Group, Inc.* (Consumer Finance)	219	9,229
Praxis Precision Medicines, Inc.* (Biotechnology)	156	2,884
Precigen, Inc.* (Biotechnology)	456	2,275
Precision BioSciences, Inc.* (Biotechnology)	238	2,747
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	248	3,033
Preferred Bank (Banks)	66	4,401
Preformed Line Products Co. (Electrical Equipment)	14	911
Prelude Therapeutics, Inc.* (Biotechnology)	52	1,625
Premier Financial Corp. (Thrifts & Mortgage Finance)	178	5,668
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	241	13,522
PriceSmart, Inc. (Food & Staples Retailing)	113	8,763
Primis Financial Corp. (Banks)	116	1,677
Primo Water Corp. (Beverages)	757	11,900

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Primoris Services Corp. (Construction & Engineering)	257	$6,294
Priority Technology Holdings, Inc.* (IT Services)	48	321
Privia Health Group, Inc.* (Health Care Providers & Services)	97	2,285
ProAssurance Corp. (Insurance)	259	6,159
PROG Holdings, Inc. (Consumer Finance)	319	13,401
Progress Software Corp. (Software)	212	10,428
Progyny, Inc.* (Health Care Providers & Services)	304	17,024
Prometheus Biosciences, Inc.* (Biotechnology)	54	1,280
ProPetro Holding Corp.* (Energy Equipment & Services)	410	3,547
PROS Holdings, Inc.* (Software)	192	6,812
Protagonist Therapeutics, Inc.* (Biotechnology)	215	3,810
Prothena Corp. PLC* (Biotechnology)	168	11,967
Proto Labs, Inc.* (Machinery)	134	8,924
Provention Bio, Inc.* (Pharmaceuticals)	267	1,709
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	74	1,185
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	365	8,567
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	97	15,204
PTC Therapeutics, Inc.* (Biotechnology)	334	12,428
Pulmonx Corp.* (Health Care Equipment & Supplies)	126	4,533
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	67	1,447
Puma Biotechnology, Inc.* (Biotechnology)	155	1,087
Pure Cycle Corp.* (Water Utilities)	93	1,238
PureCycle Technologies, Inc.* (Chemicals)	159	2,112
Purple Innovation, Inc.* (Household Durables)	277	5,823
Pzena Investment Management, Inc. - Class A (Capital Markets)	81	797
Q2 Holdings, Inc.* (Software)	263	21,077
QAD, Inc. (Software)	58	5,069
QCR Holdings, Inc. (Banks)	74	3,807
Quaker Chemical Corp. (Chemicals)	65	15,452
Qualys, Inc.* (Software)	164	18,252
Quanex Building Products Corp. (Building Products)	161	3,447
Quanterix Corp.* (Life Sciences Tools & Services)	149	7,419
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	276	1,430
QuinStreet, Inc.* (Interactive Media & Services)	239	4,197
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	428	2,491
Quotient, Ltd.* (Health Care Equipment & Supplies)	378	885
R. R. Donnelley & Sons Co.* (Commercial Services & Supplies)	341	1,753
R1 RCM, Inc.* (Health Care Providers & Services)	572	12,590
Rackspace Technology, Inc.* (IT Services)	263	3,740
Radian Group, Inc. (Thrifts & Mortgage Finance)	898	20,402
Radiant Logistics, Inc.* (Air Freight & Logistics)	189	1,208
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	284	4,638
Radius Health, Inc.* (Biotechnology)	225	2,792
RadNet, Inc.* (Health Care Providers & Services)	219	6,419
Rafael Holdings, Inc.* - Class B (Real Estate Management & Development)	47	1,444
Rain Therapeutics, Inc.* (Biotechnology)	36	539
Rallybio Corp.* (Biotechnology)	35	615
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	522	11,588
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	1,151	26,047
Ranpak Holdings Corp.* (Containers & Packaging)	181	4,854
Rapid Micro Biosystems, Inc.* - Class A (Life Sciences Tools & Services)	38	702
Rapid7, Inc.* (Software)	268	30,289
RAPT Therapeutics, Inc.* (Biotechnology)	103	3,198
Raven Industries, Inc. (Industrial Conglomerates)	172	9,909
Rayonier Advanced Materials, Inc.* (Chemicals)	297	2,228
RBB Bancorp (Banks)	68	1,714
RBC Bearings, Inc.* (Machinery)	135	28,648
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	40	2,740
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	278	4,012
Realogy Holdings Corp.* (Real Estate Management & Development)	554	9,717
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	132	13,280
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	135	3,106
Red River Bancshares, Inc. (Banks)	22	1,097
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	75	1,730
Red Rock Resorts, Inc.* - Class A (Hotels, Restaurants & Leisure)	297	15,212
Redfin Corp.* (Real Estate Management & Development)	490	24,548
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	544	7,012
REGENXBIO, Inc.* (Biotechnology)	190	7,965
Regional Management Corp. (Consumer Finance)	38	2,211
Regis Corp.* (Diversified Consumer Services)	114	397
Rekor Systems, Inc.* (Professional Services)	151	1,735
Relay Therapeutics, Inc.* (Biotechnology)	289	9,112
Reliant Bancorp, Inc. (Banks)	73	2,306
Relmada Therapeutics, Inc.* (Pharmaceuticals)	75	1,966
Renasant Corp. (Banks)	266	9,589
Reneo Pharmaceuticals, Inc.* (Biotechnology)	30	224
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	216	10,843
Rent-A-Center, Inc. (Specialty Retail)	317	17,819
Repay Holdings Corp.* (IT Services)	417	9,604
Replimune Group, Inc.* (Biotechnology)	143	4,239
Republic Bancorp, Inc. - Class A (Banks)	45	2,279
Republic First Bancorp, Inc.* (Banks)	215	662

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Resideo Technologies, Inc.* (Building Products)	696	$17,254
Resources Connection, Inc. (Professional Services)	152	2,399
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	572	9,964
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,033	13,305
Retail Value, Inc. (Equity Real Estate Investment Trusts)	84	2,212
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	83	915
REV Group, Inc. (Machinery)	137	2,351
Revance Therapeutics, Inc.* (Pharmaceuticals)	338	9,416
Revlon, Inc.* - Class A (Personal Products)	34	344
REVOLUTION Medicines, Inc.* (Biotechnology)	286	7,868
Revolve Group, Inc.* (Internet & Direct Marketing Retail)	173	10,686
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	26	2,077
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	212	2,769
Ribbon Communications, Inc.* (Communications Equipment)	338	2,021
Rigel Pharmaceuticals, Inc.* (Biotechnology)	822	2,984
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	12	282
Rimini Street, Inc.* (Software)	211	2,036
Riot Blockchain, Inc.*(a) (Software)	406	10,434
Rite Aid Corp.* (Food & Staples Retailing)	265	3,763
RLI Corp. (Insurance)	193	19,351
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	796	11,829
Rocket Pharmaceuticals, Inc.* (Biotechnology)	196	5,858
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	33	1,571
Rogers Corp.* (Electronic Equipment, Instruments & Components)	90	16,783
Romeo Power, Inc.* (Electrical Equipment)	606	3,000
RPC, Inc.* (Energy Equipment & Services)	325	1,580
RPT Realty (Equity Real Estate Investment Trusts)	388	4,951
Rubius Therapeutics, Inc.* (Biotechnology)	221	3,951
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	203	9,167
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	32	1,465
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	259	4,975
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	162	3,355
Rxsight, Inc.* (Health Care Equipment & Supplies)	40	507
Ryerson Holding Corp. (Metals & Mining)	79	1,759
Ryman Hospitality Properties, Inc.* - Class I (Equity Real Estate Investment Trusts)	259	21,678
S&T Bancorp, Inc. (Banks)	187	5,511
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,062	15,633
Safe Bulkers, Inc.* (Marine)	300	1,551
Safehold, Inc. (Equity Real Estate Investment Trusts)	86	6,183
Safety Insurance Group, Inc. (Insurance)	70	5,548
Saia, Inc.* (Road & Rail)	128	30,467
Sailpoint Technologies Holding, Inc.* (Software)	440	18,867
Sally Beauty Holdings, Inc.* (Specialty Retail)	542	9,133
Sana Biotechnology, Inc.* (Biotechnology)	416	9,368
Sanderson Farms, Inc. (Food Products)	98	18,443
Sandy Spring Bancorp, Inc. (Banks)	223	10,218
Sangamo Therapeutics, Inc.* (Biotechnology)	571	5,145
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	309	11,909
Sapiens International Corp. N.V. (Software)	149	4,288
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	57	2,511
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	121	4,210
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	125	5,476
Scholar Rock Holding Corp.* (Biotechnology)	133	4,392
Scholastic Corp. (Media)	127	4,528
Schrodinger, Inc.* (Health Care Technology)	218	11,920
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	151	5,234
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	463	38,462
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	235	4,357
Sculptor Capital Management, Inc. (Capital Markets)	105	2,928
Seacoast Banking Corp. (Banks)	263	8,892
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	153	2,407
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	248	13,719
SecureWorks Corp.* - Class A (Software)	48	954
Seelos Therapeutics, Inc.* (Pharmaceuticals)	474	1,142
Seer, Inc.* (Life Sciences Tools & Services)	200	6,906
Select Energy Services, Inc.* (Energy Equipment & Services)	297	1,541
Select Medical Holdings Corp. (Health Care Providers & Services)	532	19,242
Selecta Biosciences, Inc.* (Biotechnology)	437	1,818
Selective Insurance Group, Inc. (Insurance)	286	21,601
Selectquote, Inc.* (Insurance)	645	8,340
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	311	24,249
Seneca Foods Corp.* - Class A (Food Products)	30	1,447
Sensei Biotherapeutics, Inc.* (Biotechnology)	101	1,063
Senseonics Holdings, Inc.*(a) (Health Care Equipment & Supplies)	2,080	7,051
Sensient Technologies Corp. (Chemicals)	204	18,580
Sera Prognostics, Inc.* - Class A (Biotechnology)	23	256
Seres Therapeutics, Inc.* (Biotechnology)	335	2,332
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	180	2,669
Service Properties Trust (Equity Real Estate Investment Trusts)	790	8,856

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
ServisFirst Bancshares, Inc. (Banks)	240	$18,672
Sesen Bio, Inc.* (Biotechnology)	952	755
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	503	4,215
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	180	14,123
Sharps Compliance Corp.* (Health Care Providers & Services)	70	579
Shattuck Labs, Inc.* (Biotechnology)	128	2,609
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	233	7,358
Shift Technologies, Inc.* (Specialty Retail)	299	2,075
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	162	33,353
Shoe Carnival, Inc. (Specialty Retail)	85	2,756
ShotSpotter, Inc.* (Software)	41	1,491
Shutterstock, Inc. (Internet & Direct Marketing Retail)	113	12,805
SI-BONE, Inc.* (Health Care Equipment & Supplies)	157	3,363
Sientra, Inc.* (Health Care Equipment & Supplies)	277	1,587
Sierra Bancorp (Banks)	68	1,651
SIGA Technologies, Inc.* (Pharmaceuticals)	235	1,737
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	54	1,226
Sigilon Therapeutics, Inc.* (Biotechnology)	73	412
Signet Jewelers, Ltd. (Specialty Retail)	251	19,818
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	214	29,994
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	163	8,970
Silverback Therapeutics, Inc.* (Biotechnology)	99	988
Silvergate Capital Corp.* - Class A (Banks)	118	13,629
Simmons First National Corp. - Class A (Banks)	517	15,283
Simpson Manufacturing Co., Inc. (Building Products)	210	22,463
Simulations Plus, Inc. (Health Care Technology)	74	2,923
Sinclair Broadcast Group, Inc. - Class A (Media)	221	7,001
Singular Genomics Systems, Inc.* (Life Sciences Tools & Services)	57	638
SiriusPoint, Ltd.* (Insurance)	426	3,945
SITE Centers Corp. (Equity Real Estate Investment Trusts)	834	12,877
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	63	12,863
SJW Corp. (Water Utilities)	133	8,786
Skyline Champion Corp.* (Household Durables)	253	15,195
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	39	1,061
SkyWest, Inc.* (Airlines)	240	11,842
Sleep Number Corp.* (Specialty Retail)	111	10,376
SM Energy Co. (Oil, Gas & Consumable Fuels)	577	15,221
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	84	3,738
SmartFinancial, Inc. (Banks)	67	1,732
Smith & Wesson Brands, Inc. (Leisure Products)	231	4,796
Smith Micro Software, Inc.* (Software)	222	1,074
Snap One Holdings Corp.* (Household Durables)	64	1,067
SOC Telemed, Inc.* (Health Care Providers & Services)	292	660
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	151	1,259
Solid Biosciences, Inc.* (Biotechnology)	287	686
Soliton, Inc.* (Health Care Equipment & Supplies)	56	1,140
Sonic Automotive, Inc. - Class A (Specialty Retail)	105	5,517
Sonos, Inc.* (Household Durables)	579	18,735
Sorrento Therapeutics, Inc.* (Biotechnology)	1,337	10,201
South Jersey Industries, Inc. (Gas Utilities)	496	10,545
South Plains Financial, Inc. (Banks)	51	1,243
South State Corp. (Banks)	336	25,089
Southern First Bancshares, Inc.* (Banks)	36	1,926
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	37	1,661
Southside Bancshares, Inc. (Banks)	150	5,744
Southwest Gas Holdings, Inc. (Gas Utilities)	285	19,061
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,262	18,071
SP Plus Corp.* (Commercial Services & Supplies)	111	3,404
SpartanNash Co. (Food & Staples Retailing)	172	3,767
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	785	1,711
Spero Therapeutics, Inc.* (Biotechnology)	116	2,136
Spire, Inc. (Gas Utilities)	244	14,928
Spirit Airlines, Inc.* (Airlines)	473	12,270
Spirit of Texas Bancshares, Inc. (Banks)	62	1,500
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	210	3,696
SpringWorks Therapeutics, Inc.* (Biotechnology)	141	8,945
Sprout Social, Inc.* - Class A (Software)	215	26,219
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	552	12,790
Spruce Biosciences, Inc.* (Biotechnology)	42	252
SPS Commerce, Inc.* (Software)	174	28,068
SPX Corp.* (Machinery)	211	11,278
SPX FLOW, Inc. (Machinery)	200	14,620
SQZ Biotechnologies Co.* (Biotechnology)	110	1,586
STAAR Surgical Co.* (Health Care Equipment & Supplies)	229	29,433
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	786	30,850
Stagwell, Inc.* (Media)	297	2,278
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	86	28,362
Standard Motor Products, Inc. (Auto Components)	101	4,415
Standex International Corp. (Machinery)	58	5,737
Startek, Inc.* (IT Services)	81	446
State Auto Financial Corp. (Insurance)	85	4,331
Steelcase, Inc. - Class A (Commercial Services & Supplies)	427	5,414
Stem, Inc.* (Electrical Equipment)	233	5,566
Stepan Co. (Chemicals)	104	11,746
StepStone Group, Inc. - Class A (Capital Markets)	195	8,315

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	239	$1,286
Sterling Construction Co., Inc.* (Construction & Engineering)	134	3,038
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	395	15,862
Stewart Information Services Corp. (Insurance)	128	8,097
Stitch Fix, Inc.* - Class A (Internet & Direct Marketing Retail)	284	11,346
Stock Yards Bancorp, Inc. (Banks)	116	6,803
Stoke Therapeutics, Inc.* (Biotechnology)	92	2,340
StoneMor, Inc.* (Diversified Consumer Services)	155	383
Stoneridge, Inc.* (Auto Components)	126	2,569
StoneX Group, Inc.* (Capital Markets)	81	5,338
Strategic Education, Inc. (Diversified Consumer Services)	117	8,249
Stride, Inc.* (Diversified Consumer Services)	194	6,972
Sturm Ruger & Co., Inc. (Leisure Products)	83	6,124
Summit Financial Group, Inc. (Banks)	55	1,348
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	499	4,805
Summit Materials, Inc.* - Class A (Construction Materials)	572	18,287
Summit Therapeutics, Inc.* (Biotechnology)	127	636
Sumo Logic, Inc.* (Software)	413	6,658
Sun Country Airlines Holdings, Inc.* (Airlines)	83	2,784
SunCoke Energy, Inc. (Metals & Mining)	400	2,512
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	414	13,637
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	385	8,732
Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts)	1,048	12,513
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	208	7,607
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	57	1,328
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	236	6,294
Surface Oncology, Inc.* (Biotechnology)	168	1,272
Surgery Partners, Inc.* (Health Care Providers & Services)	153	6,478
Surmodics, Inc.* (Health Care Equipment & Supplies)	65	3,614
Sutro BioPharma, Inc.* (Biotechnology)	209	3,948
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	170	30,554
Syndax Pharmaceuticals, Inc.* (Biotechnology)	216	4,128
Syros Pharmaceuticals, Inc.* (Biotechnology)	277	1,238
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	108	2,831
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	92	4,089
Talaris Therapeutics, Inc.* (Biotechnology)	44	597
Talis Biomedical Corp.* (Health Care Equipment & Supplies)	70	438
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	177	2,437
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	492	8,020
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	120	448
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	41	884
Tattooed Chef, Inc.* (Food Products)	227	4,184
Taylor Morrison Home Corp.* (Household Durables)	587	15,133
Taysha Gene Therapies, Inc.* (Biotechnology)	107	1,992
TCR2 Therapeutics, Inc.* (Biotechnology)	147	1,251
Team, Inc.* (Commercial Services & Supplies)	127	382
TechTarget, Inc.* (Media)	123	10,138
Teekay Corp.* (Oil, Gas & Consumable Fuels)	334	1,222
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	115	1,671
TEGNA, Inc. (Media)	1,065	21,003
Tejon Ranch Co.* (Real Estate Management & Development)	100	1,776
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	486	9,477
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	1,733	6,776
Telos Corp.* (Software)	192	5,457
Tenable Holdings, Inc.* (Software)	437	20,163
Tenaya Therapeutics, Inc.* (Biotechnology)	67	1,384
Tenet Healthcare Corp.* (Health Care Providers & Services)	511	33,950
Tennant Co. (Machinery)	89	6,582
Tenneco, Inc.* (Auto Components)	327	4,666
Terex Corp. (Machinery)	329	13,851
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	66	688
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	335	21,182
Tetra Tech, Inc. (Commercial Services & Supplies)	260	38,829
TETRA Technologies, Inc.* (Energy Equipment & Services)	591	1,844
Texas Capital Bancshares, Inc.* (Banks)	244	14,645
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	337	30,779
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	231	8,064
TG Therapeutics, Inc.* (Biotechnology)	617	20,534
The Andersons, Inc. (Food & Staples Retailing)	151	4,655
The Bancorp, Inc.* (Banks)	252	6,413
The Bank of Nt Butterfield & Son, Ltd. (Banks)	242	8,593
The Brink's Co. (Commercial Services & Supplies)	234	14,812
The Buckle, Inc. (Specialty Retail)	143	5,661
The Cato Corp. - Class A (Specialty Retail)	95	1,571
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	222	10,434
The Children's Place, Inc.* (Specialty Retail)	68	5,118
The Container Store Group, Inc.* (Specialty Retail)	153	1,457
The E.W. Scripps Co. - Class A (Media)	276	4,985
The Ensign Group, Inc. (Health Care Providers & Services)	253	18,947

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
The ExOne Co.* (Machinery)	82	$1,917
The First Bancorp, Inc. (Banks)	50	1,457
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	567	4,235
The Goodyear Tire & Rubber Co.* (Auto Components)	1,330	23,541
The Greenbrier Cos., Inc. (Machinery)	153	6,577
The Hackett Group, Inc. (IT Services)	118	2,315
The Joint Corp.* (Health Care Providers & Services)	67	6,567
The Lovesac Co.* (Household Durables)	61	4,031
The Macerich Co. (Equity Real Estate Investment Trusts)	1,029	17,195
The Manitowoc Co., Inc.* (Machinery)	165	3,534
The Marcus Corp.* (Entertainment)	110	1,920
The ODP Corp.* (Specialty Retail)	230	9,237
The Pennant Group, Inc.* (Health Care Providers & Services)	123	3,455
The RealReal, Inc.* (Internet & Direct Marketing Retail)	378	4,982
The RMR Group, Inc. - Class A (Real Estate Management & Development)	73	2,442
The Shyft Group, Inc. (Machinery)	167	6,348
The Simply Good Foods Co.* (Food Products)	410	14,141
The St Joe Co. (Real Estate Management & Development)	160	6,736
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,876	1,391
Theravance Biopharma, Inc.* (Pharmaceuticals)	289	2,139
Thermon Group Holdings, Inc.* (Electrical Equipment)	159	2,752
Thryv Holdings, Inc.* (Media)	37	1,111
Tidewater, Inc.* (Energy Equipment & Services)	198	2,388
Tilly's, Inc. - Class A (Specialty Retail)	109	1,527
TimkenSteel Corp.* (Metals & Mining)	221	2,891
Tiptree, Inc. (Insurance)	111	1,112
Titan International, Inc.* (Machinery)	246	1,761
Titan Machinery, Inc.* (Trading Companies & Distributors)	93	2,410
Tivity Health, Inc.* (Health Care Providers & Services)	212	4,889
Tompkins Financial Corp. (Banks)	68	5,502
Tonix Pharmaceuticals Holding Corp.* (Biotechnology)	1,735	1,043
Tootsie Roll Industries, Inc. (Food Products)	75	2,282
Torrid Holdings, Inc.* (Specialty Retail)	61	941
TowneBank (Banks)	323	10,049
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	289	3,578
TPI Composites, Inc.* (Electrical Equipment)	174	5,873
Traeger, Inc.* (Household Durables)	109	2,281
Transcat, Inc.* (Trading Companies & Distributors)	34	2,192
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	125	4,136
TravelCenters of America, Inc.* (Specialty Retail)	60	2,987
Travere Therapeutics, Inc.* (Biotechnology)	281	6,814
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	54	1,453
Trean Insurance Group, Inc.* (Insurance)	85	880
Tredegar Corp. (Chemicals)	126	1,535
TreeHouse Foods, Inc.* (Food Products)	250	9,970
Trevena, Inc.* (Biotechnology)	787	968
Tri Pointe Homes, Inc.* (Household Durables)	544	11,435
TriCo Bancshares (Banks)	133	5,772
Trillium Therapeutics, Inc.* (Biotechnology)	478	8,394
TriMas Corp.* (Machinery)	208	6,731
TriNet Group, Inc.* (Professional Services)	195	18,443
Trinity Industries, Inc. (Machinery)	379	10,297
Trinseo SA (Chemicals)	187	10,094
Triple-S Management Corp.* (Health Care Providers & Services)	109	3,855
TriState Capital Holdings, Inc.* (Banks)	139	2,940
Triton International, Ltd. (Trading Companies & Distributors)	321	16,705
Triumph Bancorp, Inc.* (Banks)	113	11,315
Triumph Group, Inc.* (Aerospace & Defense)	307	5,719
Tronox Holdings PLC - Class A (Chemicals)	552	13,607
TrueBlue, Inc.* (Professional Services)	168	4,549
TrueCar, Inc.* (Interactive Media & Services)	459	1,909
Trupanion, Inc.* (Insurance)	184	14,291
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	91	2,909
Trustmark Corp. (Banks)	299	9,634
TTEC Holdings, Inc. (IT Services)	89	8,324
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	516	6,486
Tucows, Inc.* (IT Services)	47	3,711
Tupperware Brands Corp.* (Household Durables)	239	5,048
Turning Point Brands, Inc. (Tobacco)	70	3,343
Turning Point Therapeutics, Inc.* (Biotechnology)	221	14,681
Turtle Beach Corp.* (Household Durables)	73	2,031
Tutor Perini Corp.* (Construction & Engineering)	199	2,583
Twist Bioscience Corp.* (Biotechnology)	227	24,282
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,511	9,580
U.S. Cellular Corp.* (Wireless Telecommunication Services)	75	2,392
U.S. Ecology, Inc.* (Commercial Services & Supplies)	152	4,917
U.S. Lime & Minerals, Inc. (Construction Materials)	10	1,208
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	62	6,857
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	354	2,828
UFP Industries, Inc. (Building Products)	290	19,713
UFP Technologies, Inc.* (Containers & Packaging)	33	2,032
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	214	9,116
UMB Financial Corp. (Banks)	211	20,406
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	204	4,672
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	64	1,404
UniFirst Corp. (Commercial Services & Supplies)	73	15,521

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Unisys Corp.* (IT Services)	316	$7,944
United Bankshares, Inc. (Banks)	602	21,901
United Community Banks, Inc. (Banks)	419	13,752
United Fire Group, Inc. (Insurance)	101	2,333
United Insurance Holdings Corp. (Insurance)	98	356
United Natural Foods, Inc.* (Food & Staples Retailing)	269	13,025
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	936	11,578
Unitil Corp. (Multi-Utilities)	75	3,209
Universal Corp. (Tobacco)	116	5,606
Universal Electronics, Inc.* (Household Durables)	63	3,103
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	62	3,427
Universal Insurance Holdings, Inc. (Insurance)	130	1,695
Universal Logistics Holdings, Inc. (Road & Rail)	37	743
Univest Financial Corp. (Banks)	139	3,807
Upland Software, Inc.* (Software)	139	4,648
Upwork, Inc.* (Professional Services)	568	25,577
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,111	3,389
Urban Edge Properties (Equity Real Estate Investment Trusts)	557	10,199
Urban Outfitters, Inc.* (Specialty Retail)	330	9,798
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	871	1,498
UroGen Pharma, Ltd.* (Biotechnology)	94	1,581
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	143	2,707
US Xpress Enterprises, Inc.* - Class A (Road & Rail)	129	1,113
USANA Health Sciences, Inc.* (Personal Products)	60	5,532
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	16	1,485
Utz Brands, Inc. (Food Products)	275	4,711
Valhi, Inc. (Chemicals)	12	280
Valley National Bancorp (Banks)	1,928	25,662
Value Line, Inc. (Capital Markets)	5	171
Vanda Pharmaceuticals, Inc.* (Biotechnology)	264	4,525
Vapotherm, Inc.* (Health Care Equipment & Supplies)	110	2,450
Varex Imaging Corp.* (Health Care Equipment & Supplies)	185	5,217
Varonis Systems, Inc.* (Software)	510	31,033
Vaxart, Inc.* (Biotechnology)	575	4,571
Vaxcyte, Inc.* (Pharmaceuticals)	194	4,922
VBI Vaccines, Inc.* (Biotechnology)	896	2,787
Vector Group, Ltd. (Tobacco)	691	8,810
Vectrus, Inc.* (Aerospace & Defense)	55	2,765
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	240	5,330
Velocity Financial, Inc.* (Thrifts & Mortgage Finance)	41	540
Velodyne Lidar, Inc.* (Electronic Equipment, Instruments & Components)	364	2,155
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	125	1,176
Vera Therapeutics, Inc.* (Biotechnology)	34	590
Veracyte, Inc.* (Biotechnology)	325	15,096
Verastem, Inc.* (Biotechnology)	830	2,556
Vericel Corp.* (Biotechnology)	224	10,931
Verint Systems, Inc.* (Software)	310	13,885
Veritex Holdings, Inc. (Banks)	229	9,013
Veritiv Corp.* (Trading Companies & Distributors)	71	6,359
Veritone, Inc.* (Software)	137	3,273
Verra Mobility Corp.* - Class C (IT Services)	645	9,720
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	63	788
Verso Corp. - Class A (Paper & Forest Products)	130	2,698
Veru, Inc.* (Personal Products)	310	2,644
Verve Therapeutics, Inc.* (Biotechnology)	76	3,572
Via Renewables, Inc. (Multi-Utilities)	58	591
Viad Corp.* (Commercial Services & Supplies)	98	4,450
Viant Technology, Inc.* - Class A (Software)	56	684
Viavi Solutions, Inc.* (Communications Equipment)	1,100	17,314
Vicor Corp.* (Electrical Equipment)	102	13,684
Viemed Healthcare, Inc.* (Health Care Providers & Services)	170	944
View, Inc.*(a) (Building Products)	472	2,558
ViewRay, Inc.* (Health Care Equipment & Supplies)	666	4,802
Viking Therapeutics, Inc.* (Biotechnology)	329	2,066
Village Super Market, Inc. - Class A (Food & Staples Retailing)	41	889
Vincerx Pharma, Inc.* (Biotechnology)	63	1,019
Vine Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	120	1,976
Vir Biotechnology, Inc.* (Biotechnology)	289	12,577
Viracta Therapeutics, Inc.* (Biotechnology)	174	1,395
VirnetX Holding Corp.* (Software)	305	1,196
Virtus Investment Partners, Inc. (Capital Markets)	35	10,861
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	642	12,898
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	60	2,086
Vista Outdoor, Inc.* (Leisure Products)	277	11,166
VistaGen Therapeutics, Inc.* (Biotechnology)	934	2,559
Visteon Corp.* (Auto Components)	134	12,648
Vital Farms, Inc.* (Food Products)	118	2,073
Vivint Smart Home, Inc.* (Diversified Consumer Services)	441	4,167
Vocera Communications, Inc.* (Health Care Technology)	166	7,596
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,163	18,747
Vor BioPharma, Inc.* (Biotechnology)	91	1,427
VOXX International Corp.* (Auto Components)	75	859
VSE Corp. (Commercial Services & Supplies)	51	2,457
Vuzix Corp.* (Household Durables)	282	2,950

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	452	$1,681
Wabash National Corp. (Machinery)	240	3,631
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	141	16,003
Warrior Met Coal, Inc. (Metals & Mining)	248	5,771
Washington Federal, Inc. (Thrifts & Mortgage Finance)	326	11,185
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	408	10,098
Washington Trust Bancorp, Inc. (Banks)	82	4,344
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	104	2,131
Watts Water Technologies, Inc. - Class A (Machinery)	132	22,188
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	184	902
WD-40 Co. (Household Products)	66	15,278
Weber, Inc.* - Class A (Household Durables)	82	1,442
Weis Markets, Inc. (Food & Staples Retailing)	79	4,151
Welbilt, Inc.* (Machinery)	629	14,618
Werewolf Therapeutics, Inc.* (Biotechnology)	36	618
Werner Enterprises, Inc. (Road & Rail)	302	13,370
WesBanco, Inc. (Banks)	305	10,394
WESCO International, Inc.* (Trading Companies & Distributors)	215	24,795
West Bancorp, Inc. (Banks)	77	2,312
Westamerica Bancorp (Banks)	125	7,033
Whitestone REIT (Equity Real Estate Investment Trusts)	209	2,044
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	190	11,098
Whole Earth Brands, Inc.* (Food Products)	180	2,079
WideOpenWest, Inc.* (Media)	252	4,952
Willdan Group, Inc.* (Professional Services)	54	1,922
Willis Lease Finance Corp.* (Trading Companies & Distributors)	13	483
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	1,007	31,941
Wingstop, Inc. (Hotels, Restaurants & Leisure)	144	23,607
Winmark Corp. (Specialty Retail)	17	3,656
Winnebago Industries, Inc. (Automobiles)	156	11,302
WisdomTree Investments, Inc. (Capital Markets)	648	3,674
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	391	11,667
Workhorse Group, Inc.*(a) (Auto Components)	581	4,445
Workiva, Inc.* (Software)	206	29,038
World Acceptance Corp.* (Consumer Finance)	21	3,981
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	300	10,086
Worthington Industries, Inc. (Metals & Mining)	163	8,590
WSFS Financial Corp. (Thrifts & Mortgage Finance)	226	11,596
WW International, Inc.* (Diversified Consumer Services)	253	4,617
XBiotech, Inc. (Biotechnology)	73	945
Xencor, Inc.* (Biotechnology)	272	8,884
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	548	9,722
XL Fleet Corp.* (Auto Components)	168	1,035
XOMA Corp.* (Biotechnology)	29	718
Xometry, Inc.* - Class A (Internet & Direct Marketing Retail)	39	2,249
XPEL, Inc.* (Auto Components)	86	6,524
Xperi Holding Corp. (Software)	505	9,514
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	45	571
Yellow Corp.* (Road & Rail)	242	1,367
Yelp, Inc.* (Interactive Media & Services)	344	12,811
Yext, Inc.* (Software)	535	6,436
Y-mAbs Therapeutics, Inc.* (Biotechnology)	168	4,795
York Water Co. (Water Utilities)	63	2,752
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	173	11,529
Zevia PBC* - Class A (Beverages)	49	564
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,009	1,836
Zix Corp.* (Software)	258	1,824
Zogenix, Inc.* (Pharmaceuticals)	270	4,101
Zumiez, Inc.* (Specialty Retail)	105	4,175
Zuora, Inc.* - Class A (Software)	537	8,903
Zurn Water Solutions Corp. (Machinery)	584	37,546
Zymergen, Inc.* (Chemicals)	90	1,185
Zynex, Inc.* (Health Care Equipment & Supplies)	94	1,071

TOTAL COMMON STOCKS
(Cost $10,532,350)		14,100,718

Trust (0.0%)
	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	510	$—
TOTAL TRUST
(Cost $—)		—

Contingent Escrow Shares (0.0%)

	Shares	Value
Wright Medical Group, Inc.*+(b) (Health Care Equipment & Supplies)	442	$—
TOTAL CONTINGENT ESCROW SHARES
(Cost $—)		—

Repurchase Agreements(c)(d) (59.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $17,305,000	$17,305,000	$17,305,000
TOTAL REPURCHASE AGREEMENTS
(Cost $17,305,000)		17,305,000

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

Collateral for Securities Loaned (e) (0.6%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.03%(f)	181,787	$181,787
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $181,787)		181,787
TOTAL INVESTMENT SECURITIES
(Cost $28,019,137) - 108.1%		31,587,505
Net other assets (liabilities) - (8.1)%		(2,361,409)

NET ASSETS - 100.0%		$29,226,096

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of September 30, 2021, these securities represented 0.000% of the net assets of the Fund.
(a)	All or part of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $182,990.
(b)	On November 12, 2020, Stryker Corp. acquired Wright Medical Group. As part of the acquisition, $1.85 per acquired share was allocated 1:1 to Escrow Shares, contingent on whether the $1.85 per share is determined to be payable to the Dutch Government; otherwise, the value of the Escrow Shares will be remitted to pre-acquisition shareholders of Wright Medical Group.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2021, the aggregate amount held in a segregated account was $7,510,000.
(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Securities were purchased with cash collateral held from securities on loan at September 30, 2021.
(f)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2021.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	10/27/21	0.12%	$10,406,132	$(365,931)
Russell 2000 Index	Goldman Sachs International	10/27/21	0.32%	13,858,874	(563,443)
				$24,265,006	$(929,374)

iShares Russell 2000 ETF	UBS AG	10/27/21	(0.13)%	$10,978,893	$(385,835)
Russell 2000 Index	UBS AG	10/27/21	0.07%	9,888,804	(339,885)
				$20,867,697	$(725,720)
				$45,132,703	$(1,655,094)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2021 :: ProFund VP UltraSmall-Cap ::

ProFund VP UltraSmall-Cap invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$88,913	0.3%
Air Freight & Logistics	47,757	0.2%
Airlines	50,541	0.2%
Auto Components	176,739	0.6%
Automobiles	31,958	0.1%
Banks	1,132,728	3.9%
Beverages	58,431	0.2%
Biotechnology	1,381,344	4.7%
Building Products	159,548	0.5%
Capital Markets	225,151	0.8%
Chemicals	261,195	0.9%
Commercial Services & Supplies	247,382	0.8%
Communications Equipment	108,352	0.4%
Construction & Engineering	188,599	0.6%
Construction Materials	22,793	0.1%
Consumer Finance	114,531	0.4%
Containers & Packaging	33,619	0.1%
Distributors	2,518	NM
Diversified Consumer Services	94,053	0.3%
Diversified Financial Services	20,875	0.1%
Diversified Telecommunication Services	90,558	0.3%
Electric Utilities	79,736	0.3%
Electrical Equipment	138,430	0.5%
Electronic Equipment, Instruments & Components	299,571	1.0%
Energy Equipment & Services	118,594	0.4%
Entertainment	143,090	0.5%
Equity Real Estate Investment Trusts	854,964	2.9%
Food & Staples Retailing	133,091	0.5%
Food Products	132,174	0.5%
Gas Utilities	108,991	0.3%
Health Care Equipment & Supplies	502,367	1.7%
Health Care Providers & Services	405,250	1.4%
Health Care Technology	191,731	0.7%
Hotels, Restaurants & Leisure	338,755	1.2%
Household Durables	256,502	0.9%
Household Products	39,602	0.1%
Independent Power and Renewable Electricity Producers	44,852	0.2%
Industrial Conglomerates	9,909	NM
Insurance	262,352	0.9%
Interactive Media & Services	49,446	0.2%
Internet & Direct Marketing Retail	131,391	0.4%
IT Services	282,186	1.0%
Leisure Products	85,686	0.3%
Life Sciences Tools & Services	136,232	0.5%
Machinery	551,549	2.0%
Marine	27,531	0.1%
Media	161,113	0.5%
Metals & Mining	167,744	0.6%
Mortgage Real Estate Investment Trusts	181,743	0.6%
Multiline Retail	46,329	0.2%
Multi-Utilities	50,212	0.2%
Oil, Gas & Consumable Fuels	536,839	1.8%
Paper & Forest Products	41,110	0.1%
Personal Products	70,516	0.2%
Pharmaceuticals	224,548	0.8%
Professional Services	203,216	0.7%
Real Estate Management & Development	122,052	0.4%
Road & Rail	96,735	0.3%
Semiconductors & Semiconductor Equipment	431,731	1.5%
Software	895,604	3.0%
Specialty Retail	340,189	1.1%
Technology Hardware, Storage & Peripherals	40,253	0.1%
Textiles, Apparel & Luxury Goods	108,866	0.4%
Thrifts & Mortgage Finance	242,401	0.8%
Tobacco	20,053	0.1%
Trading Companies & Distributors	179,265	0.6%
Water Utilities	54,492	0.2%
Wireless Telecommunication Services	24,140	0.1%
Other**	15,125,378	51.7%
Total	$29,226,096	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

September 30, 2021 :: ProFund VP U.S. Government Plus ::

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligations (45.6%)

	Principal Amount	Value
U.S. Treasury Bond, 2.00%, 8/15/51	$7,340,000	$7,214,991

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,508,079)		7,214,991

Repurchase Agreements(a)(b) (54.7%)

Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $8,646,000	$8,646,000	$8,646,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,646,000)		8,646,000
TOTAL INVESTMENT SECURITIES (Cost $16,154,079) - 100.3%		15,860,991
Net other assets (liabilities) - (0.3)%		(52,816)

NET ASSETS - 100.0%		$15,808,175

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2021, the aggregate amount held in a segregated account was $545,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.00% due on 8/15/51	Citibank North America	10/15/21	0.15%	$5,907,642	$(277,025)
30-Year U.S. Treasury Bond, 2.00% due on 8/15/51	Societe' Generale	10/15/21	0.23%	6,585,891	(319,777)
				$12,493,533	$(596,802)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2021 :: ProFund VP Utilities ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.2%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	1,538	$91,542
Alliant Energy Corp. (Electric Utilities)	7,358	411,901
Ameren Corp. (Multi-Utilities)	7,561	612,441
American Electric Power Co., Inc. (Electric Utilities)	14,708	1,193,995
American Water Works Co., Inc. (Water Utilities)	5,336	901,997
Atmos Energy Corp. (Gas Utilities)	3,845	339,128
Avangrid, Inc. (Electric Utilities)	2,049	99,581
Avista Corp. (Multi-Utilities)	2,048	80,118
Black Hills Corp. (Multi-Utilities)	1,867	117,173
CenterPoint Energy, Inc. (Multi-Utilities)	17,430	428,778
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	1,028	28,990
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	2,427	73,465
CMS Energy Corp. (Multi-Utilities)	8,516	508,661
Consolidated Edison, Inc. (Multi-Utilities)	10,390	754,210
Dominion Energy, Inc. (Multi-Utilities)	23,770	1,735,684
DTE Energy Co. (Multi-Utilities)	5,698	636,524
Duke Energy Corp. (Electric Utilities)	22,620	2,207,486
Edison International (Electric Utilities)	11,164	619,267
Entergy Corp. (Electric Utilities)	5,908	586,723
Essential Utilities, Inc. (Water Utilities)	6,574	302,930
Evergy, Inc. (Electric Utilities)	6,741	419,290
Eversource Energy (Electric Utilities)	10,103	826,021
Exelon Corp. (Electric Utilities)	28,750	1,389,775
FirstEnergy Corp. (Electric Utilities)	15,999	569,884
Hawaiian Electric Industries, Inc. (Electric Utilities)	3,215	131,268
IDACORP, Inc. (Electric Utilities)	1,485	153,519
MDU Resources Group, Inc. (Multi-Utilities)	5,951	176,566
National Fuel Gas Co. (Gas Utilities)	2,682	140,859
New Jersey Resources Corp. (Gas Utilities)	2,836	98,721
NextEra Energy, Inc. (Electric Utilities)	57,677	4,528,799
NiSource, Inc. (Multi-Utilities)	11,535	279,493
NorthWestern Corp. (Multi-Utilities)	1,516	86,867
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	7,196	293,813
ONE Gas, Inc. (Gas Utilities)	1,574	99,744
PG&E Corp.* (Electric Utilities)	44,356	425,818
Pinnacle West Capital Corp. (Electric Utilities)	3,317	240,018
PNM Resources, Inc. (Electric Utilities)	2,523	124,838
Portland General Electric Co. (Electric Utilities)	2,629	123,537
PPL Corp. (Electric Utilities)	22,628	630,869
Public Service Enterprise Group, Inc. (Multi-Utilities)	14,864	905,218
Sempra Energy (Multi-Utilities)	9,388	1,187,582
Southwest Gas Holdings, Inc. (Gas Utilities)	1,736	116,104
Spire, Inc. (Gas Utilities)	1,520	92,994
The AES Corp. (Independent Power and Renewable Electricity Producers)	19,591	447,263
The Southern Co. (Electric Utilities)	31,130	1,929,126
UGI Corp. (Gas Utilities)	6,148	262,028
Vistra Corp. (Independent Power and Renewable Electricity Producers)	14,184	242,546
WEC Energy Group, Inc. (Multi-Utilities)	9,273	817,879
Xcel Energy, Inc. (Electric Utilities)	15,837	989,813

TOTAL COMMON STOCKS (Cost $13,588,740)		29,460,846

Repurchase Agreements(a) (0.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 9/30/21, due 10/1/21, total to be received $190,000	$190,000	$190,000
TOTAL REPURCHASE AGREEMENTS (Cost $190,000)		190,000
TOTAL INVESTMENT SECURITIES (Cost $13,778,740) - 99.8%		29,650,846
Net other assets (liabilities) - 0.2%		54,316

NET ASSETS - 100.0%		$29,705,162

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Utilities :: September 30, 2021

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	10/25/21	0.57%	$307,447	$(7,166)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Utilities invested in the following industries as of September 30, 2021:

	Value	% of Net Assets
Electric Utilities	$17,693,070	59.5%
Gas Utilities	1,149,578	3.9%
Independent Power and Renewable Electricity Producers	1,086,077	3.7%
Multi-Utilities	8,327,194	28.0%
Water Utilities	1,204,927	4.1%
Other**	244,316	0.8%
Total	$29,705,162	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2021 (unaudited)                 : : APPENDIX : :

Repurchase Agreements

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below:

As of September 30, 2021, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

	Canadian Imperial Bank of Canada	Credit Agricole CIB,	HSBC Securities (USA), Inc.,	RBC Capital Markets, LLC,	Societe' Generale,	UMB Bank N.A.,
	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
	dated 9/30/21,	dated 9/30/21,	dated 9/30/21,	dated 9/30/21,	dated 9/30/21,	dated 9/30/21,
Fund Name	due 10/1/21(1)	due 10/1/21(2)	due 10/1/21(3)	due 10/1/21(4)	due 10/1/21(5)	due 10/1/21(6)
ProFund Access VP High Yield	$669,000	$5,354,000	$5,019,000	$1,673,000	$5,019,000	$457,000
ProFund VP Asia 30	28,000	225,000	211,000	70,000	211,000	22,000
ProFund VP Banks	4,000	35,000	33,000	11,000	33,000	5,000
ProFund VP Basic Materials	12,000	96,000	90,000	30,000	90,000	10,000
ProFund VP Bear	234,000	1,885,000	1,768,000	588,000	1,768,000	168,000
ProFund VP Biotechnology	21,000	175,000	164,000	54,000	164,000	19,000
ProFund VP Bull	776,000	6,216,000	5,827,000	1,941,000	5,827,000	537,000
ProFund VP Consumer Goods	15,000	123,000	115,000	38,000	115,000	12,000
ProFund VP Consumer Services	12,000	99,000	93,000	31,000	93,000	11,000
ProFund VP Dow 30	11,000	96,000	90,000	28,000	90,000	17,000
ProFund VP Emerging Markets	23,000	196,000	183,000	60,000	183,000	23,000
ProFund VP Falling U.S. Dollar	29,000	237,000	223,000	73,000	223,000	26,000
ProFund VP Financials	36,000	295,000	276,000	92,000	276,000	28,000
ProFund VP Health Care	12,000	101,000	95,000	31,000	95,000	12,000
ProFund VP Industrials	13,000	106,000	100,000	33,000	100,000	11,000
ProFund VP International	480,000	3,853,000	3,613,000	1,203,000	3,613,000	335,000
ProFund VP Internet	12,000	99,000	93,000	31,000	93,000	11,000
ProFund VP Japan	326,000	2,615,000	2,452,000	817,000	2,452,000	225,000
ProFund VP Mid-Cap	519,000	4,162,000	3,902,000	1,299,000	3,902,000	361,000
ProFund VP Mid-Cap Growth	1,000	10,000	9,000	3,000	9,000	2,000
ProFund VP Nasdaq-100	1,410,000	11,287,000	10,583,000	3,527,000	10,583,000	966,000
ProFund VP Oil & Gas	25,000	203,000	190,000	63,000	190,000	21,000
ProFund VP Pharmaceuticals	1,000	10,000	10,000	3,000	10,000	3,000
ProFund VP Precious Metals	982,000	7,864,000	7,372,000	2,456,000	7,372,000	677,000
ProFund VP Real Estate	16,000	135,000	126,000	42,000	126,000	15,000
ProFund VP Rising Rates Opportunity	204,000	1,638,000	1,535,000	511,000	1,535,000	148,000
ProFund VP Semiconductor	7,000	59,000	55,000	18,000	55,000	8,000
ProFund VP Short Dow 30	—	1,000	1,000	—	1,000	4,000
ProFund VP Short Emerging Markets	29,000	241,000	226,000	75,000	226,000	28,000
ProFund VP Short International	21,000	180,000	169,000	55,000	169,000	26,000
ProFund VP Short Mid-Cap	1,000	11,000	10,000	3,000	10,000	6,000
ProFund VP Short Nasdaq-100	57,000	471,000	441,000	146,000	441,000	50,000
ProFund VP Short Small-Cap	56,000	461,000	433,000	143,000	433,000	47,000
ProFund VP Small-Cap	206,000	1,653,000	1,550,000	516,000	1,550,000	150,000
ProFund VP Small-Cap Growth	8,000	65,000	60,000	20,000	60,000	8,000
ProFund VP Technology	34,000	275,000	258,000	86,000	258,000	25,000
ProFund VP Telecommunications	1,000	10,000	10,000	3,000	10,000	3,000
ProFund VP UltraBull	177,000	1,428,000	1,340,000	446,000	1,340,000	126,000
ProFund VP UltraMid-Cap	177,000	1,429,000	1,340,000	446,000	1,340,000	129,000
ProFund VP UltraNasdaq-100	1,893,000	15,169,000	14,220,000	4,740,000	14,220,000	1,299,000
ProFund VP UltraShort Dow 30	—	1,000	1,000	—	1,000	1,000
ProFund VP UltraShort Nasdaq-100	28,000	230,000	215,000	71,000	215,000	28,000
ProFund VP UltraSmall-Cap	635,000	5,092,000	4,773,000	1,590,000	4,773,000	442,000
ProFund VP U.S. Government Plus	317,000	2,543,000	2,385,000	794,000	2,385,000	222,000
ProFund VP Utilities	6,000	55,000	52,000	17,000	52,000	8,000
	$9,524,000	$76,489,000	$71,711,000	$23,877,000	$71,711,000	$6,732,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of September 30, 2021 as follows:

(1)	U.S. Treasury Notes, 0.25%, due 10/31/25, total value $9,718,850.
(2)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/22, U.S. Treasury Notes, 0.25%, due 8/31/25, which had an aggregate value of $78,072,415.
(3)	U.S. Treasury Bonds, 2.375%, due 5/15/51, total value $73,150,297.
(4)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/22, total value $24,358,749.
(5)	U.S. Treasury Notes, 1.50% to 1.625%, due 11/15/22 to 8/15/26, which had an aggregate value of $73,149,796.
(6)	Federal Farm Credit Banks, 2.875%, due 12/21/23, Federal Home Loan Banks, 3.375%, due 12/8/23, which had an aggregate value of $6,929,575.